UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.5%)
U.S. Government Securities (3.1%)
	United States Treasury Note/Bond	0.875%	7/15/17	50	50
	United States Treasury Note/Bond	0.875%	8/15/17	350	350
	United States Treasury Note/Bond	0.875%	10/15/17	990	989
	United States Treasury Note/Bond	2.000%	8/31/21	2,750	2,744
	United States Treasury Note/Bond	2.375%	8/15/24	158,725	159,271
[1,2] United States Treasury Note/Bond		4.500%	2/15/36	173,775	220,096
	United States Treasury Note/Bond	3.750%	11/15/43	3,697	4,191
	United States Treasury Note/Bond	3.375%	5/15/44	1,700	1,802
	United States Treasury Note/Bond	3.125%	8/15/44	92,900	93,974
					483,467
Agency Bonds and Notes (0.4%)
3	Tennessee Valley Authority	5.250%	9/15/39	28,800	35,824
3	Tennessee Valley Authority	3.500%	12/15/42	25,200	24,004
					59,828
Total U.S. Government and Agency Obligations (Cost $529,175)					543,295
Corporate Bonds (73.9%)
Finance (21.2%)
	Banking (12.4%)
	American Express Co.	4.050%	12/3/42	36,806	35,460
	Bank of America Corp.	4.200%	8/26/24	13,545	13,593
	Bank of America Corp.	6.110%	1/29/37	14,850	17,278
	Bank of America Corp.	7.750%	5/14/38	19,355	26,586
	Bank of America Corp.	5.875%	2/7/42	29,230	35,426
	Bank of America Corp.	5.000%	1/21/44	28,005	30,292
	Bank of America Corp.	4.875%	4/1/44	28,060	29,886
	Bank of America NA	6.000%	10/15/36	20,450	24,813
4	Bank of Tokyo-Mitsubishi UFJ Ltd.	4.700%	3/10/44	26,550	29,227
	Bank One Corp.	7.750%	7/15/25	25,000	32,745
	Bank One Corp.	7.625%	10/15/26	25,950	34,272
	Bank One Corp.	8.000%	4/29/27	30,869	41,651
	Citigroup Inc.	6.875%	6/1/25	1,000	1,242
	Citigroup Inc.	6.625%	1/15/28	25,000	31,630
	Citigroup Inc.	6.625%	6/15/32	51,545	62,884
	Citigroup Inc.	6.000%	10/31/33	40,155	46,143
	Citigroup Inc.	6.125%	8/25/36	36,760	43,051
	Citigroup Inc.	8.125%	7/15/39	6,580	9,884
	Citigroup Inc.	5.875%	1/30/42	28,339	34,805
	Citigroup Inc.	6.675%	9/13/43	7,675	9,662
	Citigroup Inc.	4.950%	11/7/43	1,150	1,254
	Comerica Inc.	3.800%	7/22/26	2,400	2,399
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	2,000	2,034
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	27,935	29,392
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	5/24/41	5,000	5,734
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.750%	12/1/43	28,730	33,356

Credit Suisse USA Inc.	7.125%	7/15/32	2,760	3,793
Deutsche Bank AG	4.296%	5/24/23	13,935	13,577
Deutsche Bank AG	3.700%	5/30/24	9,120	9,175
Goldman Sachs Group Inc.	6.125%	2/15/33	38,270	46,745
Goldman Sachs Group Inc.	6.450%	5/1/36	50,456	59,841
Goldman Sachs Group Inc.	6.750%	10/1/37	46,319	56,827
Goldman Sachs Group Inc.	6.250%	2/1/41	24,525	30,158
Goldman Sachs Group Inc.	4.800%	7/8/44	17,873	18,404
HSBC Bank USA NA	5.875%	11/1/34	49,700	60,544
HSBC Bank USA NA	5.625%	8/15/35	32,775	39,180
HSBC Holdings plc	7.625%	5/17/32	21,200	28,198
HSBC Holdings plc	6.500%	5/2/36	10,000	12,631
HSBC Holdings plc	6.500%	9/15/37	38,600	48,110
HSBC Holdings plc	6.800%	6/1/38	90,849	117,159
HSBC Holdings plc	5.250%	3/14/44	7,425	8,065
5 HSBC Holdings plc	6.375%	12/29/49	705	719
JPMorgan Chase & Co.	3.375%	5/1/23	1,060	1,035
JPMorgan Chase & Co.	6.400%	5/15/38	90,000	115,828
JPMorgan Chase & Co.	5.500%	10/15/40	24,775	28,861
JPMorgan Chase & Co.	5.600%	7/15/41	900	1,065
JPMorgan Chase & Co.	5.625%	8/16/43	58,297	66,303
5 JPMorgan Chase & Co.	6.125%	12/29/49	280	281
Morgan Stanley	4.875%	11/1/22	1,200	1,278
Morgan Stanley	4.100%	5/22/23	7,905	7,976
Morgan Stanley	3.700%	10/23/24	21,025	21,033
Morgan Stanley	6.250%	8/9/26	10,460	12,579
Morgan Stanley	4.350%	9/8/26	21,790	21,778
Morgan Stanley	7.250%	4/1/32	44,360	60,445
Morgan Stanley	6.375%	7/24/42	35,331	45,463
PNC Bank NA	4.200%	11/1/25	965	1,016
4 Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	12,665	13,109
Wachovia Corp.	6.605%	10/1/25	30,000	36,597
Wachovia Corp.	5.500%	8/1/35	23,955	27,110
Wells Fargo & Co.	4.100%	6/3/26	45,555	46,246
Wells Fargo & Co.	5.375%	2/7/35	1,090	1,259
Wells Fargo & Co.	5.375%	11/2/43	24,501	27,085
Wells Fargo & Co.	5.606%	1/15/44	152,958	174,976
Wells Fargo & Co.	4.650%	11/4/44	18,165	17,977

Brokerage (0.2%)
4 FMR LLC	6.450%	11/15/39	18,200	23,191
Invesco Finance plc	5.375%	11/30/43	2,000	2,316
Legg Mason Inc.	5.625%	1/15/44	2,000	2,236

Finance Companies (2.8%)
GATX Corp.	5.200%	3/15/44	5,420	5,836
General Electric Capital Corp.	5.300%	2/11/21	1,000	1,134
General Electric Capital Corp.	6.750%	3/15/32	126,620	168,286
General Electric Capital Corp.	7.500%	8/21/35	7,000	9,979
General Electric Capital Corp.	6.150%	8/7/37	4,875	6,106
General Electric Capital Corp.	5.875%	1/14/38	122,940	150,458
General Electric Capital Corp.	6.875%	1/10/39	62,045	84,931
5 General Electric Capital Corp.	6.250%	12/29/49	10,000	10,937

Insurance (5.7%)
ACE Capital Trust II	9.700%	4/1/30	9,000	13,275
ACE INA Holdings Inc.	4.150%	3/13/43	9,000	9,007
Aetna Inc.	4.125%	11/15/42	26,510	25,159

	Aetna Inc.	4.750%	3/15/44	11,380	11,946
	Aflac Inc.	6.450%	8/15/40	2,900	3,677
	Allstate Corp.	4.500%	6/15/43	25,000	26,178
	American International Group Inc.	4.500%	7/16/44	35,210	35,585
	Anthem Inc.	6.375%	6/15/37	16,791	20,776
	Anthem Inc.	4.625%	5/15/42	17,100	17,368
	Arch Capital Group US Inc.	5.144%	11/1/43	14,510	15,829
	AXA Financial Inc.	7.000%	4/1/28	24,910	31,342
	AXIS Specialty Finance plc	5.150%	4/1/45	3,000	3,111
	Berkshire Hathaway Inc.	4.500%	2/11/43	44,557	46,342
4	Guardian Life Insurance Co. of America	7.375%	9/30/39	12,375	17,053
4	Guardian Life Insurance Co. of America	4.875%	6/19/64	10,700	10,841
4	Jackson National Life Insurance Co.	8.150%	3/15/27	200	260
4	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	37,162
[4,5] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	6,000	7,622
4	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	16,751	26,287
4	Massachusetts Mutual Life Insurance Co.	5.375%	12/1/41	6,160	6,900
	MetLife Inc.	6.500%	12/15/32	900	1,164
	MetLife Inc.	4.125%	8/13/42	20,590	20,025
	MetLife Inc.	4.875%	11/13/43	2,049	2,220
4	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	46,053
	Munich Re America Corp.	7.450%	12/15/26	7,600	9,879
4	Nationwide Mutual Insurance Co.	8.250%	12/1/31	6,285	8,625
4	Nationwide Mutual Insurance Co.	9.375%	8/15/39	39,206	60,614
4	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	13,707
4	New York Life Insurance Co.	5.875%	5/15/33	43,575	52,562
4	Nippon Life Insurance Co.	5.100%	10/16/24	2,500	2,603
4	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	14,890	18,510
4	Pacific Life Insurance Co.	9.250%	6/15/39	26,945	42,127
	Progressive Corp.	6.700%	6/15/17	1,051	1,156
	Prudential Financial Inc.	5.750%	7/15/33	11,700	13,756
	Prudential Financial Inc.	6.200%	11/15/40	9,420	11,587
4	Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	12,239
4	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	20,452	27,022
4	Teachers Insurance & Annuity Association of
	America	4.900%	9/15/44	10,720	11,339
	Travelers Cos. Inc.	6.750%	6/20/36	500	675
	Travelers Cos. Inc.	6.250%	6/15/37	1,355	1,740
	Travelers Cos. Inc.	4.600%	8/1/43	2,000	2,135
	UnitedHealth Group Inc.	5.800%	3/15/36	50,236	61,538
	UnitedHealth Group Inc.	6.500%	6/15/37	10,900	14,279
	UnitedHealth Group Inc.	6.625%	11/15/37	800	1,061
	UnitedHealth Group Inc.	6.875%	2/15/38	28,722	39,505
	UnitedHealth Group Inc.	4.625%	11/15/41	33,045	34,671
	UnitedHealth Group Inc.	4.375%	3/15/42	25,000	25,159

	Real Estate Investment Trusts (0.1%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	535	544
	Health Care REIT Inc.	5.125%	3/15/43	1,500	1,579
	Simon Property Group LP	6.750%	2/1/40	10,700	14,479
	Simon Property Group LP	4.250%	10/1/44	10,750	10,544
					3,341,352
Industrial (39.3%)
	Basic Industry (1.1%)
	Barrick North America Finance LLC	5.700%	5/30/41	1,500	1,442
	Barrick North America Finance LLC	5.750%	5/1/43	1,500	1,458

BHP Billiton Finance USA Ltd.	4.125%	2/24/42	15,000	14,709
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	46,700	52,366
CF Industries Inc.	5.375%	3/15/44	17,495	18,597
Dow Chemical Co.	4.250%	10/1/34	4,125	3,977
Freeport-McMoRan Inc.	5.450%	3/15/43	3,000	3,063
International Paper Co.	4.800%	6/15/44	16,480	16,287
Monsanto Co.	4.200%	7/15/34	1,000	1,020
Monsanto Co.	3.600%	7/15/42	600	530
Monsanto Co.	4.650%	11/15/43	600	624
Monsanto Co.	4.400%	7/15/44	19,330	19,410
Monsanto Co.	4.700%	7/15/64	1,500	1,534
Newmont Mining Corp.	5.875%	4/1/35	1,000	956
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	500	610
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,000	1,200
PPG Industries Inc.	7.700%	3/15/38	475	682
PPG Industries Inc.	5.500%	11/15/40	1,225	1,459
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	8,894	9,577
Rio Tinto Finance USA plc	4.750%	3/22/42	5,746	5,993
Rio Tinto Finance USA plc	4.125%	8/21/42	21,200	19,928

Capital Goods (3.8%)
3M Co.	6.375%	2/15/28	23,140	30,723
3M Co.	5.700%	3/15/37	13,500	17,069
Boeing Co.	6.125%	2/15/33	27,065	35,407
Boeing Co.	7.875%	4/15/43	8,000	12,282
Caterpillar Inc.	6.050%	8/15/36	3,082	3,908
Caterpillar Inc.	3.803%	8/15/42	45,908	43,477
Caterpillar Inc.	4.300%	5/15/44	24,745	25,481
Deere & Co.	7.125%	3/3/31	15,000	21,015
Deere & Co.	3.900%	6/9/42	25,060	24,460
Dover Corp.	6.600%	3/15/38	3,175	4,340
Emerson Electric Co.	6.000%	8/15/32	1,071	1,363
Emerson Electric Co.	5.250%	11/15/39	775	918
General Electric Co.	4.125%	10/9/42	16,725	16,836
General Electric Co.	4.500%	3/11/44	13,500	14,381
Honeywell International Inc.	5.700%	3/15/36	2,960	3,651
Honeywell International Inc.	5.700%	3/15/37	4,065	5,042
Illinois Tool Works Inc.	3.900%	9/1/42	4,850	4,694
Lockheed Martin Corp.	6.150%	9/1/36	5,487	6,919
Lockheed Martin Corp.	5.500%	11/15/39	6,000	7,154
Lockheed Martin Corp.	4.850%	9/15/41	28,154	30,773
Lockheed Martin Corp.	4.070%	12/15/42	3,745	3,656
Raytheon Co.	4.700%	12/15/41	38,224	42,190
Rockwell Collins Inc.	4.800%	12/15/43	20,129	22,567
4 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	1,600	2,003
United Technologies Corp.	7.500%	9/15/29	14,755	21,214
United Technologies Corp.	6.125%	7/15/38	55,575	72,179
United Technologies Corp.	5.700%	4/15/40	31,350	38,744
United Technologies Corp.	4.500%	6/1/42	84,855	90,505

Communication (9.0%)
21st Century Fox America Inc.	6.400%	12/15/35	25,200	32,104
21st Century Fox America Inc.	7.900%	12/1/95	10,000	13,216
Alltel Corp.	7.875%	7/1/32	2,400	3,429
America Movil SAB de CV	6.375%	3/1/35	3,600	4,418
America Movil SAB de CV	6.125%	3/30/40	24,520	29,035
America Movil SAB de CV	4.375%	7/16/42	4,250	4,069
AT&T Inc.	6.150%	9/15/34	2,500	2,941

AT&T Inc.	6.500%	9/1/37	5,800	7,135
AT&T Inc.	6.300%	1/15/38	5,000	5,999
AT&T Inc.	6.550%	2/15/39	2,000	2,477
AT&T Inc.	5.350%	9/1/40	148,286	158,337
AT&T Inc.	5.550%	8/15/41	22,375	24,477
AT&T Inc.	4.300%	12/15/42	75,205	69,819
AT&T Inc.	4.800%	6/15/44	44,100	44,134
AT&T Inc.	4.350%	6/15/45	87,058	80,741
CBS Corp.	4.900%	8/15/44	18,470	18,484
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,500	1,494
Comcast Corp.	4.250%	1/15/33	10,435	10,614
Comcast Corp.	7.050%	3/15/33	10,535	14,359
Comcast Corp.	4.200%	8/15/34	2,300	2,314
Comcast Corp.	5.650%	6/15/35	43,414	52,005
Comcast Corp.	6.450%	3/15/37	18,000	23,111
Comcast Corp.	6.950%	8/15/37	57,117	77,177
Comcast Corp.	6.400%	5/15/38	10,485	13,403
Comcast Corp.	6.550%	7/1/39	11,765	15,494
Comcast Corp.	6.400%	3/1/40	19,865	25,731
Comcast Corp.	4.650%	7/15/42	21,520	22,571
Comcast Corp.	4.500%	1/15/43	14,860	15,257
Comcast Corp.	4.750%	3/1/44	67,070	71,548
4 COX Communications Inc.	6.450%	12/1/36	9,000	10,685
4 COX Communications Inc.	8.375%	3/1/39	19,110	27,310
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,730	25,695
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	2,500	2,932
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,000	1,126
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	1,300	1,320
Grupo Televisa SAB	5.000%	5/13/45	1,500	1,499
Historic TW Inc.	6.625%	5/15/29	22,275	28,034
Moody's Corp.	5.250%	7/15/44	2,000	2,160
NBCUniversal Media LLC	6.400%	4/30/40	2,050	2,639
NBCUniversal Media LLC	5.950%	4/1/41	18,000	22,121
NBCUniversal Media LLC	4.450%	1/15/43	34,460	35,101
Orange SA	9.000%	3/1/31	22,000	32,875
Qwest Corp.	6.875%	9/15/33	2,000	2,018
Rogers Communications Inc.	5.000%	3/15/44	1,500	1,564
4 SES Global Americas Holdings GP	5.300%	3/25/44	1,000	1,111
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,057
Telefonica Emisiones SAU	7.045%	6/20/36	1,000	1,282
Thomson Reuters Corp.	5.850%	4/15/40	1,000	1,151
Time Warner Cable Inc.	6.550%	5/1/37	31,750	39,929
Time Warner Cable Inc.	7.300%	7/1/38	11,735	16,011
Time Warner Cable Inc.	6.750%	6/15/39	8,320	10,770
Time Warner Cable Inc.	5.500%	9/1/41	500	564
Time Warner Cable Inc.	4.500%	9/15/42	6,350	6,266
Time Warner Inc.	7.625%	4/15/31	9,000	12,288
Time Warner Inc.	6.500%	11/15/36	9,000	11,116
Verizon Communications Inc.	7.750%	12/1/30	2,000	2,748
Verizon Communications Inc.	6.400%	9/15/33	7,364	8,944
Verizon Communications Inc.	5.850%	9/15/35	1,500	1,738
Verizon Communications Inc.	6.400%	2/15/38	40,649	49,607
Verizon Communications Inc.	6.900%	4/15/38	16,008	20,481
Verizon Communications Inc.	6.550%	9/15/43	32,483	40,745

4 Verizon Communications Inc.	4.862%	8/21/46	64,528	65,759
4 Verizon Communications Inc.	5.012%	8/21/54	15,171	15,454
Verizon Maryland LLC	5.125%	6/15/33	6,475	6,632
Viacom Inc.	5.250%	4/1/44	12,005	12,569
Vodafone Group plc	6.150%	2/27/37	5,345	6,249
Walt Disney Co.	3.700%	12/1/42	9,300	8,916
Walt Disney Co.	7.550%	7/15/93	25,900	32,631

Consumer Cyclical (6.2%)
Brinker International Inc.	3.875%	5/15/23	2,000	1,968
Cummins Inc.	4.875%	10/1/43	1,400	1,584
Daimler Finance North America LLC	8.500%	1/18/31	17,749	26,941
Ford Motor Co.	7.450%	7/16/31	20,750	27,720
Ford Motor Co.	4.750%	1/15/43	3,000	3,044
Ford Motor Credit Co. LLC	3.664%	9/8/24	6,065	6,020
Home Depot Inc.	5.875%	12/16/36	39,775	50,077
Home Depot Inc.	5.950%	4/1/41	12,600	15,968
Home Depot Inc.	4.200%	4/1/43	4,050	4,135
Home Depot Inc.	4.875%	2/15/44	70,800	79,777
Home Depot Inc.	4.400%	3/15/45	12,900	13,511
Lowe's Cos. Inc.	6.500%	3/15/29	24,210	30,361
Lowe's Cos. Inc.	5.500%	10/15/35	600	707
Lowe's Cos. Inc.	5.800%	10/15/36	9,300	11,352
Lowe's Cos. Inc.	6.650%	9/15/37	12,497	16,777
Lowe's Cos. Inc.	5.800%	4/15/40	8,850	10,931
Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,342
Lowe's Cos. Inc.	5.000%	9/15/43	28,690	32,534
Lowe's Cos. Inc.	4.250%	9/15/44	800	810
Macy's Retail Holdings Inc.	7.000%	2/15/28	1,250	1,562
McDonald's Corp.	6.300%	10/15/37	29,470	38,090
McDonald's Corp.	6.300%	3/1/38	34,385	44,781
McDonald's Corp.	5.700%	2/1/39	25,600	31,116
McDonald's Corp.	3.625%	5/1/43	13,250	12,043
NIKE Inc.	3.625%	5/1/43	16,460	15,782
Nordstrom Inc.	5.000%	1/15/44	1,000	1,097
Target Corp.	6.500%	10/15/37	18,673	24,480
Target Corp.	7.000%	1/15/38	1,100	1,510
Target Corp.	4.000%	7/1/42	2,000	1,921
VF Corp.	6.450%	11/1/37	2,226	2,926
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	73,270
Wal-Mart Stores Inc.	5.250%	9/1/35	4,789	5,648
Wal-Mart Stores Inc.	6.500%	8/15/37	42,625	57,714
Wal-Mart Stores Inc.	6.200%	4/15/38	83,350	109,482
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	12,311
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	22,533
Wal-Mart Stores Inc.	5.000%	10/25/40	16,855	19,429
Wal-Mart Stores Inc.	5.625%	4/15/41	75,432	93,687
Wal-Mart Stores Inc.	4.000%	4/11/43	23,245	23,187
Wal-Mart Stores Inc.	4.750%	10/2/43	15,300	17,017
Wal-Mart Stores Inc.	4.300%	4/22/44	24,965	26,056

Consumer Noncyclical (10.8%)
Abbott Laboratories	6.000%	4/1/39	16,105	20,841
Abbott Laboratories	5.300%	5/27/40	1,000	1,193
Altria Group Inc.	9.950%	11/10/38	1,608	2,696
Altria Group Inc.	4.250%	8/9/42	9,105	8,561
Altria Group Inc.	5.375%	1/31/44	1,250	1,369
Amgen Inc.	6.375%	6/1/37	28,000	34,148

Anheuser-Busch Cos. LLC	6.750%	12/15/27	3,500	4,419
Anheuser-Busch Cos. LLC	6.800%	8/20/32	5,000	6,682
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	13,565
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	9,000	8,582
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	650	676
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	41,590	63,265
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	10,000	15,014
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	14,844	19,026
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	25,140	23,009
Archer-Daniels-Midland Co.	4.535%	3/26/42	30,674	32,779
Archer-Daniels-Midland Co.	4.016%	4/16/43	9,609	9,279
5 Ascension Health Alliance	4.847%	11/15/53	10,040	10,923
AstraZeneca plc	6.450%	9/15/37	56,280	73,332
Baxter International Inc.	3.650%	8/15/42	6,690	6,095
Becton Dickinson & Co.	7.000%	8/1/27	8,300	10,636
Becton Dickinson & Co.	6.700%	8/1/28	4,566	5,745
Bristol-Myers Squibb Co.	3.250%	8/1/42	5,800	4,949
Bristol-Myers Squibb Co.	4.500%	3/1/44	22,500	23,769
4 Cargill Inc.	6.125%	4/19/34	200	250
4 Cargill Inc.	6.125%	9/15/36	27,045	34,421
4 Cargill Inc.	6.625%	9/15/37	4,500	6,122
4 Cargill Inc.	4.100%	11/1/42	15,500	15,209
5 Children's Hospital Medical Center Ohio GO	4.350%	11/1/42	4,000	3,861
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	1,000	997
City of Hope	5.623%	11/15/43	10,000	11,463
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	4,000	3,978
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,347
Delhaize Group SA	5.700%	10/1/40	3,000	3,205
Diageo Capital plc	3.875%	4/29/43	12,400	11,723
Diageo Investment Corp.	4.250%	5/11/42	5,000	5,004
Dignity Health	3.812%	11/1/24	6,965	7,096
Dignity Health	5.267%	11/1/64	800	810
Dignity Health California GO	4.500%	11/1/42	20,865	20,267
Eli Lilly & Co.	5.500%	3/15/27	16,125	19,364
Eli Lilly & Co.	5.950%	11/15/37	200	251
Eli Lilly & Co.	4.650%	6/15/44	25,625	27,499
Gilead Sciences Inc.	5.650%	12/1/41	17,960	21,800
Gilead Sciences Inc.	4.800%	4/1/44	21,355	23,335
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	18,497	21,870
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	54,345	71,175
4 Grupo Bimbo SAB de CV	4.875%	6/27/44	3,000	2,940
Johnson & Johnson	6.950%	9/1/29	11,032	15,617
Johnson & Johnson	5.950%	8/15/37	2,742	3,643
Johnson & Johnson	4.500%	9/1/40	12,015	13,234
Johnson & Johnson	4.500%	12/5/43	7,950	8,932
Kaiser Foundation Hospitals	4.875%	4/1/42	29,825	33,267
Kellogg Co.	7.450%	4/1/31	14,570	19,087
Kimberly-Clark Corp.	6.625%	8/1/37	5,300	7,320
Kimberly-Clark Corp.	5.300%	3/1/41	10,800	12,983
Koninklijke Philips NV	6.875%	3/11/38	2,090	2,764
Koninklijke Philips NV	5.000%	3/15/42	510	553
Kraft Foods Group Inc.	6.875%	1/26/39	5,870	7,538
Lorillard Tobacco Co.	7.000%	8/4/41	2,000	2,495
5 Mayo Clinic	3.774%	11/15/43	13,095	12,429
McKesson Corp.	4.883%	3/15/44	18,395	19,490
Medtronic Inc.	6.500%	3/15/39	21,200	27,871
Medtronic Inc.	4.500%	3/15/42	9,000	9,222

Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	26,775	30,764
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,285	11,242
Merck & Co. Inc.	3.600%	9/15/42	9,429	8,822
Merck & Co. Inc.	4.150%	5/18/43	12,695	13,095
Mondelez International Inc.	6.500%	2/9/40	1,500	1,909
North Shore-Long Island Jewish Health Care
Inc.	4.800%	11/1/42	11,015	11,334
North Shore-Long Island Jewish Health Care
Inc.	6.150%	11/1/43	25,000	32,055
Novartis Capital Corp.	3.700%	9/21/42	2,000	1,914
Novartis Capital Corp.	4.400%	5/6/44	29,840	31,871
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	23,157
PepsiCo Inc.	5.500%	1/15/40	25,450	30,055
PepsiCo Inc.	4.875%	11/1/40	10,375	11,329
PepsiCo Inc.	4.000%	3/5/42	17,372	16,660
PepsiCo Inc.	3.600%	8/13/42	1,500	1,341
Pfizer Inc.	7.200%	3/15/39	53,012	74,508
Pfizer Inc.	4.300%	6/15/43	15,300	15,413
Pharmacia Corp.	6.750%	12/15/27	28,000	36,347
Philip Morris International Inc.	6.375%	5/16/38	31,340	39,951
Philip Morris International Inc.	4.125%	3/4/43	10,000	9,723
Philip Morris International Inc.	4.875%	11/15/43	31,930	34,819
Procter & Gamble Co.	5.500%	2/1/34	13,500	16,664
Procter & Gamble Co.	5.550%	3/5/37	13,200	16,461
4 Roche Holdings Inc.	7.000%	3/1/39	47,905	69,880
4 SABMiller Holdings Inc.	4.950%	1/15/42	18,000	19,367
4 SC Johnson & Son Inc.	4.000%	5/15/43	21,645	20,465
4 SC Johnson & Son Inc.	4.350%	9/30/44	14,255	14,291
St. Jude Medical Inc.	4.750%	4/15/43	37,190	38,522
Sysco Corp.	4.350%	10/2/34	3,000	3,071
Sysco Corp.	4.500%	10/2/44	43,255	44,372
4 Tesco plc	6.150%	11/15/37	1,500	1,485
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,500	6,703
Tyson Foods Inc.	4.875%	8/15/34	2,000	2,096
Wyeth LLC	6.000%	2/15/36	1,600	1,999
Wyeth LLC	5.950%	4/1/37	72,150	88,510

Energy (3.7%)
Apache Corp.	6.000%	1/15/37	2,000	2,324
Apache Corp.	5.100%	9/1/40	5,665	5,885
Apache Corp.	4.750%	4/15/43	59,830	59,508
Apache Corp.	4.250%	1/15/44	500	464
Burlington Resources Finance Co.	7.400%	12/1/31	23,500	33,407
Cameron International Corp.	5.950%	6/1/41	1,250	1,472
ConocoPhillips	7.000%	3/30/29	13,150	17,123
ConocoPhillips	5.900%	10/15/32	20,300	25,190
ConocoPhillips	6.500%	2/1/39	70,435	93,298
Diamond Offshore Drilling Inc.	5.700%	10/15/39	500	502
Diamond Offshore Drilling Inc.	4.875%	11/1/43	2,750	2,468
Dominion Gas Holdings LLC	4.800%	11/1/43	875	939
Encana Corp.	6.500%	8/15/34	13,863	17,166
Encana Corp.	5.150%	11/15/41	7,645	8,163
Energy Transfer Partners LP	6.050%	6/1/41	1,500	1,667
Energy Transfer Partners LP	5.150%	2/1/43	12,825	12,777
Enterprise Products Operating LLC	8.375%	8/1/16	1,835	2,005
Halliburton Co.	6.700%	9/15/38	500	664

Marathon Oil Corp.	6.600%	10/1/37	7,750	9,847
Petro-Canada	6.800%	5/15/38	11,108	14,961
Shell International Finance BV	6.375%	12/15/38	50,860	67,616
Shell International Finance BV	5.500%	3/25/40	20,955	25,237
Shell International Finance BV	4.550%	8/12/43	13,565	14,601
Suncor Energy Inc.	6.500%	6/15/38	3,000	3,927
Suncor Energy Inc.	6.850%	6/1/39	7,035	9,536
Texas Eastern Transmission LP	7.000%	7/15/32	15,300	20,233
Tosco Corp.	7.800%	1/1/27	15,000	20,734
Tosco Corp.	8.125%	2/15/30	20,000	29,406
TransCanada PipeLines Ltd.	4.625%	3/1/34	7,000	7,377
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,500	1,815
TransCanada PipeLines Ltd.	7.625%	1/15/39	50,300	70,368
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,300	2,786
Transocean Inc.	7.500%	4/15/31	500	530
Transocean Inc.	6.800%	3/15/38	1,000	935
Transocean Inc.	7.350%	12/15/41	1,100	1,177

Other Industrial (0.6%)
4 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	18,960	20,486
5 Massachusetts Institute of Technology	3.959%	7/1/38	25,200	25,803
Massachusetts Institute of Technology GO	5.600%	7/1/11	6,000	7,846
5 Northwestern University Illinois GO	4.643%	12/1/44	25,315	27,906
4 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	3,865	5,456

Technology (2.7%)
Apple Inc.	3.850%	5/4/43	45,455	43,373
Apple Inc.	4.450%	5/6/44	26,630	27,682
Applied Materials Inc.	5.850%	6/15/41	1,150	1,372
Broadcom Corp.	4.500%	8/1/34	500	512
Cisco Systems Inc.	5.900%	2/15/39	37,500	45,743
Cisco Systems Inc.	5.500%	1/15/40	27,000	31,932
HP Enterprise Services LLC	7.450%	10/15/29	3,868	4,845
Intel Corp.	4.800%	10/1/41	24,080	25,808
Intel Corp.	4.250%	12/15/42	9,240	9,143
International Business Machines Corp.	7.000%	10/30/25	30,400	40,247
International Business Machines Corp.	4.000%	6/20/42	24,600	23,318
Microsoft Corp.	4.500%	10/1/40	1,900	2,019
Microsoft Corp.	5.300%	2/8/41	15,000	17,756
Microsoft Corp.	3.500%	11/15/42	1,750	1,605
Microsoft Corp.	3.750%	5/1/43	10,000	9,488
Microsoft Corp.	4.875%	12/15/43	1,000	1,132
Oracle Corp.	4.300%	7/8/34	3,500	3,591
Oracle Corp.	6.500%	4/15/38	40,833	53,405
Oracle Corp.	6.125%	7/8/39	19,559	24,658
Oracle Corp.	5.375%	7/15/40	38,580	44,563
Oracle Corp.	4.500%	7/8/44	2,000	2,062
4 Seagate HDD Cayman	4.750%	1/1/25	1,500	1,519
Verisk Analytics Inc.	4.125%	9/12/22	1,500	1,556

Transportation (1.4%)
American Airlines 2014-1 Class A Pass
Through Trust	3.700%	10/1/26	1,600	1,596
Burlington Northern Santa Fe LLC	6.875%	12/1/27	15,000	19,117
Burlington Northern Santa Fe LLC	5.750%	5/1/40	18,888	22,432
Burlington Northern Santa Fe LLC	5.400%	6/1/41	8,197	9,396
Burlington Northern Santa Fe LLC	4.950%	9/15/41	5,500	5,960

Burlington Northern Santa Fe LLC	4.400%	3/15/42	9,000	8,979
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,775	9,713
Burlington Northern Santa Fe LLC	5.150%	9/1/43	4,000	4,449
Canadian Pacific Railway Co.	7.125%	10/15/31	2,013	2,777
Canadian Pacific Railway Co.	5.750%	3/15/33	900	1,077
CSX Corp.	6.220%	4/30/40	10,620	13,440
CSX Corp.	4.400%	3/1/43	21,185	21,305
CSX Corp.	4.500%	8/1/54	3,195	3,186
4 ERAC USA Finance LLC	7.000%	10/15/37	15,821	20,803
FedEx Corp.	5.100%	1/15/44	3,605	3,964
Union Pacific Corp.	4.750%	9/15/41	2,000	2,195
Union Pacific Corp.	4.250%	4/15/43	7,625	7,771
Union Pacific Corp.	4.750%	12/15/43	20,510	22,486
Union Pacific Corp.	4.821%	2/1/44	12,000	13,302
Union Pacific Corp.	4.150%	1/15/45	1,500	1,504
5 United Airlines Pass Through Trust Series
2013-1	4.300%	8/15/25	2,200	2,266
5 United Airlines Pass Through Trust Series
2014-1	4.000%	4/11/26	2,500	2,534
United Parcel Service Inc.	6.200%	1/15/38	8,350	11,041
United Parcel Service Inc.	4.875%	11/15/40	3,000	3,404
United Parcel Service Inc.	3.625%	10/1/42	8,290	7,884
				6,171,259
Utilities (13.4%)
Electric (13.1%)
Alabama Power Co.	5.700%	2/15/33	12,800	15,801
Alabama Power Co.	6.000%	3/1/39	5,475	7,092
Alabama Power Co.	5.500%	3/15/41	13,015	15,923
Alabama Power Co.	5.200%	6/1/41	15,000	17,642
Alabama Power Co.	4.150%	8/15/44	1,300	1,328
Ameren Illinois Co.	4.300%	7/1/44	19,415	20,027
Appalachian Power Co.	6.700%	8/15/37	38,600	50,716
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,611
Berkshire Hathaway Energy Co.	6.125%	4/1/36	17,452	21,922
Berkshire Hathaway Energy Co.	5.950%	5/15/37	9,000	11,107
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,000	11,302
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	15,775	14,705
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,000	1,080
Commonwealth Edison Co.	5.900%	3/15/36	2,120	2,690
Commonwealth Edison Co.	3.800%	10/1/42	22,805	21,987
Commonwealth Edison Co.	4.600%	8/15/43	12,560	13,604
Commonwealth Edison Co.	4.700%	1/15/44	15,955	17,736
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	19,686
Connecticut Light & Power Co.	4.300%	4/15/44	940	979
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,330	10,323
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,288
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	7,980	10,186
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	17,692
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	7,464
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	9,045	11,121
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,250	10,325
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	16,485	16,033
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	48,300	50,788
DTE Electric Co.	6.625%	6/1/36	3,110	4,236
DTE Electric Co.	4.000%	4/1/43	1,900	1,902
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,712
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	65,983

Duke Energy Carolinas LLC	6.050%	4/15/38	2,440	3,163
Duke Energy Carolinas LLC	5.300%	2/15/40	5,500	6,636
Duke Energy Carolinas LLC	4.250%	12/15/41	18,000	18,695
Duke Energy Carolinas LLC	4.000%	9/30/42	42,242	42,420
Duke Energy Florida Inc.	6.750%	2/1/28	22,375	27,849
Duke Energy Florida Inc.	5.650%	4/1/40	11,860	14,821
Duke Energy Indiana Inc.	6.120%	10/15/35	2,723	3,375
Duke Energy Indiana Inc.	6.350%	8/15/38	4,000	5,422
Duke Energy Indiana Inc.	6.450%	4/1/39	9,100	12,301
Duke Energy Indiana Inc.	4.200%	3/15/42	14,100	14,507
Duke Energy Indiana Inc.	4.900%	7/15/43	27,475	31,595
Duke Energy Progress Inc.	5.700%	4/1/35	7,500	8,911
Duke Energy Progress Inc.	4.100%	5/15/42	1,250	1,270
Duke Energy Progress Inc.	4.100%	3/15/43	15,000	15,189
Duke Energy Progress Inc.	4.375%	3/30/44	2,000	2,134
FirstEnergy Corp.	4.250%	3/15/23	1,454	1,457
4 FirstEnergy Transmission LLC	4.350%	1/15/25	850	869
Florida Power & Light Co.	5.625%	4/1/34	16,275	20,286
Florida Power & Light Co.	5.400%	9/1/35	13,380	16,191
Florida Power & Light Co.	6.200%	6/1/36	400	527
Florida Power & Light Co.	5.690%	3/1/40	7,350	9,255
Florida Power & Light Co.	5.250%	2/1/41	19,780	23,648
Florida Power & Light Co.	4.125%	2/1/42	11,265	11,621
Florida Power & Light Co.	3.800%	12/15/42	26,975	26,359
Florida Power & Light Co.	4.050%	10/1/44	10,825	11,004
Georgia Power Co.	5.950%	2/1/39	29,827	37,584
Georgia Power Co.	5.400%	6/1/40	10,100	11,980
Georgia Power Co.	4.750%	9/1/40	9,055	9,798
Georgia Power Co.	4.300%	3/15/42	5,000	5,159
Georgia Power Co.	4.300%	3/15/43	6,588	6,769
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	22,946	25,324
Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,105
MidAmerican Energy Co.	5.800%	10/15/36	5,000	6,252
MidAmerican Energy Co.	4.800%	9/15/43	30,000	33,507
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	59,704	61,312
Nevada Power Co.	6.650%	4/1/36	6,530	8,825
Nevada Power Co.	5.375%	9/15/40	18,230	21,702
Nevada Power Co.	5.450%	5/15/41	23,620	28,726
Northern States Power Co.	6.200%	7/1/37	39,400	52,200
Northern States Power Co.	3.400%	8/15/42	8,945	8,127
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	15,996
Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	537
Pacific Gas & Electric Co.	6.050%	3/1/34	48,505	60,706
Pacific Gas & Electric Co.	5.800%	3/1/37	8,862	10,764
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	10,568
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	46,112
Pacific Gas & Electric Co.	5.400%	1/15/40	22,200	26,067
Pacific Gas & Electric Co.	4.500%	12/15/41	700	723
Pacific Gas & Electric Co.	5.125%	11/15/43	1,500	1,708
Pacific Gas & Electric Co.	4.750%	2/15/44	21,250	22,778
PacifiCorp	6.100%	8/1/36	15,000	19,558
PacifiCorp	6.250%	10/15/37	7,815	10,319
PacifiCorp	6.350%	7/15/38	20,000	26,835
PacifiCorp	6.000%	1/15/39	34,100	44,014
PacifiCorp	4.100%	2/1/42	24,520	24,986
Peco Energy Co.	4.800%	10/15/43	24,430	27,696
PECO Energy Co.	4.150%	10/1/44	1,100	1,132

Potomac Electric Power Co.	4.150%	3/15/43	1,122	1,142
PPL Capital Funding Inc.	5.000%	3/15/44	24,735	26,760
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	13,397
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,480
Progress Energy Inc.	7.750%	3/1/31	4,180	5,954
PSEG Power LLC	8.625%	4/15/31	26,547	38,138
Public Service Co. of Colorado	3.600%	9/15/42	15,055	14,134
Public Service Electric & Gas Co.	3.650%	9/1/42	23,483	22,281
Public Service Electric & Gas Co.	4.000%	6/1/44	700	699
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	13,925
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	6,224
Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,388
Puget Sound Energy Inc.	5.795%	3/15/40	20,130	25,497
Puget Sound Energy Inc.	5.764%	7/15/40	4,520	5,712
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	46,809
South Carolina Electric & Gas Co.	6.050%	1/15/38	10,600	13,498
South Carolina Electric & Gas Co.	5.450%	2/1/41	300	361
South Carolina Electric & Gas Co.	4.350%	2/1/42	31,787	32,897
South Carolina Electric & Gas Co.	4.600%	6/15/43	3,330	3,565
South Carolina Electric & Gas Co.	4.500%	6/1/64	11,600	11,893
Southern California Edison Co.	6.000%	1/15/34	20,095	25,712
Southern California Edison Co.	5.950%	2/1/38	16,100	20,635
Southern California Edison Co.	6.050%	3/15/39	845	1,095
Southern California Edison Co.	4.500%	9/1/40	12,000	12,971
Southern California Edison Co.	3.900%	12/1/41	5,425	5,323
Southern California Edison Co.	4.050%	3/15/42	7,625	7,644
Southern California Edison Co.	4.650%	10/1/43	29,150	32,246
Southwestern Public Service Co.	4.500%	8/15/41	25,055	26,866
Tampa Electric Co.	6.150%	5/15/37	36,000	46,692
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	73,699
Virginia Electric & Power Co.	4.650%	8/15/43	1,140	1,246
Virginia Electric and Power Co.	4.450%	2/15/44	6,715	7,108
Westar Energy Inc.	4.125%	3/1/42	1,175	1,204
Westar Energy Inc.	4.625%	9/1/43	1,300	1,425
Wisconsin Public Service Corp.	4.752%	11/1/44	17,500	19,639

Natural Gas (0.3%)
KeySpan Corp.	5.875%	4/1/33	12,000	13,635
KeySpan Corp.	5.803%	4/1/35	10,000	11,868
Laclede Group Inc.	4.700%	8/15/44	1,900	1,963
Southern California Gas Co.	5.125%	11/15/40	840	993
Southern California Gas Co.	3.750%	9/15/42	12,265	11,803

				2,103,886
Total Corporate Bonds (Cost $10,233,431)				11,616,497
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
4 CDP Financial Inc.	5.600%	11/25/39	15,000	19,041
4 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	9,620	11,401
4 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	21,540	26,362
4 Corp Nacional del Cobre de Chile	4.875%	11/4/44	3,000	2,953
4 Electricite de France SA	6.950%	1/26/39	23,040	30,547
4 Electricite de France SA	5.600%	1/27/40	6,540	7,569
4 Electricite de France SA	4.875%	1/22/44	26,075	28,165
4 Electricite de France SA	6.000%	1/22/14	2,280	2,646
Export-Import Bank of Korea	3.250%	8/12/26	5,000	4,968
Federative Republic of Brazil	2.625%	1/5/23	900	825
Federative Republic of Brazil	4.250%	1/7/25	200	202

Federative Republic of Brazil	5.000%	1/27/45	4,378	4,281
Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	1,500	1,761
KazMunayGas National Co. JSC	5.750%	4/30/43	250	243
4 OCP SA	5.625%	4/25/24	275	288
5 Oriental Republic of Uruguay	5.100%	6/18/50	800	790
Pertamina Persero PT	6.000%	5/3/42	650	650
4 Pertamina Persero PT	6.450%	5/30/44	300	320
Petrobras Global Finance BV	4.875%	3/17/20	2,300	2,335
Petrobras Global Finance BV	5.625%	5/20/43	500	453
Petrobras International Finance Co. SA	6.875%	1/20/40	750	786
Petroleos Mexicanos	5.500%	1/21/21	6,000	6,642
4 Petroleos Mexicanos	4.250%	1/15/25	1,575	1,590
Quebec	7.500%	9/15/29	9,000	12,966
Republic of Colombia	4.000%	2/26/24	400	410
Republic of Colombia	8.125%	5/21/24	430	573
Republic of Colombia	5.625%	2/26/44	2,140	2,394
Republic of Hungary	7.625%	3/29/41	350	454
Republic of Indonesia	6.625%	2/17/37	500	584
4 Republic of Indonesia	6.625%	2/17/37	200	234
4 Republic of Indonesia	6.750%	1/15/44	1,350	1,652
Republic of Kazakhstan	4.875%	10/14/44	630	608
5 Republic of Peru	6.550%	3/14/37	2,000	2,540
Republic of Philippines	7.750%	1/14/31	1,700	2,414
Republic of Poland	4.000%	1/22/24	20,500	21,602
Republic of Turkey	6.250%	9/26/22	1,700	1,936
Republic of Turkey	6.000%	1/14/41	1,000	1,115
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	500	434
Russian Federation	3.500%	1/16/19	1,600	1,572
Russian Federation	5.000%	4/29/20	800	826
5 Russian Federation	7.500%	3/31/30	1,631	1,853
Russian Federation	5.875%	9/16/43	200	207
4 Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	3,000	3,142
Statoil ASA	5.100%	8/17/40	15,050	17,285
Statoil ASA	3.950%	5/15/43	6,725	6,441
4 Temasek Financial I Ltd.	3.375%	7/23/42	28,355	25,074
United Mexican States	4.750%	3/8/44	63,351	64,608
United Mexican States	5.750%	10/12/10	2,000	2,119
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,350	1,374
Total Sovereign Bonds (Cost $311,372)				329,235
Taxable Municipal Bonds (15.8%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,013
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,967
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	59,240	73,714
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	725	1,041
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	17,420	22,226
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	50,115	68,518
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	25,730	35,456
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	19,979

California GO	7.500%	4/1/34	28,555	41,662
California GO	6.509%	4/1/39	25,465	30,481
California GO	7.550%	4/1/39	55,350	82,933
California GO	7.300%	10/1/39	109,045	156,385
California GO	7.350%	11/1/39	200	288
California GO	7.625%	3/1/40	30,135	44,996
California GO	7.600%	11/1/40	74,320	112,487
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	11,665	16,848
Chicago IL GO	5.432%	1/1/42	14,920	13,603
Chicago IL GO	6.314%	1/1/44	1,500	1,534
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	1,000	1,215
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	19,912
6 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	25,000	27,655
Connecticut GO	5.770%	3/15/25	18,265	22,325
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,740	2,288
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,200	2,594
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	2,000	2,142
Duke University North Carolina Revenue	5.850%	4/1/37	30,450	39,409
George Washington University District of
Columbia GO	4.300%	9/15/44	3,000	3,017
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	39,585	50,292
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	14,620	17,512
Houston TX GO	6.290%	3/1/32	24,610	30,568
Illinois GO	5.100%	6/1/33	178,065	175,319
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	19,300	24,452
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	170	211
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	4,175	5,205
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,850	14,791
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	31,480	44,981
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	4,155	5,936
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	23,557
Los Angeles CA Unified School District GO	5.750%	7/1/34	10,815	13,381
Los Angeles CA Unified School District GO	6.758%	7/1/34	64,235	87,397
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	18,500
Mississippi GO	5.539%	10/1/29	15,700	18,614
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.685%	2/15/47	9,000	8,653
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	62,568
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	57,834	84,691
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	67,555	95,945
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	16,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	23,717

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,151
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.282%	6/15/42	7,225	8,388
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	42,418
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,511
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	65,755	98,621
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,676
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	8,575
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	19,595	23,904
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	2,000	2,492
New York State GO	5.590%	3/1/35	10,000	12,122
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	26,971	37,791
Ohio State University General Receipts
Revenue	4.910%	6/1/40	12,300	14,147
Ohio State University General Receipts
Revenue	4.800%	6/1/11	31,481	32,733
Oregon GO	5.892%	6/1/27	14,590	17,954
8 Oregon School Boards Association GO	4.759%	6/30/28	10,000	10,822
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	20,335	25,581
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	21,245	25,699
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	15,250	18,512
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	2,000	2,216
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	9,260	9,857
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	42,380	46,660
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	34,890	34,942
1 President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	60,993	65,567
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	16,625	18,914
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	10,450	13,600
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	13,370	14,349
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	8,015	11,675
Texas Transportation Commission Revenue	5.178%	4/1/30	3,690	4,366
Texas Transportation Commission Revenue	4.631%	4/1/33	5,955	6,658
University of California Regents General
Revenue	4.601%	5/15/31	11,165	12,183
University of California Regents Medical
Center Revenue	6.548%	5/15/48	25,770	34,005

University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,695	11,464
University of California Revenue	5.770%	5/15/43	5,155	6,335
University of California Revenue	4.765%	5/15/44	9,290	9,715
University of California Revenue	4.858%	5/15/12	38,625	38,088
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	13,984
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	10,220
Washington GO	5.481%	8/1/39	8,890	10,907
Washington University Revenue	4.072%	10/15/44	9,000	9,462
6 Wisconsin GO	5.700%	5/1/26	23,025	27,144
Total Taxable Municipal Bonds (Cost $2,130,210)				2,480,501
Temporary Cash Investments (4.0%)
Repurchase Agreements (2.4%)
Bank of America Securities, LLC
(Dated 10/31/14, Repurchase value
$153,601,000, collateralized by U.S.
Treasury Note/Bond 2.000%-2.250%,
4/30/21-10/31/21, with a value of
$156,672,000)	0.080%	11/3/14	153,600	153,600
Barclays Capital Inc.
(Dated 10/31/14, Repurchase Value
$200,402,000, collateralized by Federal
National Mortgage Assn. 1.916%-6.343%,
6/1/20-2/1/42, and Federal Home Loan
Mortgage Corp. 1.627%-5.968%, 12/1/32-
10/1/44, with a value of $204,408,000)	0.090%	11/3/14	200,400	200,400
Citigroup Global Markets Inc.
(Dated 10/31/14, Repurchase Value
$20,700,000, collateralized by U.S.
Treasury Note/Bond 0.375%, 10/31/16, with
a value of $21,114,000)	0.090%	11/3/14	20,700	20,700
				374,700
			Shares
Money Market Fund (1.6%)
9 Vanguard Market Liquidity Fund	0.114%		252,611,536	252,612
Total Temporary Cash Investments (Cost $627,312)				627,312

Total Investments (99.3%) (Cost $13,831,500)			15,596,840
	Expiration
	Date	Contracts
Liability for Options Written
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50	11/21/14	23	(5)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00	11/21/14	12	(2)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50	11/21/14	37	(3)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50	11/21/14	23	(6)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00	11/21/14	12	(5)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50	11/21/14	37	(24)
Total Liability for Options Written (Premiums received $62)			(45)
Other Assets and Liabilities-Net (0.7%)[10]			115,162
Net Assets (100%)			15,711,957

1 Securities with a value of $6,610,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $35,756,000 have been segregated as initial margin for open cleared swap contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $983,922,000, representing 6.3% of net assets.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10 Cash of $2,366,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	543,295	—
Corporate Bonds	—	11,616,497	—
Sovereign Bonds	—	329,235	—
Taxable Municipal Bonds	—	2,480,501	—
Temporary Cash Investments	252,612	374,700	—
Futures Contracts—Assets[1]	1,804	—	—
Futures Contracts—Liabilities[1]	(2,911)	—	—
Forward Currency Contracts—Assets	—	10	—
Forward Currency Contracts—Liabilities	—	(4)	—
Swap Contracts—Assets	2,604[1]	17,795	—
Swap Contracts—Liabilities	(756) [1]	(25)	—
Liability for Options Written	(45)	—	—

Total	253,308	15,362,004	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2014	(6,275)	(792,905)	5,196
30-Year U.S. Treasury Bond	December 2014	3,904	550,830	7,269
Ultra Long U.S. Treasury Bond	December 2014	1,940	304,216	3,057
5-Year U.S. Treasury Note	December 2014	228	27,230	49
2-Year U.S. Treasury Note	December 2014	(111)	(24,371)	(20)
				15,551

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
GSCM	11/4/14	EUR	942	USD	1,185	(4)
MSCS	11/4/14	USD	1,187	EUR	942	6
GSCM	12/2/14	USD	1,185	EUR	942	4
						6

GSCM—Goldman Sachs Bank USA
MSCS—Morgan Stanley Capital Services LLC
EUR—Euro.
USD—U.S. dollar.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Over-The-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX - IG14 - 10yr/Baa3[2]	6/20/20	BOANA	100,000	98	1.000	1,650
CDX - IG16 - 10yr/Baa3[3]	6/20/21	GSI	200,000	2,867	1.000	5,311
CDX - IG19 - 10yr/Baa3[4]	12/20/22	BOANA	300,000	8,128	1.000	9,854
CDX - IG19 - 10yr/Baa3[4]	12/20/22	BOANA	25,000	691	1.000	835
Chile/Aa3	12/20/19	MSCS	10,000	(98)	1.000	51
Chile/Aa3	12/20/19	GSCM	8,000	(50)	1.000	29
Malaysia/Aa3	12/20/19	MSCS	7,000	(33)	1.000	24
Turkey/A3	9/20/19	DBAG	7,500	269	1.000	41
			657,500			17,795
Credit Protection Purchased
Brazil/A3	12/20/19	DBAG	1,000	(30)	(1.000)	(5)
Turkey/Aa3	9/20/19	GSCM	2,550	(95)	(1.000)	(20)
			3,550			(25)
						17,770

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 BOANA—Bank of America NA.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
2 Investment Grade Corporate Credit Default Swap-Version 14.
3 Investment Grade Corporate Credit Default Swap-Version 16.
4 Investment Grade Corporate Credit Default Swap-Version 19.

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX-IG23/Aa3[2]	12/20/19	ICE	128,300	(2,187)	1.000	94
CDX-IG23/Aa3[2]	12/20/19	CME	1,424,800	(24,249)	1.000	1,077
CDX-IG23/Aa3[2]	12/20/19	ICE	132,800	(2,273)	1.000	88
			1,685,900			1,259
1 CME—Chicago Mercantile Exchange.
ICE—Intercontinental Exchange.

[2] Investment Grade Corporate Credit Default Swap-Version 23.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Clearinghouse[1]	($000)	(Paid)	(Paid)	($000)
12/17/24	CME	101,300	(3.000)	0.000[2]	692
12/20/33	CME	83,600	(3.678)	0.233[2]	(9,737)
12/17/34	CME	82,200	3.500	(0.000)[2]	1,390
12//20/43	CME	57,200	3.830	(0.233)[2]	9,167
12/17/44	CME	53,580	(3.500)	0.000[2]	362
					1,874
1 CME—Chicago Mercantile Exchange.
2 Based on three-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2014, counterparties had deposited in segregated accounts securities with a value of $6,743,000 in connection with open swap contracts and forward currency contracts.

H. At October 31, 2014, the cost of investment securities for tax purposes was $13,831,655,000. Net unrealized appreciation of investment securities for tax purposes was $1,765,185,000, consisting of unrealized gains of $1,809,895,000 on securities that had risen in value since their purchase and $44,710,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of October 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond
	(Cost $76,512)	4.250%	8/15/15	75,000	77,426
Asset-Backed/Commercial Mortgage-Backed Security (0.2%)
1	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $41,112)	5.500%	4/1/23	41,126	41,383
Corporate Bonds (94.0%)
Finance (13.5%)
	Banking (3.4%)
	Ally Financial Inc.	8.000%	3/15/20	20,841	25,113
	Ally Financial Inc.	7.500%	9/15/20	46,508	55,577
	Ally Financial Inc.	5.125%	9/30/24	40,055	41,557
[1,2] Credit Suisse Group AG		6.250%	12/29/49	86,200	83,829
1	HSBC Holdings plc	5.625%	12/29/49	16,575	16,844
1	HSBC Holdings plc	6.375%	12/29/49	77,325	78,872
	Royal Bank of Scotland Group plc	6.125%	12/15/22	113,600	122,615
	Royal Bank of Scotland Group plc	6.000%	12/19/23	21,835	23,442
	Royal Bank of Scotland Group plc	5.125%	5/28/24	20,560	20,776
[1,2] Societe Generale SA		6.000%	10/27/49	61,835	58,125
	UBS AG	7.625%	8/17/22	55,150	65,064

	Finance Companies (8.2%)
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	47,800	47,442
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	57,835	58,703
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	22,830	23,743
	CIT Group Inc.	5.250%	3/15/18	102,005	107,360
2	CIT Group Inc.	6.625%	4/1/18	120,655	132,419
2	CIT Group Inc.	5.500%	2/15/19	78,830	83,954
	CIT Group Inc.	3.875%	2/19/19	33,380	33,463
	CIT Group Inc.	5.375%	5/15/20	98,370	105,256
	CIT Group Inc.	5.000%	8/15/22	98,135	103,287
	Homer City Generation LP	8.734%	10/1/26	69,558	72,340
	International Lease Finance Corp.	8.750%	3/15/17	20,970	23,591
	International Lease Finance Corp.	3.875%	4/15/18	38,110	38,110
	International Lease Finance Corp.	5.875%	4/1/19	46,220	49,687
	International Lease Finance Corp.	6.250%	5/15/19	70,781	77,682
	International Lease Finance Corp.	8.250%	12/15/20	51,121	61,729
	International Lease Finance Corp.	4.625%	4/15/21	29,400	29,694
	International Lease Finance Corp.	8.625%	1/15/22	29,100	36,375
	International Lease Finance Corp.	5.875%	8/15/22	5,505	5,987
	iStar Financial Inc.	4.875%	7/1/18	8,955	8,977
	iStar Financial Inc.	5.000%	7/1/19	6,190	6,159
	Navient Corp.	6.000%	1/25/17	13,990	14,810
	Navient Corp.	8.450%	6/15/18	44,100	50,554
	Navient Corp.	5.500%	1/15/19	79,080	81,974
	Navient Corp.	8.000%	3/25/20	58,325	66,911

	Navient Corp.	7.250%	1/25/22	19,145	21,389
	Navient Corp.	5.500%	1/25/23	26,630	26,618
2	Provident Funding Associates LP / PFG
	Finance Corp.	6.750%	6/15/21	41,490	41,283

	Insurance (1.3%)
1	Hartford Financial Services Group Inc.	8.125%	6/15/38	15,300	17,748
2	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	68,375
[1,2] MetLife Capital Trust IV		7.875%	12/15/67	44,510	56,862
[1,2] MetLife Capital Trust X		9.250%	4/8/68	27,175	38,792
	Unum Group	7.375%	6/15/32	6,295	7,194
1	Voya Financial Inc.	5.650%	5/15/53	37,580	37,580

	Other Finance (0.3%)
2	Dynegy Finance I Inc / Dynegy Finance II Inc	7.375%	11/1/22	32,035	33,877
2	Dynegy Finance I Inc / Dynegy Finance II Inc	7.625%	11/1/24	15,750	16,695

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	5.625%	3/1/23	42,805	42,698

					2,321,132
Industrial (77.5%)
	Basic Industry (6.8%)
	AK Steel Corp.	7.625%	10/1/21	68,240	68,240
[3,4] Arch Coal Inc. Bank Loan		6.250%	5/16/18	109,810	96,594
	Axiall Corp.	4.875%	5/15/23	7,245	7,028
	Cascades Inc.	7.875%	1/15/20	9,330	9,750
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	6,820	7,110
	CONSOL Energy Inc.	8.250%	4/1/20	39,305	41,368
[2,5] Constellium NV		4.625%	5/15/21	3,745	4,628
2	Constellium NV	5.750%	5/15/24	10,947	11,166
	Eagle Spinco Inc.	4.625%	2/15/21	23,555	22,966
2	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	161,760	167,017
	Hexion US Finance Corp.	6.625%	4/15/20	125,910	125,910
[2,6] Huntsman International LLC		5.125%	11/15/22	26,635	26,801
2	INEOS Finance plc	8.375%	2/15/19	56,035	60,168
2	INEOS Finance plc	7.500%	5/1/20	63,610	67,983
[2,5] INEOS Group Holdings SA		5.750%	2/15/19	28,675	35,765
2	INEOS Group Holdings SA	5.875%	2/15/19	41,500	41,500
	Novelis Inc.	8.375%	12/15/17	40,790	42,727
	Novelis Inc.	8.750%	12/15/20	77,187	84,520
	Peabody Energy Corp.	7.375%	11/1/16	69,675	72,114
	Peabody Energy Corp.	6.500%	9/15/20	3,880	3,696
	Peabody Energy Corp.	6.250%	11/15/21	8,060	7,617
	Peabody Energy Corp.	7.875%	11/1/26	41,940	39,528
2	Steel Dynamics Inc.	5.125%	10/1/21	44,270	46,262
2	Steel Dynamics Inc.	5.500%	10/1/24	47,825	50,575
	United States Steel Corp.	7.375%	4/1/20	12,220	13,717
	United States Steel Corp.	6.650%	6/1/37	13,760	13,141

	Capital Goods (5.8%)
2	Ardagh Packaging Finance plc	9.125%	10/15/20	24,775	26,757
2	Ashtead Capital Inc.	6.500%	7/15/22	28,180	30,505
2	BlueLine Rental Finance Corp.	7.000%	2/1/19	7,640	8,060
2	Building Materials Corp. of America	6.875%	8/15/18	14,580	15,134
2	Building Materials Corp. of America	6.750%	5/1/21	70,804	75,937
	Case New Holland Inc.	7.875%	12/1/17	91,500	102,938

	Clean Harbors Inc.	5.250%	8/1/20	46,497	47,659
	Clean Harbors Inc.	5.125%	6/1/21	40,024	40,724
	CNH Industrial Capital LLC	3.875%	11/1/15	8,140	8,242
	CNH Industrial Capital LLC	6.250%	11/1/16	43,785	46,303
	CNH Industrial Capital LLC	3.625%	4/15/18	34,260	34,260
2	CNH Industrial Capital LLC	3.375%	7/15/19	2,855	2,777
	Crown Americas LLC / Crown Americas
	Capital Corp. III	6.250%	2/1/21	38,900	41,137
	HD Supply Inc.	8.125%	4/15/19	26,370	28,546
	Huntington Ingalls Industries Inc.	7.125%	3/15/21	43,475	46,844
	Masco Corp.	6.625%	4/15/18	3,895	4,285
	Masco Corp.	7.125%	3/15/20	59,416	68,328
	Masco Corp.	5.950%	3/15/22	24,000	26,340
	Masco Corp.	7.750%	8/1/29	16,486	19,130
	Masco Corp.	6.500%	8/15/32	5,880	6,058
	Owens Corning	9.000%	6/15/19	25,135	30,649
	Owens Corning	7.000%	12/1/36	5,380	6,431
2	Rexel SA	5.250%	6/15/20	5,130	5,261
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	63,750	66,220
	United Rentals North America Inc.	5.750%	7/15/18	15,155	15,856
	United Rentals North America Inc.	7.375%	5/15/20	63,402	68,791
	United Rentals North America Inc.	8.250%	2/1/21	3,585	3,912
	United Rentals North America Inc.	7.625%	4/15/22	30,495	33,850
	United Rentals North America Inc.	6.125%	6/15/23	12,545	13,486
	Vulcan Materials Co.	7.000%	6/15/18	56,250	63,000
	Vulcan Materials Co.	7.150%	11/30/37	7,270	7,524

	Communication (23.4%)
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.000%	1/15/19	30,985	32,224
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	8.125%	4/30/20	37,042	39,311
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	6.500%	4/30/21	18,025	19,016
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	9/30/22	12,220	12,342
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	2/15/23	3,860	3,855
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	9/1/23	17,770	18,170
	CCOH Safari LLC	5.500%	12/1/22	29,040	29,258
2	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	5.125%	12/15/21	61,490	60,106
[3,4] Charter Communications Operating, LLC
	Bank Loan	4.250%	9/12/21	101,340	102,057
	Crown Castle International Corp.	4.875%	4/15/22	42,380	42,539
	CSC Holdings LLC	7.875%	2/15/18	27,180	30,713
	CSC Holdings LLC	7.625%	7/15/18	79,045	89,420
	CSC Holdings LLC	8.625%	2/15/19	10,520	12,348
	CSC Holdings LLC	6.750%	11/15/21	10,914	12,142
	DISH DBS Corp.	7.875%	9/1/19	11,685	13,540
	DISH DBS Corp.	6.750%	6/1/21	133,715	148,424
	DISH DBS Corp.	5.875%	7/15/22	65,390	69,313
	DISH DBS Corp.	5.000%	3/15/23	15,135	15,097
	Embarq Corp.	7.995%	6/1/36	23,035	25,552
	Gannett Co. Inc.	5.125%	10/15/19	16,530	17,150
	Gannett Co. Inc.	5.125%	7/15/20	64,680	67,106

2	Gannett Co. Inc.	4.875%	9/15/21	4,115	4,156
	Gannett Co. Inc.	6.375%	10/15/23	48,800	52,948
2	Gannett Co. Inc.	5.500%	9/15/24	4,245	4,362
	Hughes Satellite Systems Corp.	6.500%	6/15/19	88,991	96,333
	IAC/InterActiveCorp	4.875%	11/30/18	19,725	20,218
	IAC/InterActiveCorp	4.750%	12/15/22	17,085	16,743
2	Inmarsat Finance plc	4.875%	5/15/22	34,230	34,316
	Intelsat Jackson Holdings SA	7.250%	4/1/19	85,330	89,597
	Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	14,871
	Intelsat Jackson Holdings SA	7.250%	10/15/20	164,947	176,081
	Intelsat Jackson Holdings SA	7.500%	4/1/21	43,900	47,412
	Intelsat Jackson Holdings SA	5.500%	8/1/23	54,250	54,386
	Lamar Media Corp.	5.875%	2/1/22	17,195	18,098
	Lamar Media Corp.	5.000%	5/1/23	36,840	36,840
2	Level 3 Escrow II Inc.	5.375%	8/15/22	75,480	76,612
[3,4] Level 3 Financing, Inc. Bank Loan		4.000%	1/15/20	40,855	40,487
	Liberty Interactive LLC	8.500%	7/15/29	34,473	38,222
	Liberty Interactive LLC	8.250%	2/1/30	98,495	107,606
	MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	79,780
	National CineMedia LLC	6.000%	4/15/22	32,455	32,861
2	NBCUniversal Enterprise Inc.	5.250%	3/29/49	62,790	65,353
2	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	91,135	92,502
2	Numericable Group SA	4.875%	5/15/19	27,785	27,889
2	Numericable Group SA	6.000%	5/15/22	39,455	40,441
2	Numericable Group SA	6.250%	5/15/24	7,290	7,490
	Quebecor Media Inc.	5.750%	1/15/23	84,210	86,130
	Qwest Corp.	6.875%	9/15/33	29,607	29,866
	SBA Communications Corp.	5.625%	10/1/19	37,650	39,203
2	SBA Communications Corp.	4.875%	7/15/22	22,710	22,341
	SBA Telecommunications Inc.	5.750%	7/15/20	33,911	35,395
2	Sirius XM Radio Inc.	4.250%	5/15/20	8,595	8,584
2	Sirius XM Radio Inc.	4.625%	5/15/23	22,700	21,906
2	Softbank Corp.	4.500%	4/15/20	159,095	160,925
2	Sprint Corp.	7.250%	9/15/21	95,745	101,011
2	Sprint Corp.	7.875%	9/15/23	89,370	96,073
2	Sprint Corp.	7.125%	6/15/24	30,930	31,742
2	Sprint Nextel Corp.	9.000%	11/15/18	92,545	108,625
2	Sprint Nextel Corp.	7.000%	3/1/20	135,830	150,771
	T-Mobile USA Inc.	5.250%	9/1/18	13,725	14,257
	T-Mobile USA Inc.	6.464%	4/28/19	41,835	43,613
	T-Mobile USA Inc.	6.633%	4/28/21	71,475	75,585
	T-Mobile USA Inc.	6.125%	1/15/22	10,000	10,400
	T-Mobile USA Inc.	6.731%	4/28/22	51,165	54,107
	T-Mobile USA Inc.	6.836%	4/28/23	31,368	33,250
	T-Mobile USA Inc.	6.500%	1/15/24	14,750	15,414
5	Telenet Finance III Luxembourg SCA	6.625%	2/15/21	3,700	4,959
5	Telenet Finance Luxembourg SCA	6.375%	11/15/20	10,145	13,430
5	Telenet Finance V Luxembourg SCA	6.250%	8/15/22	25,989	35,356
5	Telenet Finance V Luxembourg SCA	6.750%	8/15/24	18,755	26,237
[3,4] Tribune Company Bank Loan		4.000%	12/27/20	108,352	107,472
2	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	32,080	33,443
[2,5] Unitymedia KabelBW GmbH		9.500%	3/15/21	12,400	17,474
5	Unitymedia KabelBW GmbH	9.500%	3/15/21	7,600	10,720
2	UPCB Finance III Ltd.	6.625%	7/1/20	83,121	87,485
2	UPCB Finance V Ltd.	7.250%	11/15/21	40,995	45,115
2	UPCB Finance VI Ltd.	6.875%	1/15/22	42,036	45,924
	Videotron Ltd.	9.125%	4/15/18	2,599	2,683

	Videotron Ltd.	5.000%	7/15/22	82,242	84,915
2	Virgin Media Secured Finance plc	5.375%	4/15/21	49,210	50,994
2	Wind Acquisition Finance SA	4.750%	7/15/20	73,050	71,224
2	Ymobile Corp.	8.250%	4/1/18	45,540	48,045
	Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	20,870	22,305
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	45,970	51,084

	Consumer Cyclical (8.9%)
2	Activision Blizzard Inc.	5.625%	9/15/21	34,485	36,683
2	Activision Blizzard Inc.	6.125%	9/15/23	28,570	30,927
	ADT Corp.	6.250%	10/15/21	59,125	62,007
2	Carlson Travel Holdings Inc.	7.500%	8/15/19	25,375	25,439
2	Carlson Wagonlit BV	6.875%	6/15/19	76,610	79,866
2	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	25,675	25,386
	Chrysler Group LLC / CG Co-Issuer Inc.	8.000%	6/15/19	90,055	96,471
	Chrysler Group LLC / CG Co-Issuer Inc.	8.250%	6/15/21	64,265	71,736
	Corrections Corp. of America	4.125%	4/1/20	14,130	13,989
	Corrections Corp. of America	4.625%	5/1/23	24,780	24,470
	Dana Holding Corp.	5.375%	9/15/21	16,781	17,494
[3,4,6]Delta 2 Lux S.A.R.L (Formula One) Bank
	Loan	7.750%	7/29/22	8,720	8,687
[3,4,6]Delta 2 Lux S.A.R.L (Formula One) Bank
	Loan	7.750%	7/29/22	2,900	2,889
[3,4,6]Delta 2 Lux S.A.R.L (Formula One) Bank
	Loan	7.750%	7/29/22	4,646	4,628
[3,4,6]Delta 2 Lux S.A.R.L (Formula One) Bank
	Loan	7.750%	7/29/22	4,360	4,344
[3,4,6]Delta 2 Lux S.A.R.L (Formula One) Bank
	Loan	7.750%	7/29/22	7,765	7,736
[3,4,6]Delta 2 Lux S.A.R.L (Formula One) Bank
	Loan	7.750%	7/29/22	4,845	4,827
[3,4,6]Delta Alpha Topco Bank Loan		7.750%	7/29/22	18,494	18,425
	General Motors Co.	4.875%	10/2/23	24,000	25,800
	General Motors Co.	6.250%	10/2/43	27,480	32,701
	General Motors Financial Co. Inc.	4.750%	8/15/17	97,350	104,165
	General Motors Financial Co. Inc.	3.250%	5/15/18	13,040	13,333
	General Motors Financial Co. Inc.	6.750%	6/1/18	43,795	49,707
	General Motors Financial Co. Inc.	4.250%	5/15/23	16,275	16,763
	Hanesbrands Inc.	6.375%	12/15/20	33,810	35,839
[3,4]	Hilton Worldwide Finance LLC Bank Loan	3.500%	10/26/20	4,994	4,941
[3,4]	Hilton Worldwide Finance LLC Bank Loan	3.500%	10/26/20	999	988
[3,4]	Hilton Worldwide Finance LLC Bank Loan	3.500%	10/26/20	25,156	24,889
[3,4]	Hilton Worldwide Finance LLC Bank Loan	3.500%	10/26/20	15,981	15,811
[3,4]	Ion Media Networks Bank Loan	5.000%	12/18/20	36,866	36,981
	KB Home	4.750%	5/15/19	25,825	25,631
	KB Home	7.500%	9/15/22	1,935	2,095
	L Brands Inc.	8.500%	6/15/19	4,860	5,802
	L Brands Inc.	7.000%	5/1/20	22,210	25,208
	L Brands Inc.	6.625%	4/1/21	42,435	48,058
	L Brands Inc.	5.625%	2/15/22	19,235	20,678
[3,4]	La Quinta Intermediate Holdings LLC Bank
	Loan	4.000%	4/14/21	61,941	61,341
	Neiman Marcus Group Inc.	7.125%	6/1/28	63,150	63,308
2	Realogy Group LLC	7.625%	1/15/20	57,160	62,019
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	44,399	47,396
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	23,135	24,581
	Service Corp. International	7.625%	10/1/18	35,040	39,332

	Service Corp. International	5.375%	1/15/22	27,630	28,597
	Tenneco Inc.	6.875%	12/15/20	29,075	30,892
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	9,950	10,560
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	73,000	78,475
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	49,010	51,461

	Consumer Noncyclical (12.0%)
2	Amsurg Corp.	5.625%	7/15/22	51,010	52,795
	ARAMARK Corp.	5.750%	3/15/20	43,945	46,142
	Biomet Inc.	6.500%	8/1/20	60,850	65,034
	Biomet Inc.	6.500%	10/1/20	75,990	80,359
2	Capsugel SA	7.000%	5/15/19	36,650	37,268
	CHS/Community Health Systems Inc.	5.125%	8/15/18	54,960	57,158
	CHS/Community Health Systems Inc.	7.125%	7/15/20	33,665	36,442
2	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,902
2	CHS/Community Health Systems Inc.	6.875%	2/1/22	142,225	153,425
2	Envision Healthcare Corp.	5.125%	7/1/22	86,215	87,293
2	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	38,265	41,039
2	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	5,830	6,457
2	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	47,730	51,310
2	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	34,184	34,953
	HCA Holdings Inc.	6.250%	2/15/21	25,540	27,519
	HCA Inc.	3.750%	3/15/19	17,860	17,905
	HCA Inc.	6.500%	2/15/20	127,050	141,978
	HCA Inc.	5.875%	3/15/22	60,405	65,842
	HCA Inc.	4.750%	5/1/23	72,500	73,769
	HCA Inc.	7.690%	6/15/25	4,510	5,141
2	Hypermarcas SA	6.500%	4/20/21	71,815	77,338
2	IMS Health Inc.	6.000%	11/1/20	86,480	89,723
	Kinetic Concepts Inc / KCI USA Inc	10.500%	11/1/18	27,070	29,777
[3,4] Lands' End, Inc. Bank Loan		4.250%	3/12/21	86,670	84,720
	LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	18,595
2	MPH Acquisition Holdings LLC	6.625%	4/1/22	22,100	23,150
[3,4] MPH Acquisition Holdings LLC Bank Loan		4.000%	3/31/21	38,092	37,497
	Party City Holdings Inc.	8.875%	8/1/20	105,350	114,305
2	Salix Pharmaceuticals Ltd.	6.000%	1/15/21	67,325	72,879
	Tenet Healthcare Corp.	6.250%	11/1/18	40,210	43,678
2	Tenet Healthcare Corp.	5.000%	3/1/19	43,950	44,005
2	Tenet Healthcare Corp.	5.500%	3/1/19	24,215	24,760
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,255
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,305
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	106,214
	Tenet Healthcare Corp.	8.125%	4/1/22	48,005	54,966
[3,4] US Foods Inc. Bank Loan		4.500%	3/31/17	46,088	45,953
	WellCare Health Plans Inc.	5.750%	11/15/20	43,260	44,450

	Energy (10.0%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	25,965	27,718
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	48,660	52,553
	Antero Resources Finance Corp.	5.375%	11/1/21	22,785	23,127
2	Antero Resources Finance Corp.	5.125%	12/1/22	53,185	53,052
2	Athlon Holdings LP / Athlon Finance Corp.	6.000%	5/1/22	19,340	20,766
2	California Resources Corp.	5.000%	1/15/20	21,110	21,427

2	California Resources Corp.	5.500%	9/15/21	50,350	51,483
2	California Resources Corp.	6.000%	11/15/24	49,475	50,588
	Chesapeake Energy Corp.	6.625%	8/15/20	34,575	39,070
	Chesapeake Energy Corp.	6.125%	2/15/21	1,455	1,619
	Chesapeake Energy Corp.	4.875%	4/15/22	11,561	11,836
	Concho Resources Inc.	7.000%	1/15/21	15,256	16,457
	Concho Resources Inc.	6.500%	1/15/22	19,940	21,510
	Concho Resources Inc.	5.500%	10/1/22	88,070	93,024
	Denbury Resources Inc.	6.375%	8/15/21	12,445	13,036
	Denbury Resources Inc.	5.500%	5/1/22	62,460	61,679
	Denbury Resources Inc.	4.625%	7/15/23	39,500	36,340
	El Paso LLC	7.000%	6/15/17	12,410	13,745
	El Paso LLC	7.250%	6/1/18	12,980	14,899
	El Paso LLC	6.500%	9/15/20	28,700	32,874
	El Paso LLC	7.750%	1/15/32	26,290	32,894
[3,4] Energy Future Intermediate Holding Company
	LLC Bank Loan	4.250%	6/6/16	14,500	14,459
	Energy Transfer Equity LP	7.500%	10/15/20	76,385	87,843
	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	18,015	18,826
	EP Energy LLC / Everest Acquisition Finance
	Inc.	9.375%	5/1/20	75,787	82,987
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	74,191	75,026
	Harvest Operations Corp.	6.875%	10/1/17	75,600	77,301
2	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	7,165	7,828
2	Kinder Morgan Inc.	5.000%	2/15/21	8,545	9,058
2	Kinder Morgan Inc.	5.625%	11/15/23	32,010	35,211
	Laredo Petroleum Inc.	5.625%	1/15/22	29,410	28,969
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.500%	8/15/21	8,533	9,109
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.250%	6/15/22	26,425	28,473
2	MEG Energy Corp.	6.375%	1/30/23	30,650	30,344
2	MEG Energy Corp.	7.000%	3/31/24	58,500	59,085
	Newfield Exploration Co.	6.875%	2/1/20	16,575	17,279
	Newfield Exploration Co.	5.750%	1/30/22	10,890	11,788
	Newfield Exploration Co.	5.625%	7/1/24	13,045	14,040
2	Paragon Offshore plc	6.750%	7/15/22	31,485	24,086
2	Paragon Offshore plc	7.250%	8/15/24	22,570	17,266
	QEP Resources Inc.	6.875%	3/1/21	15,540	16,919
	QEP Resources Inc.	5.375%	10/1/22	1,940	1,925
	QEP Resources Inc.	5.250%	5/1/23	3,880	3,802
	Range Resources Corp.	6.750%	8/1/20	13,580	14,378
	Range Resources Corp.	5.750%	6/1/21	44,365	46,916
	Range Resources Corp.	5.000%	8/15/22	19,225	20,162
	Rosetta Resources Inc.	5.625%	5/1/21	2,385	2,313
	Rosetta Resources Inc.	5.875%	6/1/22	47,010	45,130
2	Seadrill Ltd.	6.125%	9/15/17	71,195	68,703
2	Southern Star Central Corp.	5.125%	7/15/22	14,790	15,012
	Tesoro Corp.	5.125%	4/1/24	26,935	26,868
2	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	5,220	5,351
2	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	15,470	15,992
	WPX Energy Inc.	6.000%	1/15/22	29,315	30,634
	WPX Energy Inc.	5.250%	9/15/24	61,930	60,691

	Technology (9.4%)
2	Audatex North America Inc.	6.000%	6/15/21	64,601	68,235
2	Audatex North America Inc.	6.125%	11/1/23	13,835	14,665
[3,4] Avago Technologies Limited Bank Loan		3.750%	5/6/21	64,588	64,346
	Brocade Communications Systems Inc.	4.625%	1/15/23	18,360	17,894
	CDW LLC / CDW Finance Corp.	8.500%	4/1/19	6,703	7,122
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	118,945	125,487
	Equinix Inc.	4.875%	4/1/20	10,360	10,541
	Equinix Inc.	7.000%	7/15/21	60,830	66,153
	Equinix Inc.	5.375%	4/1/23	27,554	28,415
2	First Data Corp.	7.375%	6/15/19	53,405	56,543
2	First Data Corp.	8.875%	8/15/20	22,379	24,141
2	First Data Corp.	6.750%	11/1/20	35,065	37,695
2	First Data Corp.	8.250%	1/15/21	114,765	123,803
	First Data Corp.	11.250%	1/15/21	8,562	9,846
	First Data Corp.	12.625%	1/15/21	36,810	44,494
	First Data Corp.	11.750%	8/15/21	15,725	18,438
[3,4] First Data Corp. Bank Loan		3.653%	3/23/18	48,433	47,949
	Flextronics International Ltd.	4.625%	2/15/20	22,975	23,320
	Flextronics International Ltd.	5.000%	2/15/23	32,120	32,762
2	Freescale Semiconductor Inc.	5.000%	5/15/21	36,815	36,263
2	Freescale Semiconductor Inc.	6.000%	1/15/22	32,130	33,094
[3,4] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	100,228	98,771
[3,4] Infor (US) Inc. Bank Loan		3.750%	4/5/18	18,942	18,630
2	Infor Software Parent LLC	7.125%	5/1/21	10,670	10,777
	Infor US Inc.	11.500%	7/15/18	45,331	49,977
	Infor US Inc.	9.375%	4/1/19	36,621	39,917
[2,7] Iron Mountain Europe plc		6.125%	9/15/22	14,430	23,318
	Iron Mountain Inc.	7.750%	10/1/19	34,055	36,609
	Iron Mountain Inc.	5.750%	8/15/24	23,955	24,494
	NCR Corp.	4.625%	2/15/21	62,314	61,535
	NCR Corp.	5.000%	7/15/22	14,970	14,820
2	NXP BV / NXP Funding LLC	3.750%	6/1/18	37,440	37,440
2	NXP BV / NXP Funding LLC	5.750%	3/15/23	8,635	9,142
2	Sensata Technologies BV	6.500%	5/15/19	67,739	70,787
2	Sensata Technologies BV	5.625%	11/1/24	5,295	5,573
	SunGard Data Systems Inc.	7.375%	11/15/18	26,097	27,206
	SunGard Data Systems Inc.	6.625%	11/1/19	91,455	94,656
	SunGard Data Systems Inc.	7.625%	11/15/20	98,546	104,951

	Transportation (1.2%)
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	26,270	26,040
1	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	18,861	20,087
	Hertz Corp.	4.250%	4/1/18	8,940	8,940
	Hertz Corp.	6.750%	4/15/19	82,360	85,860
	Hertz Corp.	5.875%	10/15/20	6,205	6,314
	Hertz Corp.	7.375%	1/15/21	60,490	64,119
					13,333,482
Utilities (3.0%)
	Electric (2.8%)
	AES Corp.	8.000%	10/15/17	5,568	6,347
	AES Corp.	8.000%	6/1/20	19,980	23,252
	AES Corp.	4.875%	5/15/23	25,000	25,000
	AES Corp.	5.500%	3/15/24	82,260	84,316
2	Calpine Corp.	6.000%	1/15/22	16,165	17,418

	Calpine Corp.	5.375%	1/15/23	4,775	4,811
2	Calpine Corp.	7.875%	1/15/23	11,988	13,277
2	Calpine Corp.	5.875%	1/15/24	9,230	9,899
	Calpine Corp.	5.750%	1/15/25	110,880	112,405
	DPL Inc.	7.250%	10/15/21	102,130	108,513
	Dynegy Inc.	5.875%	6/1/23	28,000	27,440
2	EDP Finance BV	5.250%	1/14/21	6,615	6,920
	GenOn Energy Inc.	9.500%	10/15/18	48,700	50,404

	Other Utility (0.2%)
	NRG Energy Inc.	7.875%	5/15/21	5,810	6,333
	NRG Energy Inc.	6.250%	7/15/22	4,740	4,965
2	NRG Energy Inc.	6.250%	5/1/24	19,415	20,095

					521,395
Total Corporate Bonds (Cost $15,545,205)					16,176,009
				Shares
Preferred Stocks (1.4%)
	GMAC Capital Trust I Pfd.	0.000%		4,743,200	126,833
	Hartford Financial Services Group Inc. Pfd.	0.000%		3,307,200	100,109
	Citigroup Capital XIII Pfd.	0.000%		474,975	12,635
Total Preferred Stocks (Cost $219,239)					239,577

Other (0.0%)
*	MediaNews Group Inc. Warrants Exp. 03/19/2017 (Cost $27,348)			73,622	422
Temporary Cash Investments (3.1%)
Repurchase Agreements (2.6%)
	Bank of America Securities, LLC
	(Dated 10/31/14, Repurchase Value
	$183,901,000, collateralized by
	Government National Mortgage Assn.
	4.000%, 8/20/44, with a value of
	$187,578,000)	0.090%	11/3/14	183,900	183,900
	RBC Capital Markets LLC
	(Dated 10/31/14, Repurchase Value
	$253,302,000, collateralized by Federal
	Home Loan Bank 2.875%,9/13/24, Federal
	Home Loan Mortgage Corp. 2.407%-
	5.000%, 3/1/35-8/1/44, Federal National
	Mortgage Assn. 0.000%-5.000%, 10/1/21-
	10/1/44, Government National Mortgage
	Assn. 3.000%-4.500%, 9/20/44-10/20/44,
	with a value of $258,366,000)	0.100%	11/3/14	253,300	253,300
	TD Securities (USA) LLC
	(Dated 10/31/14, Repurchase Value
	$4,600,000, collateralized by Federal Farm
	Credit Bank 0.142%, 12/19/16, with a value
	of $4,692,000)	0.100%	11/3/14	4,600	4,600
					441,800
U.S. Government and Agency Obligations (0.5%)
8	United States Treasury Bill	0.053%	12/26/14	96,850	96,848
Total Temporary Cash Investments (Cost $538,643)					538,648
Total Investments (99.2%) (Cost $16,448,058)					17,073,465
Other Assets and Liabilities-Net (0.8%)					145,483
Net Assets (100%)					17,218,948

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $5,138,298,000, representing 29.8% of net assets.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2014, the aggregate value of these securities was $955,422,000, representing 5.5% of net assets.
5 Face amount denominated in euro.
6 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
7 Face amount denominated in British pounds.
8 Securities with a value of $589,000 have been segregated as collateral for open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreighn markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

1. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

2. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	77,426	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	41,383	—
Corporate Bonds	—	16,176,009	—
Preferred Stocks	—	239,577	—
Other	—	—	422
Temporary Cash Investments	—	538,648	—
Forward Currency Contract-Assets	—	1,098	—
Total	—	17,074,141	422

C. At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Credit Suisse International	12/17/14	EUR	16,656	USD	21,618	(745)
Deutsche Bank AG	11/28/14	USD	169,134	EUR	133,513	1,821
Credit Suisse International	11/28/14	USD	23,106	GBP	14,430	22
						1,098
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

D. At October 31, 2014, the cost of investment securities for tax purposes was $16,448,058,000. Net unrealized appreciation of investment securities for tax purposes was $625,407,000, consisting of unrealized gains of $723,241,000 on securities that had risen in value since their purchase and $97,834,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of October 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (103.1%)
U.S. Government Securities (99.6%)
United States Treasury Note/Bond	0.250%	10/31/15	67,000	67,073
United States Treasury Note/Bond	0.250%	11/30/15	8,000	8,007
United States Treasury Note/Bond	1.375%	11/30/15	5,000	5,064
United States Treasury Note/Bond	0.250%	12/31/15	152,000	152,119
United States Treasury Note/Bond	2.125%	12/31/15	25,000	25,555
United States Treasury Note/Bond	0.375%	1/31/16	56,000	56,114
United States Treasury Note/Bond	2.000%	1/31/16	222,000	226,891
United States Treasury Note/Bond	4.500%	2/15/16	106,000	111,764
United States Treasury Note/Bond	0.250%	2/29/16	170,000	170,027
United States Treasury Note/Bond	2.125%	2/29/16	137,000	140,383
United States Treasury Note/Bond	2.625%	2/29/16	112,000	115,518
United States Treasury Note/Bond	0.250%	4/15/16	83,000	82,949
United States Treasury Note/Bond	0.375%	4/30/16	213,000	213,200
United States Treasury Note/Bond	2.000%	4/30/16	132,000	135,238
United States Treasury Note/Bond	2.625%	4/30/16	67,000	69,272
United States Treasury Note/Bond	0.250%	5/15/16	139,000	138,804
United States Treasury Note/Bond	0.375%	5/31/16	130,000	130,081
United States Treasury Note/Bond	1.750%	5/31/16	53,000	54,143
United States Treasury Note/Bond	3.250%	5/31/16	36,000	37,620
United States Treasury Note/Bond	0.500%	6/15/16	130,000	130,304
United States Treasury Note/Bond	0.500%	6/30/16	93,000	93,189
United States Treasury Note/Bond	1.500%	6/30/16	16,000	16,292
United States Treasury Note/Bond	3.250%	6/30/16	25,000	26,180
United States Treasury Note/Bond	0.625%	7/15/16	100,000	100,375
United States Treasury Note/Bond	0.500%	7/31/16	66,000	66,124
United States Treasury Note/Bond	1.500%	7/31/16	72,000	73,338
United States Treasury Note/Bond	0.625%	8/15/16	56,000	56,184
United States Treasury Note/Bond	4.875%	8/15/16	37,000	39,902
United States Treasury Note/Bond	0.500%	8/31/16	66,000	66,082
United States Treasury Note/Bond	1.000%	8/31/16	90,000	90,886
United States Treasury Note/Bond	3.000%	8/31/16	51,000	53,359
United States Treasury Note/Bond	0.875%	9/15/16	77,000	77,577
United States Treasury Note/Bond	0.500%	9/30/16	82,000	82,051
United States Treasury Note/Bond	1.000%	9/30/16	91,000	91,882
United States Treasury Note/Bond	3.000%	9/30/16	54,000	56,556
United States Treasury Note/Bond	0.625%	10/15/16	68,000	68,159
United States Treasury Note/Bond	0.375%	10/31/16	40,000	39,906
United States Treasury Note/Bond	1.000%	10/31/16	86,000	86,833
United States Treasury Note/Bond	3.125%	10/31/16	80,000	84,113
United States Treasury Note/Bond	0.625%	11/15/16	139,000	139,217
United States Treasury Note/Bond	4.625%	11/15/16	42,000	45,458
United States Treasury Note/Bond	7.500%	11/15/16	20,000	22,797
United States Treasury Note/Bond	0.875%	11/30/16	115,000	115,754
United States Treasury Note/Bond	0.625%	12/15/16	140,000	140,175
United States Treasury Note/Bond	0.875%	12/31/16	55,000	55,327
United States Treasury Note/Bond	3.250%	12/31/16	51,000	53,885
United States Treasury Note/Bond	0.750%	1/15/17	125,000	125,371
United States Treasury Note/Bond	0.875%	1/31/17	110,000	110,584
United States Treasury Note/Bond	0.625%	2/15/17	127,000	126,940

United States Treasury Note/Bond	0.875%	2/28/17	80,000	80,375
United States Treasury Note/Bond	1.000%	3/31/17	48,000	48,337
United States Treasury Note/Bond	3.250%	3/31/17	9,000	9,544
United States Treasury Note/Bond	0.875%	4/30/17	155,000	155,484
United States Treasury Note/Bond	0.875%	5/15/17	105,000	105,295
United States Treasury Note/Bond	0.625%	5/31/17	55,000	54,768
United States Treasury Note/Bond	2.750%	5/31/17	36,000	37,811
United States Treasury Note/Bond	0.875%	6/15/17	76,000	76,166
United States Treasury Note/Bond	0.750%	6/30/17	75,000	74,859
United States Treasury Note/Bond	2.500%	6/30/17	40,000	41,769
United States Treasury Note/Bond	0.875%	7/15/17	62,000	62,097
United States Treasury Note/Bond	0.500%	7/31/17	50,000	49,500
United States Treasury Note/Bond	2.375%	7/31/17	27,000	28,105
United States Treasury Note/Bond	0.875%	8/15/17	67,000	67,000
United States Treasury Note/Bond	4.750%	8/15/17	12,000	13,271
United States Treasury Note/Bond	1.875%	8/31/17	18,000	18,489
United States Treasury Note/Bond	1.000%	9/15/17	72,000	72,225
United States Treasury Note/Bond	0.625%	9/30/17	50,000	49,554
United States Treasury Note/Bond	1.875%	9/30/17	60,000	61,594
United States Treasury Note/Bond	0.875%	10/15/17	65,000	64,908
United States Treasury Note/Bond	0.750%	10/31/17	45,000	44,698
United States Treasury Note/Bond	1.875%	10/31/17	48,000	49,283
United States Treasury Note/Bond	0.625%	11/30/17	111,000	109,665
United States Treasury Note/Bond	0.750%	12/31/17	141,000	139,634
United States Treasury Note/Bond	0.875%	1/31/18	50,000	49,648
United States Treasury Note/Bond	3.500%	2/15/18	9,000	9,695
United States Treasury Note/Bond	0.750%	2/28/18	30,000	29,620
United States Treasury Note/Bond	0.750%	3/31/18	55,000	54,244
United States Treasury Note/Bond	2.875%	3/31/18	50,000	52,875
United States Treasury Note/Bond	0.625%	4/30/18	101,000	99,043
United States Treasury Note/Bond	1.000%	5/31/18	93,000	92,274
United States Treasury Note/Bond	1.375%	6/30/18	9,817	9,860
United States Treasury Note/Bond	2.375%	6/30/18	8,000	8,317
United States Treasury Note/Bond	1.375%	7/31/18	12,000	12,039
United States Treasury Note/Bond	2.250%	7/31/18	7,000	7,245
United States Treasury Note/Bond	1.500%	8/31/18	59,000	59,415
1 United States Treasury Note/Bond	1.250%	10/31/18	76,000	75,644
United States Treasury Note/Bond	1.750%	10/31/18	35,000	35,514
United States Treasury Note/Bond	1.250%	11/30/18	28,000	27,834
United States Treasury Note/Bond	1.500%	12/31/18	37,000	37,104
United States Treasury Note/Bond	1.500%	1/31/19	33,000	33,051
United States Treasury Note/Bond	1.500%	2/28/19	28,000	28,026
United States Treasury Note/Bond	1.625%	3/31/19	27,500	27,646
United States Treasury Note/Bond	1.625%	4/30/19	26,200	26,319
United States Treasury Note/Bond	3.125%	5/15/19	30,000	32,081
United States Treasury Note/Bond	1.125%	5/31/19	55,000	53,978
United States Treasury Note/Bond	1.500%	5/31/19	26,600	26,550
United States Treasury Note/Bond	1.000%	6/30/19	10,100	9,841
United States Treasury Note/Bond	1.625%	6/30/19	27,000	27,089
United States Treasury Note/Bond	0.875%	7/31/19	38,000	36,765
United States Treasury Note/Bond	1.625%	7/31/19	30,000	30,070
United States Treasury Note/Bond	1.625%	8/31/19	19,000	19,027
United States Treasury Note/Bond	1.000%	9/30/19	36,000	34,920
United States Treasury Note/Bond	1.750%	9/30/19	34,000	34,223
United States Treasury Note/Bond	1.500%	10/31/19	4,000	3,978
				6,872,988

Conventional Mortgage-Backed Securities (3.5%)
2,3,4Fannie Mae Pool	3.500%	11/1/44–12/1/44	115,000	118,693
2,3,4Fannie Mae Pool	4.000%	12/1/44	115,000	121,756
[2,3] Fannie Mae Pool	7.000%	11/1/15–3/1/16	80	82
[2,3] Freddie Mac Gold Pool	6.000%	5/1/18–4/1/28	213	242
[2,3] Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	31	31
				240,804
Total U.S. Government and Agency Obligations (Cost $7,098,568)				7,113,792

			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
5 Vanguard Market Liquidity Fund (Cost
$59,185)	0.114%		59,185,000	59,185
Total Investments (103.9%) (Cost $7,157,753)				7,172,977
		Expiration Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/21/14	103	(21)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		11/21/14	166	(13)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/21/14	58	(7)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/21/14	166	(109)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		11/21/14	103	(26)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00		11/21/14	58	(24)
Total Liability for Options Written (Premiums received $281)				(200)
Other Assets and Liabilities-Net (-3.9%)				(271,293)
Net Assets (100%)				6,901,484
1 Securities with a value of $1,911,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securites purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

Short-Term Treasury Fund

Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,113,792	—
Temporary Cash Investments	59,185	—	—
Futures Contracts—Assets[1]	304	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Liability for Options Written	(200)	—	—
Total	59,286	7,113,792	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless

Short-Term Treasury Fund

at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2014	(265)	(58,184)	64
5-Year U.S. Treasury Note	December 2014	(443)	(52,907)	159
30-Year U.S. Treasury Bond	December 2014	(260)	(36,684)	(10)
10-Year U.S. Treasury Note	December 2014	(239)	(30,200)	57
Ultra Long U.S. Treasury Bond	December 2014	(86)	(13,486)	(55)
				215

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At October 31, 2014, the cost of investment securities for tax purposes was $7,159,003,000. Net unrealized appreciation of investment securities for tax purposes was $13,974,000, consisting of unrealized gains of $17,560,000 on securities that had risen in value since their purchase and $3,586,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of October 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (102.7%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	0.500%	9/30/16	13,000	13,008
United States Treasury Note/Bond	0.625%	8/31/17	3,000	2,977
United States Treasury Note/Bond	1.000%	9/15/17	20,000	20,062
United States Treasury Note/Bond	1.875%	9/30/17	16,000	16,425
United States Treasury Note/Bond	0.875%	10/15/17	5,000	4,993
United States Treasury Note/Bond	0.750%	10/31/17	15,000	14,899
United States Treasury Note/Bond	1.875%	10/31/17	110,000	112,939
United States Treasury Note/Bond	0.750%	12/31/17	5,000	4,952
United States Treasury Note/Bond	0.875%	1/31/18	56,000	55,606
United States Treasury Note/Bond	2.625%	1/31/18	43,000	45,096
United States Treasury Note/Bond	0.750%	2/28/18	47,000	46,405
United States Treasury Note/Bond	0.750%	3/31/18	10,000	9,863
United States Treasury Note/Bond	0.625%	4/30/18	42,000	41,186
United States Treasury Note/Bond	1.000%	5/31/18	32,000	31,750
United States Treasury Note/Bond	1.375%	6/30/18	8,838	8,877
United States Treasury Note/Bond	2.375%	6/30/18	119,500	124,243
United States Treasury Note/Bond	2.250%	7/31/18	304,000	314,640
United States Treasury Note/Bond	1.500%	8/31/18	53,500	53,876
United States Treasury Note/Bond	1.375%	9/30/18	253,000	253,316
United States Treasury Note/Bond	1.375%	11/30/18	63,000	62,961
United States Treasury Note/Bond	1.375%	12/31/18	10,000	9,978
United States Treasury Note/Bond	1.500%	12/31/18	233,000	233,655
United States Treasury Note/Bond	1.250%	1/31/19	61,000	60,466
United States Treasury Note/Bond	1.500%	1/31/19	37,000	37,058
United States Treasury Note/Bond	1.375%	2/28/19	15,000	14,930
United States Treasury Note/Bond	1.500%	2/28/19	91,000	91,086
United States Treasury Note/Bond	1.500%	3/31/19	78,000	78,000
United States Treasury Note/Bond	1.625%	3/31/19	19,000	19,101
United States Treasury Note/Bond	1.250%	4/30/19	17,000	16,803
United States Treasury Note/Bond	1.625%	4/30/19	58,000	58,263
United States Treasury Note/Bond	1.125%	5/31/19	108,000	105,992
United States Treasury Note/Bond	1.500%	5/31/19	54,000	53,899
United States Treasury Note/Bond	1.000%	6/30/19	20,000	19,488
United States Treasury Note/Bond	1.625%	6/30/19	55,000	55,180
United States Treasury Note/Bond	0.875%	7/31/19	118,000	114,165
United States Treasury Note/Bond	1.625%	7/31/19	55,000	55,129
United States Treasury Note/Bond	3.625%	8/15/19	18,000	19,682
United States Treasury Note/Bond	1.000%	8/31/19	72,000	69,952
United States Treasury Note/Bond	1.000%	9/30/19	157,000	152,290
United States Treasury Note/Bond	1.750%	9/30/19	105,000	105,689
United States Treasury Note/Bond	1.250%	10/31/19	5,000	4,909
United States Treasury Note/Bond	1.500%	10/31/19	55,000	54,699
United States Treasury Note/Bond	3.375%	11/15/19	50,000	54,188
United States Treasury Note/Bond	1.000%	11/30/19	20,000	19,350
United States Treasury Note/Bond	1.125%	12/31/19	111,000	107,895
United States Treasury Note/Bond	1.250%	2/29/20	81,000	79,051
United States Treasury Note/Bond	1.125%	3/31/20	26,000	25,171
United States Treasury Note/Bond	1.125%	4/30/20	11,000	10,632
United States Treasury Note/Bond	1.375%	5/31/20	8,000	7,822

United States Treasury Note/Bond	1.875%	6/30/20	6,000	6,023
United States Treasury Note/Bond	2.625%	8/15/20	85,500	89,160
United States Treasury Note/Bond	2.125%	8/31/20	13,000	13,195
United States Treasury Note/Bond	2.000%	9/30/20	3,500	3,524
United States Treasury Note/Bond	1.750%	10/31/20	80,000	79,350
1 United States Treasury Note/Bond	2.625%	11/15/20	483,000	502,924
United States Treasury Note/Bond	2.000%	11/30/20	12,500	12,563
United States Treasury Note/Bond	2.000%	2/28/21	41,300	41,390
United States Treasury Note/Bond	2.000%	5/31/21	48,000	47,985
United States Treasury Note/Bond	2.125%	6/30/21	39,000	39,268
United States Treasury Note/Bond	2.250%	7/31/21	47,000	47,697
United States Treasury Note/Bond	2.125%	8/15/21	122,500	123,304
United States Treasury Note/Bond	2.000%	8/31/21	13,000	12,974
United States Treasury Note/Bond	2.125%	9/30/21	58,500	58,856
United States Treasury Note/Bond	2.000%	10/31/21	46,000	45,878
United States Treasury Note/Bond	2.000%	11/15/21	108,500	108,246
United States Treasury Note/Bond	2.000%	2/15/22	111,000	110,497
United States Treasury Note/Bond	1.750%	5/15/22	63,000	61,425
United States Treasury Note/Bond	1.625%	8/15/22	72,000	69,368
United States Treasury Note/Bond	1.625%	11/15/22	160,000	153,501
United States Treasury Note/Bond	2.000%	2/15/23	121,000	119,185
United States Treasury Note/Bond	1.750%	5/15/23	265,100	255,159
United States Treasury Note/Bond	2.500%	8/15/23	70,400	71,830
United States Treasury Note/Bond	2.750%	11/15/23	49,500	51,457
United States Treasury Note/Bond	2.750%	2/15/24	94,000	97,583
United States Treasury Note/Bond	2.500%	5/15/24	117,000	118,828
United States Treasury Note/Bond	2.375%	8/15/24	55,000	55,189
United States Treasury Note/Bond	7.500%	11/15/24	5,000	7,327
				5,376,283
Conventional Mortgage-Backed Securities (3.5%)
2,3,4Fannie Mae Pool	3.500%	11/1/44–12/1/44	90,000	92,892
2,3,4Fannie Mae Pool	4.000%	12/1/44	90,000	95,288
[2,3] Freddie Mac Gold Pool	7.000%	5/1/15–3/1/16	30	31
				188,211
Total U.S. Government and Agency Obligations (Cost $5,503,796)				5,564,494

			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
5 Vanguard Market Liquidity Fund (Cost
$32,622)	0.114%		32,621,654	32,622

Total Investments (103.3%) (Cost $5,536,418)				5,597,116

		Expiration Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/21/14	80	(16)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		11/21/14	130	(10)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/21/14	46	(6)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/21/14	130	(85)

Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50	11/21/14	80	(20)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00	11/21/14	46	(19)
Total Liability for Options Written (Premiums received $220)			(156)

Other Assets and Liabilities-Net (-3.3%)			(180,549)
Net Assets (100%)			5,416,411
1 Securities with a value of $1,562,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securites purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,564,494	—
Temporary Cash Investments	32,622	—	—
Futures Contracts—Assets[1]	237	—	—
Futures Contracts—Liabilities[1]	(3)	—	—

Intermediate-Term Treasury Fund

Liability for Options Written	(156)	—	—
Total	32,700	5,564,494	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2014	(208)	(45,669)	50
5-Year U.S. Treasury Note	December 2014	(346)	(41,323)	124
30-Year U.S. Treasury Bond	December 2014	(203)	(28,642)	(7)
10-Year U.S. Treasury Note	December 2014	(187)	(23,629)	44
Ultra Long U.S. Treasury Bond	December 2014	(67)	(10,506)	(43)
				168

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Treasury Fund

D. At October 31, 2014, the cost of investment securities for tax purposes was $5,537,078,000. Net unrealized appreciation of investment securities for tax purposes was $60,038,000, consisting of unrealized gains of $82,482,000 on securities that had risen in value since their purchase and $22,444,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of October 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.0%)
U.S. Government Securities (1.5%)
1 United States Treasury Floating Rate Note	0.090%	11/4/14	300,000	300,117
United States Treasury Note/Bond	4.250%	11/15/14	100,000	100,141
				400,258
Conventional Mortgage-Backed Securities (92.6%)
[2,3] Fannie Mae Pool	2.090%	11/1/22	1,684	1,631
[2,3] Fannie Mae Pool	2.190%	12/1/22	1,449	1,412
[2,3] Fannie Mae Pool	2.290%	10/1/22	2,317	2,276
[2,3] Fannie Mae Pool	2.350%	12/1/22	968	954
[2,3] Fannie Mae Pool	2.370%	4/1/23–5/1/23	125,578	123,774
[2,3] Fannie Mae Pool	2.390%	4/1/22	491	476
[2,3] Fannie Mae Pool	2.410%	12/1/22	3,974	3,930
[2,3] Fannie Mae Pool	2.440%	11/1/22–1/1/23	5,869	5,800
[2,3] Fannie Mae Pool	2.450%	8/1/22–4/1/23	6,209	6,157
[2,3] Fannie Mae Pool	2.480%	8/1/22	699	696
[2,3] Fannie Mae Pool	2.520%	5/1/23	314	310
[2,3] Fannie Mae Pool	2.550%	2/1/23–5/1/23	8,784	8,766
[2,3] Fannie Mae Pool	2.640%	3/1/23	659	661
[2,3] Fannie Mae Pool	2.650%	8/1/22	1,150	1,150
[2,3] Fannie Mae Pool	2.660%	9/1/22	2,257	2,271
[2,3] Fannie Mae Pool	2.700%	5/1/22–4/1/23	3,147	3,175
[2,3] Fannie Mae Pool	2.730%	2/1/23–3/1/23	1,435	1,450
[2,3] Fannie Mae Pool	2.740%	4/1/23	1,574	1,591
[2,3] Fannie Mae Pool	2.750%	3/1/22	497	496
[2,3] Fannie Mae Pool	2.760%	5/1/21	19,615	20,059
[2,3] Fannie Mae Pool	2.780%	4/1/22	3,285	3,336
[2,3] Fannie Mae Pool	2.790%	6/1/23	1,959	1,987
[2,3] Fannie Mae Pool	2.820%	6/1/23	1,263	1,286
[2,3] Fannie Mae Pool	2.860%	4/1/23	1,036	1,056
[2,3] Fannie Mae Pool	2.900%	3/1/23	1,213	1,240
[2,3] Fannie Mae Pool	2.910%	8/1/23	1,649	1,687
[2,3] Fannie Mae Pool	2.940%	6/1/23	980	1,004
[2,3] Fannie Mae Pool	2.950%	6/1/22–5/1/28	19,674	19,700
[2,3] Fannie Mae Pool	2.970%	7/1/23	8,046	8,263
[2,3] Fannie Mae Pool	2.980%	1/1/22	3,067	3,153
2,3,4 Fannie Mae Pool	3.000%	12/1/25–11/1/44	651,384	652,979
[2,3] Fannie Mae Pool	3.023%	7/1/22	618	630
[2,3] Fannie Mae Pool	3.040%	7/1/23	2,695	2,780
[2,3] Fannie Mae Pool	3.100%	6/1/22–5/1/33	2,623	2,595
[2,3] Fannie Mae Pool	3.120%	5/1/22	2,229	2,310
[2,3] Fannie Mae Pool	3.150%	11/1/21	2,017	2,086
[2,3] Fannie Mae Pool	3.200%	4/1/22	2,507	2,605
[2,3] Fannie Mae Pool	3.210%	5/1/23	24,480	25,340
[2,3] Fannie Mae Pool	3.220%	5/1/21–7/1/23	3,468	3,627
[2,3] Fannie Mae Pool	3.250%	11/1/23	9,806	10,242
[2,3] Fannie Mae Pool	3.270%	12/1/23	11,525	12,057
[2,3] Fannie Mae Pool	3.300%	12/1/23	6,075	6,365
[2,3] Fannie Mae Pool	3.320%	7/1/23	1,085	1,137
[2,3] Fannie Mae Pool	3.340%	4/1/24	12,030	12,618

[2,3] Fannie Mae Pool	3.360%	11/1/23–12/1/23	19,337	20,329
[2,3] Fannie Mae Pool	3.370%	3/1/24–7/1/25	8,001	8,419
[2,3] Fannie Mae Pool	3.410%	11/1/23	7,082	7,466
[2,3] Fannie Mae Pool	3.415%	11/1/23	6,658	7,022
[2,3] Fannie Mae Pool	3.440%	1/1/24	6,041	6,384
[2,3] Fannie Mae Pool	3.450%	1/1/24–1/1/24	23,371	24,710
[2,3] Fannie Mae Pool	3.460%	9/1/23–9/1/29	106,672	112,020
[2,3] Fannie Mae Pool	3.470%	11/1/23–1/1/24	6,443	6,818
[2,3] Fannie Mae Pool	3.480%	1/1/24	4,545	4,814
2,3,4 Fannie Mae Pool	3.500%	5/1/34–12/1/44	112,635	116,980
[2,3] Fannie Mae Pool	3.510%	12/1/23–1/1/24	28,948	30,677
[2,3] Fannie Mae Pool	3.520%	1/1/24	4,956	5,262
[2,3] Fannie Mae Pool	3.530%	2/1/24	7,713	8,197
[2,3] Fannie Mae Pool	3.540%	8/1/23–2/1/24	32,302	34,311
[2,3] Fannie Mae Pool	3.550%	10/1/23–5/1/26	41,706	44,217
[2,3] Fannie Mae Pool	3.560%	12/1/23–1/1/24	6,957	7,404
[2,3] Fannie Mae Pool	3.570%	12/1/23–3/1/24	39,798	42,169
[2,3] Fannie Mae Pool	3.580%	2/1/24–7/1/29	42,355	44,665
[2,3] Fannie Mae Pool	3.590%	7/1/23	2,715	2,889
[2,3] Fannie Mae Pool	3.600%	12/1/23–4/1/28	8,657	9,216
[2,3] Fannie Mae Pool	3.610%	8/1/23–1/1/24	31,094	32,734
[2,3] Fannie Mae Pool	3.620%	2/1/24	8,256	8,826
[2,3] Fannie Mae Pool	3.640%	10/1/23–1/1/24	16,835	17,995
[2,3] Fannie Mae Pool	3.650%	8/1/23–11/1/23	23,729	25,372
[2,3] Fannie Mae Pool	3.660%	11/1/23	2,668	2,856
[2,3] Fannie Mae Pool	3.665%	1/1/24–1/1/24	38,155	40,890
[2,3] Fannie Mae Pool	3.670%	8/1/23–3/1/28	24,852	26,594
[2,3] Fannie Mae Pool	3.680%	10/1/23–3/1/24	20,710	22,207
[2,3] Fannie Mae Pool	3.690%	1/1/24	5,652	6,043
[2,3] Fannie Mae Pool	3.700%	10/1/23–1/1/24	20,340	21,834
[2,3] Fannie Mae Pool	3.710%	9/1/23	7,647	8,205
[2,3] Fannie Mae Pool	3.725%	10/1/23	3,505	3,766
[2,3] Fannie Mae Pool	3.730%	12/1/23	1,350	1,452
[2,3] Fannie Mae Pool	3.750%	9/1/23–7/1/25	13,478	14,457
[2,3] Fannie Mae Pool	3.755%	8/1/25	7,236	7,732
[2,3] Fannie Mae Pool	3.760%	3/1/24–1/1/26	8,152	8,683
[2,3] Fannie Mae Pool	3.765%	12/1/25	42,997	45,717
[2,3] Fannie Mae Pool	3.770%	1/1/24	1,695	1,829
[2,3] Fannie Mae Pool	3.780%	7/1/23–2/1/24	2,503	2,698
[2,3] Fannie Mae Pool	3.790%	8/1/25	2,600	2,788
[2,3] Fannie Mae Pool	3.800%	10/1/23	7,521	8,118
[2,3] Fannie Mae Pool	3.810%	11/1/23	395	427
[2,3] Fannie Mae Pool	3.820%	11/1/25–11/1/25	11,230	12,014
[2,3] Fannie Mae Pool	3.830%	2/1/24–6/1/34	19,994	21,548
[2,3] Fannie Mae Pool	3.840%	1/1/24–1/1/24	3,936	4,266
[2,3] Fannie Mae Pool	3.850%	1/1/24	892	967
[2,3] Fannie Mae Pool	3.855%	12/1/25	6,600	7,065
[2,3] Fannie Mae Pool	3.860%	11/1/23	3,435	3,706
[2,3] Fannie Mae Pool	3.870%	10/1/25	11,573	12,449
[2,3] Fannie Mae Pool	3.890%	9/1/23–5/1/30	16,229	17,383
[2,3] Fannie Mae Pool	3.910%	11/1/25	13,000	13,976
[2,3] Fannie Mae Pool	3.930%	10/1/23–3/1/26	22,695	24,619
[2,3] Fannie Mae Pool	3.940%	8/1/25	12,333	13,317
[2,3] Fannie Mae Pool	3.960%	12/1/25–5/1/34	7,760	8,272
[2,3] Fannie Mae Pool	3.970%	7/1/23–5/1/29	5,627	6,097
[2,3] Fannie Mae Pool	3.990%	9/1/25	9,733	10,464
[2,3] Fannie Mae Pool	4.060%	9/1/25–3/1/29	16,195	17,662

[2,3] Fannie Mae Pool		4.070%	1/1/26	2,348	2,555
[2,3] Fannie Mae Pool		4.080%	2/1/29	3,064	3,341
[2,3] Fannie Mae Pool		4.150%	10/1/28–1/1/31	76,341	83,285
[2,3] Fannie Mae Pool		4.180%	11/1/30	30,631	33,350
[2,3] Fannie Mae Pool		4.190%	10/1/23	746	823
[2,3] Fannie Mae Pool		4.210%	1/1/26	1,015	1,113
[2,3] Fannie Mae Pool		4.250%	10/1/28–9/1/33	4,897	5,389
[2,3] Fannie Mae Pool		4.280%	11/1/28	5,537	6,112
[2,3] Fannie Mae Pool		4.380%	10/1/28	10,120	11,238
[2,3] Fannie Mae Pool		4.400%	8/1/28	2,286	2,540
[2,3] Fannie Mae Pool		5.000%	5/1/15–4/1/41	18,828	20,932
[2,3] Fannie Mae Pool		5.180%	2/1/26	3,057	3,543
[2,3] Fannie Mae Pool		6.000%	7/1/22	13	15
[2,3] Fannie Mae Pool		6.500%	2/1/29–7/1/44	918	1,131
[2,3] Freddie Mac Gold Pool		3.000%	8/1/29	37,544	38,925
[2,3] Freddie Mac Gold Pool		3.500%	4/1/34–9/1/34	105,369	110,147
2	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	157,790	155,001
[2,4] Ginnie Mae I Pool		3.000%	1/15/43–11/1/44	1,202,873	1,228,035
2	Ginnie Mae I Pool	3.500%	8/15/39–11/1/44	1,837,738	1,924,725
2	Ginnie Mae I Pool	3.750%	7/15/42	6,465	6,844
2	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	11,455	12,328
2	Ginnie Mae I Pool	4.000%	6/15/19–11/1/44	1,831,502	1,968,433
2	Ginnie Mae I Pool	4.500%	5/15/19–11/1/44	1,845,421	2,022,769
2	Ginnie Mae I Pool	5.000%	1/15/30–11/1/44	1,695,206	1,880,796
2	Ginnie Mae I Pool	5.500%	9/15/23–11/1/44	870,395	971,798
2	Ginnie Mae I Pool	6.000%	10/15/16–11/1/44	504,182	565,150
2	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	365,120	404,785
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	99,057	113,379
2	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	70	72
2	Ginnie Mae I Pool	7.500%	10/15/31	38,357	43,977
2	Ginnie Mae I Pool	7.750%	2/15/27	28	29
2	Ginnie Mae I Pool	8.000%	8/15/31	16,021	18,442
2	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	3,108	3,239
2	Ginnie Mae I Pool	9.000%	4/15/16–5/15/21	1,209	1,258
2	Ginnie Mae I Pool	9.250%	7/15/17	4	5
2	Ginnie Mae I Pool	9.500%	3/15/16–8/15/21	992	1,033
2	Ginnie Mae I Pool	10.000%	2/15/16–7/15/19	24	25
2	Ginnie Mae I Pool	11.000%	2/15/18	2	2
2	Ginnie Mae II Pool	2.500%	4/20/43	32,341	31,747
[2,4] Ginnie Mae II Pool		3.000%	6/20/43–11/1/44	1,045,574	1,065,377
2	Ginnie Mae II Pool	3.500%	10/20/40–11/1/44	2,887,277	3,026,445
2	Ginnie Mae II Pool	4.000%	4/20/39–12/1/44	3,501,737	3,748,369
[2,4] Ginnie Mae II Pool		4.500%	12/20/32–11/20/44	1,697,288	1,858,206
2	Ginnie Mae II Pool	5.000%	10/20/32–7/20/42	739,446	820,131
2	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	80,827	90,159
2	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	107,328	121,624
2	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	2,604	2,958
2	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	404	442
2	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	220	248
2	Ginnie Mae II Pool	8.000%	12/20/15–4/20/16	11	11
2	Ginnie Mae II Pool	8.500%	4/20/16–1/20/17	116	117
2	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	23	25
2	Ginnie Mae II Pool	10.000%	11/20/15–8/20/18	11	13
2	Ginnie Mae II Pool	11.000%	5/20/15–2/20/16	1	1
2	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	8	8
2	Ginnie Mae II Pool	11.500%	9/20/15–11/20/15	1	1

2	Ginnie Mae II Pool	12.000%	4/20/15–12/20/15	2	2
					24,408,563
Nonconventional Mortgage-Backed Securities (2.9%)
[2,3] Fannie Mae Pool		2.320%	8/1/43	27,544	28,010
[2,3] Fannie Mae Pool		2.805%	9/1/44	28,865	29,801
[2,3] Fannie Mae REMICS		3.000%	11/25/42–6/25/43	71,947	61,331
[2,3] Fannie Mae REMICS		3.500%	7/25/43	18,699	17,908
[2,3] Fannie Mae REMICS		6.000%	10/25/28–9/25/32	9,840	10,918
[2,3] Freddie Mac Non Gold Pool		2.272%	8/1/43	47,137	48,027
[2,3] Freddie Mac Non Gold Pool		2.399%	9/1/43	16,663	16,925
[2,3] Freddie Mac Non Gold Pool		2.770%	10/1/44	58,911	60,656
[2,3] Freddie Mac Non Gold Pool		2.838%	7/1/44	19,566	20,242
[2,3] Freddie Mac Non Gold Pool		2.840%	10/1/44	25,025	26,003
[2,3] Freddie Mac Non Gold Pool		2.923%	9/1/44	18,978	19,618
[2,3] Freddie Mac Non Gold Pool		2.944%	4/1/44	31,380	32,632
[2,3] Freddie Mac Non Gold Pool		3.113%	10/1/44	35,113	36,262
[2,3] Freddie Mac REMICS		3.000%	8/15/42–3/15/43	110,933	101,219
[2,3] Freddie Mac REMICS		6.000%	4/15/28–11/15/32	30,727	34,200
[1,2] Ginnie Mae REMICS		0.357%	11/20/14	7,629	7,568
2	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	43,688	37,225
2	Ginnie Mae REMICS	3.000%	3/20/40–6/20/44	49,192	45,312
2	Ginnie Mae REMICS	3.250%	8/20/44	7,176	6,393
2	Ginnie Mae REMICS	3.500%	7/20/43	23,327	23,925
2	Ginnie Mae REMICs	3.500%	9/20/44	7,703	7,049
2	Ginnie Mae REMICS	4.500%	6/20/39	8,443	9,077
2	Ginnie Mae REMICS	5.000%	6/16/37	29,892	32,281
2	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	28,621	31,446
2	Ginnie Mae REMICS	6.500%	4/20/31	2,569	2,938
					746,966
Total U.S. Government and Agency Obligations (Cost $24,923,799)					25,555,787
Temporary Cash Investments (6.9%)
Repurchase Agreements (1.3%)
	Bank of America Securities, LLC
	(Dated 10/31/14, Repurchase Value
	$23,900,000, collateralized by Federal
	Home Loan Bank. 1.75%, 12/14/2018, with
	a value of $24,382,000)	0.090%	11/3/14	23,900	23,900
	Barclays Capital Inc.
	(Dated 10/31/14, Repurchase Value
	$66,900,000, collateralized by U.S.
	Treasury Note/Bond 2.000%, 10/31/21, with
	a value of $68,238,000)	0.080%	11/3/14	66,900	66,900
	Citigroup Global Markets Inc.
	(Dated 10/31/14, Repurchase Value
	$10,600,000, collateralized by U.S.
	Treasury Note/Bond 0.375%, 10/31/16, with
	a value of $10,812,000)	0.090%	11/3/14	10,600	10,600
	Credit Suisse Securities (USA), LLC
	(Dated 10/31/14, Repurchase Value
	$11,100,000, collateralized by U.S.
	Treasury Note/Bond 1.750%, 10/31/18, with
	a value of $11,323,000)	0.090%	11/3/14	11,100	11,100

	HSBC Bank USA
	(Dated 10/31/14, Repurchase Value
	$35,600,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%,
	5/1/42-8/1/42, with a value of $36,313,000)	0.090%	11/3/14	35,600	35,600
	RBC Capital Markets LLC
	(Dated 10/31/14, Repurchase Value
	$130,001,000, collateralized by Federal
	National Mortgage Assn. 1.878%-6.000%,
	2/1/23-5/1/44, with a value of
	$132,600,000)	0.100%	11/3/14	130,000	130,000
	RBS Securities, Inc.
	(Dated 10/31/14, Repurchase Value
	$10,000,000, collateralized by U.S.
	Treasury Note/Bond 0.750%-1.500%,
	3/31/18-1/31/19, with a value of
	$10,203,000)	0.070%	11/3/14	10,000	10,000
	Societe Generale
	(Dated 10/31/14, Repurchase Value
	$31,200,000, collateralized by U.S.
	Treasury Note/Bond 1.000%-4.500%,
	2/28/17-2/15/36, with a value of
	$31,824,000)	0.080%	11/3/14	31,200	31,200
	TD Securities (USA) LLC
	(Dated 10/31/14, Repurchase Value
	$35,800,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%,
	8/1/42, Federal National Mortgage Assn.
	3.000%-5.000%, 7/1/28-7/1/44, and U.S.
	Treasury Note/Bond 1.750%, 10/31/20, with
	a value of $36,516,000)	0.100%	11/3/14	35,800	35,800

					355,100

U.S. Government and Agency Obligations (5.6%)
3	Federal Home Loan Bank Discount Notes	0.080%	11/14/14	650,000	649,987
3	Federal Home Loan Bank Discount Notes	0.033%	12/19/14	375,000	374,963
3	Freddie Mac Discount Notes	0.020%	12/2/14	450,000	449,968
					1,474,918
Total Temporary Cash Investments (Cost $1,830,043)					1,830,018
Total Investments (103.9%) (Cost $26,753,842)					27,385,805
Other Assets and Liabilities-Net (-3.9%)[5,6]					(1,027,951)
Net Assets (100%)					26,357,854
1 Adjustable-rate security.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
5 Cash of $8,546,000 has been segregated as initial margin for open futures contracts.
6 Cash of $4,050,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.

GNMA Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2014, counterparties had deposited in segregated accounts securities and cash with a value of $1,649,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its

GNMA Fund

counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	25,555,787	—
Temporary Cash Investments	—	1,830,018	—
Futures Contracts—Assets[1]	396	—	—
Futures Contracts—Liabilities[1]	(1,810)	—	—
Total	(1,414)	27,385,805	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

GNMA Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2014	2,832	621,801	2,519
10-Year U.S. Treasury Note	December 2014	3,184	402,328	(284)
5-Year U.S. Treasury Note	December 2014	(2,416)	(288,542)	(32)
30-Year U.S. Treasury Bond	December 2014	1,679	236,896	(1,016)
				1,187

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At October 31, 2014, the cost of investment securities for tax purposes was $26,760,886,000. Net unrealized appreciation of investment securities for tax purposes was $624,919,000, consisting of unrealized gains of $686,158,000 on securities that had risen in value since their purchase and $61,239,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.4%)
U.S. Government Securities (12.3%)
	United States Treasury Note/Bond	0.250%	7/15/15	343,800	344,175
	United States Treasury Note/Bond	1.750%	7/31/15	145,500	147,274
1	United States Treasury Note/Bond	0.250%	8/15/15	801,300	802,173
	United States Treasury Note/Bond	0.375%	8/31/15	231,200	231,706
	United States Treasury Note/Bond	1.250%	8/31/15	363	366
	United States Treasury Note/Bond	0.250%	9/15/15	367,100	367,500
	United States Treasury Note/Bond	0.250%	9/30/15	301,050	301,426
	United States Treasury Note/Bond	1.250%	9/30/15	713,700	720,951
	United States Treasury Note/Bond	0.250%	10/15/15	475,300	475,818
	United States Treasury Note/Bond	0.250%	10/31/15	1,033,300	1,034,426
	United States Treasury Note/Bond	0.375%	3/15/16	37,500	37,553
	United States Treasury Note/Bond	0.500%	9/30/16	6,440	6,444
	United States Treasury Note/Bond	0.375%	10/31/16	138,450	138,126
	United States Treasury Note/Bond	0.875%	11/30/16	1,000	1,007
2	United States Treasury Note/Bond	0.625%	5/31/17	55,255	55,022
3	United States Treasury Note/Bond	0.875%	8/15/17	283,500	283,500
	United States Treasury Note/Bond	0.625%	9/30/17	28,500	28,246
	United States Treasury Note/Bond	0.875%	10/15/17	1,399,670	1,397,697
	United States Treasury Note/Bond	0.750%	3/31/18	45,500	44,874
2	United States Treasury Note/Bond	1.000%	8/31/19	3,750	3,643
	United States Treasury Note/Bond	2.375%	8/15/24	22,550	22,628
					6,444,555
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	12/1/16–5/1/17	1,839	1,941
4,5	Fannie Mae Pool	6.500%	9/1/16	1,285	1,336
4,5	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	1,025	1,063
					4,340
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,6Fannie Mae Pool		2.125%	12/1/32	532	547
4,5,6Fannie Mae Pool		2.250%	9/1/32–6/1/33	4,518	4,738
4,5,6Fannie Mae Pool		2.285%	8/1/33	5,348	5,589
4,5,6Fannie Mae Pool		2.310%	7/1/32	559	599
4,5,6Fannie Mae Pool		2.335%	5/1/33	3,447	3,681
4,5,6Fannie Mae Pool		2.340%	9/1/32	28	30
4,5,6Fannie Mae Pool		2.358%	2/1/37	1,736	1,853
4,5,6Fannie Mae Pool		2.385%	8/1/37	676	730
4,5,6Fannie Mae Pool		2.425%	7/1/33	4,109	4,249
4,5,6Fannie Mae Pool		2.437%	5/1/33	733	787
4,5,6Freddie Mac Non Gold Pool		2.250%	8/1/37	2,775	3,015
4,5,6Freddie Mac Non Gold Pool		2.375%	8/1/32	2,009	2,121
4,5,6Freddie Mac Non Gold Pool		2.379%	9/1/32	265	291
4,5,6Freddie Mac Non Gold Pool		2.393%	9/1/32	1,008	1,037
4,5,6Freddie Mac Non Gold Pool		2.461%	8/1/33	1,128	1,207
4,5,6Freddie Mac Non Gold Pool		2.576%	10/1/32	640	685

4,5,6Freddie Mac Non Gold Pool		2.586%	1/1/33–2/1/33	919	982
					32,141
Total U.S. Government and Agency Obligations (Cost $6,482,475)					6,481,036
Asset-Backed/Commercial Mortgage-Backed Securities (17.5%)
4	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	7,135	7,145
4	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	24,150	24,195
4,7	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	15,500	15,745
4,6	Ally Master Owner Trust Series 2010-4	1.223%	8/15/17	58,280	58,606
4,6,7Ally Master Owner Trust Series 2010-4		1.703%	8/15/17	39,172	39,416
4,6,7Ally Master Owner Trust Series 2010-4		2.103%	8/15/17	29,770	30,019
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	90,765	90,685
4,6	Ally Master Owner Trust Series 2014-1	0.623%	1/15/19	15,000	14,999
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	16,000	16,023
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	11,330	11,340
4,6	American Express Credit Account Secured
	Note Trust 2008-2	1.413%	9/15/20	32,430	33,423
4,6	American Express Credit Account Secured
	Note Trust 2012-4	0.703%	5/15/20	27,755	27,885
4,6	American Express Issuance Trust II 2013-1	0.433%	2/15/19	131,000	130,720
4,6,7American Homes 4 Rent 2014-SFR1		1.250%	6/17/31	5,161	5,120
4,6,7American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	4,420	4,297
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	13,470	13,646
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,406
4,7	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	16,990	18,593
4,7	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	11,185	13,045
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	3,200	3,201
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	14,600	14,568
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	16,100	16,316
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,886
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	3,460	3,529
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,780
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	6,375	6,395
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/8/19	7,170	7,220
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	4,900	4,876
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	9,220	9,043
4,7	Applebees/IHOP Funding LLC 2014-1	4.277%	9/5/44	10,140	10,109
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	10,960	11,018
4,6,7Arran Residential Mortgages Funding 2011-1
	plc	1.682%	11/19/47	20,780	20,970
4,7	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	13,300	14,061
4,6	BA Credit Card Trust 2007-A4	0.193%	11/15/19	36,370	36,146
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,873
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	23,974	25,624

4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	44,684	47,889
4	Banc of America Commercial Mortgage Trust
	2007-2	5.561%	4/10/49	34,127	37,061
4	Banc of America Commercial Mortgage Trust
	2008-1	6.200%	2/10/51	58,962	66,160
4	Banc of America Commercial Mortgage Trust
	2008-1	6.244%	2/10/51	6,835	7,644
4,8	Banc of America Funding 2006-H Trust	2.760%	9/20/46	25,473	20,787
4	Banc of America Mortgage 2003-F Trust	2.649%	7/25/33	1,377	1,354
4	Bank of America Mortgage 2002-J Trust	3.576%	9/25/32	20	20
4,6,7Bank of America Student Loan Trust 2010-1A		1.034%	2/25/43	29,568	29,646
4,7	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	14,115	14,362
4,8	Bear Stearns ARM Trust 2006-4	2.481%	10/25/36	35,499	29,185
4,8	Bear Stearns ARM Trust 2007-3	2.933%	5/25/47	26,260	22,132
4	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	13,370	13,781
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	22,812	24,362
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.707%	6/11/40	21,611	23,735
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	104,419	114,888
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	41,658	46,018
4,6,7BMW Floorplan Master Owner Trust 2012-1A		0.553%	9/15/17	27,557	27,611
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	0.434%	6/25/26	15,150	14,687
4,6	Brazos Higher Education Authority Inc. Series
	2010-1	1.138%	5/25/29	29,487	29,414
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.038%	2/25/30	40,939	41,245
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	7,440	7,448
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	13,551	13,620
4	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	18,000	17,985
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	5,600	5,578
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	5,420	5,404
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	13,400	13,841
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	22,475	22,490
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	15,230	15,303
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	13,625	13,844
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	11,935	12,117
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	12,200	12,267
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	6,200	6,249
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	4,900	4,971
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	4,100	4,190
4,6	Capital One Multi-asset Execution Trust 2007-
	A5	0.193%	7/15/20	33,485	33,221
4,6	Capital One Multi-Asset Execution Trust 2014-
	A3	0.533%	1/18/22	35,000	34,951
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	5,940	5,997
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	3,630	3,687
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	2,530	2,527
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	4,730	4,723
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	21,400	21,443
4,7	CFCRE Commercial Mortgage Trust 2011-C1	5.543%	4/15/44	3,100	3,506

4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.559%	12/15/47	14,930	17,314
4,6	Chase Issuance Trust 2007-C1	0.613%	4/15/19	30,600	30,441
4,6	Chase Issuance Trust 2012-A10	0.413%	12/16/19	117,000	116,696
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.434%	11/19/33	1,713	1,641
4,8	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.466%	3/20/36	15,439	13,262
4,8	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.605%	2/25/47	17,322	13,891
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	3,985	4,032
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	4,785	4,849
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	5,185	5,284
4,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	10,230	10,288
4,7	CIT Equipment Collateral 2013-VT1	1.130%	7/20/20	13,700	13,752
4,6	Citibank Credit Card Issuance Trust 2005-C2	0.623%	3/24/17	4,380	4,376
4,6	Citibank Credit Card Issuance Trust 2008-A7	1.532%	5/20/20	61,200	63,469
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	16,000	16,413
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	80,045	80,621
4,7	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	67,557	67,645
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,980	6,008
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,161
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	4,885	4,920
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,100	6,101
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	33,878	35,387
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,738
4,6,7Citigroup Commercial Mortgage Trust 2014-
	388G	0.904%	6/15/33	18,500	18,555
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	6,190	6,425
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	18,240	19,155
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	6,830	7,013
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	10,396	10,674
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	3,754	3,864
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.454%	7/10/47	6,380	6,506
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	27,540	28,399
4,8	Citigroup Mortgage Loan Trust 2007-AR8	2.681%	7/25/37	1,417	1,335
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	23,167	23,661
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	22,252	21,858
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	23,386	25,276
4,6,7Colony American Homes 2014-1		1.400%	5/17/31	12,876	12,890

4,6,7Colony American Homes 2014-1		1.600%	5/17/31	15,645	15,467
4,6,7Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.504%	7/17/31	12,950	12,843
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	61,186	65,712
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	36,200	38,685
4	COMM 2007-C9 Mortgage Trust	5.796%	12/10/49	25,210	27,762
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	2,960
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,265
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	7,520	7,455
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,825	10,723
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,592
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	13,320	14,157
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	36,370	39,385
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,343
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	31,601	33,675
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	25,210	27,169
4	COMM 2013-CCRE13 Mortgage Trust	4.756%	12/10/23	4,517	4,935
4	COMM 2013-CCRE13 Mortgage Trust	4.756%	12/10/23	8,240	8,750
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	22,465	23,268
4	COMM 2013-CCRE9 Mortgage Trust	4.236%	7/10/45	24,875	27,029
4,7	COMM 2013-CCRE9 Mortgage Trust	4.260%	7/10/45	11,250	12,053
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	20,750	21,545
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	9,520	10,131
4,7	COMM 2013-CR9 Mortgage Trust	4.260%	7/10/45	8,250	8,443
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	32,400	33,674
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,341
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	11,725	12,650
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	20,160
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,061
4,7	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	5,490	5,441
4,7	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	40,850	42,169
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	7,670	8,004
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	5,375	5,671
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	10,110	10,937
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	16,800	17,344
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	8,590	9,155
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,457
4	COMM 2014-CCRE15 Mortgage Trust	4.718%	2/10/47	8,250	9,039
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	25,860	27,306
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	27,380	28,778
4	COMM 2014-CR17 Mortgage Trust	4.736%	5/10/47	4,250	4,431
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	10,600	11,002
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	12,350	12,899
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,155
4	Commercial Mortgage Trust 2006-GG7	5.819%	7/10/38	33,464	35,453
7	Commonwealth Bank of Australia	1.875%	12/11/18	30,550	30,407
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.806%	6/15/38	18,994	20,066
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	19,021	20,290
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	5.973%	2/15/41	35,693	39,887
4,7	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	14,013	14,018
4,6	Discover Card Execution Note Trust 2012-A4	0.523%	11/15/19	52,825	52,994
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	114,300	112,559
4,6	Discover Card Execution Note Trust 2013-A1	0.453%	8/17/20	74,900	74,893
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	50,450	50,787

4,7	Enterprise Fleet Financing LLC Series 2011-2	1.900%	10/20/16	2,684	2,687
4,7	Enterprise Fleet Financing LLC Series 2011-3	2.100%	5/20/17	9,688	9,700
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	11,107	11,127
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	10,300	10,321
4,8	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.040%	11/25/36	13,126	10,951
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.569%	1/25/37	27,138	21,667
4,7	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	10,050	10,070
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	18,050	18,078
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	13,780	13,790
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	22,730	22,862
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	4,900	4,910
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	12,400	12,392
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	12,800	12,756
4,7	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	28,090	28,245
4,7	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	6,440	6,559
4,7	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	32,410	32,490
4,7	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	5,760	5,780
4,7	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	21,000	21,151
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	26,800	27,247
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	117,285	117,215
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,200	7,192
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,650	8,706
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	25,699	25,722
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	9,660	9,681
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	7,529	7,563
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,197
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,601
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,657
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	10,300	10,303
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	4,500	4,499
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.653%	2/15/21	9,200	9,233
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	68,525	68,565
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	5,452	5,412
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	28,448	28,564
4,6	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.153%	5/15/19	50,270	50,434
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	72,181
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	90,140	89,778

4,6	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.907%	4/22/19	48,100	48,509
4,6	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.597%	10/20/17	25,000	24,994
4,7	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	8,000	7,971
4	GMACM Mortgage Loan Trust 2005-AR6	2.873%	11/19/35	5,127	4,878
4,7	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	83,300	84,475
4,6,7Golden Credit Card Trust 2012-3A		0.603%	7/17/17	36,795	36,850
4,6,7Golden Credit Card Trust 2013-1A		0.403%	2/15/18	19,600	19,602
4,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	20,500	21,130
4,6	Granite Master Issuer plc Series 2007-1	0.297%	12/20/54	4,970	4,931
4,6	Granite Master Issuer plc Series 2007-2	0.233%	12/17/54	1,669	1,655
4,7	Great America Leasing Receivables 2011-1	2.340%	4/15/16	2,307	2,310
4,7	Great America Leasing Receivables 2013-1	1.160%	5/15/18	11,500	11,421
4,7	GS Mortgage Securities Trust 2010-C2	5.223%	12/10/43	3,530	3,868
4,7	GS Mortgage Securities Trust 2011-GC3	5.537%	3/10/44	2,280	2,549
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	25,305	26,266
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	27,725	27,470
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,111
4	GS Mortgage Securities Trust 2013-GC13	4.038%	7/10/46	22,170	23,877
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	16,420	16,432
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,383
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	22,530	23,406
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,661
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,000	53,050
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	40,940	43,069
4	GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	9,410	9,825
4	GS Mortgage Securities Trust 2014-GC24	4.528%	9/10/47	13,616	13,898
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	18,350	18,319
4,7	Hertz Vehicle Financing LLC 2009-2A	5.290%	3/25/16	12,708	12,842
4,7	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	52,150	53,744
4,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	41,500	43,266
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	80,200	79,707
4,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	15,740	15,757
4,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	16,365	16,442
4,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	7,365	7,556
4,7	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	8,900	8,952
4,7	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	10,200	10,222
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	8,100	8,178
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	5,840	5,787
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	9,850	9,919
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,582
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,595
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,350	8,355
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,715
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	10,050	10,025
4,6,7Hyundai Floorplan Master Owner Trust Series
	2013-1	0.503%	5/15/18	20,000	20,005
4,6,7Hyundai Floorplan Master Owner Trust Series
	2013-1	0.803%	5/15/18	8,950	8,916
4,7	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	17,076	17,124
6	Illinois Student Assistance Commission Series
	2010-1	1.284%	4/25/22	21,047	21,196
4,6,7Invitation Homes 2014-SFR1 Trust		1.654%	6/17/31	24,640	24,218
4,6,7Invitation Homes 2014-SFR2 Trust		1.253%	9/17/31	11,731	11,676

4,6,7Invitation Homes 2014-SFR2 Trust		1.753%	9/17/31	9,080	8,913
4,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	14,450	14,393
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	28,596	30,144
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.863%	4/15/45	35,689	38,005
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	4,861	5,284
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	44,124	48,557
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	39,346	42,673
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP11	5.771%	6/15/49	738	734
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	32,007	35,196
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	7,119
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	2,300	2,470
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	3,300	3,478
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,140	3,368
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.508%	11/15/43	6,225	6,873
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.508%	11/15/43	7,100	7,828
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	17,600	19,036
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	26,091	28,940
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,220
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.323%	8/15/46	4,100	4,705
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	18,490	19,254
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	13,145	13,009
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,092
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	29,021
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	5,873
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	39,567
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	14,110	15,017
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,630	10,106
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	9,700	10,428
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,798

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.944%	12/15/46	21,150	23,086
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.009%	12/15/46	9,770	10,361
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	4,885	4,902
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	11,321	11,190
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,080	17,759
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.026%	7/15/45	7,520	7,924
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	16,407	17,049
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	17,400	18,422
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	24,290	25,190
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	4,050	4,252
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	29,172
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	19,305
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.081%	11/15/45	13,360	14,680
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	19,170	20,656
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	18,600	19,834
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	13,902
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.809%	2/15/47	13,200	14,335
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.809%	2/15/47	5,850	6,081
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	8,370	8,664
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	10,310	10,608
6	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.753%	9/1/28	13,093	13,054
4,6,7Kildare Securities Ltd. 2007-1A		0.354%	12/10/43	5,598	5,559
4,7	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	18,640	19,008
4,6,7Lanark Master Issuer plc 2012-2A		1.635%	12/22/54	26,061	26,362
4,6,7Lanark Master Issuer plc 2013-1A		0.735%	12/22/54	16,375	16,394
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	56,079	59,029
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	21,108	22,548
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	9,765	10,495
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	29,245	31,567
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	27,234	30,213
4,7	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	13,247	13,268
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	13,195
4,7	Master Credit Card Trust 2012-2A	1.970%	4/21/17	4,000	4,027
4,7	Master Credit Card Trust 2013-3A	2.280%	1/22/18	4,319	4,321

4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.256%	4/25/34	1,950	1,816
4,6	MBNA Credit Card Master Note Trust 2004-
	A3	0.413%	8/16/21	89,145	88,591
4,7	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	51,700	51,774
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.831%	2/25/33	2,859	2,665
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.582%	7/25/33	835	851
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	11,724	12,531
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	11,007	12,124
4,7	MIRAMAX LLC 2014-1A	3.340%	7/20/26	4,830	4,832
4	ML-CFC Commercial Mortgage Trust 2006-2	5.870%	6/12/46	8,156	8,701
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	7,752	7,755
4,7	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	7,275	7,334
4,7	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	23,824	24,100
4,7	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	27,800	28,840
4,7	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	13,800	13,979
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,300	21,636
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,080
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,700	5,637
4,7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	21,775	21,307
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.082%	7/15/46	24,600	26,424
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	22,200	23,128
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.217%	8/15/46	45,116	48,800
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	8,080	8,589
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,335
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	2,932
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	22,100	22,056
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	17,590
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	18,755
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	27,350	28,565
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	9,540	9,983
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.325%	6/15/47	12,300	12,826
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.758%	6/15/47	12,300	12,762
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	19,580	20,295
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	5,340	5,549

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	11,150	11,716
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	52,352	55,883
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	17,696	18,986
4	Morgan Stanley Capital I Trust 2007-IQ15	5.908%	6/11/49	36,556	40,264
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	57,616	63,095
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	3,143	3,205
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,604
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,045	17,061
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/24	21,265	22,213
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	10,690	10,939
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.179%	6/25/36	12,867	11,450
4,7	Motor 2012 plc	1.286%	2/25/20	1,845	1,845
4,6	Navient Student Loan Trust 2014-1	0.902%	2/25/39	5,940	5,911
4,6,7Navistar Financial Dealer Note Master Owner
	Trust Series 2013-1	0.822%	1/25/18	28,900	28,899
4,6	New Mexico Educational Assistance
	Foundation 2013-1	0.853%	1/2/25	26,544	26,595
4,6	Nissan Master Owner Trust Receivables
	Series 2013-A	0.453%	2/15/18	39,200	39,102
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	24,250	24,334
6	North Carolina State Education Assistance
	Authority 2011-1	1.134%	1/26/26	29,585	29,680
4,6	North Carolina State Education Assistance
	Authority 2011-2	1.034%	7/25/25	5,420	5,446
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	11,172
4,6,7PFS Financing Corp. 2014-AA		0.753%	2/15/19	8,300	8,266
4,7	Rental Car Finance Corp. 2011-1A	2.510%	2/25/16	58,400	58,611
4,6,7Resimac MBS Trust 2014-1A		0.935%	12/12/45	20,174	20,237
4,8	RFMSI Series 2006-SA2 Trust	3.518%	8/25/36	25,600	22,882
4,8	RFMSI Series 2006-SA3 Trust	3.623%	9/25/36	9,179	7,369
4	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	4,810	4,830
4	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	6,000	6,018
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	24,200	24,420
4	Santander Drive Auto Receivables Trust
	2013-4	1.590%	10/15/18	12,155	12,126
4	Santander Drive Auto Receivables Trust
	2013-4	2.360%	4/15/20	11,345	11,481
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	19,985	20,038
4	Santander Drive Auto Receivables Trust
	2013-5	2.250%	6/17/19	12,790	12,932
4,6,7Silver Bay Realty 2014-1 Trust		1.154%	9/17/31	11,034	10,982
4,6,7Silver Bay Realty 2014-1 Trust		1.604%	9/17/31	6,600	6,530
4,6	SLM Student Loan Trust 2005-5	0.334%	4/25/25	49,599	49,182
4,6	SLM Student Loan Trust 2005-9	0.354%	1/27/25	22,775	22,663
4,6	SLM Student Loan Trust 2006-5	0.344%	1/25/27	24,500	24,086
4,6	SLM Student Loan Trust 2006-6	0.344%	10/27/25	36,300	35,633
4,6	SLM Student Loan Trust 2007-1	0.324%	1/26/26	66,950	65,400
4,6,7SLM Student Loan Trust 2011-A		1.153%	10/15/24	9,526	9,601
4,7	SLM Student Loan Trust 2011-A	4.370%	4/17/28	12,200	13,044
4,7	SLM Student Loan Trust 2011-B	3.740%	2/15/29	60,000	63,142
4,6,7SLM Student Loan Trust 2011-C		1.553%	12/15/23	10,027	10,071

4,7	SLM Student Loan Trust 2011-C	4.540%	10/17/44	22,200	23,945
4,6	SLM Student Loan Trust 2012-6	0.432%	9/25/19	30,526	30,421
4,6,7SLM Student Loan Trust 2012-B		1.253%	12/15/21	4,027	4,040
4,7	SLM Student Loan Trust 2012-B	3.480%	10/15/30	15,200	15,767
4,6,7SLM Student Loan Trust 2012-E		0.903%	10/16/23	14,869	14,891
4,6,7SLM Student Loan Trust 2013-1		1.203%	5/17/27	24,000	24,088
4,7	SLM Student Loan Trust 2013-1	2.500%	3/15/47	8,000	7,715
4,6	SLM Student Loan Trust 2013-6	0.802%	6/26/28	19,400	19,634
4,7	SLM Student Loan Trust 2013-B	1.850%	6/17/30	14,750	14,596
4,7	SLM Student Loan Trust 2013-B	3.000%	5/16/44	14,700	14,478
4,7	SLM Student Loan Trust 2013-C	3.500%	6/15/44	5,860	5,909
4,6	SLM Student Loan Trust 2014-1	0.752%	2/26/29	10,900	10,900
4,7	SLM Student Loan Trust 2014-A	2.590%	1/15/26	4,500	4,578
4,7	SLM Student Loan Trust 2014-A	3.500%	11/15/44	4,100	4,045
4,7	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	16,749	16,870
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	23,097	23,099
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	9,100	9,092
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	18,500	18,408
4,7	Sonic Capital LLC 2011-1A	5.438%	5/20/41	13,441	14,280
4,6	South Carolina Student Loan Corp. Revenue
	2010-1	1.233%	7/25/25	27,051	27,292
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	11,250	11,108
4,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	24,490	24,089
4,7	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	4,000	4,000
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	22,300	22,967
4,6,7Trade Maps_2013-1A		0.852%	12/10/18	29,820	29,856
4,6,7Trade Maps_2013-1A		1.402%	12/10/18	5,640	5,635
4,6,7Trade Maps_2013-1A		2.402%	12/10/18	3,095	3,123
4,6,7Trafigura Securitisation Finance plc
	TRFIG_14-1A	1.103%	10/15/21	20,770	20,770
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,331
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	24,595	25,015
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	8,915	8,794
4,7	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	10,700	10,642
4,7	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,699
4,7	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	3,270	3,445
4,7	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	2,450	2,540
4,7	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	39,800	39,854
4,7	Volvo Financial Equipment LLC Series 2012-1	2.380%	9/16/19	5,400	5,459
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	7,866	8,312
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	38,096	40,831
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	43,649	46,701
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	36,234	38,916
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	5.941%	2/15/51	34,048	36,785
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.504%	1/25/33	254	255
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.300%	8/25/33	1,517	1,521
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.407%	9/25/33	2,144	2,188

4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	29,967	29,854
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,684
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	8,075	8,641
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	15,585	16,836
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.302%	7/15/46	4,906	5,269
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	17,100	17,741
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	43,100	44,916
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	7,100	7,370
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	12,250	12,783
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	6,830	6,959
4,8	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.620%	10/25/36	22,724	21,011
7	Westpac Banking Corp.	1.850%	11/26/18	27,865	27,871
4,7	WFLD Mortgage Trust_13-MONT	3.755%	8/10/31	6,520	6,713
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,545	12,581
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	8,855	8,739
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,630	11,983
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,338
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,400	4,412
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	17,145	16,981
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,899
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,225
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	7,986	8,263
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	23,605
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	16,020
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,652
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,387
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	8,940	9,309
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	7,046
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	25,260	27,165
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.673%	12/15/46	5,775	6,233
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	17,254	18,427
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	21,500	22,504

4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	16,700	17,676
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.510%	5/15/47	4,500	4,575
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	14,490	14,962
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	7,304
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.213%	8/15/47	3,115	3,211
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	12,174
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	4,980	5,238
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	2,100	2,187
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	22,500	23,771
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	19,000	18,916
4,6,7World Omni Master Owner Trust 2013-1		0.503%	2/15/18	18,000	17,989
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,109,760)					9,155,419
Corporate Bonds (57.5%)
Finance (26.1%)
	Banking (20.9%)
	Abbey National Treasury Services plc	4.000%	4/27/16	35,320	36,949
	Abbey National Treasury Services plc	1.375%	3/13/17	53,350	53,475
9	Abbey National Treasury Services plc	1.750%	1/15/18	15,842	20,552
	Abbey National Treasury Services plc	3.050%	8/23/18	45,920	47,736
	Abbey National Treasury Services plc	2.350%	9/10/19	24,255	24,140
7	ABN AMRO Bank NV	2.500%	10/30/18	22,475	22,762
	American Express Centurion Bank	6.000%	9/13/17	64,650	72,551
	American Express Co.	6.150%	8/28/17	19,963	22,497
	American Express Co.	7.000%	3/19/18	22,315	26,007
	American Express Credit Corp.	2.750%	9/15/15	55,697	56,788
	American Express Credit Corp.	2.800%	9/19/16	56,170	58,129
	American Express Credit Corp.	2.375%	3/24/17	31,210	32,015
	American Express Credit Corp.	1.550%	9/22/17	11,440	11,474
	American Express Credit Corp.	2.125%	3/18/19	24,425	24,409
	American Express Credit Corp.	2.250%	8/15/19	37,090	37,106
	Amsouth Bank	5.200%	4/1/15	9,770	9,935
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	19,500	19,567
7	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	28,325	29,269
	Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	19,050	19,053
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	54,192	54,827
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	16,600	16,400
7	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	36,815	37,675
7	Banco Votorantim SA	5.250%	2/11/16	11,720	12,166
	Bank of America Corp.	5.000%	1/15/15	28,828	29,076
	Bank of America Corp.	4.500%	4/1/15	69,150	70,238
	Bank of America Corp.	3.700%	9/1/15	5,960	6,101
	Bank of America Corp.	1.500%	10/9/15	24,365	24,537
	Bank of America Corp.	3.625%	3/17/16	32,105	33,243
	Bank of America Corp.	6.050%	5/16/16	33,472	35,822
	Bank of America Corp.	3.750%	7/12/16	52,578	54,838
	Bank of America Corp.	6.500%	8/1/16	81,273	88,622
	Bank of America Corp.	5.420%	3/15/17	21,197	22,950

Bank of America Corp.	5.700%	5/2/17	6,525	7,097
Bank of America Corp.	6.400%	8/28/17	14,597	16,421
Bank of America Corp.	6.000%	9/1/17	43,472	48,367
Bank of America Corp.	5.750%	12/1/17	30,785	34,243
Bank of America Corp.	2.000%	1/11/18	23,970	24,028
Bank of America Corp.	6.875%	4/25/18	31,909	36,857
Bank of America Corp.	5.650%	5/1/18	21,900	24,447
Bank of America Corp.	2.600%	1/15/19	61,664	62,176
Bank of America NA	1.125%	11/14/16	63,100	63,072
Bank of America NA	1.250%	2/14/17	19,100	19,094
Bank of America NA	5.300%	3/15/17	9,760	10,583
Bank of America NA	6.100%	6/15/17	6,429	7,132
Bank of Montreal	2.500%	1/11/17	18,545	19,106
Bank of Montreal	1.300%	7/14/17	19,000	19,003
Bank of Montreal	1.400%	9/11/17	25,675	25,722
Bank of Montreal	1.450%	4/9/18	18,365	18,134
Bank of New York Mellon Corp.	4.950%	3/15/15	41,945	42,629
Bank of New York Mellon Corp.	2.300%	7/28/16	28,134	28,889
Bank of New York Mellon Corp.	2.400%	1/17/17	28,950	29,795
Bank of New York Mellon Corp.	1.969%	6/20/17	8,100	8,256
Bank of New York Mellon Corp.	2.200%	5/15/19	43,940	44,071
Bank of New York Mellon Corp.	2.300%	9/11/19	29,290	29,370
Bank of Nova Scotia	2.050%	10/7/15	14,680	14,903
Bank of Nova Scotia	0.750%	10/9/15	29,360	29,459
Bank of Nova Scotia	2.900%	3/29/16	44,024	45,341
Bank of Nova Scotia	1.375%	7/15/16	39,040	39,432
Bank of Nova Scotia	2.550%	1/12/17	90,145	93,072
Bank of Nova Scotia	1.300%	7/21/17	21,216	21,208
Bank of Nova Scotia	1.375%	12/18/17	31,425	31,378
Bank of Nova Scotia	1.450%	4/25/18	31,490	31,231
Bank of Nova Scotia	2.050%	10/30/18	68,761	69,012
Bank of Nova Scotia	2.050%	6/5/19	22,500	22,388
7 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	11,750	11,714
Bank One Corp.	4.900%	4/30/15	14,615	14,914
Barclays Bank plc	2.750%	2/23/15	24,275	24,442
Barclays Bank plc	5.000%	9/22/16	15,695	16,830
Barclays Bank plc	2.500%	2/20/19	76,340	76,945
Barclays Bank plc	6.750%	5/22/19	27,855	33,079
BB&T Corp.	5.200%	12/23/15	21,527	22,559
BB&T Corp.	3.200%	3/15/16	44,240	45,670
BB&T Corp.	2.150%	3/22/17	59,751	60,904
BB&T Corp.	4.900%	6/30/17	9,750	10,603
BB&T Corp.	1.600%	8/15/17	6,820	6,843
BB&T Corp.	2.050%	6/19/18	18,058	18,184
Bear Stearns Cos. LLC	5.300%	10/30/15	22,345	23,374
Bear Stearns Cos. LLC	5.550%	1/22/17	24,450	26,607
Bear Stearns Cos. LLC	6.400%	10/2/17	38,090	43,052
Bear Stearns Cos. LLC	7.250%	2/1/18	21,551	25,066
BNP Paribas SA	3.600%	2/23/16	84,830	87,734
BNP Paribas SA	1.375%	3/17/17	46,900	46,847
BNP Paribas SA	2.375%	9/14/17	60,675	62,029
BNP Paribas SA	2.700%	8/20/18	81,731	83,465
BNP Paribas SA	2.400%	12/12/18	12,665	12,747
BNY Mellon NA	4.750%	12/15/14	22,530	22,639
BPCE SA	2.500%	12/10/18	77,220	77,866
BPCE SA	2.500%	7/15/19	34,614	34,713
Branch Banking & Trust Co.	5.625%	9/15/16	9,510	10,284

	Branch Banking & Trust Co.	1.000%	4/3/17	25,400	25,266
	Branch Banking & Trust Co.	1.350%	10/1/17	29,280	29,269
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	27,065	26,980
	Capital One Bank USA NA	1.150%	11/21/16	11,720	11,704
	Capital One Bank USA NA	1.200%	2/13/17	8,750	8,716
	Capital One Bank USA NA	2.150%	11/21/18	14,650	14,644
	Capital One Bank USA NA	2.250%	2/13/19	24,420	24,340
	Capital One Bank USA NA	2.300%	6/5/19	32,965	32,751
	Capital One Financial Corp.	2.150%	3/23/15	19,500	19,620
	Capital One Financial Corp.	6.150%	9/1/16	4,335	4,717
	Capital One Financial Corp.	2.450%	4/24/19	12,255	12,239
	Capital One NA	1.500%	9/5/17	17,570	17,505
	Capital One NA	1.500%	3/22/18	60,395	59,548
	Capital One NA	2.400%	9/5/19	16,790	16,706
	Citigroup Inc.	6.010%	1/15/15	18,183	18,383
	Citigroup Inc.	4.700%	5/29/15	18,762	19,190
	Citigroup Inc.	4.587%	12/15/15	12,700	13,278
	Citigroup Inc.	1.250%	1/15/16	3,967	3,984
	Citigroup Inc.	1.300%	4/1/16	13,670	13,733
	Citigroup Inc.	3.953%	6/15/16	108,110	113,027
	Citigroup Inc.	5.850%	8/2/16	17,190	18,570
	Citigroup Inc.	4.450%	1/10/17	51,505	54,828
	Citigroup Inc.	1.350%	3/10/17	7,940	7,927
	Citigroup Inc.	1.550%	8/14/17	4,100	4,094
	Citigroup Inc.	6.125%	11/21/17	53,745	60,442
	Citigroup Inc.	1.750%	5/1/18	43,656	43,246
	Citigroup Inc.	2.500%	9/26/18	61,030	61,708
	Citigroup Inc.	2.550%	4/8/19	59,260	59,754
	Citigroup Inc.	2.500%	7/29/19	42,540	42,614
4,7,10 Colonial BancGroup Inc.		7.114%	5/29/49	25,100	3
	Comerica Bank	5.750%	11/21/16	17,000	18,584
	Comerica Bank	5.200%	8/22/17	6,825	7,486
	Comerica Inc.	2.125%	5/23/19	14,650	14,615
	Commonwealth Bank of Australia	1.250%	9/18/15	33,150	33,384
7	Commonwealth Bank of Australia	3.250%	3/17/16	30,600	31,658
	Commonwealth Bank of Australia	1.125%	3/13/17	9,750	9,750
	Commonwealth Bank of Australia	1.400%	9/8/17	53,400	53,365
	Commonwealth Bank of Australia	1.900%	9/18/17	19,280	19,499
	Commonwealth Bank of Australia	2.500%	9/20/18	56,150	57,372
	Commonwealth Bank of Australia	2.250%	3/13/19	65,140	65,640
7	Commonwealth Bank of Australia	2.000%	6/18/19	19,400	19,388
	Commonwealth Bank of Australia	2.300%	9/6/19	34,200	34,239
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	89,403	93,875
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	76,230	77,101
9	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.750%	11/9/20	19,526	27,211
	Countrywide Financial Corp.	6.250%	5/15/16	37,914	40,745
	Credit Suisse	3.500%	3/23/15	42,440	42,931
	Credit Suisse	1.375%	5/26/17	83,455	83,249
	Credit Suisse	2.300%	5/28/19	60,440	60,205
	Credit Suisse	4.375%	8/5/20	9,230	10,094
	Credit Suisse USA Inc.	4.875%	1/15/15	17,953	18,109
	Credit Suisse USA Inc.	5.125%	8/15/15	45,875	47,510
	Credit Suisse USA Inc.	5.375%	3/2/16	16,725	17,730
7	Danske Bank A/S	3.875%	4/14/16	34,300	35,701

	Deutsche Bank AG	3.250%	1/11/16	38,861	40,006
	Deutsche Bank AG	1.400%	2/13/17	29,920	29,904
	Deutsche Bank AG	6.000%	9/1/17	97,907	109,735
	Deutsche Bank AG	2.500%	2/13/19	68,345	68,996
	Deutsche Bank Financial LLC	5.375%	3/2/15	13,539	13,732
	Fifth Third Bank	0.900%	2/26/16	24,395	24,450
	Fifth Third Bank	1.450%	2/28/18	24,470	24,227
	First Horizon National Corp.	5.375%	12/15/15	31,966	33,395
	First Republic Bank	2.375%	6/17/19	34,175	34,330
	Goldman Sachs Group Inc.	5.125%	1/15/15	43,833	44,225
	Goldman Sachs Group Inc.	3.300%	5/3/15	5,339	5,410
	Goldman Sachs Group Inc.	3.700%	8/1/15	50,131	51,212
	Goldman Sachs Group Inc.	5.350%	1/15/16	43,537	45,829
	Goldman Sachs Group Inc.	3.625%	2/7/16	5,049	5,207
	Goldman Sachs Group Inc.	5.625%	1/15/17	37,115	40,269
11	Goldman Sachs Group Inc.	6.125%	5/14/17	27,634	47,988
	Goldman Sachs Group Inc.	6.250%	9/1/17	73,915	82,765
	Goldman Sachs Group Inc.	5.950%	1/18/18	98,540	110,325
	Goldman Sachs Group Inc.	2.375%	1/22/18	26,280	26,487
	Goldman Sachs Group Inc.	6.150%	4/1/18	70,126	79,066
	Goldman Sachs Group Inc.	2.900%	7/19/18	14,650	14,986
	Goldman Sachs Group Inc.	2.625%	1/31/19	128,710	129,650
	Goldman Sachs Group Inc.	2.550%	10/23/19	17,420	17,307
7	HSBC Bank plc	1.500%	5/15/18	17,965	17,770
	HSBC Bank USA NA	6.000%	8/9/17	10,110	11,259
9	HSBC Holdings plc	6.000%	6/10/19	13,111	19,814
4	HSBC Holdings plc	6.375%	12/29/49	21,210	21,634
	HSBC USA Inc.	2.375%	2/13/15	95,532	96,043
	HSBC USA Inc.	1.625%	1/16/18	64,365	64,254
	HSBC USA Inc.	2.625%	9/24/18	32,245	33,165
	HSBC USA Inc.	2.250%	6/23/19	29,545	29,635
	HSBC USA Inc.	5.000%	9/27/20	7,815	8,565
	Huntington Bancshares Inc.	2.600%	8/2/18	43,955	44,614
	Huntington National Bank	1.375%	4/24/17	25,400	25,309
7	ING Bank NV	2.500%	10/1/19	23,115	23,259
	Intesa Sanpaolo SPA	3.125%	1/15/16	59,065	60,321
	Intesa Sanpaolo SPA	2.375%	1/13/17	71,950	72,797
	Intesa Sanpaolo SPA	3.875%	1/16/18	55,390	57,829
	Intesa Sanpaolo SPA	3.875%	1/15/19	27,400	28,486
	JPMorgan Chase & Co.	4.750%	3/1/15	24,510	24,856
	JPMorgan Chase & Co.	1.875%	3/20/15	18,110	18,194
	JPMorgan Chase & Co.	3.400%	6/24/15	29,295	29,829
	JPMorgan Chase & Co.	5.150%	10/1/15	9,850	10,234
	JPMorgan Chase & Co.	1.100%	10/15/15	35,298	35,461
	JPMorgan Chase & Co.	2.600%	1/15/16	38,787	39,626
	JPMorgan Chase & Co.	1.125%	2/26/16	4,490	4,502
	JPMorgan Chase & Co.	3.450%	3/1/16	99,020	102,241
	JPMorgan Chase & Co.	3.150%	7/5/16	49,806	51,515
	JPMorgan Chase & Co.	1.350%	2/15/17	12,490	12,508
	JPMorgan Chase & Co.	2.000%	8/15/17	19,385	19,588
	JPMorgan Chase & Co.	6.000%	1/15/18	71,913	81,055
	JPMorgan Chase & Co.	1.800%	1/25/18	40,720	40,707
	JPMorgan Chase & Co.	1.625%	5/15/18	33,190	32,757
	JPMorgan Chase & Co.	2.350%	1/28/19	48,810	49,142
	JPMorgan Chase & Co.	6.300%	4/23/19	15,163	17,590
4	JPMorgan Chase & Co.	6.125%	12/29/49	21,420	21,527
	JPMorgan Chase Bank NA	5.875%	6/13/16	9,750	10,454

11	JPMorgan Chase Bank NA	5.375%	9/28/16	13,750	23,472
	JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	9,576
	JPMorgan Chase Bank NA	6.000%	10/1/17	26,225	29,358
	KeyBank NA	1.650%	2/1/18	33,300	33,237
4,7	LBG Capital No.1 plc	8.000%	12/29/49	14,560	15,652
9	Leeds Building Society	2.625%	4/1/21	33,301	43,884
	Lloyds Bank plc	4.875%	1/21/16	12,562	13,227
	Lloyds Bank plc	2.300%	11/27/18	21,485	21,639
	Lloyds Bank plc	2.350%	9/5/19	32,005	31,896
7	Macquarie Bank Ltd.	2.000%	8/15/16	42,070	42,777
7	Macquarie Bank Ltd.	1.600%	10/27/17	57,550	57,328
7	Macquarie Bank Ltd.	2.600%	6/24/19	14,650	14,768
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,750	9,775
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	44,737
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	24,395	24,174
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	43,530	43,863
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	60,080	59,945
4	Manufacturers & Traders Trust Co.	5.629%	12/1/21	9,755	10,384
	Mellon Funding Corp.	5.000%	12/1/14	6,100	6,120
7	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	29,290	29,237
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	29,290	29,202
	Morgan Stanley	6.000%	4/28/15	29,560	30,324
	Morgan Stanley	4.000%	7/24/15	16,600	16,994
	Morgan Stanley	5.375%	10/15/15	26,120	27,278
	Morgan Stanley	3.450%	11/2/15	9,750	10,005
	Morgan Stanley	3.800%	4/29/16	39,075	40,631
	Morgan Stanley	5.750%	10/18/16	69,245	75,073
	Morgan Stanley	5.450%	1/9/17	27,352	29,668
	Morgan Stanley	5.550%	4/27/17	19,495	21,347
	Morgan Stanley	6.250%	8/28/17	8,665	9,697
	Morgan Stanley	5.950%	12/28/17	54,821	61,529
	Morgan Stanley	6.625%	4/1/18	22,850	26,174
	Morgan Stanley	2.125%	4/25/18	30,740	30,765
	Morgan Stanley	2.500%	1/24/19	33,000	33,263
	Morgan Stanley	2.375%	7/23/19	44,790	44,521
	MUFG Union Bank NA	5.950%	5/11/16	53,730	57,565
	MUFG Union Bank NA	3.000%	6/6/16	56,590	58,342
	MUFG Union Bank NA	1.500%	9/26/16	39,855	40,132
	MUFG Union Bank NA	2.125%	6/16/17	29,740	30,235
	MUFG Union Bank NA	2.625%	9/26/18	34,030	34,668
	MUFG Union Bank NA	2.250%	5/6/19	24,420	24,316
	National Australia Bank Ltd.	2.000%	3/9/15	9,930	9,986
	National Australia Bank Ltd.	1.600%	8/7/15	9,750	9,831
	National Australia Bank Ltd.	1.300%	7/25/16	58,600	59,076
	National Australia Bank Ltd.	2.750%	3/9/17	19,460	20,172
	National Australia Bank Ltd.	2.300%	7/25/18	21,800	22,155
	National City Bank	5.250%	12/15/16	14,250	15,425
	National City Bank	5.800%	6/7/17	14,625	16,195
	National City Corp.	6.875%	5/15/19	8,085	9,567
	PNC Bank NA	0.800%	1/28/16	26,345	26,404
	PNC Bank NA	5.250%	1/15/17	27,935	30,249
	PNC Bank NA	1.125%	1/27/17	46,690	46,691
	PNC Bank NA	4.875%	9/21/17	14,135	15,426
	PNC Bank NA	1.500%	10/18/17	48,800	48,893
	PNC Bank NA	6.000%	12/7/17	4,885	5,503
	PNC Bank NA	6.875%	4/1/18	4,197	4,867
	PNC Bank NA	2.200%	1/28/19	42,525	42,627

	PNC Bank NA	2.250%	7/2/19	3,000	3,005
	PNC Bank NA	2.400%	10/18/19	43,940	44,020
	PNC Funding Corp.	3.625%	2/8/15	4,885	4,925
	PNC Funding Corp.	4.250%	9/21/15	23,385	24,138
	PNC Funding Corp.	2.700%	9/19/16	40,328	41,644
	PNC Funding Corp.	5.625%	2/1/17	4,380	4,760
	PNC Funding Corp.	5.125%	2/8/20	7,230	8,156
	Regions Bank	7.500%	5/15/18	38,405	44,992
	Regions Financial Corp.	2.000%	5/15/18	27,350	27,101
	Royal Bank of Canada	2.875%	4/19/16	73,300	75,640
	Royal Bank of Canada	2.300%	7/20/16	41,185	42,304
	Royal Bank of Canada	1.250%	6/16/17	19,520	19,513
	Royal Bank of Canada	1.400%	10/13/17	26,360	26,388
	Royal Bank of Canada	1.500%	1/16/18	3,900	3,888
	Royal Bank of Canada	2.200%	7/27/18	25,890	26,299
	Royal Bank of Scotland Group plc	6.400%	10/21/19	8,295	9,655
	Royal Bank of Scotland plc	4.875%	3/16/15	23,159	23,508
	Royal Bank of Scotland plc	3.950%	9/21/15	43,868	45,077
	Royal Bank of Scotland plc	4.375%	3/16/16	13,825	14,443
	Royal Bank of Scotland plc	5.625%	8/24/20	12,650	14,446
	Santander Bank NA	8.750%	5/30/18	33,955	41,093
	Societe Generale SA	2.750%	10/12/17	24,310	25,035
	State Street Bank & Trust Co.	5.300%	1/15/16	7,261	7,648
	State Street Corp.	5.375%	4/30/17	19,520	21,478
	Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	19,500	19,416
6	SunTrust Bank	0.535%	4/1/15	5,855	5,855
	SunTrust Banks Inc.	3.500%	1/20/17	12,711	13,314
	SunTrust Banks Inc.	6.000%	9/11/17	8,795	9,863
	Svenska Handelsbanken AB	2.500%	1/25/19	39,685	40,623
	Svenska Handelsbanken AB	2.250%	6/17/19	42,040	42,289
	Synchrony Financial	3.000%	8/15/19	84,600	85,537
	Synchrony Financial	3.750%	8/15/21	9,760	9,959
	Toronto-Dominion Bank	2.500%	7/14/16	23,796	24,512
	Toronto-Dominion Bank	1.400%	4/30/18	4,095	4,049
	Toronto-Dominion Bank	2.125%	7/2/19	63,831	63,618
	Toronto-Dominion Bank	2.250%	11/5/19	72,530	72,365
	UBS AG	5.875%	12/20/17	52,925	59,495
	UBS AG	5.750%	4/25/18	72,185	81,324
	UBS AG	2.375%	8/14/19	44,990	44,959
	US Bancorp	1.650%	5/15/17	11,840	11,965
	US Bancorp	2.200%	4/25/19	8,860	8,894
	US Bank NA	1.100%	1/30/17	19,000	19,028
	US Bank NA	1.375%	9/11/17	69,806	69,984
	US Bank NA	2.125%	10/28/19	37,470	37,250
4	US Bank NA	3.778%	4/29/20	36,995	37,522
	Wachovia Bank NA	4.875%	2/1/15	11,750	11,879
	Wachovia Bank NA	5.000%	8/15/15	9,750	10,088
	Wachovia Bank NA	5.600%	3/15/16	26,540	28,284
	Wachovia Bank NA	6.000%	11/15/17	53,763	60,722
	Wachovia Corp.	5.625%	10/15/16	34,080	37,061
	Wachovia Corp.	5.750%	6/15/17	37,230	41,344
	Wachovia Corp.	5.750%	2/1/18	41,949	47,279
10	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	3.676%	6/15/16	53,334	55,761
	Wells Fargo & Co.	1.150%	6/2/17	7,300	7,279
	Wells Fargo & Co.	1.400%	9/8/17	36,020	35,986

	Wells Fargo & Co.	5.625%	12/11/17	19,840	22,211
	Wells Fargo & Co.	1.500%	1/16/18	12,300	12,246
	Wells Fargo & Co.	2.150%	1/15/19	25,673	25,765
	Wells Fargo & Co.	2.125%	4/22/19	47,550	47,499
4	Wells Fargo & Co.	5.900%	12/29/49	7,240	7,421
	Wells Fargo Bank NA	4.750%	2/9/15	11,265	11,394
	Westpac Banking Corp.	1.125%	9/25/15	26,500	26,669
	Westpac Banking Corp.	3.000%	12/9/15	33,150	34,085
	Westpac Banking Corp.	0.950%	1/12/16	19,500	19,589
	Westpac Banking Corp.	1.050%	11/25/16	24,635	24,663
	Westpac Banking Corp.	1.200%	5/19/17	19,500	19,488
	Westpac Banking Corp.	2.000%	8/14/17	54,550	55,432
	Westpac Banking Corp.	1.600%	1/12/18	44,378	44,413
	Westpac Banking Corp.	2.250%	7/30/18	20,830	21,148
	Westpac Banking Corp.	2.250%	1/17/19	42,930	43,456
	Westpac Banking Corp.	4.875%	11/19/19	13,979	15,644
	Zions Bancorporation	5.500%	11/16/15	819	846

	Brokerage (0.5%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,374	3,544
4	Ameriprise Financial Inc.	7.518%	6/1/66	6,634	7,165
	Charles Schwab Corp.	6.375%	9/1/17	5,860	6,665
	Franklin Resources Inc.	1.375%	9/15/17	15,270	15,279
	Jefferies Group LLC	5.125%	4/13/18	12,335	13,349
	Legg Mason Inc.	2.700%	7/15/19	5,860	5,896
10	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	4.125%	1/19/16	23,440	24,309
	Nomura Holdings Inc.	2.000%	9/13/16	67,684	68,445
	Nomura Holdings Inc.	2.750%	3/19/19	65,500	66,025
	NYSE Euronext	2.000%	10/5/17	39,800	40,556

	Finance Companies (1.7%)
	Air Lease Corp.	5.625%	4/1/17	65,640	70,727
	Air Lease Corp.	3.375%	1/15/19	31,655	32,169
	CIT Group Inc.	3.875%	2/19/19	36,490	36,581
	General Electric Capital Corp.	3.750%	11/14/14	18,095	18,111
	General Electric Capital Corp.	2.150%	1/9/15	140	141
	General Electric Capital Corp.	3.500%	6/29/15	19,406	19,813
	General Electric Capital Corp.	1.625%	7/2/15	24,395	24,603
	General Electric Capital Corp.	4.375%	9/21/15	9,264	9,584
	General Electric Capital Corp.	2.250%	11/9/15	18,790	19,133
	General Electric Capital Corp.	1.000%	12/11/15	6,830	6,869
	General Electric Capital Corp.	5.000%	1/8/16	22,905	24,064
	General Electric Capital Corp.	2.950%	5/9/16	39,930	41,311
	General Electric Capital Corp.	1.500%	7/12/16	38,920	39,436
	General Electric Capital Corp.	3.350%	10/17/16	46,380	48,574
	General Electric Capital Corp.	2.900%	1/9/17	41,905	43,640
	General Electric Capital Corp.	5.400%	2/15/17	34,865	38,192
	General Electric Capital Corp.	2.450%	3/15/17	76,310	78,608
	General Electric Capital Corp.	5.625%	9/15/17	73,265	81,886
	General Electric Capital Corp.	1.600%	11/20/17	17,180	17,270
	General Electric Capital Corp.	5.625%	5/1/18	52,800	59,695
4	General Electric Capital Corp.	6.375%	11/15/67	7,110	7,599
	HSBC Finance Corp.	5.250%	4/15/15	19,525	19,932
	HSBC Finance Corp.	5.000%	6/30/15	44,605	45,867
	HSBC Finance Corp.	5.500%	1/19/16	63,490	67,049

6	HSBC Finance Corp.	0.664%	6/1/16	17,450	17,443

	Insurance (1.6%)
	Aflac Inc.	8.500%	5/15/19	9,705	12,259
	Alleghany Corp.	5.625%	9/15/20	8,890	9,958
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	28,180	31,125
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,075	2,330
	American Financial Group Inc.	9.875%	6/15/19	4,885	6,309
	American International Group Inc.	2.375%	8/24/15	9,750	9,867
	American International Group Inc.	5.050%	10/1/15	9,835	10,224
	American International Group Inc.	5.600%	10/18/16	9,770	10,614
	American International Group Inc.	5.450%	5/18/17	21,345	23,495
11	American International Group Inc.	6.765%	11/15/17	9,762	17,713
	American International Group Inc.	5.850%	1/16/18	55,536	62,529
	American International Group Inc.	2.300%	7/16/19	35,798	36,020
	American International Group Inc.	3.375%	8/15/20	19,500	20,221
	Assurant Inc.	2.500%	3/15/18	29,300	29,573
	Axis Specialty Finance LLC	5.875%	6/1/20	11,618	13,262
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,710
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	27,155
	Berkshire Hathaway Inc.	3.200%	2/11/15	8,860	8,928
	Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	4,973
	Berkshire Hathaway Inc.	2.100%	8/14/19	19,520	19,599
	CNA Financial Corp.	5.850%	12/15/14	10,130	10,190
	CNA Financial Corp.	6.500%	8/15/16	20,495	22,435
	CNA Financial Corp.	7.350%	11/15/19	3,900	4,715
	Genworth Holdings Inc.	6.515%	5/22/18	17,918	20,170
	Genworth Holdings Inc.	7.700%	6/15/20	3,080	3,706
	Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,515
	Hartford Financial Services Group Inc.	4.000%	10/15/17	4,985	5,330
	Manulife Financial Corp.	3.400%	9/17/15	14,620	14,981
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	10,095
7	MassMutual Global Funding II	3.125%	4/14/16	11,920	12,324
7	MassMutual Global Funding II	2.000%	4/5/17	8,300	8,455
7	MassMutual Global Funding II	2.100%	8/2/18	12,735	12,826
7	MassMutual Global Funding II	2.500%	10/17/22	14,335	13,826
	MetLife Inc.	6.750%	6/1/16	40,950	44,690
	MetLife Inc.	1.756%	12/15/17	14,600	14,725
	MetLife Inc.	6.817%	8/15/18	13,300	15,587
	MetLife Inc.	7.717%	2/15/19	9,219	11,250
7	Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,214
7	Metropolitan Life Global Funding I	2.300%	4/10/19	11,225	11,267
	PartnerRe Finance A LLC	6.875%	6/1/18	20,530	23,565
	Principal Financial Group Inc.	1.850%	11/15/17	15,600	15,667
7	Principal Life Global Funding I	5.050%	3/15/15	7,750	7,873
7	Principal Life Global Funding II	2.250%	10/15/18	11,725	11,813
4	Progressive Corp.	6.700%	6/15/67	9,760	10,736
	Prudential Financial Inc.	3.000%	5/12/16	11,725	12,098
	Prudential Financial Inc.	2.350%	8/15/19	9,790	9,794
	Reinsurance Group of America Inc.	5.625%	3/15/17	12,900	14,059
	Reinsurance Group of America Inc.	6.450%	11/15/19	15,073	17,629
7	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	37,577	37,542
	Transatlantic Holdings Inc.	5.750%	12/14/15	18,420	19,410
	Travelers Cos. Inc.	5.800%	5/15/18	2,273	2,580
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	3,422
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,625

7 UnumProvident Finance Co. plc	6.850%	11/15/15	9,895	10,479

Real Estate Investment Trusts (1.4%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	14,645	14,631
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	112,260	109,631
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	22,495	21,750
BioMed Realty LP	3.850%	4/15/16	16,095	16,693
Boston Properties LP	3.700%	11/15/18	4,900	5,186
Boston Properties LP	5.875%	10/15/19	20,573	23,762
Brandywine Operating Partnership LP	5.700%	5/1/17	15,486	16,869
Brandywine Operating Partnership LP	4.950%	4/15/18	21,275	22,977
DDR Corp.	7.500%	4/1/17	405	459
DDR Corp.	4.750%	4/15/18	19,480	21,018
DDR Corp.	7.500%	7/15/18	2,500	2,932
Digital Realty Trust LP	4.500%	7/15/15	6,350	6,457
Duke Realty LP	7.375%	2/15/15	4,875	4,964
Duke Realty LP	5.950%	2/15/17	9,620	10,560
Duke Realty LP	6.500%	1/15/18	3,470	3,931
Duke Realty LP	6.750%	3/15/20	5,260	6,227
7 Goodman Funding Pty Ltd.	6.375%	11/12/20	19,140	22,279
HCP Inc.	3.750%	2/1/16	32,511	33,671
HCP Inc.	6.700%	1/30/18	9,705	11,177
HCP Inc.	5.375%	2/1/21	18,503	20,700
Health Care REIT Inc.	3.625%	3/15/16	8,088	8,380
Health Care REIT Inc.	4.700%	9/15/17	14,620	15,859
Health Care REIT Inc.	2.250%	3/15/18	4,875	4,932
Health Care REIT Inc.	4.125%	4/1/19	34,955	37,430
Healthcare Realty Trust Inc.	6.500%	1/17/17	14,055	15,536
Highwoods Realty LP	5.850%	3/15/17	4,425	4,850
Kilroy Realty LP	4.800%	7/15/18	20,030	21,749
Liberty Property LP	4.750%	10/1/20	1,600	1,728
ProLogis LP	4.500%	8/15/17	7,300	7,843
9 Prologis LP	1.375%	10/7/20	6,288	7,868
Realty Income Corp.	2.000%	1/31/18	4,870	4,885
Realty Income Corp.	6.750%	8/15/19	5,985	7,088
Regency Centers LP	5.875%	6/15/17	13,675	15,118
7 Scentre Group Trust 1 / Scentre Group Trust
2	2.375%	11/5/19	21,360	21,266
Senior Housing Properties Trust	4.300%	1/15/16	11,460	11,761
Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,436
Simon Property Group LP	2.800%	1/30/17	22,815	23,601
Simon Property Group LP	2.150%	9/15/17	1,572	1,609
7 Simon Property Group LP	1.500%	2/1/18	4,850	4,826
Simon Property Group LP	6.125%	5/30/18	15,635	17,968
Simon Property Group LP	10.350%	4/1/19	10,565	14,009
Simon Property Group LP	5.650%	2/1/20	1,405	1,625
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	14,362	14,421
7 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	29,290	29,385
7 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	29,290	29,462
				13,590,176
Industrial (27.6%)
Basic Industry (2.3%)
Air Products & Chemicals Inc.	2.000%	8/2/16	10,920	11,105

Air Products & Chemicals Inc.	1.200%	10/15/17	11,225	11,192
Airgas Inc.	1.650%	2/15/18	17,792	17,629
Barrick Gold Corp.	6.950%	4/1/19	39,785	45,868
Barrick North America Finance LLC	6.800%	9/15/18	16,290	18,781
Barrick North America Finance LLC	4.400%	5/30/21	9,765	10,048
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	9,065	9,773
9 BHP Billiton Finance Ltd.	6.375%	4/4/16	13,675	18,609
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	3,945	4,020
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	68,645	69,520
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	35,717	39,297
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	13,920	14,074
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	36,339	43,076
CF Industries Inc.	6.875%	5/1/18	38,450	44,506
Eastman Chemical Co.	2.400%	6/1/17	20,804	21,178
EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	31,432
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	26,415	26,546
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	24,420	24,276
7 Glencore Funding LLC	2.500%	1/15/19	9,770	9,683
Goldcorp Inc.	2.125%	3/15/18	14,640	14,637
LyondellBasell Industries NV	5.000%	4/15/19	34,190	37,546
Monsanto Co.	5.125%	4/15/18	22,515	25,020
Monsanto Co.	1.850%	11/15/18	3,000	2,992
Monsanto Co.	2.125%	7/15/19	34,165	34,066
Nucor Corp.	5.750%	12/1/17	8,790	9,805
Nucor Corp.	5.850%	6/1/18	24,788	27,897
Plains Exploration & Production Co.	6.125%	6/15/19	23,211	25,329
Plains Exploration & Production Co.	6.500%	11/15/20	18,650	20,398
Plains Exploration & Production Co.	6.625%	5/1/21	2,390	2,614
Plains Exploration & Production Co.	6.750%	2/1/22	6,446	7,155
Plains Exploration & Production Co.	6.875%	2/15/23	11,008	12,439
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	22,109	23,339
PPG Industries Inc.	1.900%	1/15/16	10,125	10,257
PPG Industries Inc.	6.650%	3/15/18	9,550	11,003
Praxair Inc.	4.500%	8/15/19	18,560	20,521
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	19,228	19,673
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	29,871	34,687
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	19,530	24,951
Rio Tinto Finance USA plc	1.375%	6/17/16	38,045	38,222
Rio Tinto Finance USA plc	2.000%	3/22/17	40,230	40,752
Rio Tinto Finance USA plc	1.625%	8/21/17	60,437	60,488
Rio Tinto Finance USA plc	2.250%	12/14/18	50,035	50,177
7 Smurfit Kappa Acquisitions	4.875%	9/15/18	3,655	3,783
Teck Resources Ltd.	3.150%	1/15/17	12,405	12,771
Teck Resources Ltd.	3.850%	8/15/17	8,395	8,879
Teck Resources Ltd.	2.500%	2/1/18	11,230	11,202
Teck Resources Ltd.	3.000%	3/1/19	2,380	2,361
Vale Canada Ltd.	5.700%	10/15/15	14,655	15,314
Vale Overseas Ltd.	6.250%	1/11/16	22,625	23,935
Vale Overseas Ltd.	6.250%	1/23/17	34,195	37,490
Vale Overseas Ltd.	5.625%	9/15/19	4,425	4,980
7 Xstrata Finance Canada Ltd.	2.050%	10/23/15	29,280	29,520
7 Xstrata Finance Canada Ltd.	3.600%	1/15/17	19,830	20,722

Capital Goods (3.4%)
7 ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	15,025
9 Alstom SA	3.000%	7/8/19	12,300	16,797
Boeing Capital Corp.	2.125%	8/15/16	17,810	18,268

Boeing Capital Corp.	2.900%	8/15/18	22,681	23,610
Boeing Capital Corp.	4.700%	10/27/19	9,200	10,320
Boeing Co.	3.500%	2/15/15	25,710	25,935
Boeing Co.	0.950%	5/15/18	35,550	34,820
Boeing Co.	6.000%	3/15/19	10,487	12,187
7 Bombardier Inc.	4.250%	1/15/16	9,770	9,953
7 Bombardier Inc.	4.750%	4/15/19	8,085	8,317
Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	12,048
Caterpillar Financial Services Corp.	1.100%	5/29/15	17,910	17,984
Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,390
Caterpillar Financial Services Corp.	2.650%	4/1/16	5,625	5,777
Caterpillar Financial Services Corp.	1.000%	3/3/17	14,175	14,115
Caterpillar Financial Services Corp.	1.625%	6/1/17	4,885	4,939
Caterpillar Financial Services Corp.	1.250%	11/6/17	11,950	11,858
Caterpillar Financial Services Corp.	5.450%	4/15/18	5,570	6,264
Caterpillar Financial Services Corp.	7.050%	10/1/18	5,380	6,373
Caterpillar Financial Services Corp.	7.150%	2/15/19	22,040	26,540
Caterpillar Inc.	1.500%	6/26/17	9,750	9,810
Caterpillar Inc.	7.900%	12/15/18	22,491	27,692
CNH Industrial Capital LLC	3.250%	2/1/17	27,360	27,326
Crane Co.	2.750%	12/15/18	12,615	12,836
CRH America Inc.	4.125%	1/15/16	38,050	39,436
CRH America Inc.	6.000%	9/30/16	22,606	24,620
CRH America Inc.	8.125%	7/15/18	19,860	23,910
Danaher Corp.	2.300%	6/23/16	32,888	33,732
Danaher Corp.	5.400%	3/1/19	19,405	22,166
Danaher Corp.	3.900%	6/23/21	21,861	23,602
9 Dover Corp.	2.125%	12/1/20	10,205	13,568
7 Embraer Overseas Ltd.	5.696%	9/16/23	10,379	11,091
Emerson Electric Co.	4.125%	4/15/15	9,220	9,376
Emerson Electric Co.	5.375%	10/15/17	9,760	10,901
Emerson Electric Co.	5.250%	10/15/18	4,880	5,508
Emerson Electric Co.	5.000%	4/15/19	3,235	3,655
Emerson Electric Co.	4.875%	10/15/19	13,693	15,393
General Dynamics Corp.	1.375%	1/15/15	10,550	10,573
General Dynamics Corp.	2.250%	7/15/16	5,637	5,788
General Dynamics Corp.	1.000%	11/15/17	69,160	68,559
General Electric Co.	0.850%	10/9/15	18,420	18,506
General Electric Co.	5.250%	12/6/17	120,350	133,895
Harsco Corp.	2.700%	10/15/15	10,192	10,181
Honeywell International Inc.	5.300%	3/1/18	14,257	15,967
Honeywell International Inc.	5.000%	2/15/19	39,144	44,020
Honeywell International Inc.	4.250%	3/1/21	1,255	1,392
Huntington Ingalls Industries Inc.	6.875%	3/15/18	13,220	13,848
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	17,860	18,261
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	9,760	9,767
John Deere Capital Corp.	0.875%	4/17/15	4,875	4,888
John Deere Capital Corp.	0.950%	6/29/15	16,575	16,637
John Deere Capital Corp.	2.250%	6/7/16	28,375	29,074
John Deere Capital Corp.	1.850%	9/15/16	37,815	38,591
John Deere Capital Corp.	1.050%	10/11/16	11,000	11,049
John Deere Capital Corp.	1.050%	12/15/16	13,020	13,075
John Deere Capital Corp.	2.000%	1/13/17	12,680	12,945
John Deere Capital Corp.	1.400%	3/15/17	19,490	19,670
John Deere Capital Corp.	2.800%	9/18/17	6,570	6,855
John Deere Capital Corp.	1.200%	10/10/17	35,105	35,182
John Deere Capital Corp.	1.550%	12/15/17	19,525	19,540

	John Deere Capital Corp.	1.300%	3/12/18	31,035	30,742
	John Deere Capital Corp.	5.350%	4/3/18	14,635	16,413
	John Deere Capital Corp.	5.750%	9/10/18	4,880	5,576
	John Deere Capital Corp.	1.950%	12/13/18	47,286	47,359
	John Deere Capital Corp.	1.950%	3/4/19	8,311	8,280
	John Deere Capital Corp.	2.300%	9/16/19	12,500	12,586
	L-3 Communications Corp.	3.950%	11/15/16	11,560	12,167
	L-3 Communications Corp.	1.500%	5/28/17	9,765	9,708
	Lockheed Martin Corp.	4.250%	11/15/19	41,515	45,669
	Lockheed Martin Corp.	3.350%	9/15/21	19,010	19,724
	Mohawk Industries Inc.	6.125%	1/15/16	27,480	29,149
	Precision Castparts Corp.	0.700%	12/20/15	18,045	18,084
	Precision Castparts Corp.	1.250%	1/15/18	63,354	62,841
	Raytheon Co.	6.750%	3/15/18	7,360	8,561
	Raytheon Co.	6.400%	12/15/18	5,590	6,575
	Republic Services Inc.	3.800%	5/15/18	5,686	6,045
	Republic Services Inc.	5.500%	9/15/19	4,880	5,558
	Rockwell Automation Inc.	5.650%	12/1/17	4,885	5,464
	Roper Industries Inc.	1.850%	11/15/17	21,480	21,731
	Roper Industries Inc.	2.050%	10/1/18	9,590	9,561
9	Schneider Electric SE	3.750%	7/12/18	9,800	13,690
7	Schneider Electric SE	2.950%	9/27/22	21,466	21,398
	United Rentals North America Inc.	5.750%	7/15/18	24,498	25,631
	United Technologies Corp.	4.875%	5/1/15	3,700	3,781
	United Technologies Corp.	1.800%	6/1/17	78,105	79,480
	United Technologies Corp.	5.375%	12/15/17	28,015	31,436
	United Technologies Corp.	6.125%	2/1/19	24,196	28,275
	United Technologies Corp.	4.500%	4/15/20	2,600	2,895
	Waste Management Inc.	2.600%	9/1/16	8,200	8,428
	Waste Management Inc.	6.100%	3/15/18	11,725	13,337

	Communication (5.2%)
	21st Century Fox America Inc.	7.250%	5/18/18	7,205	8,512
	21st Century Fox America Inc.	6.900%	3/1/19	6,840	8,130
	America Movil SAB de CV	5.750%	1/15/15	12,225	12,346
	America Movil SAB de CV	3.625%	3/30/15	36,771	37,221
	America Movil SAB de CV	2.375%	9/8/16	106,729	109,013
	America Movil SAB de CV	5.625%	11/15/17	29,869	33,480
9	America Movil SAB de CV	1.000%	6/4/18	29,300	37,200
	America Movil SAB de CV	5.000%	10/16/19	8,810	9,863
	America Movil SAB de CV	5.000%	3/30/20	14,360	15,894
	American Tower Corp.	4.500%	1/15/18	29,290	31,281
	American Tower Corp.	3.400%	2/15/19	52,265	53,476
	American Tower Corp.	3.450%	9/15/21	28,725	28,121
	AT&T Inc.	2.500%	8/15/15	27,873	28,306
	AT&T Inc.	0.900%	2/12/16	13,600	13,624
	AT&T Inc.	2.950%	5/15/16	54,630	56,362
	AT&T Inc.	2.400%	8/15/16	75,441	77,341
	AT&T Inc.	1.600%	2/15/17	14,738	14,862
11	AT&T Inc.	5.875%	4/28/17	28,800	50,648
	AT&T Inc.	1.700%	6/1/17	40,050	40,400
	AT&T Inc.	1.400%	12/1/17	24,400	24,281
	AT&T Inc.	5.500%	2/1/18	96,524	107,902
	AT&T Inc.	5.600%	5/15/18	6,038	6,821
	AT&T Inc.	2.375%	11/27/18	53,635	54,206
	AT&T Inc.	5.800%	2/15/19	31,920	36,571
	AT&T Inc.	2.300%	3/11/19	21,750	21,830

7 British Sky Broadcasting Group plc	2.625%	9/16/19	12,200	12,233
British Telecommunications plc	1.250%	2/14/17	14,655	14,650
British Telecommunications plc	2.350%	2/14/19	19,535	19,650
CBS Corp.	1.950%	7/1/17	22,671	22,987
CBS Corp.	4.625%	5/15/18	2,690	2,920
CBS Corp.	2.300%	8/15/19	29,280	28,926
Comcast Cable Communications LLC	8.875%	5/1/17	24,525	29,071
Comcast Corp.	5.900%	3/15/16	24,515	26,236
Comcast Corp.	6.500%	1/15/17	26,210	29,268
Comcast Corp.	6.300%	11/15/17	12,729	14,534
Comcast Corp.	5.875%	2/15/18	17,672	20,068
Comcast Corp.	5.700%	5/15/18	50,722	57,528
Comcast Corp.	5.700%	7/1/19	36,293	41,988
Comcast Corp.	5.150%	3/1/20	2,407	2,745
COX Communications Inc.	5.450%	12/15/14	6,667	6,705
7 Deutsche Telekom International Finance BV	3.125%	4/11/16	21,376	22,048
7 Deutsche Telekom International Finance BV	2.250%	3/6/17	18,870	19,275
Deutsche Telekom International Finance BV	6.750%	8/20/18	10,804	12,619
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	18,420	18,931
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	32,190	33,276
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	65,881	67,462
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	47,725	47,562
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	2,930	3,366
Embarq Corp.	7.082%	6/1/16	18,952	20,584
Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,000	2,017
7 KT Corp.	1.750%	4/22/17	34,185	34,165
Moody's Corp.	2.750%	7/15/19	56,407	57,277
NBCUniversal Media LLC	2.875%	4/1/16	23,180	23,898
NBCUniversal Media LLC	5.150%	4/30/20	21,240	24,155
Omnicom Group Inc.	5.900%	4/15/16	34,830	37,210
Omnicom Group Inc.	4.450%	8/15/20	16,880	18,243
Orange SA	2.750%	9/14/16	18,127	18,657
Orange SA	2.750%	2/6/19	29,240	29,812
Qwest Corp.	6.500%	6/1/17	9,653	10,674
Rogers Communications Inc.	6.800%	8/15/18	37,353	43,710
7 SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,606
TCI Communications Inc.	8.750%	8/1/15	9,860	10,457
Telecom Italia Capital SA	5.250%	10/1/15	4,900	5,055
Telecom Italia Capital SA	6.999%	6/4/18	15,048	16,808
Telecom Italia Capital SA	7.175%	6/18/19	9,765	11,120
Telefonica Emisiones SAU	3.992%	2/16/16	47,895	49,700
Telefonica Emisiones SAU	6.421%	6/20/16	8,695	9,405
Telefonica Emisiones SAU	6.221%	7/3/17	26,132	29,060
Telefonica Emisiones SAU	3.192%	4/27/18	68,052	70,428
Telefonica Emisiones SAU	5.877%	7/15/19	10,725	12,302
Telefonica Emisiones SAU	5.134%	4/27/20	15,150	16,696
Telefonos de Mexico SAB de CV	5.500%	1/27/15	9,775	9,859
Thomson Reuters Corp.	0.875%	5/23/16	13,012	13,010
Thomson Reuters Corp.	1.300%	2/23/17	21,480	21,444
Thomson Reuters Corp.	6.500%	7/15/18	27,270	31,303
Thomson Reuters Corp.	4.700%	10/15/19	19,869	21,851
Time Warner Cable Inc.	5.850%	5/1/17	48,900	54,060

Time Warner Cable Inc.	6.750%	7/1/18	76,845	89,411
Time Warner Cable Inc.	8.750%	2/14/19	42,805	53,783
Time Warner Cable Inc.	8.250%	4/1/19	29,295	36,404
Time Warner Cable Inc.	5.000%	2/1/20	10,800	12,089
Verizon Communications Inc.	2.000%	11/1/16	28,691	29,199
Verizon Communications Inc.	1.350%	6/9/17	24,075	24,024
Verizon Communications Inc.	2.550%	6/17/19	9,770	9,872
7 Verizon Communications Inc.	2.625%	2/21/20	144,200	143,382
Verizon Communications Inc.	4.500%	9/15/20	30,250	32,823
Viacom Inc.	6.250%	4/30/16	13,025	14,056
Viacom Inc.	2.500%	12/15/16	9,880	10,135
Viacom Inc.	6.125%	10/5/17	10,695	12,054
Viacom Inc.	2.500%	9/1/18	13,895	14,103
Viacom Inc.	5.625%	9/15/19	3,195	3,629
Vodafone Group plc	1.250%	9/26/17	15,718	15,562

Consumer Cyclical (3.6%)
American Honda Finance Corp.	1.125%	10/7/16	20,030	20,147
American Honda Finance Corp.	2.125%	10/10/18	19,540	19,706
American Honda Finance Corp.	2.250%	8/15/19	41,660	41,866
AutoZone Inc.	5.750%	1/15/15	11,270	11,382
AutoZone Inc.	5.500%	11/15/15	6,275	6,578
AutoZone Inc.	7.125%	8/1/18	33,707	39,539
Brinker International Inc.	2.600%	5/15/18	26,410	26,507
CVS Health Corp.	2.250%	12/5/18	24,400	24,666
7 Daimler Finance North America LLC	2.950%	1/11/17	16,915	17,546
7 Daimler Finance North America LLC	1.125%	3/10/17	27,650	27,542
7 Daimler Finance North America LLC	2.400%	4/10/17	9,740	9,981
7 Daimler Finance North America LLC	1.375%	8/1/17	19,525	19,484
7 Daimler Finance North America LLC	1.875%	1/11/18	5,520	5,536
7 Daimler Finance North America LLC	2.375%	8/1/18	38,500	38,934
7 Daimler Finance North America LLC	2.250%	9/3/19	14,645	14,598
Dollar General Corp.	4.125%	7/15/17	12,850	13,386
Dollar General Corp.	1.875%	4/15/18	9,965	9,534
eBay Inc.	2.200%	8/1/19	19,800	19,579
7 Experian Finance plc	2.375%	6/15/17	35,430	36,053
Ford Motor Credit Co. LLC	7.000%	4/15/15	31,649	32,521
Ford Motor Credit Co. LLC	2.500%	1/15/16	17,080	17,388
Ford Motor Credit Co. LLC	4.207%	4/15/16	35,948	37,509
Ford Motor Credit Co. LLC	3.984%	6/15/16	30,550	31,879
Ford Motor Credit Co. LLC	8.000%	12/15/16	55,625	63,051
Ford Motor Credit Co. LLC	4.250%	2/3/17	9,755	10,313
Ford Motor Credit Co. LLC	3.000%	6/12/17	24,125	24,893
Ford Motor Credit Co. LLC	6.625%	8/15/17	57,291	64,574
Ford Motor Credit Co. LLC	5.000%	5/15/18	82,715	90,416
Ford Motor Credit Co. LLC	2.375%	3/12/19	19,535	19,442
General Motors Co.	3.500%	10/2/18	24,415	25,209
General Motors Financial Co. Inc.	2.625%	7/10/17	19,525	19,769
General Motors Financial Co. Inc.	4.750%	8/15/17	975	1,043
General Motors Financial Co. Inc.	3.250%	5/15/18	20,550	21,012
General Motors Financial Co. Inc.	3.500%	7/10/19	5,855	6,031
7 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	38,940	39,098
7 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	14,418	14,997
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	16,147	16,651
7 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,765	9,787
7 Harley-Davidson Funding Corp.	5.750%	12/15/14	20,635	20,757
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	1,865	2,170

Home Depot Inc.	2.000%	6/15/19	19,525	19,499
7 Hyundai Capital America	3.750%	4/6/16	12,680	13,131
7 Hyundai Capital America	4.000%	6/8/17	15,585	16,464
7 Hyundai Capital Services Inc.	6.000%	5/5/15	2,900	2,972
7 Hyundai Capital Services Inc.	4.375%	7/27/16	18,170	19,069
7 Kia Motors Corp.	3.625%	6/14/16	26,624	27,518
Lowe's Cos. Inc.	1.625%	4/15/17	39,934	40,252
Lowe's Cos. Inc.	6.100%	9/15/17	12,690	14,386
Lowe's Cos. Inc.	4.625%	4/15/20	9,525	10,621
Macy's Retail Holdings Inc.	5.900%	12/1/16	34,719	38,111
Macy's Retail Holdings Inc.	7.450%	7/15/17	42,319	48,635
Marriott International Inc.	6.375%	6/15/17	6,872	7,673
Marriott International Inc.	3.000%	3/1/19	9,760	10,019
MasterCard Inc.	2.000%	4/1/19	12,700	12,668
Nordstrom Inc.	6.250%	1/15/18	21,650	24,670
PACCAR Financial Corp.	0.750%	8/14/15	12,680	12,710
PACCAR Financial Corp.	1.600%	3/15/17	17,566	17,760
PACCAR Financial Corp.	2.200%	9/15/19	19,025	19,121
QVC Inc.	3.125%	4/1/19	9,770	9,836
Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,329
Staples Inc.	2.750%	1/12/18	7,800	7,917
Starbucks Corp.	2.000%	12/5/18	18,550	18,630
Target Corp.	2.300%	6/26/19	27,835	27,957
TJX Cos. Inc.	6.950%	4/15/19	13,700	16,434
TJX Cos. Inc.	2.750%	6/15/21	20,520	20,532
Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	16,330
Toyota Motor Credit Corp.	2.000%	9/15/16	9,734	9,948
Toyota Motor Credit Corp.	2.050%	1/12/17	27,380	27,980
Toyota Motor Credit Corp.	1.750%	5/22/17	35,429	35,922
Toyota Motor Credit Corp.	2.000%	10/24/18	20,510	20,643
Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,655
Toyota Motor Credit Corp.	2.125%	7/18/19	39,540	39,583
VF Corp.	5.950%	11/1/17	5,860	6,674
7 Volkswagen Group of America Finance LLC	2.125%	5/23/19	4,055	4,031
7 Volkswagen International Finance NV	2.375%	3/22/17	6,045	6,198
7 Volkswagen International Finance NV	2.125%	11/20/18	19,040	19,062
Wal-Mart Stores Inc.	0.600%	4/11/16	18,555	18,569
Wal-Mart Stores Inc.	2.800%	4/15/16	17,098	17,662
Wal-Mart Stores Inc.	5.375%	4/5/17	20,315	22,425
Wal-Mart Stores Inc.	5.800%	2/15/18	2,940	3,340
Wal-Mart Stores Inc.	1.125%	4/11/18	22,940	22,645
Wal-Mart Stores Inc.	1.950%	12/15/18	18,300	18,415
Wal-Mart Stores Inc.	3.625%	7/8/20	19,805	21,193
Wal-Mart Stores Inc.	3.250%	10/25/20	19,080	19,988
Wal-Mart Stores Inc.	4.250%	4/15/21	4,885	5,374
Walgreen Co.	1.800%	9/15/17	23,321	23,429
Walgreen Co.	5.250%	1/15/19	14,070	15,720
7 Wesfarmers Ltd.	2.983%	5/18/16	38,450	39,601
7 Wesfarmers Ltd.	1.874%	3/20/18	17,250	17,266
Wyndham Worldwide Corp.	2.950%	3/1/17	7,800	7,993
Wyndham Worldwide Corp.	2.500%	3/1/18	6,835	6,876
Yum! Brands Inc.	6.250%	4/15/16	9,285	9,924
Yum! Brands Inc.	6.250%	3/15/18	3,096	3,491

Consumer Noncyclical (5.9%)
AbbVie Inc.	1.750%	11/6/17	50,935	51,093
7 Actavis Funding SCS	2.450%	6/15/19	9,765	9,488

	Actavis Inc.	1.875%	10/1/17	26,520	26,298
	Actavis Inc.	6.125%	8/15/19	9,765	11,007
	Allergan Inc.	5.750%	4/1/16	27,255	28,936
	Allergan Inc.	1.350%	3/15/18	7,800	7,500
	Altria Group Inc.	4.125%	9/11/15	48,357	49,742
	Altria Group Inc.	9.700%	11/10/18	47,820	61,632
	Altria Group Inc.	9.250%	8/6/19	55,737	72,639
	Amgen Inc.	2.125%	5/15/17	76,690	78,021
	Amgen Inc.	5.850%	6/1/17	34,455	38,238
	Amgen Inc.	6.150%	6/1/18	4,525	5,161
	Amgen Inc.	5.700%	2/1/19	7,895	8,946
	Amgen Inc.	2.200%	5/22/19	55,125	54,652
	Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	5,255
	Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,275	5,793
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	9,688
	Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	31,743	31,774
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	13,920	13,734
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	20,035	20,059
	Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	9,725	9,870
	Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	19,647	19,700
	Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	46,615	47,856
	Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	64,832	64,920
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	22,450	27,234
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	9,850	11,185
	Baxter International Inc.	5.375%	6/1/18	9,745	10,992
7	Bayer US Finance LLC	1.500%	10/6/17	19,525	19,595
7	Bayer US Finance LLC	2.375%	10/8/19	58,575	58,642
	Biogen Idec Inc.	6.875%	3/1/18	4,880	5,690
	Boston Scientific Corp.	6.250%	11/15/15	10,150	10,708
	Boston Scientific Corp.	6.400%	6/15/16	15,572	16,869
	Boston Scientific Corp.	2.650%	10/1/18	20,960	21,169
	Bottling Group LLC	5.500%	4/1/16	32,044	34,202
	Brown-Forman Corp.	1.000%	1/15/18	5,480	5,391
	Cardinal Health Inc.	1.900%	6/15/17	6,830	6,929
	Cardinal Health Inc.	1.700%	3/15/18	20,540	20,446
7	Cargill Inc.	1.900%	3/1/17	14,645	14,861
7	Cargill Inc.	6.000%	11/27/17	7,395	8,386
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,951
	Celgene Corp.	2.300%	8/15/18	10,070	10,132
	Clorox Co.	5.950%	10/15/17	4,880	5,489
	Coca-Cola Co.	1.650%	3/14/18	6,774	6,814
	Coca-Cola Co.	1.150%	4/1/18	14,755	14,608
	Coca-Cola Co.	4.875%	3/15/19	22,000	24,765
	Coca-Cola Co.	3.300%	9/1/21	14,510	15,182
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	18,500	18,676
	Colgate-Palmolive Co.	0.900%	5/1/18	24,500	23,953
	ConAgra Foods Inc.	1.300%	1/25/16	29,250	29,468
	ConAgra Foods Inc.	5.819%	6/15/17	2,977	3,292
	ConAgra Foods Inc.	1.900%	1/25/18	28,800	28,657
	ConAgra Foods Inc.	2.100%	3/15/18	2,811	2,824
	ConAgra Foods Inc.	7.000%	4/15/19	3,909	4,617
12	Constellation Brands Inc.	3.875%	11/15/19	9,750	9,896
	Constellation Brands Inc.	3.750%	5/1/21	5,130	5,136
	Covidien International Finance SA	1.350%	5/29/15	19,185	19,271
	Covidien International Finance SA	2.800%	6/15/15	14,040	14,233
	Covidien International Finance SA	6.000%	10/15/17	48,315	54,609
	CR Bard Inc.	1.375%	1/15/18	15,595	15,510

Delhaize Group SA	6.500%	6/15/17	13,054	14,607
Diageo Capital plc	1.125%	4/29/18	7,115	6,981
Dignity Health	2.637%	11/1/19	2,000	2,016
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	16,295	18,977
Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,879
Express Scripts Holding Co.	2.650%	2/15/17	52,581	54,104
Genentech Inc.	4.750%	7/15/15	15,730	16,205
General Mills Inc.	0.875%	1/29/16	10,175	10,192
General Mills Inc.	5.700%	2/15/17	9,110	10,043
General Mills Inc.	1.400%	10/20/17	29,285	29,248
General Mills Inc.	2.200%	10/21/19	11,700	11,623
Gilead Sciences Inc.	2.400%	12/1/14	35,880	35,931
Gilead Sciences Inc.	3.050%	12/1/16	17,680	18,434
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	16,600	18,811
Ingredion Inc.	1.800%	9/25/17	5,855	5,873
Kraft Foods Group Inc.	2.250%	6/5/17	45,310	46,245
Kraft Foods Group Inc.	6.125%	8/23/18	14,240	16,418
Kroger Co.	1.200%	10/17/16	6,840	6,850
Kroger Co.	2.200%	1/15/17	6,895	7,037
Kroger Co.	6.800%	12/15/18	5,950	7,005
Kroger Co.	2.300%	1/15/19	31,250	31,262
Life Technologies Corp.	4.400%	3/1/15	14,600	14,774
Lorillard Tobacco Co.	3.500%	8/4/16	30,285	31,412
Lorillard Tobacco Co.	8.125%	6/23/19	20,285	24,878
McKesson Corp.	0.950%	12/4/15	23,400	23,458
McKesson Corp.	3.250%	3/1/16	16,079	16,549
McKesson Corp.	5.700%	3/1/17	5,675	6,241
McKesson Corp.	2.284%	3/15/19	34,250	34,170
Medco Health Solutions Inc.	2.750%	9/15/15	8,774	8,926
Medco Health Solutions Inc.	7.125%	3/15/18	32,695	37,987
9 Merck & Co. Inc.	1.125%	10/15/21	17,456	22,095
Merck Sharp & Dohme Corp.	4.750%	3/1/15	6,100	6,190
Merck Sharp & Dohme Corp.	5.000%	6/30/19	14,231	16,010
Mondelez International Inc.	4.125%	2/9/16	34,520	35,932
Mondelez International Inc.	2.250%	2/1/19	24,380	24,301
Mondelez International Inc.	5.375%	2/10/20	17,650	20,091
Mylan Inc.	1.800%	6/24/16	31,375	31,783
Mylan Inc.	2.600%	6/24/18	56,410	57,312
Mylan Inc.	2.550%	3/28/19	4,890	4,874
Nabisco Inc.	7.550%	6/15/15	14,640	15,251
Newell Rubbermaid Inc.	2.050%	12/1/17	12,540	12,572
PepsiCo Inc.	0.700%	2/26/16	14,650	14,698
PepsiCo Inc.	2.500%	5/10/16	21,805	22,406
PepsiCo Inc.	1.250%	8/13/17	12,075	12,097
PepsiCo Inc.	5.000%	6/1/18	11,720	13,042
PepsiCo Inc.	7.900%	11/1/18	13,680	16,783
7 Pernod Ricard SA	2.950%	1/15/17	58,895	60,701
7 Pernod Ricard SA	4.450%	1/15/22	2,925	3,111
Perrigo Co. plc	2.300%	11/8/18	14,645	14,526
Pfizer Inc.	5.350%	3/15/15	12,870	13,098
Pfizer Inc.	6.200%	3/15/19	62,232	72,724
Pharmacia Corp.	6.500%	12/1/18	8,300	9,796
Philip Morris International Inc.	2.500%	5/16/16	20,635	21,220
Philip Morris International Inc.	1.125%	8/21/17	4,975	4,966
Philip Morris International Inc.	5.650%	5/16/18	19,490	22,038
Procter & Gamble Co.	4.850%	12/15/15	2,925	3,064
Procter & Gamble Co.	4.700%	2/15/19	25,590	28,598

Procter & Gamble Co.	1.900%	11/1/19	17,085	16,996
Quest Diagnostics Inc.	2.700%	4/1/19	19,535	19,770
Reynolds American Inc.	6.750%	6/15/17	10,880	12,267
7 Roche Holdings Inc.	6.000%	3/1/19	28,932	33,427
7 Roche Holdings Inc.	2.250%	9/30/19	29,295	29,308
Sanofi	1.250%	4/10/18	48,805	48,414
St. Jude Medical Inc.	2.500%	1/15/16	19,505	19,913
Stryker Corp.	3.000%	1/15/15	13,600	13,671
Stryker Corp.	1.300%	4/1/18	11,850	11,690
Sutter Health California GO	1.090%	8/15/53	10,000	9,775
Sysco Corp.	2.350%	10/2/19	26,100	26,256
7 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	57,004	57,336
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	38,780	39,831
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	45,900	46,574
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	15,365	15,104
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,330	2,386
Thermo Fisher Scientific Inc.	3.200%	3/1/16	19,490	20,081
Thermo Fisher Scientific Inc.	2.250%	8/15/16	13,695	13,977
Tyson Foods Inc.	6.600%	4/1/16	38,530	41,471
Tyson Foods Inc.	2.650%	8/15/19	43,910	44,263
Whirlpool Corp.	6.500%	6/15/16	2,950	3,203
Whirlpool Corp.	1.650%	11/1/17	19,525	19,523
Wyeth LLC	5.500%	2/15/16	9,745	10,364
Wyeth LLC	5.450%	4/1/17	3,270	3,620
Zoetis Inc.	1.875%	2/1/18	35,915	35,651

Energy (3.4%)
Anadarko Petroleum Corp.	5.950%	9/15/16	35,870	38,984
Anadarko Petroleum Corp.	6.375%	9/15/17	12,242	13,814
BP Capital Markets plc	3.200%	3/11/16	77,518	80,046
BP Capital Markets plc	2.248%	11/1/16	37,575	38,484
BP Capital Markets plc	1.846%	5/5/17	41,475	42,057
BP Capital Markets plc	1.375%	11/6/17	29,250	29,123
BP Capital Markets plc	1.375%	5/10/18	35,175	34,691
BP Capital Markets plc	2.241%	9/26/18	24,638	24,892
BP Capital Markets plc	4.750%	3/10/19	30,289	33,407
BP Capital Markets plc	2.237%	5/10/19	24,500	24,476
Chevron Corp.	1.104%	12/5/17	13,700	13,614
Chevron Corp.	1.718%	6/24/18	29,300	29,473
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	39,762	42,115
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	34,080	37,248
DCP Midstream Operating LP	2.700%	4/1/19	5,445	5,458
Dominion Gas Holdings LLC	3.550%	11/1/23	12,700	13,000
El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,300	11,377
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	38,508	39,716
7 Enable Midstream Partners LP	2.400%	5/15/19	19,530	19,273
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	2,099
Energy Transfer Partners LP	6.125%	2/15/17	19,583	21,518
Energy Transfer Partners LP	6.700%	7/1/18	40,929	47,036
Energy Transfer Partners LP	4.150%	10/1/20	11,725	12,230
Ensco plc	3.250%	3/15/16	37,691	38,748
Ensco plc	4.700%	3/15/21	13,180	13,870
EOG Resources Inc.	5.875%	9/15/17	2,950	3,312
EOG Resources Inc.	5.625%	6/1/19	6,611	7,603
EOG Resources Inc.	4.400%	6/1/20	14,600	15,986
7 GS Caltex Corp.	5.500%	10/15/15	14,165	14,737

Kinder Morgan Energy Partners LP	5.625%	2/15/15	8,770	8,892
Kinder Morgan Energy Partners LP	3.500%	3/1/16	25,785	26,579
Kinder Morgan Energy Partners LP	6.000%	2/1/17	15,835	17,341
Kinder Morgan Energy Partners LP	5.950%	2/15/18	9,440	10,537
Kinder Morgan Energy Partners LP	2.650%	2/1/19	12,600	12,605
Kinder Morgan Energy Partners LP	3.500%	3/1/21	6,840	6,803
Marathon Oil Corp.	0.900%	11/1/15	12,630	12,641
Marathon Oil Corp.	5.900%	3/15/18	13,565	15,314
Nabors Industries Inc.	2.350%	9/15/16	16,600	16,862
Nabors Industries Inc.	6.150%	2/15/18	19,540	22,007
Nisource Finance Corp.	6.400%	3/15/18	13,190	15,095
Nisource Finance Corp.	6.800%	1/15/19	6,800	8,049
Noble Holding International Ltd.	3.450%	8/1/15	7,581	7,711
Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,436
Occidental Petroleum Corp.	4.125%	6/1/16	5,369	5,635
Occidental Petroleum Corp.	1.750%	2/15/17	93,490	94,698
Occidental Petroleum Corp.	1.500%	2/15/18	41,620	41,408
ONEOK Partners LP	3.200%	9/15/18	11,720	12,112
ONEOK Partners LP	8.625%	3/1/19	7,940	9,836
Petro-Canada	6.050%	5/15/18	4,885	5,577
Phillips 66	2.950%	5/1/17	42,140	43,760
Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	5,410
Pioneer Natural Resources Co.	6.875%	5/1/18	12,710	14,579
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	9,640	10,726
Pride International Inc.	8.500%	6/15/19	7,750	9,569
Pride International Inc.	6.875%	8/15/20	11,625	13,568
Shell International Finance BV	5.200%	3/22/17	14,225	15,509
Shell International Finance BV	1.125%	8/21/17	6,900	6,912
Shell International Finance BV	1.900%	8/10/18	9,775	9,909
Shell International Finance BV	2.000%	11/15/18	15,675	15,824
Shell International Finance BV	4.300%	9/22/19	9,750	10,752
7 Southern Natural Gas Co. LLC	5.900%	4/1/17	11,470	12,605
Southwestern Energy Co.	7.500%	2/1/18	14,700	17,125
Spectra Energy Partners LP	2.950%	9/25/18	9,770	10,078
Suncor Energy Inc.	6.100%	6/1/18	12,721	14,605
Total Capital Canada Ltd.	1.450%	1/15/18	43,977	43,963
Total Capital International SA	1.500%	2/17/17	28,465	28,654
Total Capital International SA	1.550%	6/28/17	18,112	18,214
Total Capital International SA	2.125%	1/10/19	39,500	39,705
Total Capital International SA	2.100%	6/19/19	14,600	14,687
Total Capital SA	2.125%	8/10/18	11,627	11,809
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	5,550	5,617
Transocean Inc.	4.950%	11/15/15	48,220	49,957
Transocean Inc.	5.050%	12/15/16	86,665	90,966
Transocean Inc.	2.500%	10/15/17	65,947	65,073
Transocean Inc.	6.000%	3/15/18	19,535	20,814
Valero Energy Corp.	6.125%	6/15/17	9,010	10,023
Weatherford International LLC	6.350%	6/15/17	13,005	14,481
Weatherford International Ltd.	5.500%	2/15/16	9,760	10,314
Western Gas Partners LP	2.600%	8/15/18	6,840	6,936

Other Industrial (0.1%)
9 G4S International Finance plc	2.625%	12/6/18	10,777	14,328
7 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	12,390	13,387
7 Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	34,170	34,092

Technology (2.4%)
Agilent Technologies Inc.	6.500%	11/1/17	2,373	2,687
Agilent Technologies Inc.	5.000%	7/15/20	8,785	9,626
Altera Corp.	1.750%	5/15/17	7,375	7,422
Altera Corp.	2.500%	11/15/18	50,990	51,556
Amphenol Corp.	4.750%	11/15/14	19,500	19,525
Amphenol Corp.	2.550%	1/30/19	9,127	9,229
Apple Inc.	1.000%	5/3/18	29,410	28,842
Apple Inc.	2.100%	5/6/19	76,015	76,340
Apple Inc.	2.850%	5/6/21	37,000	37,605
Applied Materials Inc.	2.650%	6/15/16	9,800	10,084
Baidu Inc.	2.250%	11/28/17	16,615	16,741
Baidu Inc.	3.250%	8/6/18	31,200	32,117
Baidu Inc.	2.750%	6/9/19	17,575	17,624
Cisco Systems Inc.	2.125%	3/1/19	29,310	29,472
Computer Sciences Corp.	2.500%	9/15/15	14,630	14,810
Computer Sciences Corp.	6.500%	3/15/18	21,220	23,476
Corning Inc.	1.450%	11/15/17	19,705	19,680
Corning Inc.	6.625%	5/15/19	5,575	6,630
EMC Corp.	1.875%	6/1/18	16,210	16,113
Fidelity National Information Services Inc.	1.450%	6/5/17	9,765	9,737
Fiserv Inc.	3.125%	6/15/16	3,225	3,334
Fiserv Inc.	6.800%	11/20/17	3,900	4,449
Hewlett-Packard Co.	2.350%	3/15/15	7,930	7,982
Hewlett-Packard Co.	2.125%	9/13/15	14,010	14,172
Hewlett-Packard Co.	2.200%	12/1/15	10,232	10,381
Hewlett-Packard Co.	2.650%	6/1/16	33,288	34,113
Hewlett-Packard Co.	3.000%	9/15/16	89,140	92,005
Hewlett-Packard Co.	3.300%	12/9/16	24,852	25,788
Hewlett-Packard Co.	5.400%	3/1/17	12,791	13,939
Hewlett-Packard Co.	2.600%	9/15/17	36,000	36,907
Hewlett-Packard Co.	5.500%	3/1/18	7,330	8,168
Hewlett-Packard Co.	2.750%	1/14/19	48,505	48,733
Intel Corp.	1.950%	10/1/16	7,780	7,948
Intel Corp.	1.350%	12/15/17	59,675	59,524
Intel Corp.	3.300%	10/1/21	9,765	10,160
International Business Machines Corp.	1.250%	2/6/17	19,600	19,707
International Business Machines Corp.	5.700%	9/14/17	25,910	29,119
International Business Machines Corp.	1.250%	2/8/18	9,700	9,626
International Business Machines Corp.	7.625%	10/15/18	18,250	22,179
International Business Machines Corp.	1.950%	2/12/19	48,840	48,799
International Business Machines Corp.	1.625%	5/15/20	7,810	7,534
KLA-Tencor Corp.	2.375%	11/1/17	6,835	6,859
KLA-Tencor Corp.	3.375%	11/1/19	3,625	3,644
Microsoft Corp.	0.875%	11/15/17	9,620	9,540
Oracle Corp.	1.200%	10/15/17	27,305	27,216
Oracle Corp.	5.750%	4/15/18	12,700	14,418
Oracle Corp.	2.375%	1/15/19	24,420	24,806
Oracle Corp.	2.250%	10/8/19	68,340	68,497
Oracle Corp.	2.800%	7/8/21	31,730	31,815
Pitney Bowes Inc.	5.600%	3/15/18	4,880	5,408
7 Seagate HDD Cayman	3.750%	11/15/18	14,000	14,402
Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,790
Tyco Electronics Group SA	2.350%	8/1/19	9,750	9,771
Xerox Business Services LLC	5.200%	6/1/15	9,750	9,995
Xerox Corp.	4.250%	2/15/15	20,250	20,461
Xerox Corp.	5.625%	12/15/19	15,675	17,801

	Xilinx Inc.	2.125%	3/15/19	19,500	19,471

	Transportation (1.3%)
4,7	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	19,032	19,222
9	Aeroporti di Roma SPA	3.250%	2/20/21	7,855	10,866
	AFC X Ltd.	3.140%	5/31/15	48,820	48,820
4	AFC X Ltd.	3.500%	5/31/15	66,500	65,835
4,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	34,023	34,193
	Canadian National Railway Co.	5.850%	11/15/17	2,895	3,290
	Canadian National Railway Co.	5.550%	3/1/19	3,810	4,383
	Canadian National Railway Co.	2.850%	12/15/21	10,400	10,571
	Canadian Pacific Railway Co.	6.500%	5/15/18	14,710	16,975
	Canadian Pacific Railway Co.	7.250%	5/15/19	8,325	10,095
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	6,090	6,716
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	6,208	6,519
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	2,595	2,731
4	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	3,585	3,800
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	1,417	1,481
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	5,639	6,372
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	5,055	5,675
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	3,058	3,211
	CSX Corp.	6.250%	4/1/15	3,845	3,934
	CSX Corp.	6.250%	3/15/18	30,078	34,444
4,13 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	16,898	19,327
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	11,810	12,931
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,744	2,916
7	ERAC USA Finance LLC	5.600%	5/1/15	10,245	10,482
7	ERAC USA Finance LLC	1.400%	4/15/16	8,775	8,834
7	ERAC USA Finance LLC	6.375%	10/15/17	11,170	12,666
7	ERAC USA Finance LLC	2.800%	11/1/18	16,645	17,050
7	ERAC USA Finance LLC	2.350%	10/15/19	11,715	11,650
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	8,040	7,909
	JB Hunt Transport Services Inc.	3.375%	9/15/15	16,590	16,992
	JB Hunt Transport Services Inc.	2.400%	3/15/19	5,100	5,140
4,6,13 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.684%	5/15/18	9,655	9,486
	Ryder System Inc.	7.200%	9/1/15	10,820	11,398
	Ryder System Inc.	3.600%	3/1/16	25,775	26,772
	Ryder System Inc.	5.850%	11/1/16	8,440	9,234
	Ryder System Inc.	2.500%	3/1/17	12,635	12,950
	Ryder System Inc.	2.450%	11/15/18	5,850	5,926
	Ryder System Inc.	2.550%	6/1/19	6,840	6,881
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	3,460	3,970
4,7	UAL 2009-2B Pass Through Trust	12.000%	7/15/17	3,957	4,283

Union Pacific Corp.	5.750%	11/15/17	9,624	10,851
Union Pacific Corp.	5.700%	8/15/18	28,989	33,190
Union Pacific Corp.	2.250%	2/15/19	15,645	15,882
United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,604
United Parcel Service Inc.	1.125%	10/1/17	6,890	6,875
United Parcel Service Inc.	5.500%	1/15/18	14,239	16,004
United Parcel Service Inc.	5.125%	4/1/19	50,822	57,234
				14,424,336
Utilities (3.8%)
Electric (3.6%)
Ameren Illinois Co.	6.125%	11/15/17	6,810	7,773
Ameren Illinois Co.	6.250%	4/1/18	4,690	5,343
American Electric Power Co. Inc.	1.650%	12/15/17	35,350	35,432
Appalachian Power Co.	5.000%	6/1/17	5,605	6,110
Arizona Public Service Co.	4.650%	5/15/15	5,850	5,975
Arizona Public Service Co.	6.250%	8/1/16	4,027	4,409
Arizona Public Service Co.	8.750%	3/1/19	10,210	13,054
Baltimore Gas & Electric Co.	5.900%	10/1/16	6,810	7,428
Berkshire Hathaway Energy Co.	5.750%	4/1/18	44,956	50,923
Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,049
CenterPoint Energy Inc.	5.950%	2/1/17	21,490	23,696
CenterPoint Energy Inc.	6.500%	5/1/18	7,270	8,362
CMS Energy Corp.	4.250%	9/30/15	12,325	12,714
CMS Energy Corp.	6.550%	7/17/17	2,685	3,028
CMS Energy Corp.	5.050%	2/15/18	45,575	50,001
Commonwealth Edison Co.	5.950%	8/15/16	33,402	36,422
Commonwealth Edison Co.	1.950%	9/1/16	31,705	32,313
Commonwealth Edison Co.	6.150%	9/15/17	26,386	29,910
Commonwealth Edison Co.	5.800%	3/15/18	36,085	40,986
Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,884
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	11,010	13,143
Consumers Energy Co.	5.500%	8/15/16	2,249	2,437
Consumers Energy Co.	5.150%	2/15/17	14,095	15,338
Consumers Energy Co.	5.650%	9/15/18	12,700	14,465
Consumers Energy Co.	6.125%	3/15/19	25,262	29,535
Consumers Energy Co.	6.700%	9/15/19	27,675	33,371
DTE Electric Co.	5.600%	6/15/18	16,931	19,221
Duke Energy Carolinas LLC	5.300%	10/1/15	10,750	11,215
Duke Energy Carolinas LLC	5.100%	4/15/18	25,322	28,325
Duke Energy Carolinas LLC	7.000%	11/15/18	31,297	37,404
Duke Energy Corp.	1.625%	8/15/17	12,560	12,639
Duke Energy Corp.	2.100%	6/15/18	10,490	10,614
Duke Energy Corp.	6.250%	6/15/18	17,390	20,011
Duke Energy Corp.	5.050%	9/15/19	12,700	14,303
Duke Energy Florida Inc.	0.650%	11/15/15	7,390	7,404
Duke Energy Florida Inc.	5.100%	12/1/15	43,735	45,880
Duke Energy Florida Inc.	5.800%	9/15/17	11,462	12,915
Duke Energy Florida Inc.	5.650%	6/15/18	33,710	38,379
Duke Energy Progress Inc.	5.150%	4/1/15	4,900	4,992
Duke Energy Progress Inc.	5.250%	12/15/15	14,870	15,650
Duke Energy Progress Inc.	5.300%	1/15/19	10,410	11,776
Entergy Corp.	3.625%	9/15/15	18,420	18,820
Entergy Corp.	4.700%	1/15/17	11,695	12,449
Entergy Louisiana LLC	1.875%	12/15/14	10,350	10,368
Exelon Corp.	4.900%	6/15/15	9,760	10,009
Exelon Generation Co. LLC	6.200%	10/1/17	16,105	18,125
FirstEnergy Corp.	4.250%	3/15/23	21,180	21,230

7	FirstEnergy Transmission LLC	4.350%	1/15/25	28,370	28,988
4,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	16,779	18,205
	Georgia Power Co.	3.000%	4/15/16	6,885	7,111
	Georgia Power Co.	5.700%	6/1/17	5,285	5,872
	LG&E & KU Energy LLC	2.125%	11/15/15	34,635	35,019
	Louisville Gas & Electric Co.	1.625%	11/15/15	5,040	5,102
	MidAmerican Energy Co.	5.950%	7/15/17	14,170	15,911
	MidAmerican Energy Co.	5.300%	3/15/18	37,367	41,820
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	7,795	7,808
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	12,270	12,449
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	7,800	8,057
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	3,900	4,301
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	32,768	36,733
	National Rural Utilities Cooperative Finance
	Corp.	2.150%	2/1/19	27,680	27,892
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	22,555	22,543
	Nevada Power Co.	6.500%	5/15/18	32,715	37,960
	Nevada Power Co.	6.500%	8/1/18	9,683	11,325
	NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	40,895	41,056
	NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	14,650	15,786
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	16,600	16,622
	NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	55,670	56,507
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	1,610	1,610
	Northeast Utilities	1.450%	5/1/18	21,490	21,172
	Northern States Power Co.	5.250%	3/1/18	2,890	3,236
	NSTAR Electric Co.	5.625%	11/15/17	2,000	2,242
	NSTAR LLC	4.500%	11/15/19	5,410	5,958
	Ohio Power Co.	6.000%	6/1/16	9,838	10,589
7	Origin Energy Finance Ltd.	3.500%	10/9/18	4,790	4,917
9	Origin Energy Finance Ltd.	3.500%	10/4/21	9,150	12,869
7	Origin Energy Finance Ltd.	5.450%	10/14/21	2,890	3,253
	Pacific Gas & Electric Co.	5.625%	11/30/17	52,634	59,050
	PacifiCorp	5.650%	7/15/18	20,566	23,478
	PacifiCorp	5.500%	1/15/19	10,975	12,475
	Pennsylvania Electric Co.	6.050%	9/1/17	5,445	6,081
	PG&E Corp.	2.400%	3/1/19	25,192	25,264
	PPL Capital Funding Inc.	1.900%	6/1/18	13,915	13,891
	Public Service Co. of Colorado	5.800%	8/1/18	9,680	11,013
	Public Service Co. of New Mexico	7.950%	5/15/18	8,700	10,342
	Public Service Electric & Gas Co.	5.300%	5/1/18	2,930	3,287
	Public Service Electric & Gas Co.	2.300%	9/15/18	28,815	29,436
	Sierra Pacific Power Co.	6.000%	5/15/16	18,500	19,917
	South Carolina Electric & Gas Co.	5.250%	11/1/18	1,125	1,277
	South Carolina Electric & Gas Co.	6.500%	11/1/18	12,181	14,375
	Southern California Edison Co.	1.125%	5/1/17	6,840	6,834
	Southern California Edison Co.	5.500%	8/15/18	5,295	6,011
	Southern Co.	1.300%	8/15/17	11,710	11,683
	Southern Co.	2.150%	9/1/19	11,710	11,651
	Southwestern Electric Power Co.	5.550%	1/15/17	2,010	2,195
	Southwestern Electric Power Co.	5.875%	3/1/18	10,080	11,357
	Tampa Electric Co.	6.100%	5/15/18	21,670	24,849

TECO Finance Inc.	4.000%	3/15/16	14,045	14,608
TECO Finance Inc.	6.572%	11/1/17	10,008	11,400
Union Electric Co.	6.400%	6/15/17	12,271	13,847
Union Electric Co.	6.700%	2/1/19	16,542	19,641
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,460	5,624
Xcel Energy Inc.	0.750%	5/9/16	35,312	35,308

Natural Gas (0.2%)
Atmos Energy Corp.	8.500%	3/15/19	4,880	6,117
Sempra Energy	6.500%	6/1/16	46,264	50,309
Sempra Energy	2.300%	4/1/17	36,630	37,535
Sempra Energy	6.150%	6/15/18	13,585	15,544

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	9,357	10,504

				1,957,646
Total Corporate Bonds (Cost $29,815,844)				29,972,158
Sovereign Bonds (U.S. Dollar-Denominated) (8.3%)
Abu Dhabi National Energy Co.	4.125%	3/13/17	4,077	4,316
7 Banco de Costa Rica	5.250%	8/12/18	4,800	4,937
7 Banco del Estado de Chile	2.000%	11/9/17	6,200	6,217
7 Banco del Estado de Chile	3.875%	2/8/22	2,000	2,026
7 Banco do Brasil SA	4.500%	1/22/15	8,500	8,564
Banco do Brasil SA	3.875%	1/23/17	11,085	11,474
7 Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	2,028
7 Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	12,750	13,159
7 Banco Nacional de Desenvolvimento
Economico e Social	3.375%	9/26/16	6,400	6,536
7 Banco Nacional de Desenvolvimento
Economico e Social	4.000%	4/14/19	9,765	9,875
7 Bank Nederlandse Gemeenten	1.375%	3/23/15	14,600	14,660
7 Bank Nederlandse Gemeenten	0.875%	2/21/17	23,500	23,394
7 Bank Nederlandse Gemeenten	2.500%	1/23/23	2,450	2,433
7 Bermuda	4.138%	1/3/23	6,000	5,980
7 Bermuda	4.854%	2/6/24	5,800	6,027
7 Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	4,850	4,870
7 Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	22,000	22,147
7 Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,897
7 Caixa Economica Federal	2.375%	11/6/17	12,375	12,153
7 CDP Financial Inc.	3.150%	7/24/24	24,580	24,691
7 Centrais Eletricas Brasileiras SA	7.750%	11/30/15	2,250	2,374
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	10,800	10,976
7 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,800	1,840
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,968
7 CNPC General Capital Ltd.	1.450%	4/16/16	2,000	2,000
7 CNPC General Capital Ltd.	2.750%	4/19/17	4,875	4,966
7 CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,829
7 CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,123
Corp . Andina de Fomento	1.500%	8/8/17	8,790	8,856
7 Corp Nacional del Cobre de Chile	4.875%	11/4/44	7,300	7,186
Corp. Andina de Fomento	3.750%	1/15/16	69,219	71,647
Corp. Andina de Fomento	5.750%	1/12/17	8,900	9,691
Corp. Andina de Fomento	4.375%	6/15/22	32,912	35,126
7 Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	5,041

7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	15,796	16,335
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,800	2,875
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	19,525	18,889
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	10,800	11,443
7	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	4,800	4,932
14	Development Bank of Japan Inc.	2.875%	4/20/15	5,000	5,062
14	Development Bank of Japan Inc.	2.750%	3/15/16	6,900	7,119
14	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	5,246
7	Development Bank of Kazakhstan JSC	5.500%	12/20/15	2,762	2,859
	Development Bank of Kazakhstan JSC	5.500%	12/20/15	310	320
7,15 Dexia Credit Local SA		1.250%	10/18/16	12,700	12,783
	Ecopetrol SA	5.875%	9/18/23	7,800	8,648
7	Electricite de France SA	1.150%	1/20/17	58,610	58,618
7	Electricite de France SA	2.150%	1/22/19	34,190	34,514
7	Electricite de France SA	6.000%	1/22/14	1,610	1,868
4,7	ENA Norte Trust	4.950%	4/25/28	1,815	1,865
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	14,400	14,832
	European Investment Bank	2.500%	5/16/16	5,000	5,157
	Export-Import Bank of Korea	5.875%	1/14/15	60,100	60,720
	Export-Import Bank of Korea	5.125%	3/16/15	9,600	9,754
	Export-Import Bank of Korea	4.125%	9/9/15	33,625	34,595
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	19,630
	Export-Import Bank of Korea	4.000%	1/11/17	98,200	103,793
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	12,029
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,125
7	Federation of Malaysia	2.991%	7/6/16	4,875	5,030
	Federative Republic of Brazil	7.875%	3/7/15	64,300	65,972
	Federative Republic of Brazil	6.000%	1/17/17	5,635	6,159
4	Federative Republic of Brazil	8.000%	1/15/18	24,850	27,397
	Federative Republic of Brazil	4.875%	1/22/21	4,840	5,218
	Federative Republic of Brazil	2.625%	1/5/23	9,800	8,982
	Federative Republic of Brazil	4.250%	1/7/25	10,600	10,722
4	Federative Republic of Brazil	11.000%	8/17/40	5,500	5,913
	Federative Republic of Brazil	5.625%	1/7/41	3,200	3,449
	Federative Republic of Brazil	5.000%	1/27/45	23,800	23,271
7	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	19,633
	Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	8,350	9,161
	Hydro-Quebec	2.000%	6/30/16	21,750	22,251
	International Bank for Reconstruction &
	Development	0.625%	10/14/16	10,000	9,971
	IPIC GMTN Ltd.	3.125%	11/15/15	9,750	9,966
7	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	3,005
14	Japan Bank for International Cooperation	2.875%	2/2/15	30,500	30,695
14	Japan Bank for International Cooperation	1.875%	9/24/15	60,350	61,185
14	Japan Bank for International Cooperation	2.500%	1/21/16	19,500	19,974
14	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	22,678
14	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	35,064
14	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	27,056
14	Japan Finance Organization for Municipalities	4.625%	4/21/15	8,900	9,080
14	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,757
	KazMunayGas National Co. JSC	11.750%	1/23/15	12,700	12,946
7	KazMunayGas National Co. JSC	11.750%	1/23/15	4,400	4,494
	KazMunayGas National Co. JSC	9.125%	7/2/18	42,601	50,322
	KazMunayGas National Co. JSC	5.750%	4/30/43	550	535
7	Kommunalbanken AS	2.375%	1/19/16	5,875	6,017
7	Kommunalbanken AS	0.875%	10/3/16	9,775	9,820
7	Kommunalbanken AS	1.125%	5/23/18	31,300	31,009

7	Kommunalbanken AS	2.125%	3/15/19	14,000	14,270
	Korea Development Bank	4.375%	8/10/15	15,460	15,875
	Korea Development Bank	1.000%	1/22/16	4,800	4,797
	Korea Development Bank	3.250%	3/9/16	25,060	25,723
	Korea Development Bank	4.000%	9/9/16	4,000	4,204
	Korea Development Bank	3.875%	5/4/17	24,125	25,433
	Korea Development Bank	3.500%	8/22/17	22,675	23,762
	Korea Development Bank	1.500%	1/22/18	5,850	5,777
7	Korea Electric Power Corp.	3.000%	10/5/15	10,800	11,003
	Korea Electric Power Corp.	3.000%	10/5/15	29,300	29,851
7	Korea Expressway Corp.	5.125%	5/20/15	3,900	3,989
	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,772
7	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,772
7	Korea Expressway Corp.	1.875%	10/22/17	1,000	1,001
	Korea Expressway Corp.	1.875%	10/22/17	21,130	21,117
	Korea Finance Corp.	3.250%	9/20/16	9,800	10,150
	Korea Finance Corp.	2.250%	8/7/17	7,725	7,828
	Korea Gas Corp.	2.875%	7/29/18	4,800	4,910
7	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	4,900	4,990
7	Korea Land & Housing Corp.	1.875%	8/2/17	7,000	7,027
7	Korea National Oil Corp.	2.875%	11/9/15	2,900	2,954
7	Korea National Oil Corp.	4.000%	10/27/16	19,201	20,170
7	Korea Resources Corp.	2.125%	5/2/18	4,675	4,661
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,969
16	Landwirtschaftliche Rentenbank	3.125%	7/15/15	7,000	7,140
7,17 Magyar Export-Import Bank Zrt		4.000%	1/30/20	10,250	10,160
	Majapahit Holding BV	8.000%	8/7/19	19,500	22,896
7	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,244
	North American Development Bank	2.300%	10/10/18	3,675	3,723
	North American Development Bank	2.400%	10/26/22	2,700	2,619
7	OCP SA	5.625%	4/25/24	8,325	8,719
18	Oesterreichische Kontrollbank AG	4.500%	3/9/15	6,300	6,392
18	Oesterreichische Kontrollbank AG	1.750%	10/5/15	59,400	60,208
18	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,350	24,917
7	Ooredoo International Finance Ltd.	3.375%	10/14/16	9,025	9,344
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	4,925	4,810
7	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,800	1,736
	Pemex Project Funding Master Trust	5.750%	3/1/18	56,785	62,605
7	Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	17,500	17,981
7	Perusahaan Penerbit SBSN Indonesia	4.000%	11/21/18	4,800	4,980
	Petrobras Global Finance BV	4.875%	3/17/20	14,767	14,989
	Petrobras International Finance Co. SA	2.875%	2/6/15	4,500	4,517
	Petrobras International Finance Co. SA	3.875%	1/27/16	50,320	51,345
	Petrobras International Finance Co. SA	6.125%	10/6/16	32,725	35,123
	Petrobras International Finance Co. SA	5.875%	3/1/18	74,633	80,186
	Petrobras International Finance Co. SA	5.750%	1/20/20	20,495	21,599
	Petrobras International Finance Co. SA	6.875%	1/20/40	5,550	5,816
	Petroleos Mexicanos	4.875%	3/15/15	103,688	105,143
	Petroleos Mexicanos	8.000%	5/3/19	6,700	8,150
	Petroleos Mexicanos	6.000%	3/5/20	1,200	1,355
7	Petroleos Mexicanos	4.250%	1/15/25	16,225	16,379
7	Petronas Capital Ltd.	5.250%	8/12/19	15,840	17,844
	Province of Manitoba	2.625%	7/15/15	7,875	7,998
	Province of Manitoba	1.300%	4/3/17	32,225	32,498
	Province of New Brunswick	2.750%	6/15/18	975	1,017
	Province of Nova Scotia	2.375%	7/21/15	43,820	44,451
	Province of Ontario	2.950%	2/5/15	10,000	10,068

	Province of Ontario	0.950%	5/26/15	36,025	36,150
	Province of Ontario	2.700%	6/16/15	82,595	83,791
	Province of Ontario	1.875%	9/15/15	62,047	62,856
	Province of Ontario	5.450%	4/27/16	5,000	5,356
	Province of Ontario	2.300%	5/10/16	67,725	69,430
	Province of Ontario	1.200%	2/14/18	5,200	5,164
	Province of Ontario	3.000%	7/16/18	15,905	16,719
	Province of Ontario	2.450%	6/29/22	7,820	7,752
7,19 Qatari Diar Finance QSC		3.500%	7/21/15	2,725	2,773
	Quebec	4.600%	5/26/15	9,750	9,985
	Quebec	5.000%	3/1/16	9,750	10,327
	Quebec	5.125%	11/14/16	11,000	11,954
	Quebec	3.500%	7/29/20	4,750	5,082
	Quebec	2.750%	8/25/21	16,785	17,024
	Quebec	2.625%	2/13/23	5,150	5,097
	Quebec	2.875%	10/16/24	6,750	6,704
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	6,002	6,520
	Republic of Chile	3.250%	9/14/21	9,575	9,875
	Republic of Colombia	8.250%	12/22/14	60,341	60,890
	Republic of Colombia	4.000%	2/26/24	8,200	8,401
	Republic of Colombia	8.125%	5/21/24	5,178	6,900
4	Republic of Colombia	5.625%	2/26/44	6,300	7,047
7	Republic of Costa Rica	7.000%	4/4/44	6,925	7,167
	Republic of Croatia	6.250%	4/27/17	17,940	19,158
	Republic of Hungary	7.625%	3/29/41	3,350	4,347
	Republic of Indonesia	7.250%	4/20/15	6,493	6,681
	Republic of Indonesia	6.875%	1/17/18	12,193	13,750
	Republic of Indonesia	5.875%	3/13/20	58,900	65,882
	Republic of Indonesia	6.625%	2/17/37	3,100	3,624
	Republic of Italy	3.125%	1/26/15	49,075	49,341
	Republic of Italy	4.750%	1/25/16	59,155	61,907
9	Republic of Italy	2.150%	12/15/21	15,000	19,250
	Republic of Kazakhstan	4.875%	10/14/44	4,260	4,111
	Republic of Korea	5.125%	12/7/16	9,750	10,617
7	Republic of Latvia	5.250%	2/22/17	2,000	2,169
7	Republic of Latvia	2.750%	1/12/20	4,000	3,951
	Republic of Namibia	5.500%	11/3/21	8,850	9,492
	Republic of Panama	7.250%	3/15/15	4,305	4,395
4	Republic of Panama	4.000%	9/22/24	5,150	5,227
	Republic of Peru	9.875%	2/6/15	33,200	33,959
	Republic of Peru	7.350%	7/21/25	9,800	12,951
	Republic of Poland	3.875%	7/16/15	36,080	36,907
	Republic of Poland	6.375%	7/15/19	34,090	40,469
	Republic of Poland	5.125%	4/21/21	11,335	12,805
	Republic of Poland	5.000%	3/23/22	39,165	43,968
	Republic of Poland	4.000%	1/22/24	4,600	4,847
7	Republic of Serbia	5.250%	11/21/17	1,000	1,029
	Republic of Serbia	5.250%	11/21/17	4,800	4,980
7	Republic of Serbia	5.875%	12/3/18	4,425	4,685
	Republic of Serbia	4.875%	2/25/20	4,800	4,890
	Republic of Slovakia	4.375%	5/21/22	3,000	3,263
7	Republic of Slovakia	4.375%	5/21/22	5,500	5,954
7	Republic of Slovenia	5.250%	2/18/24	10,700	11,543
	Republic of Turkey	7.250%	3/15/15	41,425	42,331
	Republic of Turkey	7.000%	9/26/16	136,680	149,465
	Republic of Turkey	7.500%	7/14/17	27,570	31,039
	Republic of Turkey	6.250%	9/26/22	13,300	15,150

7 Rosneft Finance SA	6.625%	3/20/17	5,900	6,077
7 Rosneft Finance SA	7.875%	3/13/18	11,700	12,461
Rosneft Finance SA	7.875%	3/13/18	5,310	5,655
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	12,200	10,584
Russian Federation	3.500%	1/16/19	77,000	75,675
Russian Federation	5.000%	4/29/20	22,400	23,126
4 Russian Federation	7.500%	3/31/30	37,918	43,075
SABIC Capital II BV	2.625%	10/3/18	9,600	9,696
7 Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	24,420	25,577
Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	17,600	17,809
7 Sinopec Group Overseas Development 2012
Ltd.	2.750%	5/17/17	5,775	5,908
7 Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	20,200	21,159
7 State Bank of India	3.622%	4/17/19	24,580	25,094
State of Israel	5.500%	11/9/16	4,875	5,298
State of Israel	4.000%	6/30/22	1,900	2,045
State of Israel	3.150%	6/30/23	6,000	6,079
7 State of Qatar	4.000%	1/20/15	12,700	12,786
7 State of Qatar	3.125%	1/20/17	8,000	8,361
Statoil ASA	1.800%	11/23/16	5,900	6,017
Statoil ASA	3.125%	8/17/17	8,956	9,395
Statoil ASA	1.200%	1/17/18	5,150	5,127
Statoil ASA	2.900%	11/8/20	10,000	10,261
Statoil ASA	3.150%	1/23/22	2,000	2,046
Svensk Exportkredit AB	1.750%	10/20/15	56,450	57,236
Svensk Exportkredit AB	2.125%	7/13/16	24,400	25,035
Svensk Exportkredit AB	1.750%	5/30/17	4,900	4,996
7 Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,991
7 Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,811
7 Turkiye Halk Bankasi AS	4.875%	7/19/17	1,800	1,852
United Mexican States	5.950%	3/19/19	10,320	11,862
United Mexican States	3.500%	1/21/21	11,500	11,842
United Mexican States	4.750%	3/8/44	8,880	9,056
United Mexican States	5.750%	10/12/10	13,800	14,620
Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	51,485	51,639
Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	10,700	10,695
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	41,230	41,952
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	100,450	100,701
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	34,190	34,879
Total Sovereign Bonds (Cost $4,293,993)				4,328,286
Taxable Municipal Bonds (0.5%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	9,800	9,742
California GO	5.950%	3/1/18	26,110	29,777
California GO	6.200%	10/1/19	13,650	16,100
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	14,600	14,825
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	7,800	7,881
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	5,350	5,435
George Washington University District of
Columbia GO	3.485%	9/15/22	4,800	4,889

	Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,786
	Illinois GO	4.511%	3/1/15	7,780	7,883
	Illinois GO	4.961%	3/1/16	25,550	26,692
	Illinois GO	5.365%	3/1/17	16,540	17,891
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	1.570%	1/1/17	2,000	2,026
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	1,850	1,854
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	29,250	30,582
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	13,800	14,488
6	Mississippi GO (Nissan North America, Inc.
	Project)	0.853%	11/1/17	12,180	12,300
	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	4,585	4,771
6	South Carolina Public Service Authority
	Revenue	1.028%	6/1/15	20,000	20,015
	University of California Revenue	2.054%	5/15/18	3,400	3,505
	University of California Revenue	1.745%	5/15/19	6,250	6,216
Total Taxable Municipal Bonds (Cost $241,209)					246,658
Tax-Exempt Municipal Bonds (0.0%)
	Calhoun County TX Navigation Industrial
	Development Authority Port Revenue (BP
	plc) VRDO	0.100%	11/7/14	10,000	10,000
7	Louisiana Public Facilities Authority Dock &
	Wharf Revenue (Impala Warehousing LLC
	Project)	6.500%	7/1/36	6,700	7,458
Total Tax-Exempt Municipal Bonds (Cost $16,700)					17,458
				Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
10	Lehman Brothers Holdings Inc. Pfd.	7.250%		29,160	—

Total Convertible Preferred Stocks (Cost $28,923)					—

Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
20 Vanguard Market Liquidity Fund (Cost
$1,488,184)	0.114%		1,488,184,214	1,488,184

Total Investments (99.1%) (Cost $51,477,088)				51,689,199
		Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/21/14	784	(159)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		11/21/14	1,259	(99)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/21/14	434	(54)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/21/14	1,259	(826)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		11/21/14	784	(196)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00		11/21/14	434	(183)
Total Liability for Options Written (Premiums received $2,128)				(1,517)
Other Assets and Liabilities-Net (0.9%)				474,560
Net Assets (100%)				52,162,242

1 Securities with a value of $4,875,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $18,133,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $1,677,000 have been segregated as collateral for open forward and over-the-counter swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $5,515,114,000, representing 10.6% of net assets.
8 Security made only partial principal and/or interest payments during the period ended October 31, 2014.
9 Face amount denominated in Euro.
10 Non-income-producing security--security in default.
11 Face amount denominated in British pounds.
12 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Guaranteed by the Government of Japan.
15 Guaranteed by multiple countries.
16 Guaranteed by the Federal Republic of Germany.
17 Guaranteed by the Republic of Hungary
18 Guaranteed by the Republic of Austria.
19 Guaranteed by the State of Qatar.

20 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,481,036	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,111,682	43,737
Corporate Bonds	—	29,839,295	132,863
Sovereign Bonds	—	4,328,286	—
Taxable Municipal Bonds	—	246,658	—
Tax-Exempt Municipal Bonds	—	17,458	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	1,488,184	—	—
Futures Contracts—Assets[1]	4,217	—	—
Futures Contracts—Liabilities[1]	(1,112)	—	—
Forward Currency Contracts—Assets	—	1,741	—
Forward Currency Contracts—Liabilities	—	(466)	—
Swap Contracts—Assets	238[1]	25,026	—
Swap Contracts—Liabilities	(22)[1]	(3,555)	—
Liability for Options Written	(1,517)	—	—
Total	1,489,988	50,047,161	176,600
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2014	6,499	1,426,937	3,796
5-Year U.S. Treasury Note	December 2014	8,081	965,111	(181)
10-Year U.S. Treasury Note	December 2014	(6,430)	(812,491)	1,618
30-Year U.S. Treasury Bond	December 2014	(4,689)	(661,589)	(10,206)
Ultra Long U.S. Treasury Bond	December 2014	399	62,568	(386)
Euro-Bund	December 2014	(183)	(34,497)	94
Euro-Bobl	December 2014	(200)	(31,991)	(138)
Long Gilt	December 2014	(94)	(17,287)	(28)
Euro-Schatz	December 2014	22	3,050	(6)
				(5,437)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank	11/4/14	EUR	84,982	USD	106,873	(377)
Goldman Sachs Bank	11/4/14	GBP	41,338	USD	66,148	(20)
Goldman Sachs Bank	12/2/14	USD	106,891	EUR	84,982	395
Morgan Stanley	11/4/14	USD	76,360	EUR	60,614	400
Goldman Sachs Bank	12/2/14	USD	66,134	GBP	41,338	5
UBS AG	11/4/14	USD	46,924	GBP	28,974	575
Deutsche Bank AG	11/4/14	USD	19,028	EUR	15,000	230
Morgan Stanley	11/4/14	USD	15,928	GBP	10,000	(69)
Chase Securities	11/4/14	USD	10,098	EUR	7,993	83
Deutsche Bank AG	11/4/14	USD	1,984	GBP	1,234	9
Morgan Stanley	11/4/14	USD	1,814	GBP	1,130	7
BNP Paribas	11/4/14	USD	1,760	EUR	1,375	37
						1,275
EUR—Euro.
GBP—British pound.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At October 31, 2014, the fund had the following open swap contracts:
Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Bank of America Corp./Baa2	12/20/17	MSCS	16,900	399	1.000	681
Boeing Co./A2	9/20/18	GSCM	4,885	(70)	1.000	79
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	14,630	454	1.000	662
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	8,310	27	1.000	125
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	7,820	26	1.000	117
Federation of Malaysia/A3	9/20/19	BARC	63,300	(535)	1.000	93
Federative Republic of
Brazil/Baa2	12/20/19	MSCS	24,700	874	1.000	234
Federative Republic of
Brazil/Baa2	12/20/19	MSCS	7,750	174	1.000	(26)
General Electric Capital
Corp./A1	6/20/19	BARC	29,300	(569)	1.000	54
General Electric Capital
Corp./A1	12/20/19	DBAG	29,290	(629)	1.000	(14)
Goldman Sachs Group
Inc./Baa1	12/20/17	MSCS	9,760	256	1.000	392
Hartford Financial Services
Group Inc./Baa3	3/20/18	GSCM	9,750	16	1.000	199
Kingdom of Belgium/WR	9/20/17	RBS	3,800	104	1.000	175
Kohls Corp./Baa1	6/20/18	JPMC	5,380	80	1.000	130
Kohls Corp./Baa1	9/20/18	BOANA	5,380	78	1.000	117
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	19,520	(170)	1.000	279
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	3,900	(32)	1.000	58

Peoples Republic of China/Aa3	12/20/19	BNPSW	24,405	(177)	1.000	62

Republic of Chile/Aa3	12/20/19	MSCS	21,400	(209)	1.000	109

Republic of Peru/A3	9/20/19	JPMC	18,750	(184)	1.000	(139)
			328,930			3,387
Credit Protection Purchased
Alcoa Inc.	6/20/19	BOANA	7,285	(230)	(1.000)	(192)
Alcoa Inc.	6/20/19	BOANA	10,925	(337)	(1.000)	(279)
Banco Bilbao Vizcaya
Argentina SA	12/20/19	BOANA	14,510	176	(1.000)	641
Bank of America Corp.	12/20/14	DBAG	6,700	(1)	(1.000)	(9)
Bank of America Corp.	12/20/14	BARC	6,700	(1)	(1.000)	(9)
Bank of America Corp.	12/20/14	BARC	9,700	(3)	(1.000)	(14)
Computer Sciences Corp.	9/20/15	MSCS	7,315	248	(5.000)	(73)
Computer Sciences Corp.	9/20/15	BARC	7,315	247	(5.000)	(74)
El Du Pont De Nemours & Co.	9/20/18	GSCM	5,200	100	(1.000)	(55)
El Du Pont De Nemours & Co.	9/20/18	BARC	5,200	98	(1.000)	(57)
El Du Pont De Nemours & Co.	9/20/18	DBAG	5,200	98	(1.000)	(57)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	6,865	145	(1.000)	(60)
El Du Pont De Nemours & Co.	9/20/18	BNPSW	5,200	98	(1.000)	(57)
Federal Express Corp.	12/20/18	GSCM	21,640	276	(1.000)	(370)
Federative Republic of Brazil	12/20/15	BOANA	3,500	(10)	(1.000)	(30)
Federative Republic of Brazil	9/20/19	JPMC	4,370	(113)	(1.000)	(24)
Federative Republic of Brazil	12/20/19	DBAG	18,550	(552)	(1.000)	(100)
Intesa Sanpaolo SpA	6/20/19	DBAG	19,530	1,641	(3.000)	(338)
Intesa Sanpaolo SpA	12/20/19	BARC	14,510	154	(1.000)	6
McKesson Corp.	3/20/19	JPMC	18,210	553	(1.000)	(110)
McKesson Corp.	3/20/19	JPMC	18,210	566	(1.000)	(97)
Morgan Stanley	9/20/15	BARC	11,000	(109)	(1.000)	(187)
PPG Industries Inc.	3/20/18	GSCM	9,760	114	(1.000)	(170)
Republic of Austria	9/20/17	BNPSW	3,800	(80)	(1.000)	(178)
Republic of Korea	9/20/18	JPMC	7,800	55	(1.000)	(142)
Republic of South Africa	9/20/19	BARC	12,425	(367)	(1.000)	(14)
Republic of Turkey	9/20/19	GSCM	20,000	(744)	(1.000)	(156)
Republic of Turkey	12/20/19	BARC	21,700	(1,055)	(1.000)	(327)
Russian Federation	12/20/19	JPMC	35,145	(2,208)	(1.000)	67
United Mexican States	12/20/15	BOANA	3,500	(12)	(1.000)	(43)
United Mexican States	12/20/18	DBAG	4,900	(25)	(1.000)	(108)
Wells Fargo & Co.	3/20/15	GSCM	10,660	(7)	(1.000)	(46)

357,325	(2,662)
725

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.
RBS—Royal Bank of Scotland.

Centrally Cleared Interest Rate Swaps
			Fixed Interest			Unrealized
		Notional	Rate Received	Floating Interest		Appreciation
Termination		Amount	(Paid)	Rate Received		(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(Paid) (%)		($000)
11/7/15	LCH	155,000	0.375	(0.153)	2	(35)
11/7/15	LCH	195,000	0.374	(0.153)	2	(44)
12/15/15	CME	100,000	0.327	(0.153)	2	67
2/15/16	LCH	150,000	0.700	(0.153)	2	716
3/15/16	LCH	150,000	0.579	(0.153)	2	458
6/15/16	CME	100,000	0.446	(0.153)	2	—
11/7/17	LCH	62,000	(0.722)	0.153	2	133
11/7/17	LCH	163,000	(0.716)	0.153	2	351
7/10/18	CME	50,000	(1.380)	0.152	2	(191)
7/10/19	CME	50,000	(1.686)	0.152	2	(272)
						1,183

1 CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Over-the-Counter Interest Rate Swaps

			Fixed Interest	Floating Interest		Unrealized
		Notional	Rate Received	Rate Received		Appreciation
Termination		Amount	(Paid)	(Paid)		(Depreciation)
Date	Counterparty[1]	($000)	(%)	(%)		($000)
4/1/15	BNPSW	5,855	0.407	(0.235)	2	4
8/7/15	CSFBI	100,000	0.414	(0.153)	3	174
6/1/16	WFC	6,075	0.566	(0.234)	2	4
6/1/16	GSCM	125	0.555	(0.234)	2	—
6/1/16	WFC	9,500	2.910	(0.234)	2	357
2/7/18	BARC	150,000	(0.957)	0.153	3	882
2/7/19	WFC	150,000	(1.220)	0.153	3	1,465
						2,886

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty[1]	($000)	(000)	($000)
USD 5.453%	GBP 5.875%	4/28/17	MSCS	24,528	GBP 14,650	1,078
USD 4.684%	GBP 5.375%	9/28/16	MSCS	23,541	GBP 13,750	1,521
USD 4.207%	EUR 2.625%	4/1/21	MSCS	22,502	EUR 16,790	1,381
USD 3.810%	EUR 2.625%	4/1/21	BARC	22,491	EUR 16,511	1,176
USD 2.582%	EUR 1.750%	1/15/18	BARC	21,715	EUR 15,842	1,689
USD 5.272%	EUR 3.750%	11/9/20	MSCS	19,868	EUR 14,645	1,492
USD 6.653%	EUR 6.375%	4/4/16	MSCS	18,804	EUR 13,675	1,756
USD 5.693%	GBP 6.125%	5/14/17	BARC	16,195	GBP 9,770	569

USD 4.020%	EUR 2.625%	12/6/18	BARC	14,423	EUR 10,777	966
USD 3.221%	EUR 2.125%	12/1/20	BARC	13,998	EUR 10,205	812
USD 7.106%	EUR 6.000%	6/10/19	BARC	13,546	EUR 9,770	1,260
USD 5.686%	GBP 6.125%	5/14/17	BARC	13,493	GBP 8,119	510
USD 5.013%	EUR 3.750%	7/12/18	MSCS	13,086	EUR 9,800	828
USD 5.213%	EUR 3.250%	2/20/21	MSCS	10,153	EUR 7,855	417
USD 4.750%	EUR 3.500%	10/4/21	JPMC	10,080	EUR 7,300	695
USD 4.416%	EUR 3.000%	7/8/19	MSCS	9,737	EUR 7,200	726
USD 4.428%	EUR 3.000%	7/8/19	BARC	6,854	EUR 5,100	471
USD 7.183%	EUR 6.000%	6/10/19	MSCS	4,577	EUR 3,341	377
USD 5.210%	EUR 3.500%	10/4/21	MSCS	2,458	EUR 1,850	136
						17,860

1 BARC—Barclays Bank plc.

JPMC—JP Morgan Chase Bank.

MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.

GBP—British pound.

At October 31, 2014, counterparties had deposited in segregated accounts securities with a value of $22,056,000 in connection with open swap contracts and forward currency contracts.

G. At October 31, 2014, the cost of investment securities for tax purposes was $51,502,973,000. Net unrealized appreciation of investment securities for tax purposes was $186,266,000, consisting of unrealized gains of $418,413,000 on securities that had risen in value since their purchase and $232,187,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (101.8%)
U.S. Government Securities (4.6%)
	United States Treasury Note/Bond	0.875%	10/15/17	98,500	98,361
	United States Treasury Note/Bond	0.750%	3/31/18	5,600	5,523
	United States Treasury Note/Bond	1.375%	6/30/18	68,750	69,051
	United States Treasury Note/Bond	1.250%	10/31/18	67,000	66,686
					239,621
Agency Bonds and Notes (83.4%)
1	AID-Jordan	1.945%	6/23/19	36,000	36,360
1	AID-Tunisia	2.452%	7/24/21	15,000	15,206
2	Federal Home Loan Banks	0.375%	8/28/15	103,250	103,445
2	Federal Home Loan Banks	1.750%	9/11/15	21,000	21,288
2	Federal Home Loan Banks	2.875%	9/11/15	24,000	24,560
2	Federal Home Loan Banks	1.625%	12/11/15	5,000	5,073
2	Federal Home Loan Banks	0.375%	2/19/16	134,250	134,323
2	Federal Home Loan Banks	0.370%	3/21/16	150,000	149,952
2	Federal Home Loan Banks	0.375%	6/10/16	26,000	25,968
2	Federal Home Loan Banks	2.000%	9/9/16	8,420	8,645
2	Federal Home Loan Banks	0.500%	9/28/16	156,000	155,842
2	Federal Home Loan Banks	0.875%	5/24/17	1,750	1,751
[2,3]	Federal Home Loan Banks	1.100%	9/19/17	75,000	75,066
[2,3]	Federal Home Loan Banks	1.200%	5/24/18	50,000	49,574
[3,4]	Federal Home Loan Mortgage Corp.	0.500%	9/25/15	35,075	35,180
4	Federal Home Loan Mortgage Corp.	0.400%	3/15/16	140,000	140,050
4	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	10,500	10,514
[3,4]	Federal Home Loan Mortgage Corp.	0.550%	5/20/16	45,450	45,459
[3,4]	Federal Home Loan Mortgage Corp.	0.700%	9/27/16	25,000	25,019
[3,4]	Federal Home Loan Mortgage Corp.	0.650%	9/30/16	100,000	100,071
4	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	80,400	80,853
[3,4]	Federal Home Loan Mortgage Corp.	0.800%	11/21/16	42,750	42,764
4	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	244,000	244,788
4	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	152,500	153,372
4	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	25,000	25,241
[3,4]	Federal Home Loan Mortgage Corp.	1.100%	7/21/17	100,000	100,208
4	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	65,000	65,116
[3,4]	Federal Home Loan Mortgage Corp.	1.250%	8/14/17	100,000	100,031
4	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	36,250	36,226
4	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	187,650	185,109
4	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	55,250	54,549
4	Federal National Mortgage Assn.	2.375%	7/28/15	56,500	57,431
[4,5]	Federal National Mortgage Assn.	0.500%	9/28/15	179,250	179,793
4	Federal National Mortgage Assn.	1.625%	10/26/15	54,250	55,021
4	Federal National Mortgage Assn.	0.375%	12/21/15	57,000	57,111
4	Federal National Mortgage Assn.	2.250%	3/15/16	10,705	10,980
4	Federal National Mortgage Assn.	0.500%	3/30/16	131,250	131,465
[3,4]	Federal National Mortgage Assn.	0.520%	5/20/16	180,000	179,923
4	Federal National Mortgage Assn.	0.625%	8/26/16	9,250	9,269
[3,4]	Federal National Mortgage Assn.	0.625%	10/25/16	100,000	99,753
4	Federal National Mortgage Assn.	1.250%	1/30/17	225,000	227,781
4	Federal National Mortgage Assn.	5.000%	2/13/17	6,000	6,580
4	Federal National Mortgage Assn.	0.750%	4/20/17	77,250	77,131
4	Federal National Mortgage Assn.	1.125%	4/27/17	118,000	118,931
4	Federal National Mortgage Assn.	5.000%	5/11/17	44,500	49,083
[3,4]	Federal National Mortgage Assn.	2.000%	5/16/17	80,000	81,887

Vanguard Short-Term Federal Fund

[3,4]	Federal National Mortgage Assn.	1.000%	8/14/17	35,000	34,891
[3,4]	Federal National Mortgage Assn.	2.000%	9/26/17	100,000	102,080
4	Federal National Mortgage Assn.	1.000%	9/27/17	44,750	44,720
[3,4]	Federal National Mortgage Assn.	1.070%	9/27/17	27,000	26,901
[3,4]	Federal National Mortgage Assn.	2.000%	10/17/17	100,000	102,049
4	Federal National Mortgage Assn.	0.875%	10/26/17	88,000	87,592
[3,4]	Federal National Mortgage Assn.	1.000%	11/28/17	20,500	20,412
4	Federal National Mortgage Assn.	0.875%	2/8/18	77,600	76,787
[3,4]	Federal National Mortgage Assn.	1.250%	9/27/18	10,000	9,901
4	Federal National Mortgage Assn.	1.750%	6/20/19	21,000	21,005
4	Federal National Mortgage Assn.	1.750%	9/12/19	83,500	83,366
4	Federal National Mortgage Assn.	0.000%	10/9/19	130,000	116,891
					4,320,337
Conventional Mortgage-Backed Securities (13.8%)
[3,4]	Fannie Mae Pool	2.000%	10/1/27–7/1/28	11,830	11,751
[3,4,6]Fannie Mae Pool		2.500%	12/1/27–12/1/29	73,381	74,434
[3,4,6]Fannie Mae Pool		3.000%	12/1/20–11/1/29	84,368	87,563
[3,4,6]Fannie Mae Pool		3.500%	11/1/24–12/1/44	142,296	148,254
[3,4,6]Fannie Mae Pool		4.000%	6/1/18–12/1/44	123,700	131,267
[3,4]	Fannie Mae Pool	4.500%	11/1/14–10/1/25	20,579	21,730
[3,4]	Fannie Mae Pool	5.000%	12/1/14–6/1/25	16,815	17,789
[3,4]	Fannie Mae Pool	5.500%	3/1/16–1/1/25	9,580	10,125
[3,4]	Fannie Mae Pool	6.000%	4/1/17–5/1/24	793	841
[3,4]	Fannie Mae Pool	6.500%	8/1/16–9/1/16	1,154	1,208
[3,4]	Fannie Mae Pool	7.500%	3/1/15–8/1/15	7	8
[3,4]	Fannie Mae Pool	8.000%	4/1/15–9/1/15	39	40
[3,4,6]Freddie Mac Gold Pool		2.000%	9/1/28–10/1/29	10,385	10,285
[3,4,6]Freddie Mac Gold Pool		2.500%	6/1/22–11/1/29	57,146	57,949
[3,4,6]Freddie Mac Gold Pool		3.000%	9/1/29–11/1/29	55,000	56,942
[3,4,6]Freddie Mac Gold Pool		3.500%	3/1/21–11/1/29	34,181	36,222
[3,4]	Freddie Mac Gold Pool	4.000%	1/1/15–9/1/26	23,196	24,713
[3,4]	Freddie Mac Gold Pool	4.500%	5/1/18–9/1/26	14,877	15,784
[3,4]	Freddie Mac Gold Pool	5.000%	6/1/17–6/1/25	7,673	8,143
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/16–9/1/21	237	248
[3,4]	Freddie Mac Gold Pool	6.000%	10/1/18	70	71
					715,367
Total U.S. Government and Agency Obligations (Cost $5,264,801)					5,275,325

Vanguard Short-Term Federal Fund

Temporary Cash Investment (9.0%)
			Shares
Money Market Fund (9.0%)
7 Vanguard Market Liquidity Fund
(Cost $467,057)	0.114%		467,057,000	467,057
Total Investments (110.8%) (Cost $5,731,858)				5,742,382
		Expiration
		Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/21/14	78	(16)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		11/21/14	125	(10)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/21/14	43	(5)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/21/14	125	(82)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		11/21/14	78	(20)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00		11/21/14	43	(18)
Total Liability for Options Written (Premiums received $211)				(151)
Other Assets and Liabilities-Net (-10.8%)				(559,232)
Net Assets (100%)				5,182,999
1 U.S. government guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,505,000 have been segregated as initial margin for open futures contracts.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery

Vanguard Short-Term Federal Fund

arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2014, counterparties had deposited in segregated accounts securities and cash with a value of $2,279,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,275,325	—
Temporary Cash Investments	467,057	—	—
Futures Contracts—Assets[1]	391	—	—
Futures Contracts—Liabilities[1]	(166)	—	—
Liability for Options Written	(151)	—	—
Total	467,131	5,275,325	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest

Vanguard Short-Term Federal Fund

rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2014	1,532	336,370	154
10-Year U.S. Treasury Note	December 2014	(687)	(86,809)	8
5-Year U.S. Treasury Note	December 2014	519	61,984	(414)
30-Year U.S. Treasury Bond	December 2014	(242)	(34,145)	33
Ultra Long U.S. Treasury Bond	December 2014	(60)	(9,409)	(39)
				(258)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2014, the cost of investment securities for tax purposes was $5,732,137,000. Net unrealized appreciation of investment securities for tax purposes was $10,245,000, consisting of unrealized gains of $16,167,000 on securities that had risen in value since their purchase and $5,922,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.8%)
U.S. Government Securities (7.8%)
	United States Treasury Note/Bond	0.250%	5/31/15	116,500	116,610
	United States Treasury Note/Bond	0.250%	7/15/15	72,500	72,579
	United States Treasury Note/Bond	0.250%	10/15/15	161,500	161,676
1	United States Treasury Note/Bond	2.625%	4/30/16	4,700	4,859
	United States Treasury Note/Bond	0.500%	9/30/16	315	315
	United States Treasury Note/Bond	0.375%	10/31/16	6,000	5,986
1	United States Treasury Note/Bond	0.750%	1/15/17	90,500	90,769
	United States Treasury Note/Bond	0.875%	8/15/17	65,350	65,350
	United States Treasury Note/Bond	1.000%	9/15/17	12,315	12,353
	United States Treasury Note/Bond	0.625%	9/30/17	22,500	22,300
	United States Treasury Note/Bond	0.875%	10/15/17	664,710	663,773
2	United States Treasury Note/Bond	2.875%	3/31/18	15,000	15,862
	United States Treasury Note/Bond	2.750%	2/15/19	6,395	6,733
	United States Treasury Note/Bond	1.250%	4/30/19	3,000	2,965
1	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,673
	United States Treasury Note/Bond	1.750%	9/30/19	92,100	92,704
	United States Treasury Note/Bond	2.000%	8/31/21	31,250	31,187
	United States Treasury Note/Bond	2.375%	8/15/24	67,950	68,184
					1,435,878
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,5]Freddie Mac Non Gold Pool		2.375%	8/1/32	467	485
[3,4,5]Freddie Mac Non Gold Pool		2.393%	9/1/32	182	187
					672
Total U.S. Government and Agency Obligations (Cost $1,436,604)					1,436,550
Asset-Backed/Commercial Mortgage-Backed Securities (11.5%)
5	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	4,000	4,007
5	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	3,000	2,993
[5,6]	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	3,280	3,332
[3,5]	Ally Master Owner Trust Series 2010-4	1.223%	8/15/17	39,470	39,691
[3,5,6]Ally Master Owner Trust Series 2010-4		1.703%	8/15/17	8,100	8,151
[3,5,6]Ally Master Owner Trust Series 2010-4		2.103%	8/15/17	6,160	6,211
5	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,620	2,618
[3,5]	Ally Master Owner Trust Series 2014-1	0.623%	1/15/19	3,050	3,050
5	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	3,500	3,505
5	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	2,400	2,402
[3,5]	American Express Credit Account Secured
	Note Trust 2008-2	1.413%	9/15/20	10,170	10,481
[3,5]	American Express Credit Account Secured
	Note Trust 2012-4	0.703%	5/15/20	7,000	7,033
[3,5]	American Express Issuance Trust II 2013-1	0.433%	2/15/19	13,000	12,972
[3,5,6]American Homes 4 Rent 2014-SFR1		1.250%	6/17/31	1,093	1,085
[3,5,6]American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	970	943
[5,6]	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	4,200	4,255
[5,6]	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,074
[5,6]	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	6,000	6,566
[5,6]	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	3,540	4,129
5	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	720	720

5	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	3,100	3,093
5	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	1,500	1,520
5	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,547
5	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	1,660	1,693
5	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,287
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	1,470	1,475
5	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/8/19	1,655	1,667
5	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	1,000	995
5	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	500	490
[5,6]	Applebees/IHOP Funding LLC 2014-1	4.277%	9/5/44	2,090	2,084
[5,6]	ARL Second LLC 2014-1A	2.920%	6/15/44	1,811	1,820
[3,5,6]Arran Residential Mortgages Funding 2010-1
	plc	1.631%	5/16/47	4,969	5,008
[3,5,6]Arran Residential Mortgages Funding 2011-1
	plc	1.682%	11/19/47	3,809	3,844
[5,6]	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	1,100	1,163
[3,5]	BA Credit Card Trust 2014-A1	0.533%	6/15/21	18,930	18,952
[5,6]	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	4,948
5	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	2,220	2,373
5	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	4,372	4,686
5	Banc of America Commercial Mortgage Trust
	2007-2	5.561%	4/10/49	3,339	3,626
5	Banc of America Commercial Mortgage Trust
	2008-1	6.200%	2/10/51	5,793	6,500
5	Banc of America Commercial Mortgage Trust
	2008-1	6.244%	2/10/51	24,812	27,749
[3,5,6]Bank of America Student Loan Trust 2010-
	1A	1.034%	2/25/43	11,995	12,027
5	Barclays Dryrock Issuance Trust_14-3	2.410%	7/15/22	15,800	15,987
[5,6]	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	2,974	3,026
5	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	1,320	1,361
5	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	2,298	2,454
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.707%	6/11/40	22,140	24,316
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	9,610	10,574
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	3,843	4,245
[3,5]	Brazos Higher Education Authority Inc.
	Series 2005-3	0.434%	6/25/26	5,720	5,545
[3,5]	Brazos Higher Education Authority Inc.
	Series 2010-1	1.135%	5/25/29	2,478	2,472
[3,5]	Brazos Higher Education Authority Inc.
	Series 2011-1	1.038%	2/25/30	15,141	15,254

[5,6]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	2,000	2,002
[5,6]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	2,988	3,003
5	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	6,550	6,545
5	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	1,550	1,544
5	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	1,700	1,695
5	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	6,485	6,699
5	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	5,020	5,023
5	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	3,400	3,416
5	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	3,045	3,094
5	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	1,775	1,802
5	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	2,500	2,514
5	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	650	655
5	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	1,000	1,014
5	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	800	817
[3,5]	Capital One Multi-asset Execution Trust
	2007-A2	0.233%	12/16/19	5,610	5,590
[3,5]	Capital One Multi-asset Execution Trust
	2007-A5	0.193%	7/15/20	18,644	18,497
[3,5]	Capital One Multi-Asset Execution Trust
	2014-A3	0.533%	1/18/22	5,135	5,128
5	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	2,920	2,948
5	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	1,785	1,813
5	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	520	519
5	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	970	969
5	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	9,100	9,118
[5,6]	CFCRE Commercial Mortgage Trust 2011-
	C1	5.543%	4/15/44	2,900	3,280
[5,6]	CFCRE Commercial Mortgage Trust 2011-
	C2	5.559%	12/15/47	5,260	6,100
[3,5]	Chase Issuance Trust 2007-C1	0.613%	4/15/19	6,100	6,068
[3,5]	Chase Issuance Trust 2012-A10	0.413%	12/16/19	6,000	5,984
[5,6]	Chrysler Capital Auto Receivables Trust
	2013-AA	1.830%	3/15/19	915	926
[5,6]	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	1,100	1,115
[5,6]	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	1,190	1,213
[5,6]	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	2,150	2,162
[5,6]	CIT Equipment Collateral 2013-VT1	1.130%	7/20/20	3,145	3,157
[3,5]	Citibank Credit Card Issuance Trust 2005-C2	0.623%	3/24/17	1,520	1,519
[3,5]	Citibank Credit Card Issuance Trust 2008-A7	1.532%	5/20/20	11,800	12,237
[3,5]	Citibank Credit Card Issuance Trust 2013-A2	0.433%	5/26/20	10,000	9,988
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	17,320	17,445
[5,6]	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	43,447	43,503
5	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	6,650	7,108
5	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,770	5,797
[5,6]	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,017	2,076
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	5,650	5,651
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	3,300	3,447
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	700	745

[3,5,6]Citigroup Commercial Mortgage Trust 2014-
	388G	0.904%	6/15/33	1,000	1,003
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	920	955
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	2,480	2,604
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	2,460	2,526
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	1,020	1,047
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	740	762
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.454%	7/10/47	1,250	1,275
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	5,300	5,465
[5,6]	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	5,352	5,466
[5,6]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	4,968	4,880
[3,5,6]Colony American Homes 2014-1		1.400%	5/17/31	2,674	2,677
[3,5,6]Colony American Homes 2014-1		1.600%	5/17/31	1,960	1,938
[3,5,6]Colony American Homes Single-Family
	Rental Pass-Through Certificates 2014-2	1.504%	7/17/31	700	694
5	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	5,026	5,398
5	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	15,697	16,774
5	COMM 2007-C9 Mortgage Trust	5.796%	12/10/49	3,620	3,986
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,700	2,733
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,057
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	2,855	2,830
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,215	6,157
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,700	2,651
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	4,800	5,102
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	3,900	4,223
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,400	1,466
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	7,570	8,067
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	6,375	6,870
5	COMM 2013-CCRE13 Mortgage Trust	4.756%	12/10/23	855	934
5	COMM 2013-CCRE13 Mortgage Trust	4.756%	12/10/23	1,560	1,657
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	5,000	5,179
5	COMM 2013-CCRE9 Mortgage Trust	4.236%	7/10/45	4,980	5,411
5	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	1,700	1,765
5	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	800	851
[5,6]	COMM 2013-CR9 Mortgage Trust	4.260%	7/10/45	1,600	1,637
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	3,180	3,305
[5,6]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,050	1,114
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,800	3,764
[5,6]	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	6,500	6,442
[5,6]	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	8,000	8,258
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,890	3,016
5	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	1,520	1,604
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,540	2,748
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,650	1,703
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,700	1,812
5	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,397
5	COMM 2014-CCRE15 Mortgage Trust	4.718%	2/10/47	1,600	1,753
5	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	2,900	3,062
5	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	1,290	1,356
5	COMM 2014-CR17 Mortgage Trust	4.736%	5/10/47	1,340	1,397
5	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	1,600	1,661

5	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	1,700	1,776
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,270	2,385
5	Commercial Mortgage Trust 2006-GG7	5.819%	7/10/38	24,159	25,594
6	Commonwealth Bank of Australia	1.875%	12/11/18	3,350	3,334
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.806%	6/15/38	724	765
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	1,857	1,981
5	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	5.973%	2/15/41	3,198	3,574
[5,6]	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	3,048	3,049
[3,5]	Discover Card Execution Note Trust 2012-A4	0.523%	11/15/19	4,555	4,570
5	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,000	39,391
[3,5]	Discover Card Execution Note Trust 2013-A1	0.453%	8/17/20	18,000	17,998
5	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	10,900	10,973
6	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,292
[5,6]	Enterprise Fleet Financing LLC Series 2011-
	3	2.100%	5/20/17	4,162	4,168
[5,6]	Enterprise Fleet Financing LLC Series 2012-
	2	0.720%	4/20/18	2,398	2,402
[5,6]	Enterprise Fleet Financing LLC Series 2012-
	2	0.930%	4/20/18	2,200	2,205
[5,6]	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	2,200	2,204
5	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	4,000	4,006
5	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	3,050	3,052
5	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	4,730	4,757
5	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	2,000	2,004
5	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	2,800	2,798
5	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	2,890	2,880
[5,6]	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	6,160	6,194
[5,6]	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	1,400	1,426
[5,6]	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	10,930	10,957
[5,6]	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	1,600	1,606
[5,6]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	8,785	8,848
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	2,000	2,033
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	24,203	24,188
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	1,600	1,598
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	1,900	1,912
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	5,700	5,705
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	2,100	2,104
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	820	824
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	670	672
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	720	717
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	290	291
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	2,000	2,000

5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	900	900
[3,5]	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.653%	2/15/21	6,100	6,122
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	14,795	14,804
[5,6]	FRS I LLC 2013-1A	1.800%	4/15/43	1,194	1,185
[5,6]	FRS I LLC 2013-1A	3.080%	4/15/43	6,074	6,099
[3,5]	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.153%	5/15/19	10,800	10,835
5	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	30,075
[3,5]	GE Capital Credit Card Master Note Trust
	Series 2012-3	0.603%	3/15/20	39,385	39,420
5	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	2,300	2,291
[3,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-2	0.907%	4/22/19	13,000	13,111
[3,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-4	0.597%	10/20/17	10,000	9,997
[3,5]	GE Dealer Floorplan Master Note Trust
	Series 2014-2	0.607%	10/20/19	4,400	4,400
[5,6]	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	1,700	1,694
[5,6]	GM Financial Leasing Trust 2014-2A	1.620%	2/20/18	8,000	8,015
[5,6]	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	18,000	18,254
[3,5,6]Golden Credit Card Trust 2012-3A		0.603%	7/17/17	7,422	7,433
[3,5,6]Golden Credit Card Trust 2013-1A		0.403%	2/15/18	4,500	4,500
[5,6]	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	1,031
[5,6]	Great America Leasing Receivables 2011-1	2.340%	4/15/16	177	177
[5,6]	Great America Leasing Receivables 2013-1	1.160%	5/15/18	2,500	2,483
[5,6]	GS Mortgage Securities Trust 2010-C2	5.223%	12/10/43	1,370	1,501
[5,6]	GS Mortgage Securities Trust 2011-GC3	5.537%	3/10/44	2,650	2,963
[5,6]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	4,100	4,256
[5,6]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	6,450	6,391
[5,6]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,139
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	3,700	3,703
5	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,575
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,000	2,078
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	846
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	8,070	8,490
5	GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	1,860	1,942
5	GS Mortgage Securities Trust 2014-GC24	4.528%	9/10/47	2,685	2,741
5	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	3,500	3,494
[5,6]	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	7,930	8,172
[5,6]	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	7,500	7,819
[5,6]	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	17,800	17,691
[5,6]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	3,120	3,123
[5,6]	Hilton USA Trust 2013-HLT	3.367%	11/5/30	3,240	3,255
[5,6]	Hilton USA Trust 2013-HLT	3.714%	11/5/30	1,455	1,493
[5,6]	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	1,900	1,911
[5,6]	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	550	551
5	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	1,700	1,716
5	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	1,000	991
5	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	1,200	1,208
5	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,380
5	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,943

5	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,700	1,701
5	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,151
5	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	2,200	2,194
[3,5,6]Hyundai Floorplan Master Owner Trust
	Series 2013-1	0.503%	5/15/18	4,000	4,001
[3,5,6]Hyundai Floorplan Master Owner Trust
	Series 2013-1	0.803%	5/15/18	1,400	1,395
[5,6]	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	4,378	4,391
3	Illinois Student Assistance Commission
	Series 2010-1	1.284%	4/25/22	8,508	8,569
[3,5,6]Invitation Homes 2014-SFR1 Trust		1.654%	6/17/31	4,750	4,669
[3,5,6]Invitation Homes 2014-SFR2 Trust		1.253%	9/17/31	2,560	2,548
[3,5,6]Invitation Homes 2014-SFR2 Trust		1.753%	9/17/31	700	687
[5,6]	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,000	5,976
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	2,891	3,048
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.863%	4/15/45	3,613	3,847
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	24,989	27,162
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	4,446	4,892
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,272	3,549
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	2,686	2,954
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	10,030	10,772
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	1,250	1,317
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,175	1,260
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.508%	11/15/43	2,730	3,010
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.508%	11/15/43	2,313	2,554
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	6,550	7,084
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,990	5,535
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,484
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.323%	8/15/46	4,000	4,591
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	4,499	4,685
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,640	4,592
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,070	4,133
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,451
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,900	5,924
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,605
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	980	1,028

5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.944%	12/15/46	2,135	2,330
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.009%	12/15/46	960	1,018
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	5,378	5,316
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,000	5,199
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.026%	7/15/45	5,000	5,269
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	1,300	1,351
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,400	1,482
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	2,300	2,385
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	400	420
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,896
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.081%	11/15/45	1,300	1,428
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	3,920	4,224
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	7,000	7,465
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	600	644
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.809%	2/15/47	2,500	2,715
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.809%	2/15/47	1,000	1,040
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	680	704
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	2,000	2,058
3	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.753%	9/1/28	3,018	3,009
[5,6]	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	910	928
[3,5,6]Lanark Master Issuer plc 2012-2A		1.635%	12/22/54	1,721	1,741
[3,5,6]Lanark Master Issuer plc 2013-1A		0.735%	12/22/54	3,677	3,681
5	LB-UBS Commercial Mortgage Trust 2006-
	C3	5.641%	3/15/39	5,832	6,139
5	LB-UBS Commercial Mortgage Trust 2006-
	C6	5.342%	9/15/39	2,219	2,370
5	LB-UBS Commercial Mortgage Trust 2006-
	C7	5.347%	11/15/38	25,211	27,096
5	LB-UBS Commercial Mortgage Trust 2007-
	C2	5.387%	2/15/40	18,514	19,984
5	LB-UBS Commercial Mortgage Trust 2007-
	C7	5.866%	9/15/45	15,797	17,525
[5,6]	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	8,319	8,332
[5,6]	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,318
[5,6]	Master Credit Card Trust 2012-2A	1.970%	4/21/17	1,400	1,409
[5,6]	Master Credit Card Trust 2013-3A	2.280%	1/22/18	2,100	2,101
[3,5]	MBNA Credit Card Master Note Trust 2004-
	A3	0.413%	8/16/21	27,360	27,190

[5,6]	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	15,000	15,022
5	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	797	852
5	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	15,328	16,884
[5,6]	MIRAMAX LLC 2014-1A	3.340%	7/20/26	1,050	1,050
5	ML-CFC Commercial Mortgage Trust 2006-2	5.870%	6/12/46	860	917
[5,6]	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	2,880	2,917
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	7,445	7,563
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	2,050	2,132
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,740	5,677
[5,6]	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	6,000	5,871
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	1,800	1,875
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.217%	8/15/46	7,317	7,914
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	810	861
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,445
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	1,995
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	11,910	11,886
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,437
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,715
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	4,610	4,815
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	935	978
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.325%	6/15/47	2,400	2,503
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.758%	6/15/47	2,400	2,490
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	10,050	10,417
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	530	551
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	2,150	2,259
5	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	4,322	4,613
5	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,961	2,104
5	Morgan Stanley Capital I Trust 2007-IQ15	5.908%	6/11/49	7,356	8,102
5	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	5,106	5,592
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,542
[5,6]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,000	6,006
[5,6]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/24	4,190	4,377
[5,6]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	1,050	1,074
[5,6]	Motor 2012 plc	1.286%	2/25/20	401	401
6	National Australia Bank Ltd.	2.000%	6/20/17	6,600	6,723
[3,5]	Navient Student Loan Trust 2014-1	0.902%	2/25/39	650	647
[3,5,6]Navistar Financial Dealer Note Master
	Owner Trust Series 2013-1	0.822%	1/25/18	6,400	6,400

[3,5]	New Mexico Educational Assistance
	Foundation 2013-1	0.853%	1/2/25	4,775	4,785
[3,5]	Nissan Master Owner Trust Receivables
	Series 2013-A	0.453%	2/15/18	9,000	8,977
6	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	5,500	5,519
3	North Carolina State Education Assistance
	Authority 2011-1	1.134%	1/26/26	4,386	4,400
[3,5,6]PFS Financing Corp. 2014-AA		0.753%	2/15/19	1,600	1,593
[3,5,6]Resimac MBS Trust 2014-1A		0.935%	12/12/45	4,377	4,391
5	Royal Bank of Canada	1.200%	9/19/18	5,750	5,712
5	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	1,070	1,074
5	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	1,350	1,354
5	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	5,500	5,550
5	Santander Drive Auto Receivables Trust
	2013-4	1.590%	10/15/18	2,555	2,549
5	Santander Drive Auto Receivables Trust
	2013-4	2.360%	4/15/20	2,385	2,414
5	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	4,395	4,407
5	Santander Drive Auto Receivables Trust
	2013-5	2.250%	6/17/19	2,780	2,811
[3,5,6]Silver Bay Realty 2014-1 Trust		1.154%	9/17/31	2,386	2,375
[3,5,6]Silver Bay Realty 2014-1 Trust		1.604%	9/17/31	498	493
[3,5,6]Silverstone Master Issuer plc 2010-1A		1.731%	1/21/55	18,475	18,682
[3,5]	SLM Student Loan Trust 2005-5	0.334%	4/25/25	3,561	3,531
[3,5]	SLM Student Loan Trust 2006-5	0.344%	1/25/27	3,000	2,949
[3,5]	SLM Student Loan Trust 2006-6	0.344%	10/27/25	6,500	6,381
[3,5]	SLM Student Loan Trust 2007-1	0.324%	1/26/26	24,625	24,055
[5,6]	SLM Student Loan Trust 2011-A	4.370%	4/17/28	1,700	1,818
[5,6]	SLM Student Loan Trust 2011-B	3.740%	2/15/29	10,500	11,050
[3,5,6]SLM Student Loan Trust 2011-C		1.553%	12/15/23	1,602	1,609
[5,6]	SLM Student Loan Trust 2011-C	4.540%	10/17/44	5,450	5,878
[3,5,6]SLM Student Loan Trust 2012-B		1.253%	12/15/21	1,184	1,188
[5,6]	SLM Student Loan Trust 2012-B	3.480%	10/15/30	4,550	4,720
[3,5,6]SLM Student Loan Trust 2012-E		0.903%	10/16/23	6,754	6,764
[3,5,6]SLM Student Loan Trust 2013-1		1.203%	5/17/27	5,400	5,420
[5,6]	SLM Student Loan Trust 2013-1	2.500%	3/15/47	1,800	1,736
[3,5]	SLM Student Loan Trust 2013-6	0.802%	6/26/28	4,500	4,554
[5,6]	SLM Student Loan Trust 2013-B	1.850%	6/17/30	3,000	2,969
[5,6]	SLM Student Loan Trust 2013-B	3.000%	5/16/44	3,000	2,955
[5,6]	SLM Student Loan Trust 2013-C	3.500%	6/15/44	2,000	2,017
[3,5]	SLM Student Loan Trust 2014-1	0.752%	2/26/29	1,150	1,150
[5,6]	SLM Student Loan Trust 2014-A	2.590%	1/15/26	900	916
[5,6]	SLM Student Loan Trust 2014-A	3.500%	11/15/44	800	789
[5,6]	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	1,092	1,099
5	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	5,025	5,025
5	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,000	1,998
5	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	4,200	4,179
[5,6]	Sonic Capital LLC 2011-1A	5.438%	5/20/41	3,076	3,267
[3,5]	South Carolina Student Loan Corp. Revenue
	2010-1	1.233%	7/25/25	10,380	10,472
6	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,975
[5,6]	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	10,400	10,230
6	Stadshypotek AB	1.250%	5/23/18	1,930	1,907
[5,6]	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	900	900

[5,6]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,160	2,225
[3,5,6]Trade Maps_2013-1A		0.852%	12/10/18	6,460	6,468
[3,5,6]Trade Maps_2013-1A		1.402%	12/10/18	1,225	1,224
[3,5,6]Trade Maps_2013-1A		2.402%	12/10/18	670	676
[3,5,6]Trafigura Securitisation Finance plc
	TRFIG_14-1A	1.103%	10/15/21	5,720	5,720
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,278
[5,6]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,000	6,102
5	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,055	4,987
[5,6]	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	8,000	7,956
[5,6]	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,156
[5,6]	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	650	685
[5,6]	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	490	508
[5,6]	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	8,600	8,612
[5,6]	Volvo Financial Equipment LLC Series 2012-
	1	2.380%	9/16/19	1,200	1,213
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	10,426	11,017
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	3,941	4,224
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	23,734	25,393
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,654	3,924
5	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	5.941%	2/15/51	3,164	3,419
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	5,990	5,967
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,610	1,643
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	750	803
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	2,670	2,884
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	2,400	2,490
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	5,800	6,044
5	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	727
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,504
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,477
6	Westpac Banking Corp.	1.850%	11/26/18	6,285	6,286
[5,6]	Westpac Banking Corp.	1.250%	12/14/18	2,450	2,426
[5,6]	WFLD Mortgage Trust_13-MONT	3.755%	8/10/31	320	329
[5,6]	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	5,450	5,939
5	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	4,930	4,865
5	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	5,400	5,564
5	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	4,170	4,403

5	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	3,300	3,309
5	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	7,360	7,290
5	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	2,870	2,909
5	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,220	2,215
5	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	600	621
5	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	1,900	1,994
5	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	357	373
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	3,365	3,504
5	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	1,895	1,990
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	6,340	6,818
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.673%	12/15/46	1,085	1,171
5	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	6,075	6,488
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	3,000	3,140
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	1,900	2,011
5	WFRBS Commercial Mortgage Trust 2014-
	C20	4.510%	5/15/47	1,410	1,433
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	5,215	5,385
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	700	717
5	WFRBS Commercial Mortgage Trust 2014-
	C21	4.213%	8/15/47	610	629
5	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	2,410	2,387
5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	980	1,031
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	170	177
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	3,200	3,381
5	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	4,000	3,982
[3,5,6]World Omni Master Owner Trust 2013-1		0.503%	2/15/18	4,000	3,998
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,083,277)					2,114,599
Corporate Bonds (74.8%)
Finance (28.5%)
	Banking (18.9%)
	Abbey National Treasury Services plc	3.050%	8/23/18	3,950	4,106
	Abbey National Treasury Services plc	2.350%	9/10/19	3,415	3,399
	Abbey National Treasury Services plc	4.000%	3/13/24	43,500	44,922
	AgriBank FCB	9.125%	7/15/19	5,000	6,367
	American Express Bank FSB	6.000%	9/13/17	4,250	4,777
	American Express Centurion Bank	5.950%	6/12/17	10,000	11,185

American Express Centurion Bank	6.000%	9/13/17	5,060	5,678
American Express Co.	6.150%	8/28/17	10,900	12,284
American Express Co.	7.000%	3/19/18	12,000	13,985
American Express Co.	2.650%	12/2/22	16,082	15,686
Associates Corp. of North America	6.950%	11/1/18	8,855	10,394
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	8,000	8,094
6 Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	11,817	13,290
6 Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	16,000	16,374
6 Banco de Credito del Peru	4.250%	4/1/23	5,000	5,015
Bank of America Corp.	6.500%	8/1/16	6,375	6,951
Bank of America Corp.	6.400%	8/28/17	7,850	8,831
Bank of America Corp.	6.000%	9/1/17	1,750	1,947
Bank of America Corp.	5.750%	12/1/17	4,000	4,449
Bank of America Corp.	6.875%	4/25/18	8,123	9,383
Bank of America Corp.	5.650%	5/1/18	4,500	5,023
Bank of America Corp.	6.875%	11/15/18	2,797	3,271
Bank of America Corp.	2.600%	1/15/19	13,000	13,108
Bank of America Corp.	7.625%	6/1/19	13,000	15,742
Bank of America Corp.	5.625%	7/1/20	19,340	21,962
Bank of America Corp.	5.875%	1/5/21	16,010	18,510
Bank of America Corp.	5.000%	5/13/21	5,285	5,816
Bank of America Corp.	5.700%	1/24/22	21,500	24,707
Bank of America Corp.	3.300%	1/11/23	29,267	28,924
Bank of America Corp.	4.100%	7/24/23	6,500	6,773
Bank of America Corp.	4.125%	1/22/24	34,600	35,860
Bank of America Corp.	4.000%	4/1/24	6,000	6,183
Bank of America Corp.	4.200%	8/26/24	12,000	12,042
Bank of America NA	5.300%	3/15/17	8,877	9,626
Bank of America NA	6.100%	6/15/17	5,000	5,547
Bank of Montreal	2.375%	1/25/19	5,000	5,058
Bank of Montreal	2.550%	11/6/22	16,000	15,430
Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,099
Bank of New York Mellon Corp.	5.450%	5/15/19	6,580	7,481
Bank of New York Mellon Corp.	4.600%	1/15/20	14,300	15,820
Bank of New York Mellon Corp.	4.150%	2/1/21	21,944	23,752
Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,701
Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	17,449
Bank of New York Mellon Corp.	3.400%	5/15/24	15,500	15,606
Bank of New York Mellon Corp.	3.250%	9/11/24	14,500	14,384
Bank of Nova Scotia	2.050%	10/30/18	26,275	26,371
Bank of Nova Scotia	2.050%	6/5/19	12,000	11,940
Bank of Nova Scotia	4.375%	1/13/21	8,500	9,398
Bank of Nova Scotia	2.800%	7/21/21	17,352	17,329
Barclays Bank plc	2.500%	2/20/19	18,010	18,153
Barclays Bank plc	5.125%	1/8/20	5,285	5,939
Barclays Bank plc	3.750%	5/15/24	71,613	72,384
BB&T Corp.	4.900%	6/30/17	5,300	5,763
BB&T Corp.	6.850%	4/30/19	5,714	6,813
BB&T Corp.	5.250%	11/1/19	12,000	13,473
BB&T Corp.	3.950%	3/22/22	7,500	7,905
Bear Stearns Cos. LLC	6.400%	10/2/17	5,500	6,216
BNP Paribas SA	2.400%	12/12/18	3,150	3,170
BNP Paribas SA	5.000%	1/15/21	54,350	60,857
BNP Paribas SA	3.250%	3/3/23	28,735	28,869
BPCE SA	2.500%	12/10/18	14,875	15,000
BPCE SA	4.000%	4/15/24	50,690	52,320
Branch Banking & Trust Co.	2.850%	4/1/21	5,000	5,015
Capital One Financial Corp.	2.450%	4/24/19	2,450	2,447

	Capital One Financial Corp.	3.750%	4/24/24	3,000	3,037
	Capital One NA	1.500%	3/22/18	7,000	6,902
	Capital One NA	2.400%	9/5/19	5,800	5,771
	Capital One NA	2.950%	7/23/21	12,000	11,927
	Citigroup Inc.	6.000%	8/15/17	3,000	3,348
	Citigroup Inc.	6.125%	11/21/17	12,491	14,047
	Citigroup Inc.	6.125%	5/15/18	15,000	17,010
	Citigroup Inc.	8.500%	5/22/19	19,317	24,222
	Citigroup Inc.	5.375%	8/9/20	31,422	35,715
	Citigroup Inc.	4.500%	1/14/22	46,600	50,353
	Citigroup Inc.	3.375%	3/1/23	21,000	20,954
	Citigroup Inc.	3.875%	10/25/23	19,700	20,272
	Citigroup Inc.	3.750%	6/16/24	12,000	12,189
	Citigroup Inc.	5.500%	9/13/25	9,000	9,965
[5,6,7]Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
	Comerica Inc.	3.800%	7/22/26	1,600	1,599
6	Commonwealth Bank of Australia	2.000%	6/18/19	4,300	4,297
6	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	13,014
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	4,000	4,046
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	17,744	19,588
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	42,600	45,342
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	47,080	47,872
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	49,732	52,327
**	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	5.250%	9/14/27	4,800	8,248
	Credit Suisse	6.000%	2/15/18	3,692	4,132
	Credit Suisse	2.300%	5/28/19	6,400	6,375
	Credit Suisse	4.375%	8/5/20	14,000	15,311
	Credit Suisse	3.000%	10/29/21	40,000	39,552
	Credit Suisse	3.625%	9/9/24	69,650	69,703
	Deutsche Bank AG	2.500%	2/13/19	4,000	4,038
	Deutsche Bank AG	3.700%	5/30/24	39,250	39,485
	Discover Bank	7.000%	4/15/20	3,665	4,342
	Fifth Third Bank	2.875%	10/1/21	10,000	9,922
	First Niagara Financial Group Inc.	6.750%	3/19/20	4,720	5,428
	First Niagara Financial Group Inc.	7.250%	12/15/21	14,217	16,400
	FirstMerit Corp.	4.350%	2/4/23	9,000	9,370
	Goldman Sachs Group Inc.	6.250%	9/1/17	3,000	3,359
	Goldman Sachs Group Inc.	5.950%	1/18/18	8,510	9,528
	Goldman Sachs Group Inc.	2.375%	1/22/18	3,000	3,024
	Goldman Sachs Group Inc.	6.150%	4/1/18	10,225	11,528
	Goldman Sachs Group Inc.	2.900%	7/19/18	55	56
	Goldman Sachs Group Inc.	2.625%	1/31/19	13,000	13,095
	Goldman Sachs Group Inc.	7.500%	2/15/19	15,000	17,909
	Goldman Sachs Group Inc.	2.550%	10/23/19	2,200	2,186
	Goldman Sachs Group Inc.	5.375%	3/15/20	17,155	19,266
	Goldman Sachs Group Inc.	6.000%	6/15/20	14,720	17,009
	Goldman Sachs Group Inc.	5.250%	7/27/21	35,387	39,483
	Goldman Sachs Group Inc.	5.750%	1/24/22	42,535	48,780
	Goldman Sachs Group Inc.	3.625%	1/22/23	13,300	13,365
	Goldman Sachs Group Inc.	4.000%	3/3/24	33,190	33,954
	HSBC Bank USA NA	6.000%	8/9/17	5,055	5,630
	HSBC Bank USA NA	4.875%	8/24/20	24,478	26,877

	HSBC Holdings plc	5.100%	4/5/21	53,948	61,035
	HSBC Holdings plc	4.000%	3/30/22	30,100	32,012
	HSBC Holdings plc	4.250%	3/14/24	35,000	35,964
**	HSBC Holdings plc	6.500%	5/20/24	2,500	5,051
5	HSBC Holdings plc	6.375%	12/29/49	7,575	7,726
	HSBC USA Inc.	5.000%	9/27/20	8,158	8,941
	Intesa Sanpaolo SPA	3.875%	1/15/19	17,000	17,674
	Intesa Sanpaolo SPA	5.250%	1/12/24	3,000	3,265
	JPMorgan Chase & Co.	6.125%	6/27/17	3,000	3,340
	JPMorgan Chase & Co.	6.000%	1/15/18	6,000	6,763
	JPMorgan Chase & Co.	1.800%	1/25/18	8,100	8,097
	JPMorgan Chase & Co.	1.625%	5/15/18	3,395	3,351
	JPMorgan Chase & Co.	2.350%	1/28/19	3,500	3,524
	JPMorgan Chase & Co.	6.300%	4/23/19	10,650	12,355
	JPMorgan Chase & Co.	4.950%	3/25/20	21,496	23,837
	JPMorgan Chase & Co.	4.400%	7/22/20	18,510	20,063
	JPMorgan Chase & Co.	4.250%	10/15/20	20,480	22,002
	JPMorgan Chase & Co.	4.625%	5/10/21	22,450	24,559
	JPMorgan Chase & Co.	4.350%	8/15/21	14,235	15,346
	JPMorgan Chase & Co.	4.500%	1/24/22	25,000	27,188
	JPMorgan Chase & Co.	3.250%	9/23/22	23,500	23,539
	JPMorgan Chase & Co.	3.200%	1/25/23	9,625	9,518
	JPMorgan Chase & Co.	3.875%	2/1/24	8,400	8,690
	JPMorgan Chase & Co.	3.625%	5/13/24	14,750	14,892
5	JPMorgan Chase & Co.	6.125%	12/29/49	4,950	4,975
	JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	7,245
	JPMorgan Chase Bank NA	6.000%	10/1/17	10,380	11,620
	KeyBank NA	1.650%	2/1/18	4,000	3,992
[5,6]	LBG Capital No.1 plc	8.000%	12/29/49	5,100	5,482
*	Leeds Building Society	2.625%	4/1/21	11,000	14,496
	Lloyds Bank plc	6.375%	1/21/21	16,892	20,328
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,555	9,791
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	5,758	5,802
6	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	20,000	19,940
	Morgan Stanley	5.950%	12/28/17	2,000	2,245
	Morgan Stanley	6.625%	4/1/18	5,700	6,529
	Morgan Stanley	7.300%	5/13/19	15,000	17,904
	Morgan Stanley	2.375%	7/23/19	6,000	5,964
	Morgan Stanley	5.625%	9/23/19	20,500	23,265
	Morgan Stanley	5.500%	1/26/20	16,035	18,075
	Morgan Stanley	5.500%	7/24/20	12,000	13,572
	Morgan Stanley	5.750%	1/25/21	24,000	27,536
	Morgan Stanley	5.500%	7/28/21	26,800	30,495
	Morgan Stanley	3.750%	2/25/23	18,000	18,237
	Morgan Stanley	3.875%	4/29/24	20,900	21,181
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,368
	MUFG Union Bank NA	5.950%	5/11/16	1,131	1,212
	MUFG Union Bank NA	2.125%	6/16/17	3,695	3,756
	National Australia Bank Ltd.	3.000%	1/20/23	26,820	26,482
	Northern Trust Co.	5.850%	11/9/17	7,280	8,250
	Northern Trust Co.	6.500%	8/15/18	4,000	4,634
	Northern Trust Corp.	3.450%	11/4/20	500	529
	Northern Trust Corp.	3.375%	8/23/21	13,036	13,624
	People's United Bank	4.000%	7/15/24	9,500	9,495
	People's United Financial Inc.	3.650%	12/6/22	11,405	11,440
	PNC Bank NA	6.000%	12/7/17	4,500	5,069
	PNC Bank NA	6.875%	4/1/18	12,085	14,015
	PNC Bank NA	2.200%	1/28/19	4,630	4,641

PNC Bank NA	2.400%	10/18/19	10,000	10,018
PNC Bank NA	2.700%	11/1/22	45,380	43,651
PNC Bank NA	2.950%	1/30/23	15,000	14,565
PNC Bank NA	3.800%	7/25/23	15,750	16,215
PNC Bank NA	3.300%	10/30/24	15,450	15,430
PNC Financial Services Group Inc.	2.854%	11/9/22	2,000	1,963
PNC Funding Corp.	6.700%	6/10/19	12,000	14,279
PNC Funding Corp.	5.125%	2/8/20	21,243	23,962
PNC Funding Corp.	4.375%	8/11/20	23,000	25,198
PNC Funding Corp.	3.300%	3/8/22	14,570	14,812
Regions Bank	7.500%	5/15/18	8,775	10,280
Regions Financial Corp.	2.000%	5/15/18	2,000	1,982
Royal Bank of Scotland plc	5.625%	8/24/20	30,626	34,974
Royal Bank of Scotland plc	6.125%	1/11/21	14,500	17,034
Santander Bank NA	8.750%	5/30/18	5,000	6,051
State Street Corp.	1.350%	5/15/18	3,000	2,957
State Street Corp.	4.375%	3/7/21	10,740	11,877
State Street Corp.	3.100%	5/15/23	20,125	19,644
State Street Corp.	3.700%	11/20/23	32,620	33,722
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	10,000	10,153
Svenska Handelsbanken AB	2.500%	1/25/19	2,895	2,963
Synchrony Financial	3.750%	8/15/21	11,000	11,224
Synchrony Financial	4.250%	8/15/24	10,000	10,131
Toronto-Dominion Bank	2.250%	11/5/19	25,705	25,646
UBS AG	2.375%	8/14/19	4,340	4,337
UBS AG	4.875%	8/4/20	37,600	42,073
US Bancorp	4.125%	5/24/21	28,055	30,379
US Bancorp	3.000%	3/15/22	23,724	23,762
US Bancorp	2.950%	7/15/22	35,200	34,520
US Bancorp	3.700%	1/30/24	22,000	22,845
US Bancorp	3.600%	9/11/24	14,800	14,854
US Bank NA	2.125%	10/28/19	4,441	4,415
5 US Bank NA	3.778%	4/29/20	6,395	6,486
Wachovia Bank NA	6.000%	11/15/17	8,000	9,035
Wachovia Corp.	5.625%	10/15/16	8,000	8,700
Wachovia Corp.	5.750%	6/15/17	4,280	4,753
Wachovia Corp.	5.750%	2/1/18	11,025	12,426
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.500%	1/15/13	6,147	1
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.650%	8/15/14	7,500	1
7 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.125%	1/15/15	9,000	1
Wells Fargo & Co.	5.625%	12/11/17	11,400	12,763
Wells Fargo & Co.	2.150%	1/15/19	18,636	18,703
Wells Fargo & Co.	4.600%	4/1/21	26,843	29,632
Wells Fargo & Co.	3.500%	3/8/22	23,772	24,478
Wells Fargo & Co.	3.450%	2/13/23	36,700	36,632
Wells Fargo & Co.	4.125%	8/15/23	19,750	20,470
Wells Fargo & Co.	3.300%	9/9/24	34,500	34,312
5 Wells Fargo & Co.	5.900%	12/29/49	2,390	2,450
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,393
Westpac Banking Corp.	2.250%	7/30/18	9,010	9,148
Westpac Banking Corp.	4.875%	11/19/19	32,795	36,701

Brokerage (1.9%)
Affiliated Managers Group Inc.	4.250%	2/15/24	10,000	10,329
Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,556

Ameriprise Financial Inc.	5.300%	3/15/20	26,570	30,251
Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,320
Ameriprise Financial Inc.	3.700%	10/15/24	5,000	5,064
6 Apollo Management Holdings LP	4.000%	5/30/24	10,500	10,562
BlackRock Inc.	4.250%	5/24/21	27,250	29,796
BlackRock Inc.	3.375%	6/1/22	12,000	12,364
BlackRock Inc.	3.500%	3/18/24	20,000	20,343
Charles Schwab Corp.	4.450%	7/22/20	6,500	7,204
Charles Schwab Corp.	3.225%	9/1/22	11,150	11,257
Franklin Resources Inc.	4.625%	5/20/20	7,550	8,404
Franklin Resources Inc.	2.800%	9/15/22	11,000	10,820
IntercontinentalExchange Group Inc.	4.000%	10/15/23	34,330	35,811
Invesco Finance plc	3.125%	11/30/22	30,485	30,269
Invesco Finance plc	4.000%	1/30/24	21,300	22,313
Jefferies Group LLC	6.875%	4/15/21	8,000	9,357
Jefferies Group LLC	5.125%	1/20/23	5,000	5,291
Legg Mason Inc.	3.950%	7/15/24	5,000	5,082
7 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
Nomura Holdings Inc.	2.750%	3/19/19	9,950	10,030
NYSE Euronext	2.000%	10/5/17	8,000	8,152
6 TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	30,000	30,170
TD Ameritrade Holding Corp.	3.625%	4/1/25	11,400	11,292

Finance Companies (1.8%)
Air Lease Corp.	3.375%	1/15/19	8,000	8,130
Air Lease Corp.	3.875%	4/1/21	6,000	6,075
Air Lease Corp.	4.250%	9/15/24	4,000	3,990
CIT Group Inc.	3.875%	2/19/19	12,650	12,682
General Electric Capital Corp.	2.300%	4/27/17	2,000	2,055
General Electric Capital Corp.	5.625%	9/15/17	6,192	6,921
General Electric Capital Corp.	5.625%	5/1/18	12,975	14,669
General Electric Capital Corp.	6.000%	8/7/19	12,900	15,101
General Electric Capital Corp.	5.500%	1/8/20	20,772	23,975
General Electric Capital Corp.	5.550%	5/4/20	8,200	9,459
General Electric Capital Corp.	4.375%	9/16/20	26,950	29,520
General Electric Capital Corp.	4.625%	1/7/21	13,492	15,003
General Electric Capital Corp.	5.300%	2/11/21	13,500	15,315
General Electric Capital Corp.	4.650%	10/17/21	35,847	39,948
General Electric Capital Corp.	3.150%	9/7/22	13,645	13,810
General Electric Capital Corp.	3.100%	1/9/23	17,200	17,230
General Electric Capital Corp.	3.450%	5/15/24	8,455	8,617
5 General Electric Capital Corp.	6.375%	11/15/67	7,000	7,481
HSBC Finance Corp.	6.676%	1/15/21	63,939	75,408

Insurance (3.6%)
ACE INA Holdings Inc.	2.700%	3/13/23	7,695	7,506
ACE INA Holdings Inc.	3.350%	5/15/24	20,000	20,154
Aetna Inc.	6.500%	9/15/18	10,318	11,976
Aetna Inc.	2.750%	11/15/22	24,000	23,149
Aflac Inc.	4.000%	2/15/22	2,000	2,121
Aflac Inc.	3.625%	6/15/23	16,000	16,284
Alleghany Corp.	4.950%	6/27/22	2,586	2,822
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,246
Allstate Corp.	3.150%	6/15/23	1,000	997
5 Allstate Corp.	5.750%	8/15/53	5,000	5,313
Alterra Finance LLC	6.250%	9/30/20	8,000	9,275
American Financial Group Inc.	9.875%	6/15/19	10,000	12,914
American International Group Inc.	5.850%	1/16/18	7,174	8,077

American International Group Inc.	3.375%	8/15/20	3,000	3,111
American International Group Inc.	6.400%	12/15/20	15,000	17,957
American International Group Inc.	4.875%	6/1/22	16,650	18,565
American International Group Inc.	4.125%	2/15/24	3,000	3,166
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,500	5,732
Axis Specialty Finance LLC	5.875%	6/1/20	25,240	28,812
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	20,202	22,721
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	7,000	7,696
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,360	4,397
Berkshire Hathaway Inc.	3.750%	8/15/21	11,500	12,291
Berkshire Hathaway Inc.	3.400%	1/31/22	7,706	7,998
Brown & Brown Inc.	4.200%	9/15/24	15,000	15,126
5 Chubb Corp.	6.375%	3/29/67	4,900	5,329
CNA Financial Corp.	5.875%	8/15/20	5,000	5,740
CNA Financial Corp.	3.950%	5/15/24	2,000	2,045
Coventry Health Care Inc.	5.450%	6/15/21	8,500	9,693
Genworth Holdings Inc.	7.700%	6/15/20	3,000	3,610
Genworth Holdings Inc.	7.200%	2/15/21	3,000	3,547
Genworth Holdings Inc.	7.625%	9/24/21	5,000	6,110
Genworth Holdings Inc.	4.900%	8/15/23	3,000	3,122
Hartford Financial Services Group Inc.	5.125%	4/15/22	2,880	3,215
Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	11,154
6 Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,735
Loews Corp.	2.625%	5/15/23	8,000	7,616
Manulife Financial Corp.	4.900%	9/17/20	24,150	26,587
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	5,000	5,266
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,500	1,513
6 MassMutual Global Funding II	2.500%	10/17/22	10,500	10,127
MetLife Inc.	4.750%	2/8/21	17,000	18,895
MetLife Inc.	3.048%	12/15/22	17,000	16,882
MetLife Inc.	4.368%	9/15/23	38,430	41,402
MetLife Inc.	3.600%	4/10/24	28,005	28,509
OneBeacon US Holdings Inc.	4.600%	11/9/22	7,269	7,497
PartnerRe Finance A LLC	6.875%	6/1/18	3,857	4,427
PartnerRe Finance B LLC	5.500%	6/1/20	16,550	18,694
Principal Financial Group Inc.	8.875%	5/15/19	11,195	14,226
5 Progressive Corp.	6.700%	6/15/67	6,500	7,150
Prudential Financial Inc.	2.350%	8/15/19	1,950	1,951
5 Prudential Financial Inc.	5.875%	9/15/42	6,000	6,368
5 Prudential Financial Inc.	5.625%	6/15/43	7,875	8,190
5 Prudential Financial Inc.	5.200%	3/15/44	2,500	2,500
Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,500
Reinsurance Group of America Inc.	4.700%	9/15/23	3,000	3,217
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,895
6 Swiss Re Treasury US Corp.	2.875%	12/6/22	2,000	1,928
Torchmark Corp.	9.250%	6/15/19	3,000	3,852
Trinity Acquisition plc	4.625%	8/15/23	3,000	3,145
UnitedHealth Group Inc.	3.875%	10/15/20	14,000	15,009
UnitedHealth Group Inc.	4.700%	2/15/21	13,000	14,480
UnitedHealth Group Inc.	2.875%	3/15/22	16,816	16,771
UnitedHealth Group Inc.	2.750%	2/15/23	12,000	11,708
UnitedHealth Group Inc.	2.875%	3/15/23	9,000	8,848
WellPoint Inc.	4.350%	8/15/20	2,000	2,175
WellPoint Inc.	3.700%	8/15/21	3,090	3,221
WellPoint Inc.	3.300%	1/15/23	4,000	3,956
WR Berkley Corp.	4.625%	3/15/22	2,977	3,186

Real Estate Investment Trusts (2.3%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,465	6,580
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,000	1,996
BioMed Realty LP	4.250%	7/15/22	3,082	3,189
Boston Properties LP	3.125%	9/1/23	2,654	2,572
Boston Properties LP	3.800%	2/1/24	1,050	1,064
Brandywine Operating Partnership LP	4.100%	10/1/24	17,000	17,005
Camden Property Trust	4.875%	6/15/23	5,000	5,501
Corporate Office Properties LP	3.600%	5/15/23	4,525	4,343
CubeSmart LP	4.375%	12/15/23	5,725	5,956
DDR Corp.	7.500%	4/1/17	1,750	1,985
DDR Corp.	3.375%	5/15/23	7,000	6,782
Digital Realty Trust LP	5.250%	3/15/21	12,225	13,358
Duke Realty LP	6.500%	1/15/18	5	6
Duke Realty LP	3.875%	2/15/21	11,530	11,946
Federal Realty Investment Trust	3.000%	8/1/22	16,499	16,302
Federal Realty Investment Trust	3.950%	1/15/24	3,700	3,855
6 Goodman Funding Pty Ltd.	6.375%	4/15/21	3,650	4,229
6 Goodman Funding Pty Ltd.	6.000%	3/22/22	8,155	9,252
HCP Inc.	2.625%	2/1/20	7,000	6,934
HCP Inc.	5.375%	2/1/21	11,600	12,978
HCP Inc.	3.150%	8/1/22	2,000	1,954
HCP Inc.	4.250%	11/15/23	3,000	3,110
Health Care REIT Inc.	6.125%	4/15/20	5,000	5,779
Health Care REIT Inc.	4.950%	1/15/21	8,000	8,750
Health Care REIT Inc.	3.750%	3/15/23	5,000	4,973
Health Care REIT Inc.	4.500%	1/15/24	7,000	7,291
Healthcare Realty Trust Inc.	5.750%	1/15/21	5,000	5,581
Healthcare Realty Trust Inc.	3.750%	4/15/23	13,000	12,746
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,000	1,993
Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,030	12,811
Highwoods Realty LP	3.200%	6/15/21	6,000	5,952
Liberty Property LP	4.750%	10/1/20	9,565	10,330
Liberty Property LP	4.400%	2/15/24	4,000	4,203
Mid-America Apartments LP	4.300%	10/15/23	2,000	2,087
National Retail Properties Inc.	3.900%	6/15/24	11,000	11,138
Omega Healthcare Investors Inc.	4.950%	4/1/24	19,000	19,570
* Prologis LP	1.375%	10/7/20	2,225	2,784
Prologis LP	4.250%	8/15/23	10,000	10,427
Realty Income Corp.	4.650%	8/1/23	6,000	6,433
6 Scentre Group Trust 1 / Scentre Group Trust
2	2.375%	11/5/19	27,260	27,141
Senior Housing Properties Trust	6.750%	12/15/21	4,000	4,600
Simon Property Group LP	5.650%	2/1/20	21,200	24,527
Simon Property Group LP	4.375%	3/1/21	18,394	20,167
Simon Property Group LP	4.125%	12/1/21	20,822	22,573
Simon Property Group LP	3.375%	3/15/22	7,000	7,212
Simon Property Group LP	2.750%	2/1/23	7,500	7,265
Simon Property Group LP	3.750%	2/1/24	29,000	30,206
UDR Inc.	4.625%	1/10/22	3,455	3,724
Ventas Realty LP	3.750%	5/1/24	10,000	9,948
				5,251,362
Industrial (40.1%)
Basic Industry (3.1%)
Air Products & Chemicals Inc.	4.375%	8/21/19	7,325	8,077
Air Products & Chemicals Inc.	3.000%	11/3/21	10,235	10,406

	Air Products & Chemicals Inc.	3.350%	7/31/24	7,000	7,025
	Airgas Inc.	3.650%	7/15/24	3,500	3,544
	Barrick Gold Corp.	3.850%	4/1/22	18,500	17,754
	Barrick Gold Corp.	4.100%	5/1/23	5,000	4,807
	Barrick North America Finance LLC	4.400%	5/30/21	11,930	12,276
	Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	1,062	1,145
**	BHP Billiton Finance Ltd.	3.250%	9/25/24	5,000	7,932
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	22,030	22,609
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,750	17,761
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	33,800	35,771
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,682
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,127
	CF Industries Inc.	7.125%	5/1/20	3,480	4,202
	CF Industries Inc.	3.450%	6/1/23	5,685	5,604
	Dow Chemical Co.	3.500%	10/1/24	7,000	6,904
	Eastman Chemical Co.	4.500%	1/15/21	8,139	8,783
	EI du Pont de Nemours & Co.	4.625%	1/15/20	11,618	12,897
	EI du Pont de Nemours & Co.	3.625%	1/15/21	13,635	14,409
	EI du Pont de Nemours & Co.	4.250%	4/1/21	4,000	4,393
	EI du Pont de Nemours & Co.	2.800%	2/15/23	18,225	17,769
	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	4,300	4,275
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	13,000	12,700
	Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	16,000	15,808
6	Glencore Funding LLC	4.125%	5/30/23	5,000	4,975
	Goldcorp Inc.	3.700%	3/15/23	4,000	3,878
	LyondellBasell Industries NV	5.000%	4/15/19	8,000	8,785
	LyondellBasell Industries NV	6.000%	11/15/21	5,000	5,825
	LyondellBasell Industries NV	5.750%	4/15/24	1,500	1,745
	Monsanto Co.	2.750%	7/15/21	10,000	9,900
	Monsanto Co.	3.375%	7/15/24	15,000	15,061
	Newmont Mining Corp.	3.500%	3/15/22	8,000	7,420
	Nucor Corp.	4.000%	8/1/23	5,000	5,204
	Packaging Corp. of America	3.650%	9/15/24	7,000	6,883
	Plains Exploration & Production Co.	6.125%	6/15/19	1,355	1,479
	Plains Exploration & Production Co.	6.500%	11/15/20	5,863	6,413
	Plains Exploration & Production Co.	6.625%	5/1/21	2,597	2,840
	Plains Exploration & Production Co.	6.750%	2/1/22	4,870	5,406
	Plains Exploration & Production Co.	6.875%	2/15/23	9,148	10,337
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	7,410	8,709
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,110	3,461
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	11,455	11,766
	PPG Industries Inc.	3.600%	11/15/20	3,740	3,901
	PPG Industries Inc.	2.700%	8/15/22	1,605	1,562
	Praxair Inc.	4.500%	8/15/19	3,000	3,317
	Praxair Inc.	4.050%	3/15/21	8,000	8,693
	Praxair Inc.	3.000%	9/1/21	16,915	17,255
	Praxair Inc.	2.450%	2/15/22	11,215	11,005
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,000	3,833
	Rio Tinto Finance USA Ltd.	3.500%	11/2/20	11,500	11,900
	Rio Tinto Finance USA Ltd.	4.125%	5/20/21	12,935	13,608
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	18,820	19,506
	Rio Tinto Finance USA plc	3.500%	3/22/22	21,000	21,459
	Rio Tinto Finance USA plc	2.875%	8/21/22	20,000	19,412
6	Smurfit Kappa Acquisitions	4.875%	9/15/18	1,260	1,304
	Syngenta Finance NV	3.125%	3/28/22	8,895	9,018
	Teck Resources Ltd.	3.000%	3/1/19	2,000	1,984
	Teck Resources Ltd.	4.500%	1/15/21	2,000	2,083
	Vale Overseas Ltd.	5.625%	9/15/19	18,000	20,257

	Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,308
	Vale Overseas Ltd.	4.375%	1/11/22	10,500	10,661

	Capital Goods (4.8%)
	ABB Finance USA Inc.	2.875%	5/8/22	5,000	4,983
6	ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,484
	Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,200
6	Airbus Group Finance BV	2.700%	4/17/23	18,000	17,579
*	Alstom SA	3.000%	7/8/19	4,400	6,009
6	BAE Systems Holdings Inc.	3.800%	10/7/24	15,000	15,099
	Boeing Capital Corp.	4.700%	10/27/19	4,032	4,523
	Boeing Co.	6.000%	3/15/19	2,750	3,196
	Boeing Co.	4.875%	2/15/20	16,680	18,864
	Boeing Co.	7.950%	8/15/24	17,489	24,406
	Boeing Co.	2.850%	10/30/24	5,000	4,931
6	Bombardier Inc.	4.750%	4/15/19	2,725	2,803
**	Bouygues SA	5.500%	10/6/26	8,750	16,163
	Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,132
	Caterpillar Financial Services Corp.	1.250%	11/6/17	775	769
	Caterpillar Financial Services Corp.	5.450%	4/15/18	14,406	16,201
	Caterpillar Financial Services Corp.	3.750%	11/24/23	14,000	14,730
	Caterpillar Inc.	7.900%	12/15/18	10,215	12,577
	Caterpillar Inc.	3.900%	5/27/21	6,000	6,451
	Caterpillar Inc.	2.600%	6/26/22	2,220	2,174
	Caterpillar Inc.	3.400%	5/15/24	13,000	13,292
	Crane Co.	4.450%	12/15/23	2,000	2,124
	Danaher Corp.	5.400%	3/1/19	2,535	2,896
	Danaher Corp.	3.900%	6/23/21	19,577	21,136
	Deere & Co.	4.375%	10/16/19	11,850	13,017
	Deere & Co.	2.600%	6/8/22	29,800	29,244
	Dover Corp.	4.300%	3/1/21	7,000	7,713
6	Embraer Overseas Ltd.	5.696%	9/16/23	7,025	7,507
	Embraer SA	5.150%	6/15/22	8,000	8,590
	Emerson Electric Co.	2.625%	2/15/23	24,700	24,211
	Flowserve Corp.	3.500%	9/15/22	5,000	5,025
	General Dynamics Corp.	3.875%	7/15/21	23,155	24,950
	General Dynamics Corp.	2.250%	11/15/22	21,925	21,055
	General Electric Co.	2.700%	10/9/22	47,000	46,386
	General Electric Co.	3.375%	3/11/24	10,425	10,703
	Harsco Corp.	5.750%	5/15/18	7,065	7,581
	Honeywell International Inc.	4.250%	3/1/21	22,075	24,477
	Honeywell International Inc.	3.350%	12/1/23	9,040	9,359
	Huntington Ingalls Industries Inc.	7.125%	3/15/21	7,320	7,887
	Illinois Tool Works Inc.	6.250%	4/1/19	9,950	11,697
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,000	7,352
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	5,000	4,932
	John Deere Capital Corp.	2.000%	1/13/17	9,500	9,698
	John Deere Capital Corp.	1.200%	10/10/17	1,250	1,253
	John Deere Capital Corp.	5.350%	4/3/18	3,000	3,365
	John Deere Capital Corp.	5.750%	9/10/18	8,000	9,140
	John Deere Capital Corp.	1.700%	1/15/20	7,000	6,805
	John Deere Capital Corp.	2.800%	3/4/21	7,005	7,086
	John Deere Capital Corp.	3.150%	10/15/21	8,050	8,270
	John Deere Capital Corp.	2.750%	3/15/22	12,800	12,694
	John Deere Capital Corp.	2.800%	1/27/23	4,000	3,946
	John Deere Capital Corp.	3.350%	6/12/24	10,000	10,193
	L-3 Communications Corp.	5.200%	10/15/19	8,500	9,407
	L-3 Communications Corp.	4.750%	7/15/20	4,000	4,346

	L-3 Communications Corp.	3.950%	5/28/24	2,000	2,004
	Lockheed Martin Corp.	3.350%	9/15/21	34,523	35,820
	Mohawk Industries Inc.	3.850%	2/1/23	15,000	15,163
	Owens Corning	6.500%	12/1/16	2,102	2,305
	Owens Corning	9.000%	6/15/19	1,179	1,438
	Precision Castparts Corp.	1.250%	1/15/18	12,735	12,632
	Precision Castparts Corp.	2.500%	1/15/23	22,000	21,353
	Raytheon Co.	2.500%	12/15/22	30,000	29,021
	Republic Services Inc.	5.500%	9/15/19	7,400	8,428
	Republic Services Inc.	5.000%	3/1/20	4,400	4,912
	Republic Services Inc.	5.250%	11/15/21	4,000	4,549
	Republic Services Inc.	3.550%	6/1/22	3,000	3,073
	Rockwell Collins Inc.	3.100%	11/15/21	9,000	9,145
	Rockwell Collins Inc.	3.700%	12/15/23	2,300	2,408
	Roper Industries Inc.	2.050%	10/1/18	3,175	3,165
	Roper Industries Inc.	6.250%	9/1/19	2,700	3,142
	Roper Industries Inc.	3.125%	11/15/22	3,000	2,954
6	Schneider Electric SE	2.950%	9/27/22	20,425	20,360
	Stanley Black & Decker Inc.	2.900%	11/1/22	7,000	6,889
8	Textron Inc.	3.875%	3/1/25	7,000	6,988
	United Technologies Corp.	4.500%	4/15/20	20,500	22,828
	United Technologies Corp.	3.100%	6/1/22	64,930	66,004
	Waste Management Inc.	7.375%	3/11/19	4,250	5,148
	Waste Management Inc.	2.900%	9/15/22	6,500	6,448

	Communication (5.3%)
	21st Century Fox America Inc.	6.900%	3/1/19	7,000	8,320
	America Movil SAB de CV	5.000%	10/16/19	12,000	13,435
	America Movil SAB de CV	5.000%	3/30/20	38,500	42,613
	America Movil SAB de CV	3.125%	7/16/22	39,300	38,806
	American Tower Corp.	4.500%	1/15/18	10,000	10,680
	American Tower Corp.	3.450%	9/15/21	15,565	15,238
	AT&T Inc.	5.500%	2/1/18	6,085	6,802
	AT&T Inc.	2.375%	11/27/18	4,000	4,043
	AT&T Inc.	5.800%	2/15/19	4,849	5,556
	AT&T Inc.	2.300%	3/11/19	3,000	3,011
	AT&T Inc.	4.450%	5/15/21	22,500	24,414
	AT&T Inc.	3.875%	8/15/21	25,729	27,027
	AT&T Inc.	3.000%	2/15/22	43,396	42,793
	AT&T Inc.	2.625%	12/1/22	9,000	8,569
	AT&T Inc.	3.900%	3/11/24	27,000	27,583
	British Telecommunications plc	2.350%	2/14/19	6,000	6,035
	CBS Corp.	4.300%	2/15/21	3,000	3,219
	CBS Corp.	3.375%	3/1/22	3,000	3,025
	CBS Corp.	3.700%	8/15/24	6,000	5,992
	CC Holdings GS V LLC / Crown Castle GS III
	Corp.	3.849%	4/15/23	5,685	5,662
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	14,283
	Comcast Corp.	5.150%	3/1/20	31,288	35,679
	Comcast Corp.	3.125%	7/15/22	19,126	19,466
	Comcast Corp.	2.850%	1/15/23	9,487	9,408
	Comcast Corp.	3.600%	3/1/24	33,000	34,068
**	Deutsche Telekom International Finance BV	6.500%	4/8/22	3,000	5,870
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.200%	3/15/20	7,500	8,394
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	4.600%	2/15/21	9,375	10,124

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,637	11,708
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	8,800	8,961
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	8,000	8,346
Discovery Communications LLC	4.375%	6/15/21	5,000	5,346
Interpublic Group of Cos. Inc.	3.750%	2/15/23	6,000	5,968
Moody's Corp.	4.500%	9/1/22	16,700	17,757
NBCUniversal Media LLC	5.150%	4/30/20	28,060	31,911
NBCUniversal Media LLC	4.375%	4/1/21	34,710	38,161
NBCUniversal Media LLC	2.875%	1/15/23	18,000	17,830
Omnicom Group Inc.	4.450%	8/15/20	8,427	9,108
Omnicom Group Inc.	3.625%	5/1/22	14,163	14,508
Omnicom Group Inc.	3.650%	11/1/24	6,000	5,948
Orange SA	2.750%	2/6/19	6,200	6,321
Orange SA	4.125%	9/14/21	6,400	6,768
Qwest Corp.	6.750%	12/1/21	12,628	14,501
Rogers Communications Inc.	4.100%	10/1/23	9,000	9,427
6 Sky plc	3.750%	9/16/24	10,000	10,020
Telefonica Emisiones SAU	5.877%	7/15/19	9,000	10,323
Telefonica Emisiones SAU	5.134%	4/27/20	13,000	14,326
Telefonica Emisiones SAU	5.462%	2/16/21	9,000	10,060
Telefonica Emisiones SAU	4.570%	4/27/23	6,205	6,560
Thomson Reuters Corp.	4.300%	11/23/23	12,000	12,724
Time Warner Cable Inc.	6.750%	7/1/18	6,000	6,981
Time Warner Cable Inc.	8.250%	4/1/19	8,500	10,563
Time Warner Cable Inc.	5.000%	2/1/20	13,363	14,958
Time Warner Cable Inc.	4.125%	2/15/21	7,000	7,470
Time Warner Cable Inc.	4.000%	9/1/21	10,000	10,609
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,000	5,391
Time Warner Inc.	4.750%	3/29/21	11,500	12,646
Time Warner Inc.	4.000%	1/15/22	5,000	5,250
Verizon Communications Inc.	6.350%	4/1/19	8,806	10,264
6 Verizon Communications Inc.	2.625%	2/21/20	12,000	11,932
Verizon Communications Inc.	4.500%	9/15/20	7,000	7,595
Verizon Communications Inc.	4.600%	4/1/21	18,000	19,497
Verizon Communications Inc.	3.000%	11/1/21	7,000	6,945
Verizon Communications Inc.	3.500%	11/1/21	10,971	11,179
Verizon Communications Inc.	2.450%	11/1/22	7,200	6,751
Verizon Communications Inc.	5.150%	9/15/23	31,000	34,454
Verizon Communications Inc.	4.150%	3/15/24	16,000	16,584
Verizon Communications Inc.	3.500%	11/1/24	3,000	2,951
Viacom Inc.	3.125%	6/15/22	4,365	4,266
Viacom Inc.	3.875%	4/1/24	8,000	8,000
Vodafone Group plc	1.500%	2/19/18	3,750	3,698
Vodafone Group plc	4.375%	3/16/21	4,500	4,819
Vodafone Group plc	2.500%	9/26/22	3,885	3,623
Vodafone Group plc	2.950%	2/19/23	2,000	1,905
Walt Disney Co.	2.550%	2/15/22	3,000	2,965
Walt Disney Co.	2.350%	12/1/22	10,000	9,687
WPP Finance 2010	4.750%	11/21/21	5,000	5,470
WPP Finance 2010	3.625%	9/7/22	3,172	3,226
WPP Finance 2010	3.750%	9/19/24	5,000	4,973

Consumer Cyclical (4.6%)
American Honda Finance Corp.	2.125%	10/10/18	7,500	7,564
AutoZone Inc.	4.000%	11/15/20	7,000	7,423

AutoZone Inc.	3.700%	4/15/22	3,000	3,074
AutoZone Inc.	2.875%	1/15/23	8,500	8,198
Brinker International Inc.	3.875%	5/15/23	13,000	12,796
Cummins Inc.	3.650%	10/1/23	7,500	7,887
CVS Health Corp.	3.375%	8/12/24	5,000	4,991
6 Daimler Finance North America LLC	2.875%	3/10/21	11,605	11,675
6 Daimler Finance North America LLC	3.875%	9/15/21	3,506	3,712
6 Daimler Finance North America LLC	3.250%	8/1/24	6,500	6,508
Darden Restaurants Inc.	3.350%	11/1/22	232	210
Dollar General Corp.	3.250%	4/15/23	4,500	4,036
eBay Inc.	2.875%	8/1/21	8,385	8,223
eBay Inc.	2.600%	7/15/22	10,000	9,394
eBay Inc.	3.450%	8/1/24	12,885	12,504
Expedia Inc.	4.500%	8/15/24	7,000	6,991
Ford Motor Credit Co. LLC	3.000%	6/12/17	5,250	5,417
Ford Motor Credit Co. LLC	6.625%	8/15/17	13,056	14,716
Ford Motor Credit Co. LLC	5.000%	5/15/18	17,348	18,963
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	6,882
Ford Motor Credit Co. LLC	5.750%	2/1/21	19,545	22,360
Ford Motor Credit Co. LLC	5.875%	8/2/21	18,000	20,774
Ford Motor Credit Co. LLC	4.375%	8/6/23	5,000	5,290
Gap Inc.	5.950%	4/12/21	20,000	22,513
General Motors Co.	4.875%	10/2/23	5,000	5,375
General Motors Financial Co. Inc.	3.500%	7/10/19	6,000	6,180
General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,300
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	3,618	3,731
6 Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	13,645
Home Depot Inc.	2.700%	4/1/23	14,625	14,359
Home Depot Inc.	3.750%	2/15/24	15,000	15,848
Host Hotels & Resorts LP	3.750%	10/15/23	10,000	9,912
6 Kia Motors Corp.	3.625%	6/14/16	3,200	3,307
L Brands Inc.	6.625%	4/1/21	3,628	4,109
L Brands Inc.	5.625%	10/15/23	5,000	5,375
Lowe's Cos. Inc.	3.750%	4/15/21	11,350	12,130
Lowe's Cos. Inc.	3.800%	11/15/21	6,650	7,100
Lowe's Cos. Inc.	3.120%	4/15/22	24,000	24,650
Lowe's Cos. Inc.	3.875%	9/15/23	20,000	21,280
Lowe's Cos. Inc.	3.125%	9/15/24	10,000	9,966
Macy's Retail Holdings Inc.	2.875%	2/15/23	12,500	11,999
Macy's Retail Holdings Inc.	3.625%	6/1/24	5,000	4,988
Marriott International Inc.	6.375%	6/15/17	3,040	3,394
Marriott International Inc.	3.000%	3/1/19	2,500	2,566
Marriott International Inc.	3.250%	9/15/22	3,500	3,491
MasterCard Inc.	2.000%	4/1/19	1,250	1,247
MasterCard Inc.	3.375%	4/1/24	16,000	16,349
McDonald's Corp.	3.625%	5/20/21	4,500	4,828
McDonald's Corp.	2.625%	1/15/22	9,000	8,935
Nordstrom Inc.	4.750%	5/1/20	15,000	16,672
Nordstrom Inc.	4.000%	10/15/21	7,500	8,047
NVR Inc.	3.950%	9/15/22	10,000	10,172
O'Reilly Automotive Inc.	4.625%	9/15/21	7,000	7,616
O'Reilly Automotive Inc.	3.800%	9/1/22	4,000	4,127
O'Reilly Automotive Inc.	3.850%	6/15/23	7,000	7,188
PACCAR Financial Corp.	1.600%	3/15/17	2,500	2,528
QVC Inc.	3.125%	4/1/19	2,000	2,013
QVC Inc.	4.850%	4/1/24	5,000	5,092
Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,624
Staples Inc.	2.750%	1/12/18	7,000	7,105

Starbucks Corp.	2.000%	12/5/18	2,000	2,009
Starbucks Corp.	3.850%	10/1/23	12,000	12,614
Target Corp.	2.900%	1/15/22	4,500	4,527
Target Corp.	3.500%	7/1/24	15,985	16,187
TJX Cos. Inc.	6.950%	4/15/19	15,663	18,789
TJX Cos. Inc.	2.750%	6/15/21	6,000	6,004
TJX Cos. Inc.	2.500%	5/15/23	16,000	15,361
Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,967
Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,645
Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	25,470
Toyota Motor Credit Corp.	3.300%	1/12/22	16,000	16,564
Toyota Motor Credit Corp.	2.625%	1/10/23	6,000	5,870
VF Corp.	3.500%	9/1/21	15,505	16,396
Wal-Mart Stores Inc.	3.625%	7/8/20	5,515	5,901
Wal-Mart Stores Inc.	3.250%	10/25/20	21,195	22,203
Wal-Mart Stores Inc.	4.250%	4/15/21	14,824	16,308
* Wal-Mart Stores Inc.	1.900%	4/8/22	7,000	9,285
Wal-Mart Stores Inc.	2.550%	4/11/23	57,500	55,771
Wal-Mart Stores Inc.	3.300%	4/22/24	25,300	25,868
Walgreen Co.	5.250%	1/15/19	4,125	4,609
Walgreen Co.	3.100%	9/15/22	6,000	5,883
6 Wesfarmers Ltd.	1.874%	3/20/18	6,000	6,006
* Wesfarmers Ltd.	2.750%	8/2/22	5,000	6,928
Wyndham Worldwide Corp.	5.625%	3/1/21	2,500	2,794
Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,031
Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	1,967

Consumer Noncyclical (9.1%)
AbbVie Inc.	2.900%	11/6/22	8,025	7,803
6 Actavis Funding SCS	3.850%	6/15/24	10,000	9,737
Actavis Inc.	3.250%	10/1/22	15,000	14,366
Allergan Inc.	3.375%	9/15/20	9,000	8,695
Allergan Inc.	2.800%	3/15/23	5,000	4,332
Altria Group Inc.	9.700%	11/10/18	13,654	17,598
Altria Group Inc.	9.250%	8/6/19	8,014	10,444
Altria Group Inc.	4.750%	5/5/21	11,800	12,985
Altria Group Inc.	2.850%	8/9/22	10,000	9,670
Altria Group Inc.	4.000%	1/31/24	5,000	5,161
AmerisourceBergen Corp.	4.875%	11/15/19	6,270	7,017
AmerisourceBergen Corp.	3.500%	11/15/21	10,000	10,330
AmerisourceBergen Corp.	3.400%	5/15/24	8,000	8,009
Amgen Inc.	6.150%	6/1/18	5,000	5,703
Amgen Inc.	2.200%	5/22/19	5,305	5,259
Amgen Inc.	3.625%	5/15/22	12,000	12,222
Amgen Inc.	3.625%	5/22/24	14,000	14,022
Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	90
Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,512
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	14,382	13,744
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	20,000	20,575
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	5,570	6,757
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	10,263
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	42,210	47,931
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	18,286	20,500
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	40,792	39,113
Archer-Daniels-Midland Co.	4.479%	3/1/21	7,750	8,553
6 BAT International Finance plc	9.500%	11/15/18	4,000	5,084
Baxter International Inc.	5.375%	6/1/18	2,000	2,256
Baxter International Inc.	4.500%	8/15/19	2,000	2,207

Baxter International Inc.	4.250%	3/15/20	3,000	3,266
Baxter International Inc.	2.400%	8/15/22	10,965	10,463
Baxter International Inc.	3.200%	6/15/23	7,670	7,690
6 Bayer US Finance LLC	3.000%	10/8/21	7,000	7,039
6 Bayer US Finance LLC	3.375%	10/8/24	13,000	13,043
Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,208
Becton Dickinson & Co.	3.250%	11/12/20	7,000	7,053
Becton Dickinson & Co.	3.125%	11/8/21	5,025	5,016
Boston Scientific Corp.	6.000%	1/15/20	6,500	7,455
Boston Scientific Corp.	4.125%	10/1/23	2,000	2,059
Bottling Group LLC	5.125%	1/15/19	2,275	2,555
Bristol-Myers Squibb Co.	2.000%	8/1/22	8,200	7,634
Brown-Forman Corp.	1.000%	1/15/18	930	915
Brown-Forman Corp.	2.250%	1/15/23	4,350	4,119
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,500	1,461
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,096
Celgene Corp.	3.950%	10/15/20	5,762	6,129
Celgene Corp.	3.250%	8/15/22	7,000	7,036
Celgene Corp.	3.625%	5/15/24	4,000	4,042
Clorox Co.	3.800%	11/15/21	5,000	5,276
Clorox Co.	3.050%	9/15/22	3,000	2,974
Coca-Cola Co.	4.875%	3/15/19	9,200	10,356
Coca-Cola Co.	3.150%	11/15/20	17,950	18,814
Coca-Cola Co.	3.300%	9/1/21	27,245	28,507
Coca-Cola Co.	3.200%	11/1/23	48,420	48,967
* Coca-Cola Co.	1.875%	9/22/26	5,000	6,393
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	3,095	3,124
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,454
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	12,960
Colgate-Palmolive Co.	2.300%	5/3/22	8,000	7,845
Colgate-Palmolive Co.	1.950%	2/1/23	2,079	1,965
Colgate-Palmolive Co.	2.100%	5/1/23	10,000	9,522
ConAgra Foods Inc.	7.000%	4/15/19	2,502	2,955
ConAgra Foods Inc.	3.250%	9/15/22	5,000	4,903
ConAgra Foods Inc.	3.200%	1/25/23	3,617	3,506
Constellation Brands Inc.	3.750%	5/1/21	4,250	4,255
8 Constellation Brands Inc.	4.750%	11/15/24	5,000	5,106
Covidien International Finance SA	4.200%	6/15/20	7,735	8,279
Covidien International Finance SA	3.200%	6/15/22	13,500	13,622
Covidien International Finance SA	2.950%	6/15/23	25,330	24,660
CR Bard Inc.	4.400%	1/15/21	6,000	6,526
Delhaize Group SA	6.500%	6/15/17	5,880	6,580
Delhaize Group SA	4.125%	4/10/19	5,000	5,283
DENTSPLY International Inc.	4.125%	8/15/21	1,900	2,008
Diageo Capital plc	4.828%	7/15/20	12,989	14,399
Diageo Capital plc	2.625%	4/29/23	15,000	14,358
Diageo Investment Corp.	2.875%	5/11/22	16,000	15,946
Dignity Health	3.812%	11/1/24	1,000	1,019
Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	4,808
Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,643
Express Scripts Holding Co.	4.750%	11/15/21	7,625	8,381
Flowers Foods Inc.	4.375%	4/1/22	2,000	2,122
General Mills Inc.	5.650%	2/15/19	3,000	3,436
General Mills Inc.	2.200%	10/21/19	5,000	4,967
General Mills Inc.	3.150%	12/15/21	8,000	8,156
Genzyme Corp.	5.000%	6/15/20	15,349	17,346
Gilead Sciences Inc.	4.400%	12/1/21	9,050	9,861
Gilead Sciences Inc.	3.700%	4/1/24	13,175	13,528

GlaxoSmithKline Capital Inc.	5.650%	5/15/18	7,400	8,386
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	21,570	21,119
GlaxoSmithKline Capital plc	2.850%	5/8/22	15,000	14,864
6 Grupo Bimbo SAB de CV	3.875%	6/27/24	12,000	11,937
Hasbro Inc.	6.300%	9/15/17	5,000	5,633
Hasbro Inc.	3.150%	5/15/21	3,000	3,031
Hershey Co.	4.125%	12/1/20	4,125	4,515
Hershey Co.	2.625%	5/1/23	17,850	17,489
Hormel Foods Corp.	4.125%	4/15/21	3,350	3,646
Kaiser Foundation Hospitals	3.500%	4/1/22	5,765	5,880
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	12,171
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,515
Koninklijke Philips NV	3.750%	3/15/22	12,749	13,260
Kraft Foods Group Inc.	6.125%	8/23/18	6,000	6,918
Kraft Foods Group Inc.	3.500%	6/6/22	2,600	2,660
Kroger Co.	2.200%	1/15/17	2,920	2,980
Kroger Co.	3.300%	1/15/21	5,500	5,622
Kroger Co.	2.950%	11/1/21	7,000	6,934
Kroger Co.	3.400%	4/15/22	3,000	3,038
Kroger Co.	3.850%	8/1/23	5,000	5,132
Life Technologies Corp.	6.000%	3/1/20	5,000	5,762
Lorillard Tobacco Co.	6.875%	5/1/20	7,065	8,335
* Luxottica Group SPA	2.625%	2/10/24	6,200	8,529
McKesson Corp.	7.500%	2/15/19	6,100	7,388
McKesson Corp.	2.850%	3/15/23	5,000	4,810
Medtronic Inc.	4.450%	3/15/20	10,000	10,888
Medtronic Inc.	3.125%	3/15/22	7,000	7,073
Medtronic Inc.	2.750%	4/1/23	20,000	19,219
Medtronic Inc.	3.625%	3/15/24	10,000	10,110
* Merck & Co. Inc.	1.125%	10/15/21	6,178	7,820
Merck & Co. Inc.	2.400%	9/15/22	5,950	5,744
Merck & Co. Inc.	2.800%	5/18/23	22,500	22,188
* Merck & Co. Inc.	1.875%	10/15/26	3,628	4,587
* Mondelez International Inc.	2.375%	1/26/21	10,000	13,357
Mondelez International Inc.	4.000%	2/1/24	11,000	11,347
6 Mylan Inc.	3.125%	1/15/23	16,325	15,604
Mylan Inc.	4.200%	11/29/23	5,850	6,035
Newell Rubbermaid Inc.	2.050%	12/1/17	2,180	2,186
Newell Rubbermaid Inc.	4.700%	8/15/20	5,000	5,414
Novartis Capital Corp.	4.400%	4/24/20	15,000	16,659
Novartis Capital Corp.	2.400%	9/21/22	29,555	28,836
Novartis Capital Corp.	3.400%	5/6/24	10,000	10,249
PepsiCo Inc.	4.500%	1/15/20	13,800	15,357
PepsiCo Inc.	3.125%	11/1/20	7,000	7,258
PepsiCo Inc.	3.000%	8/25/21	17,990	18,373
PepsiCo Inc.	2.750%	3/5/22	13,860	13,782
PepsiCo Inc.	2.750%	3/1/23	9,000	8,786
PepsiCo Inc.	3.600%	3/1/24	18,000	18,539
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,723
6 Pernod Ricard SA	5.750%	4/7/21	2,250	2,567
6 Pernod Ricard SA	4.450%	1/15/22	5,000	5,317
6 Pernod Ricard SA	4.250%	7/15/22	5,000	5,246
Pfizer Inc.	3.000%	6/15/23	10,000	9,951
Pfizer Inc.	3.400%	5/15/24	16,737	16,948
Pharmacia Corp.	6.500%	12/1/18	6,045	7,135
Philip Morris International Inc.	4.500%	3/26/20	11,750	13,016
Philip Morris International Inc.	2.900%	11/15/21	6,000	6,063
Philip Morris International Inc.	2.500%	8/22/22	13,425	13,011

Philip Morris International Inc.	2.625%	3/6/23	2,000	1,936
Philip Morris International Inc.	3.600%	11/15/23	5,000	5,146
Procter & Gamble Co.	2.300%	2/6/22	9,275	9,155
Quest Diagnostics Inc.	4.750%	1/30/20	2,000	2,193
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,358
Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,041
Reynolds American Inc.	3.250%	11/1/22	5,011	4,892
6 Roche Holdings Inc.	6.000%	3/1/19	17,738	20,494
6 Roche Holdings Inc.	3.350%	9/30/24	5,000	5,099
Sanofi	4.000%	3/29/21	18,500	20,023
St. Jude Medical Inc.	3.250%	4/15/23	27,138	26,988
Stryker Corp.	4.375%	1/15/20	4,000	4,394
Stryker Corp.	3.375%	5/15/24	9,000	9,102
Sysco Corp.	2.350%	10/2/19	3,000	3,018
Sysco Corp.	2.600%	6/12/22	4,000	3,920
Sysco Corp.	3.500%	10/2/24	29,050	29,475
* Tesco Corporate Treasury Services plc	2.500%	7/1/24	6,000	7,229
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	20,550	21,016
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	30,800	29,854
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	19,535	19,941
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	7,000	6,881
Thermo Fisher Scientific Inc.	5.000%	6/1/15	3,100	3,175
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,898
Thermo Fisher Scientific Inc.	4.700%	5/1/20	4,400	4,808
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,445
Tyson Foods Inc.	4.500%	6/15/22	12,750	13,617
Tyson Foods Inc.	3.950%	8/15/24	10,000	10,174
Unilever Capital Corp.	4.800%	2/15/19	1,920	2,142
Whirlpool Corp.	4.000%	3/1/24	4,000	4,098
Wyeth LLC	5.500%	2/15/16	5,000	5,317
Zoetis Inc.	3.250%	2/1/23	5,000	4,952

Energy (6.3%)
Apache Corp.	3.625%	2/1/21	6,000	6,262
Apache Corp.	3.250%	4/15/22	15,324	15,480
Baker Hughes Inc.	7.500%	11/15/18	4,845	5,861
Boardwalk Pipelines LP	5.750%	9/15/19	4,935	5,395
BP Capital Markets plc	1.375%	5/10/18	2,000	1,973
BP Capital Markets plc	4.750%	3/10/19	8,350	9,210
BP Capital Markets plc	2.521%	1/15/20	5,000	4,991
BP Capital Markets plc	4.500%	10/1/20	20,500	22,303
BP Capital Markets plc	4.742%	3/11/21	8,748	9,636
BP Capital Markets plc	3.561%	11/1/21	31,470	32,424
BP Capital Markets plc	3.245%	5/6/22	35,000	35,069
BP Capital Markets plc	2.500%	11/6/22	11,500	10,908
BP Capital Markets plc	2.750%	5/10/23	34,560	32,972
BP Capital Markets plc	3.994%	9/26/23	5,000	5,228
BP Capital Markets plc	3.814%	2/10/24	25,500	26,097
Cameron International Corp.	3.600%	4/30/22	1,335	1,363
Cameron International Corp.	4.000%	12/15/23	5,000	5,180
Cameron International Corp.	3.700%	6/15/24	5,000	5,026
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,289
Chevron Corp.	4.950%	3/3/19	3,347	3,769
Chevron Corp.	2.355%	12/5/22	39,000	37,682
Chevron Corp.	3.191%	6/24/23	37,083	37,886
ConocoPhillips	5.750%	2/1/19	11,935	13,734
ConocoPhillips	6.000%	1/15/20	5,000	5,871
ConocoPhillips Co.	2.400%	12/15/22	10,000	9,644

Continental Resources Inc.	5.000%	9/15/22	7,000	7,420
Continental Resources Inc.	4.500%	4/15/23	6,000	6,281
Continental Resources Inc.	3.800%	6/1/24	5,000	4,939
DCP Midstream Operating LP	2.700%	4/1/19	1,430	1,434
DCP Midstream Operating LP	4.950%	4/1/22	4,100	4,450
Devon Energy Corp.	6.300%	1/15/19	5,000	5,782
Diamond Offshore Drilling Inc.	5.875%	5/1/19	5,000	5,662
Diamond Offshore Drilling Inc.	3.450%	11/1/23	6,000	5,681
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,000	3,314
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	18,295	20,894
6 Enable Midstream Partners LP	3.900%	5/15/24	2,000	1,999
Enbridge Energy Partners LP	6.500%	4/15/18	1,750	2,005
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,785
Enbridge Energy Partners LP	4.200%	9/15/21	6,150	6,539
5 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	1,253
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,677
Energy Transfer Partners LP	9.000%	4/15/19	2,334	2,932
Energy Transfer Partners LP	4.650%	6/1/21	12,850	13,699
Energy Transfer Partners LP	5.200%	2/1/22	8,000	8,747
Ensco plc	4.700%	3/15/21	14,300	15,049
Enterprise Products Operating LLC	3.350%	3/15/23	5,500	5,450
5 Enterprise Products Operating LLC	8.375%	8/1/66	1,500	1,639
EOG Resources Inc.	5.625%	6/1/19	10,250	11,788
EOG Resources Inc.	2.450%	4/1/20	5,950	5,932
EOG Resources Inc.	4.400%	6/1/20	12,000	13,140
EOG Resources Inc.	4.100%	2/1/21	11,000	11,941
EOG Resources Inc.	2.625%	3/15/23	17,885	17,243
EQT Corp.	8.125%	6/1/19	5,500	6,762
Halliburton Co.	6.150%	9/15/19	4,631	5,467
Halliburton Co.	3.250%	11/15/21	10,800	11,188
Halliburton Co.	3.500%	8/1/23	5,000	5,131
Hess Corp.	8.125%	2/15/19	5,075	6,224
Hess Corp.	3.500%	7/15/24	5,000	4,961
Kinder Morgan Energy Partners LP	5.950%	2/15/18	1,230	1,373
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,100	2,101
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,712
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,227	9,683
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,627
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,240	1,267
Nabors Industries Inc.	5.000%	9/15/20	3,319	3,617
National Oilwell Varco Inc.	2.600%	12/1/22	34,000	32,359
Nisource Finance Corp.	6.400%	3/15/18	1,463	1,674
Nisource Finance Corp.	6.800%	1/15/19	1,500	1,776
Nisource Finance Corp.	4.450%	12/1/21	3,225	3,501
Nisource Finance Corp.	6.125%	3/1/22	5,000	5,953
Nisource Finance Corp.	3.850%	2/15/23	8,518	8,845
Nisource Finance Corp.	4.800%	2/15/44	4,000	4,224
Noble Energy Inc.	8.250%	3/1/19	6,000	7,399
Noble Holding International Ltd.	4.900%	8/1/20	5,000	5,191
Noble Holding International Ltd.	3.950%	3/15/22	5,000	4,834
Occidental Petroleum Corp.	4.100%	2/1/21	24,525	26,373
Occidental Petroleum Corp.	3.125%	2/15/22	19,080	19,153
Occidental Petroleum Corp.	2.700%	2/15/23	26,604	25,727
ONEOK Partners LP	8.625%	3/1/19	2,000	2,477
ONEOK Partners LP	3.375%	10/1/22	12,083	11,787
Petro-Canada	6.050%	5/15/18	4,000	4,567
Phillips 66	2.950%	5/1/17	4,000	4,154
Phillips 66	4.300%	4/1/22	9,000	9,626

Pioneer Natural Resources Co.	3.950%	7/15/22	5,000	5,044
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	10,000	10,222
Pride International Inc.	6.875%	8/15/20	12,178	14,213
Rowan Cos. Inc.	4.875%	6/1/22	8,000	8,203
Schlumberger Investment SA	3.650%	12/1/23	33,000	34,226
Shell International Finance BV	5.200%	3/22/17	2,680	2,922
Shell International Finance BV	4.300%	9/22/19	16,000	17,644
Shell International Finance BV	4.375%	3/25/20	14,035	15,522
Shell International Finance BV	2.375%	8/21/22	29,609	28,803
Shell International Finance BV	2.250%	1/6/23	10,500	10,017
Shell International Finance BV	3.400%	8/12/23	5,000	5,135
Southwestern Energy Co.	7.500%	2/1/18	5,000	5,825
Southwestern Energy Co.	4.100%	3/15/22	5,000	5,074
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	3,485	3,744
Talisman Energy Inc.	7.750%	6/1/19	3,000	3,561
Talisman Energy Inc.	3.750%	2/1/21	3,300	3,304
Total Capital Canada Ltd.	1.450%	1/15/18	7,700	7,698
Total Capital Canada Ltd.	2.750%	7/15/23	7,000	6,806
Total Capital International SA	2.750%	6/19/21	7,000	7,000
Total Capital International SA	2.875%	2/17/22	31,378	31,315
Total Capital International SA	2.700%	1/25/23	23,160	22,483
Total Capital International SA	3.700%	1/15/24	10,000	10,326
Total Capital International SA	3.750%	4/10/24	25,000	25,935
Total Capital SA	4.450%	6/24/20	25,212	27,985
Total Capital SA	4.125%	1/28/21	12,525	13,598
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	2,000	2,024
Transocean Inc.	6.500%	11/15/20	5,000	5,140
Transocean Inc.	6.375%	12/15/21	18,000	18,824
Transocean Inc.	3.800%	10/15/22	5,000	4,505
Valero Energy Corp.	9.375%	3/15/19	4,200	5,358
Weatherford International Ltd.	9.625%	3/1/19	3,750	4,821
Williams Partners LP	4.500%	11/15/23	11,000	11,553

Other Industrial (0.1%)
6 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	6,500	7,023
6 Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	5,000	4,971

Technology (5.2%)
Agilent Technologies Inc.	5.000%	7/15/20	2,000	2,191
Agilent Technologies Inc.	3.200%	10/1/22	10,000	9,683
Agilent Technologies Inc.	3.875%	7/15/23	7,500	7,605
Altera Corp.	1.750%	5/15/17	3,205	3,225
Altera Corp.	2.500%	11/15/18	10,000	10,111
Altera Corp.	4.100%	11/15/23	4,623	4,841
Apple Inc.	2.850%	5/6/21	37,125	37,732
Apple Inc.	2.400%	5/3/23	98,300	94,800
Apple Inc.	3.450%	5/6/24	54,000	55,432
Applied Materials Inc.	4.300%	6/15/21	13,615	14,818
Baidu Inc.	3.250%	8/6/18	10,100	10,397
Baidu Inc.	3.500%	11/28/22	13,000	12,771
Broadcom Corp.	2.500%	8/15/22	15,000	14,407
Broadcom Corp.	3.500%	8/1/24	6,485	6,503
Cisco Systems Inc.	4.950%	2/15/19	11,800	13,184
Cisco Systems Inc.	4.450%	1/15/20	25,000	27,616
Cisco Systems Inc.	3.625%	3/4/24	15,000	15,455
Corning Inc.	4.250%	8/15/20	9,000	9,827
Corning Inc.	3.700%	11/15/23	15,000	15,542

EMC Corp.	1.875%	6/1/18	6,700	6,660
EMC Corp.	2.650%	6/1/20	12,455	12,277
EMC Corp.	3.375%	6/1/23	15,500	15,182
Equifax Inc.	6.300%	7/1/17	5,000	5,626
Fidelity National Information Services Inc.	3.500%	4/15/23	9,165	9,122
Fidelity National Information Services Inc.	3.875%	6/5/24	10,000	10,103
Fiserv Inc.	3.500%	10/1/22	8,000	8,052
Hewlett-Packard Co.	2.750%	1/14/19	6,250	6,279
Hewlett-Packard Co.	3.750%	12/1/20	5,024	5,128
Hewlett-Packard Co.	4.300%	6/1/21	15,000	15,721
Hewlett-Packard Co.	4.375%	9/15/21	13,022	13,715
Hewlett-Packard Co.	4.650%	12/9/21	9,500	10,141
Intel Corp.	3.300%	10/1/21	34,900	36,311
Intel Corp.	2.700%	12/15/22	28,000	27,448
International Business Machines Corp.	1.625%	5/15/20	8,000	7,717
International Business Machines Corp.	2.900%	11/1/21	7,000	7,095
International Business Machines Corp.	1.875%	8/1/22	17,000	15,659
International Business Machines Corp.	3.375%	8/1/23	31,000	31,350
International Business Machines Corp.	3.625%	2/12/24	23,000	23,471
KLA-Tencor Corp.	3.375%	11/1/19	1,285	1,292
KLA-Tencor Corp.	4.125%	11/1/21	3,000	3,021
KLA-Tencor Corp.	4.650%	11/1/24	12,000	12,043
Microsoft Corp.	2.125%	11/15/22	9,000	8,676
Microsoft Corp.	2.375%	5/1/23	16,500	15,991
Microsoft Corp.	3.625%	12/15/23	19,000	20,056
Motorola Solutions Inc.	3.750%	5/15/22	7,000	6,966
Oracle Corp.	5.750%	4/15/18	4,160	4,723
Oracle Corp.	2.375%	1/15/19	3,250	3,301
Oracle Corp.	5.000%	7/8/19	14,000	15,752
Oracle Corp.	3.875%	7/15/20	13,000	13,978
Oracle Corp.	2.800%	7/8/21	18,000	18,048
Oracle Corp.	2.500%	10/15/22	43,000	41,504
Oracle Corp.	3.625%	7/15/23	24,000	24,888
Oracle Corp.	3.400%	7/8/24	43,500	43,801
Pitney Bowes Inc.	5.750%	9/15/17	707	780
Pitney Bowes Inc.	4.625%	3/15/24	5,000	5,091
6 Seagate HDD Cayman	3.750%	11/15/18	5,670	5,833
6 Seagate HDD Cayman	4.750%	1/1/25	13,500	13,669
Texas Instruments Inc.	2.250%	5/1/23	5,000	4,766
Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,403
Tyco Electronics Group SA	3.500%	2/3/22	16,710	17,233
Tyco Electronics Group SA	3.450%	8/1/24	7,000	7,072
Verisk Analytics Inc.	4.125%	9/12/22	14,764	15,315
Xerox Corp.	5.625%	12/15/19	8,000	9,085
Xilinx Inc.	3.000%	3/15/21	19,000	19,059

Transportation (1.6%)
* Aeroporti di Roma SPA	3.250%	2/20/21	2,800	3,873
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	1/15/23	6,608	7,070
Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,261
Canadian National Railway Co.	2.850%	12/15/21	7,380	7,501
Canadian National Railway Co.	2.250%	11/15/22	4,020	3,872
Canadian Pacific Railway Co.	7.250%	5/15/19	3,375	4,093
Canadian Pacific Railway Co.	4.450%	3/15/23	5,085	5,609
Canadian Pacific Railway Ltd.	4.500%	1/15/22	5,065	5,586
5 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	7/2/19	1,941	2,038

5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	335	352
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,383	1,563
5	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	4/1/21	1,404	1,576
5	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	4,003	4,634
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,404	1,474
	CSX Corp.	7.900%	5/1/17	5,000	5,782
	CSX Corp.	7.375%	2/1/19	3,375	4,078
	CSX Corp.	3.400%	8/1/24	5,000	5,027
5	CSX Transportation Inc.	6.251%	1/15/23	3,306	3,881
[5,9]	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	6,307	7,214
5	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	2,070	2,390
5	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	12/17/19	4,293	4,963
5	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	10/2/20	7,308	8,003
5	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	3,372	3,583
6	ERAC USA Finance LLC	6.375%	10/15/17	6,370	7,223
6	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,229
6	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,430
6	ERAC USA Finance LLC	3.850%	11/15/24	3,000	3,039
**	Firstgroup plc	8.750%	4/8/21	6,000	12,112
5	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	5,775	5,681
	JB Hunt Transport Services Inc.	3.850%	3/15/24	10,695	11,073
[3,5,9]JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.684%	11/15/16	2,465	2,422
	Ryder System Inc.	2.500%	3/1/17	2,000	2,050
	Ryder System Inc.	2.350%	2/26/19	8,120	8,117
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,287	4,919
	Union Pacific Corp.	4.000%	2/1/21	10,000	10,870
	Union Pacific Corp.	4.163%	7/15/22	5,255	5,746
	Union Pacific Corp.	2.950%	1/15/23	5,939	5,962
	Union Pacific Corp.	2.750%	4/15/23	6,448	6,359
	Union Pacific Corp.	3.646%	2/15/24	5,000	5,233
	Union Pacific Corp.	3.750%	3/15/24	17,970	18,994
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,893
	United Parcel Service Inc.	5.500%	1/15/18	5,100	5,732
	United Parcel Service Inc.	3.125%	1/15/21	22,500	23,400
	United Parcel Service Inc.	2.450%	10/1/22	40,700	39,680
					7,395,621
Utilities (6.2%)
	Electric (6.0%)
	Alabama Power Co.	3.375%	10/1/20	7,000	7,352
	Alabama Power Co.	3.550%	12/1/23	5,750	5,974
	Ameren Illinois Co.	6.125%	11/15/17	1,650	1,883
	Ameren Illinois Co.	2.700%	9/1/22	22,449	22,268
	American Electric Power Co. Inc.	1.650%	12/15/17	4,770	4,781
	Appalachian Power Co.	5.000%	6/1/17	640	698

	Appalachian Power Co.	4.600%	3/30/21	3,000	3,341
	Arizona Public Service Co.	8.750%	3/1/19	10,850	13,873
	Arizona Public Service Co.	3.350%	6/15/24	8,200	8,311
	Baltimore Gas & Electric Co.	3.500%	11/15/21	8,925	9,347
	Baltimore Gas & Electric Co.	2.800%	8/15/22	13,600	13,454
	Baltimore Gas & Electric Co.	3.350%	7/1/23	12,575	12,835
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	8,380	9,492
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	4,100	4,248
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	7,330	7,043
	CMS Energy Corp.	6.550%	7/17/17	750	846
	CMS Energy Corp.	5.050%	2/15/18	4,730	5,189
	CMS Energy Corp.	8.750%	6/15/19	11,180	14,214
	CMS Energy Corp.	6.250%	2/1/20	3,255	3,815
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,452
	Commonwealth Edison Co.	1.950%	9/1/16	2,500	2,548
	Commonwealth Edison Co.	6.150%	9/15/17	1,570	1,780
	Commonwealth Edison Co.	5.800%	3/15/18	4,110	4,668
	Commonwealth Edison Co.	4.000%	8/1/20	19,071	20,612
	Commonwealth Edison Co.	3.400%	9/1/21	5,400	5,635
	Connecticut Light & Power Co.	5.650%	5/1/18	3,100	3,519
	Connecticut Light & Power Co.	5.500%	2/1/19	11,695	13,355
	Connecticut Light & Power Co.	2.500%	1/15/23	18,240	17,626
	Consumers Energy Co.	5.650%	9/15/18	1,000	1,139
	Consumers Energy Co.	6.125%	3/15/19	5,600	6,547
	Consumers Energy Co.	6.700%	9/15/19	6,319	7,620
	Consumers Energy Co.	5.650%	4/15/20	10,683	12,469
	Consumers Energy Co.	2.850%	5/15/22	15,640	15,772
	Consumers Energy Co.	3.375%	8/15/23	3,144	3,258
	Consumers Energy Co.	3.125%	8/31/24	6,000	6,035
	DTE Electric Co.	3.450%	10/1/20	7,680	8,078
	DTE Electric Co.	3.900%	6/1/21	14,650	15,761
	DTE Electric Co.	2.650%	6/15/22	1,000	995
	DTE Electric Co.	3.375%	3/1/25	12,000	12,262
	Duke Energy Carolinas LLC	1.750%	12/15/16	2,875	2,927
	Duke Energy Carolinas LLC	7.000%	11/15/18	6,100	7,290
	Duke Energy Carolinas LLC	4.300%	6/15/20	12,915	14,224
	Duke Energy Carolinas LLC	3.900%	6/15/21	4,966	5,382
	Duke Energy Corp.	6.250%	6/15/18	4,272	4,916
	Duke Energy Florida Inc.	5.650%	6/15/18	6,005	6,837
	Duke Energy Florida Inc.	4.550%	4/1/20	12,345	13,749
	Duke Energy Florida Inc.	3.100%	8/15/21	4,400	4,518
	Duke Energy Indiana Inc.	3.750%	7/15/20	14,270	15,289
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,719
	Duke Energy Progress Inc.	5.300%	1/15/19	13,177	14,906
	Duke Energy Progress Inc.	3.000%	9/15/21	17,523	17,921
	Entergy Arkansas Inc.	3.750%	2/15/21	3,770	3,996
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,260	1,430
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	14,219
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	7,025
	Entergy Louisiana LLC	4.050%	9/1/23	5,400	5,774
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,555
	Exelon Generation Co. LLC	4.000%	10/1/20	4,000	4,226
	Exelon Generation Co. LLC	4.250%	6/15/22	5,000	5,213
	FirstEnergy Corp.	4.250%	3/15/23	7,410	7,428
6	FirstEnergy Transmission LLC	4.350%	1/15/25	10,090	10,310
	Florida Power & Light Co.	2.750%	6/1/23	9,200	9,078
[5,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,045	5,474
	Georgia Power Co.	5.700%	6/1/17	1,185	1,317

Georgia Power Co.	5.400%	6/1/18	8,000	9,001
Indiana Michigan Power Co.	7.000%	3/15/19	5,000	5,967
ITC Holdings Corp.	3.650%	6/15/24	7,000	7,053
6 Kansas Gas & Electric Co.	6.700%	6/15/19	4,824	5,759
Kentucky Utilities Co.	3.250%	11/1/20	9,740	10,216
LG&E & KU Energy LLC	3.750%	11/15/20	13,086	13,689
LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,558
Metropolitan Edison Co.	7.700%	1/15/19	5,000	6,009
MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,821
MidAmerican Energy Co.	3.500%	10/15/24	12,000	12,330
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	7,691	8,483
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	9,980	13,142
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	5,450	5,447
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	12,340	12,424
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	8,737	8,911
Nevada Power Co.	7.125%	3/15/19	7,350	8,827
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	10,307
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	3,000	3,004
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	8,755	9,492
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	1,330	1,330
6 Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	1,954
Northeast Utilities	2.800%	5/1/23	2,000	1,936
Northern States Power Co.	2.150%	8/15/22	3,000	2,872
NSTAR Electric Co.	5.625%	11/15/17	3,000	3,364
NSTAR Electric Co.	2.375%	10/15/22	7,700	7,455
NSTAR LLC	4.500%	11/15/19	1,460	1,608
NV Energy Inc.	6.250%	11/15/20	12,485	14,763
* Origin Energy Finance Ltd.	3.500%	10/4/21	3,150	4,430
6 Origin Energy Finance Ltd.	5.450%	10/14/21	1,040	1,170
Pacific Gas & Electric Co.	3.500%	10/1/20	29,000	30,501
Pacific Gas & Electric Co.	4.250%	5/15/21	15,200	16,625
Pacific Gas & Electric Co.	3.250%	9/15/21	4,050	4,146
Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,225
Pacific Gas & Electric Co.	3.250%	6/15/23	16,500	16,505
Pacific Gas & Electric Co.	3.400%	8/15/24	20,475	20,584
PacifiCorp	3.850%	6/15/21	20,344	22,039
PacifiCorp	2.950%	2/1/22	5,954	6,061
Pennsylvania Electric Co.	6.050%	9/1/17	1,415	1,580
Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,259
Potomac Electric Power Co.	3.600%	3/15/24	6,400	6,645
PPL Electric Utilities Corp.	3.000%	9/15/21	15,868	16,219
Public Service Co. of Colorado	5.800%	8/1/18	3,280	3,732
Public Service Co. of Colorado	5.125%	6/1/19	2,500	2,843
Public Service Co. of Colorado	3.200%	11/15/20	5,000	5,232
Public Service Co. of Colorado	2.250%	9/15/22	5,000	4,798
Public Service Co. of New Mexico	7.950%	5/15/18	1,398	1,662
Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,467
Public Service Electric & Gas Co.	2.375%	5/15/23	10,325	9,876
Puget Energy Inc.	6.500%	12/15/20	15,565	18,537
Puget Energy Inc.	6.000%	9/1/21	4,235	4,927
Puget Energy Inc.	5.625%	7/15/22	1,679	1,938
SCANA Corp.	6.250%	4/1/20	8,500	9,795
SCANA Corp.	4.750%	5/15/21	7,900	8,565

Southern California Edison Co.	3.875%	6/1/21	11,156	12,119
Southern California Edison Co.	3.500%	10/1/23	17,500	18,227
Southwestern Electric Power Co.	5.550%	1/15/17	3,000	3,276
Southwestern Electric Power Co.	6.450%	1/15/19	2,118	2,480
Tampa Electric Co.	5.400%	5/15/21	13,000	15,185
Tampa Electric Co.	2.600%	9/15/22	4,070	3,983
TECO Finance Inc.	5.150%	3/15/20	14,332	16,058
UIL Holdings Corp.	4.625%	10/1/20	7,000	7,529
Union Electric Co.	6.400%	6/15/17	3,000	3,385
Union Electric Co.	6.700%	2/1/19	2,427	2,882
Union Electric Co.	3.500%	4/15/24	5,410	5,584
Virginia Electric & Power Co.	5.950%	9/15/17	5,000	5,656
Virginia Electric & Power Co.	5.400%	4/30/18	6,137	6,909
Virginia Electric & Power Co.	5.000%	6/30/19	3,930	4,444
Virginia Electric & Power Co.	3.450%	9/1/22	3,000	3,135
Westar Energy Inc.	5.100%	7/15/20	10,100	11,491
Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,559
5 Wisconsin Energy Corp.	6.250%	5/15/67	4,276	4,404
Wisconsin Power & Light Co.	5.000%	7/15/19	4,500	5,067
Xcel Energy Inc.	5.613%	4/1/17	2,079	2,289

Natural Gas (0.2%)
6 Centrica plc	4.000%	10/16/23	8,260	8,444
Sempra Energy	2.300%	4/1/17	1,094	1,121
Sempra Energy	6.150%	6/15/18	5,938	6,794
Sempra Energy	9.800%	2/15/19	4,340	5,660
Sempra Energy	2.875%	10/1/22	7,000	6,854
Sempra Energy	3.550%	6/15/24	2,000	2,037
Southern California Gas Co.	3.150%	9/15/24	8,910	8,989

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	3,000	3,030
				1,134,492
Total Corporate Bonds (Cost $13,390,970)				13,781,475
Sovereign Bonds (U.S. Dollar-Denominated) (3.1%)
6 Abu Dhabi National Energy Co.	6.165%	10/25/17	1,000	1,119
6 Abu Dhabi National Energy Co.	3.625%	1/12/23	1,000	1,006
Asian Development Bank	1.125%	3/15/17	4,000	4,030
Asian Development Bank	1.875%	10/23/18	3,000	3,050
Banco do Brasil SA	3.875%	10/10/22	1,000	943
6 Bank Nederlandse Gemeenten	2.500%	1/23/23	1,000	993
6 Bank of China Hong Kong Ltd.	3.750%	11/8/16	920	958
6 Bermuda	5.603%	7/20/20	2,300	2,521
6 Bermuda	4.138%	1/3/23	2,000	1,993
6 Bermuda	4.854%	2/6/24	1,000	1,039
Cayman Islands	5.950%	11/24/19	500	573
6 CDP Financial Inc.	3.150%	7/24/24	8,000	8,036
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,800	1,829
6 CEZ AS	4.250%	4/3/22	1,000	1,060
China Development Bank Corp.	5.000%	10/15/15	1,500	1,553
6 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,000	1,022
6 CNPC General Capital Ltd.	3.400%	4/16/23	1,000	972
6 Corp Nacional del Cobre de Chile	4.875%	11/4/44	1,500	1,477
Corp. Andina de Fomento	3.750%	1/15/16	11,500	11,903
6 Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,463
6 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,102
Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,500	1,540

6	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	1,500	1,589
6	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	2,000	2,055
	Ecopetrol SA	5.875%	9/18/23	2,000	2,218
6	Electricite de France SA	6.000%	1/22/14	50	58
[5,6]	ENA Norte Trust	4.950%	4/25/28	1,815	1,865
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	4,200	4,326
	European Investment Bank	2.250%	3/15/16	8,000	8,202
	European Investment Bank	2.125%	7/15/16	10,000	10,275
	European Investment Bank	2.500%	4/15/21	7,000	7,183
	European Investment Bank	3.250%	1/29/24	2,000	2,125
	Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,031
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,058
	Export-Import Bank of Korea	4.000%	1/11/17	10,000	10,570
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,084
	Export-Import Bank of Korea	5.125%	6/29/20	2,000	2,254
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,063
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,124
	Federative Republic of Brazil	2.625%	1/5/23	3,000	2,750
	Federative Republic of Brazil	4.250%	1/7/25	4,000	4,046
	Federative Republic of Brazil	5.625%	1/7/41	1,200	1,293
	Federative Republic of Brazil	5.000%	1/27/45	8,070	7,891
	FMS Wertmanagement AoeR	1.625%	11/20/18	5,000	5,024
	Inter-American Development Bank	3.000%	2/21/24	6,425	6,703
	International Finance Corp.	1.000%	4/24/17	6,700	6,704
	International Finance Corp.	1.750%	9/4/18	3,000	3,029
6	IPIC GMTN Ltd.	5.500%	3/1/22	800	932
	KazMunayGas National Co. JSC	11.750%	1/23/15	2,000	2,039
6	KazMunayGas National Co. JSC	4.400%	4/30/23	2,000	1,950
	KazMunayGas National Co. JSC	5.750%	4/30/43	200	195
10	KFW	1.250%	2/15/17	4,000	4,045
10	KFW	1.000%	6/11/18	11,750	11,608
10	KFW	2.750%	10/1/20	3,000	3,135
10	KFW	2.625%	1/25/22	9,000	9,251
10	KFW	2.000%	10/4/22	2,000	1,960
6	Kommunalbanken AS	1.000%	9/26/17	1,500	1,495
	Korea Development Bank	3.875%	5/4/17	5,000	5,271
	Korea Development Bank	1.500%	1/22/18	2,000	1,975
	Korea Finance Corp.	3.250%	9/20/16	1,000	1,036
	Korea Finance Corp.	4.625%	11/16/21	2,000	2,196
6	Korea Land & Housing Corp.	1.875%	8/2/17	5,000	5,019
6	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,344
6	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,043
6	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,802
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	5,000	5,137
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,000	1,964
[6,11] Magyar Export-Import Bank Zrt		4.000%	1/30/20	1,500	1,487
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,315
	North American Development Bank	2.300%	10/10/18	1,500	1,520
	North American Development Bank	2.400%	10/26/22	1,300	1,261
6	OCP SA	5.625%	4/25/24	1,200	1,257
6	Ooredoo International Finance Ltd.	4.750%	2/16/21	1,500	1,630
6	Ooredoo International Finance Ltd.	3.250%	2/21/23	700	684
	Pemex Project Funding Master Trust	5.750%	3/1/18	12,500	13,781
6	Pertamina Persero PT	6.000%	5/3/42	1,000	999
	Petrobras International Finance Co. SA	5.875%	3/1/18	8,330	8,950
	Petrobras International Finance Co. SA	5.750%	1/20/20	28,575	30,114
	Petrobras International Finance Co. SA	5.375%	1/27/21	15,275	15,617
	Petrobras International Finance Co. SA	6.875%	1/20/40	3,500	3,668

	Petroleos Mexicanos	8.000%	5/3/19	3,200	3,893
	Petroleos Mexicanos	6.000%	3/5/20	5,800	6,552
	Petroleos Mexicanos	5.500%	1/21/21	6,500	7,195
	Petroleos Mexicanos	4.875%	1/24/22	16,000	17,102
	Petroleos Mexicanos	3.500%	1/30/23	2,000	1,939
6	Petroleos Mexicanos	4.250%	1/15/25	3,000	3,028
6	Petronas Capital Ltd.	5.250%	8/12/19	2,000	2,253
	Province of Manitoba	1.750%	5/30/19	2,000	1,990
	Province of New Brunswick	2.750%	6/15/18	2,500	2,607
	Province of Ontario	3.000%	7/16/18	3,000	3,153
	Province of Ontario	4.000%	10/7/19	4,500	4,912
[6,12] Qatari Diar Finance QSC		3.500%	7/21/15	500	509
	Quebec	2.625%	2/13/23	5,700	5,641
	Quebec	2.875%	10/16/24	8,250	8,193
	Republic of Chile	3.250%	9/14/21	4,700	4,847
	Republic of Colombia	4.375%	7/12/21	14,200	15,123
	Republic of Colombia	4.000%	2/26/24	1,200	1,229
5	Republic of Colombia	5.625%	2/26/44	6,960	7,785
	Republic of Hungary	7.625%	3/29/41	1,200	1,557
	Republic of Indonesia	5.875%	3/13/20	6,700	7,494
*	Republic of Italy	2.500%	12/1/24	2,700	3,432
	Republic of Kazakhstan	4.875%	10/14/44	370	357
	Republic of Korea	7.125%	4/16/19	1,500	1,825
6	Republic of Latvia	2.750%	1/12/20	1,000	988
	Republic of Namibia	5.500%	11/3/21	4,400	4,719
5	Republic of Panama	4.000%	9/22/24	2,850	2,893
5	Republic of Peru	6.550%	3/14/37	2,500	3,175
	Republic of Philippines	7.750%	1/14/31	4,575	6,496
	Republic of Poland	3.875%	7/16/15	3,000	3,069
	Republic of Poland	5.125%	4/21/21	12,600	14,234
	Republic of Poland	4.000%	1/22/24	3,250	3,425
6	Republic of Serbia	5.875%	12/3/18	550	582
	Republic of South Africa	6.875%	5/27/19	2,000	2,300
	Republic of Turkey	7.250%	3/15/15	6,000	6,131
	Republic of Turkey	7.000%	9/26/16	18,250	19,957
	Republic of Turkey	7.500%	7/14/17	37,800	42,557
	Republic of Turkey	7.000%	6/5/20	6,000	6,994
	Republic of Turkey	6.250%	9/26/22	4,700	5,354
	Rosneft Oil Co. via Rosneft International
	Finance Ltd.	4.199%	3/6/22	2,000	1,735
	Russian Federation	3.500%	1/16/19	4,200	4,128
6	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,000	2,095
6	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,800	1,885
	State of Israel	5.125%	3/26/19	2,550	2,876
	State of Israel	3.150%	6/30/23	2,000	2,026
6	State of Qatar	5.250%	1/20/20	1,000	1,138
	Statoil ASA	2.450%	1/17/23	3,000	2,897
	Statoil ASA	3.950%	5/15/43	1,000	958
	Statoil ASA	4.800%	11/8/43	2,000	2,205
	Svensk Exportkredit AB	1.750%	10/20/15	3,000	3,042
6	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	962
	United Mexican States	5.950%	3/19/19	1,440	1,655
	United Mexican States	4.750%	3/8/44	2,750	2,805
	United Mexican States	5.550%	1/21/45	3,500	3,974
	United Mexican States	5.750%	10/12/10	5,800	6,145
	Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,500	1,526

VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	2,000	2,005
Total Sovereign Bonds (Cost $569,964)				581,929
Taxable Municipal Bonds (0.3%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,053
California GO	5.750%	3/1/17	2,000	2,219
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	1,250	1,262
Illinois GO	5.365%	3/1/17	1,000	1,082
Illinois GO	5.000%	1/1/23	1,835	1,912
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.885%	1/1/21	1,000	1,022
Johns Hopkins University Maryland GO	5.250%	7/1/19	713	815
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue 2010-EGSL	3.220%	2/1/21	12,000	12,547
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue 2010-ELL	3.450%	2/1/22	5,475	5,748
3 Mississippi GO (Nissan North America, Inc.
Project)	0.853%	11/1/17	5,520	5,574
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	1,565	1,628
New York City NY Transitional Finance
Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,748
New York State Dormitory Authority Revenue
(Employer Assessment)	3.892%	12/1/24	2,000	2,108
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,000	2,490
San Diego County CA Regional Airport
Authority Revenue	3.730%	7/1/21	800	830
3 South Carolina Public Service Authority
Revenue	1.028%	6/1/15	8,250	8,256
Texas GO	3.682%	8/1/24	2,000	2,122
University of California Revenue	2.054%	5/15/18	500	516
University of California Revenue	2.300%	5/15/21	1,000	994
Total Taxable Municipal Bonds (Cost $54,958)				56,926

Tax-Exempt Municipal Bonds (0.0%)
6 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project) (Cost $3,300)	6.500%	7/1/36	3,300	3,673
			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
7 Lehman Brothers Holdings Inc. Pfd. (Cost $8,571)			8,740	—

Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
[13] Vanguard Market Liquidity Fund
(Cost $350,164)	0.114%		350,163,698	350,164
Total Investments (99.4%) (Cost $17,897,808)				18,325,316
		Expiration
		Date	Contracts
Liability for Options Written
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		11/21/14	277	(56)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00		11/21/14	154	(19)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		11/21/14	447	(35)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		11/21/14	277	(69)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00		11/21/14	154	(65)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50		11/21/14	447	(293)
Total Liability for Options Written (Premiums received $754)				(538)
Other Assets and Liabilities-Net (-0.2%)				104,826
Net Assets (100%)				18,429,604

* Face amount denominated in Euro.
** Face amount denominated in British pounds
1 Securities with a value of $6,473,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $3,244,000 have been segregated as initial margin for open cleared swap contracts.
3 Adjustable-rate security.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the aggregate value of these securities was $1,219,580,000, representing 6.6% of net assets.
7 Non-income-producing security-- security in default.
8 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
9 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Hungary
12 Guaranteed by the State of Qatar.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,436,550	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,106,654	7,945
Corporate Bonds	—	13,776,000	5,475
Sovereign Bonds	—	581,929	—
Taxable Municipal Bonds	—	56,926	—
Tax-Exempt Municipal Bonds	—	3,673	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	350,164	—	—
Futures Contracts—Assets[1]	2,288	—	—

Intermediate-Term Investment-Grade Fund

Futures Contracts—Liabilities[1]	(1,947)	—	—
Forward Currency Contracts—Assets	—	550	—
Forward Currency Contracts—Liabilities	—	(169)	—
Swap Contracts—Assets	238[1]	16,504	—
Swap Contracts—Liabilities	(22)[1]	(1,491)	—
Liability for Options Written	(538)	—	—
Total	350,183	17,977,126	13,420
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Futures Contracts	Expiration	Aggregate	Unrealized)

Intermediate-Term Investment-Grade Fund

		Number of)	Settlement	Appreciation
		Long (Short	Value	(Depreciation
		Contracts	Long (Short)
5-Year U.S. Treasury Note	December 2014	8,985	1,073,076	3,826
10-Year U.S. Treasury Note	December 2014	(3,672)	(463,992)	533
30-Year U.S. Treasury Bond	December 2014	(898)	(126,702)	621
2-Year U.S. Treasury Note	December 2014	436	95,729	(88)
Ultra Long U.S. Treasury Bond	December 2014	(84)	(13,172)	73
Euro-Bund	December 2014	(156)	(29,408)	(133)
Long Gilt	December 2014	25	4,598	91
Euro-Buxl	December 2014	(6)	(1,089)	(11)
Euro-Schatz	December 2014	3	416	1
				4,913

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Contract Amount (000)

Intermediate-Term Investment-Grade Fund

						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs	11/4/14	EUR	31,421	USD	39,515	(139)
Goldman Sachs	11/4/14	GBP	5,202	USD	8,325	(3)
Goldman Sachs	12/2/14	USD	39,522	EUR	31,421	146
Deutsche Bank A.G.	11/4/14	USD	16,745	EUR	13,200	203
Morgan Stanley	11/4/14	USD	13,331	EUR	10,582	70
Goldman Sachs	12/2/14	USD	8,323	GBP	5,202	1
Morgan Stanley	11/4/14	USD	6,212	GBP	3,900	(27)
JPM Chase Securities	11/4/14	USD	4,409	EUR	3,494	29
Bank of America	11/4/14	USD	2,265	EUR	1,789	23
UBS AG	11/4/14	USD	2,109	GBP	1,302	26
JPM Chase Securities	11/4/14	USD	1,583	EUR	1,256	8
Barclays Capital	12/2/14	USD	1,527	EUR	1,199	25
JPM Chase Securities	11/4/14	USD	929	EUR	733	10
Deutsche Bank A.G.	11/4/14	USD	467	EUR	365	9
						381
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a

Intermediate-Term Investment-Grade Fund

specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Intermediate-Term Investment-Grade Fund

At October 31, 2014, the fund had the following open swap contracts:
Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid	(Paid	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000))	(%))	($000)
Credit Protection Sold/Moody’s Rating
Bank of America Corp./Baa2	12/20/17	MSCS	7,680	181	1.000	309
Belgium (Kingdom of)/WR	9/20/17	RBS	1,200	33	1.000	55
Brazil (Federative Republic
of)/Baa2	9/20/19	JPMC	6,000	106	1.000	(25)
Brazil (Federative Republic
of)/Baa2	12/20/19	MSCS	2,010	45	1.000	(7)
Brazil (Federative Republic
of)/Baa2	12/20/19	MSCS	4,700	166	1.000	45
Chile (Republic of)/Aa3	12/20/19	MSCS	3,300	(32)	1.000	17
Energy Transfer Partners
LP/Baa3	9/20/18	JPMC	1,500	5	1.000	22
Kohls Corp./Baa1	6/20/18	JPMC	4,500	67	1.000	109
Kohls Corp./Baa1	9/20/18	BOANA	4,500	66	1.000	98
Malaysia (Federation Of)/A3	9/20/19	BARC	5,000	(42)	1.000	7
			40,390			630
Credit Protection Purchased
Alcoa Inc.	6/20/19	BOANA	2,545	(80)	(1.000)	(67)
Alcoa Inc.	6/20/19	BOANA	3,815	(118)	(1.000)	(97)
Austria (Republic of)	9/20/17	BNPSW	1,200	(17)	(1.000)	(48)
Banco Bilbao Vizcaya
Argentina SA	12/20/19	BOANA	5,135	62	(1.000)	227
Bank of America Corp.	12/20/14	DBAG	3,130	(1)	(1.000)	(5)
Bank of America Corp.	12/20/14	BARC	3,130	(3)	(1.000)	(6)
Brazil (Federative Republic of)	12/20/15	BOANA	1,500	(4)	(1.000)	(13)
Devon Energy Corp.	9/20/18	BARC	7,000	23	(1.000)	(93)
EI Du Pont De Nemours & Co.	9/20/18	CSFBI	2,970	63	(1.000)	(26)
EI Du Pont De Nemours & Co.	9/20/18	BARC	2,250	42	(1.000)	(25)
EI Du Pont De Nemours & Co.	9/20/18	BNPSW	2,250	42	(1.000)	(25)
EI Du Pont De Nemours & Co.	9/20/18	DBAG	2,250	42	(1.000)	(25)
EI Du Pont De Nemours & Co.	9/20/18	GSCM	2,250	43	(1.000)	(24)
Federal Express Corp.	12/20/18	GSCM	7,840	100	(1.000)	(134)
Intesa Sanpaolo SPA	12/20/19	BARC	5,135	55	(1.000)	2
Korea (Republic of)	9/20/18	JPMC	2,000	14	(1.000)	(36)
McKesson Corp.	3/20/19	JPMC	6,360	198	(1.000)	(34)
McKesson Corp.	3/20/19	JPMC	6,360	193	(1.000)	(38)

Intermediate-Term Investment-Grade Fund

Mexico (United Mexican State)	12/20/15	BOANA	1,500	(5)	(1.000)	(18)

Morgan Stanley	9/20/15	BARC	4,400	(43)	(1.000)	(75)
Russian Federation	6/20/19	BOANA	3,500	(120)	(1.000)	76
Russian Federation	6/20/19	GSCM	1,000	(64)	(1.000)	(8)
Russian Federation	9/20/19	GSCM	9,000	(469)	(1.000)	74
South Africa (Republic of)	9/20/19	BARC	2,250	(66)	(1.000)	(3)
Turkey (Republic of)	9/20/19	GSCM	7,000	(260)	(1.000)	(54)
Turkey (Republic of)	12/20/19	BARC	7,800	(379)	(1.000)	(118)
Wells Fargo & Company	3/20/15	GSCM	4,400	(3)	(1.000)	(19)
			107,970			(612)
						18

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America NA.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank NA.
MSCS—Morgan Stanley Capital Services Inc.
RBS—The Royal Bank of Scotland plc.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount	(Paid)	(Paid)	(Depreciation)
Termination Date	Clearinghouse[1]	($000)	(%)	(%)	($000)
10/20/2015	LCH	10,000	0.390	(0.157) [2]	(2)
2/15/2016	LCH	4,000	0.450	(0.153) [2]	(2)
5/22/2016	CME	3,800	0.546	(0.235) [3]	2
6/15/2016	LCH	5,306	0.299	(0.153) [2]	1
6/17/2016	CME	1,100	0.485	(0.154) [2]	1

Intermediate-Term Investment-Grade Fund

6/17/2016	CME	970	0.485	(0.154) [2]	-
6/17/2016	CME	4,400	0.444	(0.154) [2]	-
9/17/2016	CME	1,050	0.643	(0.154) [2]	2
9/17/2016	CME	2,560	0.643	(0.154) [2]	4
12/10/2016	LCH	8,355	0.656	(0.152) [2]	-
1/15/2017	CME	3,050	0.770	(0.153) [2]	5
2/15/2017	LCH	6,585	1.875	(0.153) [2]	(11)
				2
2/15/2017	CME	1,600	0.729	(0.153)	-
3/15/2017	CME	39,385	0.937	(0.153) [2]	160
5/5/2017	LCH	4,555	0.876	(0.153) [2]	(8)
5/17/2017	CME	3,900	1.036	(0.154) [2]	19
9/15/2017	LCH	5,910	0.755	(0.153) [2]	(12)
2/15/2018	CME	10,170	1.348	(0.153) [2]	69
3/15/2018	LCH	13,000	0.944	(0.153) [2]	12
5/1/2018	CME	3,400	1.214	(0.153) [2]	-
1/15/2019	LCH	18,930	1.509	(0.153) [2]	58
3/15/2019	CME	22,370	1.699	(0.153) [2]	208
3/15/2019	CME	5,135	1.701	(0.153) [2]	48
6/12/2019	CME	4,600	1.674	(0.235) [3]	3
2/15/2021	CME	6,100	2.200	(0.153) [2]	107
10/15/2021	LCH	5,720	1.949	(0.137) [2]	(26)
1/25/2023	CME	4,500	2.560	(0.152) [2]	127
3/25/2023	CME	1,150	2.773	(0.152) [2]	51
9/17/2031	CME	2,396	3.065	(0.154) [2]	96
9/17/2031	CME	498	3.065	(0.154) [2]	20
					932
1 CME—Chicago Mercantile Exchange
LCH—London Clearing House

Intermediate-Term Investment-Grade Fund

Over-the-Counter Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
		Amount	(Paid)	(Paid)	(Depreciation)
Termination	Counterparty[1]	($000)	(%)	(%)	($000)
Date
12/15/2014	GSCM	257	0.553	(0.153) [2]	1
1/25/2015	BARC	6,400	0.313	(0.152) [2]	2
3/24/2015	GSCM	1,520	2.910	(0.153) [2]	17
7/15/2015	CSFBI	7,422	0.393	(0.153) [2]	11
8/15/2015	GSCM	53,730	1.588	(0.153) [2]	591
10/21/2015	WFC	18,475	1.485	(0.231) [3]	210
2/15/2016	WFC	4,500	0.450	(0.153) [2]	7
2/15/2016	GSCM	9,000	0.448	(0.153) [2]	14
2/22/2016	BNPSW	1,672	0.522	(0.235) [3]	2
5/16/2016	GSCM	5,400	0.451	(0.152) [2]	3
5/16/2016	GSCM	10,800	0.434	(0.153) [2]	3
5/19/2016	WFC	2,579	1.454	(0.232) [3]	34
10/25/2016	WFC	15,200	1.714	(0.234) [3]	306
2/15/2017	WFC	5,700	2.407	(0.153) [2]	217
2/15/2017	WFC	950	2.407	(0.153) [2]	36
2/15/2017	BARC	1,145	2.287	(0.153) [2]	40
2/15/2017	WFC	400	0.714	(0.153) [2]	-
2/15/2017	GSCM	365	3.433	(0.153) [2]	22
2/15/2017	BARC	1,490	3.180	(0.153) [2]	83

Intermediate-Term Investment-Grade Fund

2/15/2017	WFC	625	3.373	(0.153) [2]	38
4/20/2017	GSCM	13,000	0.960	(0.157) [2]	48
9/15/2017	WFC	1,100	2.345	(0.153) [2]	43
9/15/2017	GSCM	7,295	2.533	(0.153) [2]	321
9/15/2017	BARC	5,400	3.363	(0.153) [2]	365
9/15/2017	GSCM	4,850	3.520	(0.153) [2]	350
10/16/2017	WFC	7,000	0.750	(0.152) [2]	(55)
12/15/2017	GSCM	6,000	0.788	(0.153) [2]	(55)
2/15/2018	BARC	18,000	0.923	(0.153) [2]	(131)
5/24/2018	BNPSW	10,000	0.984	(0.153) [2]	(89)
8/15/2018	BNPSW	5,400	0.715	(0.153) [2]	(38)
3/15/2019	GSCM	4,990	1.399	(0.153) [2]	(17)
4/25/2019	WFC	5,451	2.756	(0.234) [3]	173
4/25/2019	WFC	10,720	2.053	(0.233) [3]	236
4/25/2020	JPMC	28,610	3.024	(0.234) [3]	1,756
4/25/2020	GSCM	4,224	2.794	(0.234) [3]	147
4/1/2021	WFC	4,958	0.965	(0.153) [2]	(83)
6/25/2021	GSCM	5,720	3.143	(0.234) [3]	337
10/25/2021	WFC	6,500	3.328	(0.234) [3]	446
11/25/2022	UBSAG	2,927	2.491	(0.235) [3]	93
11/25/2022	BARC	17,900	2.758	(0.235) [3]	755
1/25/2023	WFC	3,000	3.144	(0.234) [3]	184
7/25/2023	BARC	24,625	3.483	(0.234) [3]	1,979
					8,402

1 BARC—Barclays Bank plc.

BNPSW-BNP Paribas.

CSFBI--Credit Suisse First Boston International.

GSCM—Goldman Sachs Bank USA.

JPMC—JP Morgan Chase Bank.

Intermediate-Term Investment-Grade Fund

UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.

2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps
				Notional	Notional
				Amount of	Amount of	Unrealized
Fixed	Fixed			Currency	Currency	Appreciation
Interest	Interest			Received	Delivered	(Depreciation)
Rate	Rate
Received	Paid	Termination	Counterparty[1]	($000)	(000)	($000)
		Date
USD 4.076%	EUR 2.750%	8/2/2022	MSCS	6,897	EUR 5,000	487
USD 3.180%	EUR 1.900%	4/8/2022	BARC	9,666	EUR 7,000	650
USD 4.750%	EUR 3.500%	10/4/2021	JPMC	3,452	EUR 2,500	238
USD 5.502%	GBP 5.250%	9/14/2027	MSCS	8,061	GBP 4,800	328
USD 3.529%	EUR 2.375%	1/26/2021	BARC	13,880	EUR 10,000	986
USD 3.766%	EUR 2.625%	4/1/2021	MSCS	8,318	EUR 6,000	567
USD 6.403%	GBP 6.500%	4/8/2022	MSCS	5,072	GBP 3,000	215
USD 4.112%	EUR 2.625%	4/1/2021	BARC	6,783	EUR 5,000	466
USD 6.557%	GBP 6.500%	5/20/2024	MSCS	4,234	GBP 2,500	234
USD 5.555%	GBP 5.500%	10/6/2026	MSCS	10,725	GBP 6,250	633
USD 8.542%	GBP 8.750%	4/8/2021	GSCM	5,134	GBP 3,000	364
USD 4.416%	EUR 3.000%	7/8/2019	MSCS	3,516	EUR 2,600	262
USD 3.331%	GBP 3.250%	9/25/2024	BARC	8,523	GBP 5,000	406
USD 4.428%	EUR 3.000%	7/8/2019	MSCS	2,419	EUR 1,800	166
USD 5.210%	EUR 3.500%	10/4/2021	BARC	864	EUR 650	48
USD 5.780%	GBP 5.500%	10/6/2026	BNPSW	4,146	GBP 2,500	126
USD 5.213%	EUR 3.250%	2/20/2021	MSCS	3,619	EUR 2,800	149

Intermediate-Term Investment-Grade Fund

USD 3.634%	EUR 1.875%	9/22/2026	MSCS	6,474	EUR 5,000	268
6,593

1 BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

GSCM—Goldman Sachs Bank USA.

JPMC—JP Morgan Chase Bank.

MSCS—Morgan Stanley Capital Services LLC.

At October 31, 2014, counterparties had deposited in segregated accounts securities with a value of $16,692,000 in connection with open swap contracts.

G. At October 31, 2014, the cost of investment securities for tax purposes was $17,897,808,000. Net unrealized appreciation of investment securities for tax purposes was $427,508,000, consisting of unrealized gains of $562,254,000 on securities that had risen in value since their purchase and $134,746,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of October 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (102.0%)
U.S. Government Securities (98.5%)
	United States Treasury Note/Bond	2.750%	2/15/24	52,400	54,397
	United States Treasury Note/Bond	2.500%	5/15/24	13,700	13,914
	United States Treasury Note/Bond	2.375%	8/15/24	8,500	8,529
	United States Treasury Note/Bond	7.500%	11/15/24	1,000	1,465
	United States Treasury Note/Bond	6.875%	8/15/25	18,500	26,403
1	United States Treasury Note/Bond	6.000%	2/15/26	68,400	92,319
	United States Treasury Note/Bond	6.125%	11/15/27	10,000	13,931
	United States Treasury Note/Bond	5.500%	8/15/28	7,500	9,997
	United States Treasury Note/Bond	5.250%	11/15/28	48,250	63,125
	United States Treasury Note/Bond	5.250%	2/15/29	59,700	78,207
	United States Treasury Note/Bond	6.125%	8/15/29	13,500	19,233
	United States Treasury Note/Bond	6.250%	5/15/30	3,000	4,365
	United States Treasury Note/Bond	5.375%	2/15/31	123,500	166,841
	United States Treasury Note/Bond	4.500%	2/15/36	96,400	122,096
	United States Treasury Note/Bond	4.750%	2/15/37	10,000	13,097
	United States Treasury Note/Bond	5.000%	5/15/37	2,000	2,708
	United States Treasury Note/Bond	3.500%	2/15/39	137,300	149,657
	United States Treasury Note/Bond	4.250%	5/15/39	46,666	57,137
	United States Treasury Note/Bond	4.500%	8/15/39	19,100	24,251
	United States Treasury Note/Bond	4.375%	11/15/39	46,600	58,192
	United States Treasury Note/Bond	4.625%	2/15/40	69,450	89,981
	United States Treasury Note/Bond	4.375%	5/15/40	73,249	91,709
	United States Treasury Note/Bond	3.875%	8/15/40	70,300	81,537
	United States Treasury Note/Bond	4.250%	11/15/40	73,500	90,440
	United States Treasury Note/Bond	4.750%	2/15/41	300	398
	United States Treasury Note/Bond	4.375%	5/15/41	9,200	11,559
	United States Treasury Note/Bond	3.750%	8/15/41	69,000	78,541
	United States Treasury Note/Bond	3.125%	11/15/41	61,250	62,322
	United States Treasury Note/Bond	3.125%	2/15/42	84,000	85,312
	United States Treasury Note/Bond	3.000%	5/15/42	66,400	65,767
	United States Treasury Note/Bond	2.750%	8/15/42	206,850	194,600
	United States Treasury Note/Bond	2.750%	11/15/42	314,200	295,153
	United States Treasury Note/Bond	3.125%	2/15/43	132,700	134,172
	United States Treasury Note/Bond	2.875%	5/15/43	197,397	189,872
	United States Treasury Note/Bond	3.625%	8/15/43	21,900	24,282
	United States Treasury Note/Bond	3.750%	11/15/43	39,200	44,437
	United States Treasury Note/Bond	3.625%	2/15/44	161,800	179,422
	United States Treasury Note/Bond	3.375%	5/15/44	172,450	182,797
	United States Treasury Note/Bond	3.125%	8/15/44	143,300	144,957
					3,027,122
Conventional Mortgage-Backed Securities (3.5%)
2,3,4Fannie Mae Pool		3.500%	11/1/44–12/1/44	51,000	52,637
2,3,4Fannie Mae Pool		4.000%	12/1/44	51,000	53,996
2,3	Fannie Mae Pool	6.000%	2/1/26–11/1/28	31	36
					106,669
Total U.S. Government and Agency Obligations (Cost $2,897,393)					3,133,791

Temporary Cash Investment (0.8%)
				Market
				Value
	Coupon		Shares	($000)
Money Market Fund (0.8%)
5 Vanguard Market Liquidity Fund (Cost
$25,846)	0.114%		25,846,224	25,846
Total Investments (102.8%) (Cost $2,923,239)				3,159,637

		Expiration Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury
Futures Contracts, Strike Price $127.50		11/21/14	45	(9)
Call Options on 10-year U.S. Treasury
Futures Contracts, Strike Price $128.50		11/21/14	76	(6)
Call Options on 10-year U.S. Treasury
Futures Contracts, Strike Price $128.00		11/21/14	26	(3)
Put Options on 10-year U.S. Treasury
Futures Contracts, Strike Price $126.50		11/21/14	76	(50)
Put Options on 10-year U.S. Treasury
Futures Contracts, Strike Price $126.00		11/21/14	26	(11)
Put Options on 10-year U.S. Treasury
Futures Contracts, Strike Price $125.50		11/21/14	45	(11)
Total Liability for Options Written (Premiums received $126)				(90)

Other Assets and Liabilities-Net (-2.8%)				(86,088)
Net Assets (100%)				3,073,459
1 Securities with a value of $1,073,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2014.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option adjusted spread, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Long-Term Treasury Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,133,791	—
Temporary Cash Investments	25,846	—	—
Futures Contracts—Assets[1]	155	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Liability for Options Written	(90)	—	—
Total	25,904	3,133,791	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

Long-Term Treasury Fund

At October 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2014	(118)	(25,908)	28
5-Year U.S. Treasury Note	December 2014	(196)	(23,408)	71
10-Year U.S. Treasury Note	December 2014	(182)	(22,997)	5
30-Year U.S. Treasury Bond	December 2014	(195)	(27,513)	(9)
Ultra Treasury Bond	December 2014	(38)	(5,959)	(24)
				71

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2014, the cost of investment securities for tax purposes was $2,925,124,000. Net unrealized appreciation of investment securities for tax purposes was $234,513,000, consisting of unrealized gains of $246,655,000 on securities that had risen in value since their purchase and $12,142,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER

Date: December 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.